UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)

9800 Schwab Way, Lone Tree, Colorado 80124
(Address of principal executive offices) (Zip code)

Omar Aguilar

The Charles Schwab Family of Funds

9800 Schwab Way, Lone Tree, Colorado 80124
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
December 31, 2025

Schwab Prime Advantage Money Fund, Investor Shares

(formerly Schwab Value Advantage Money Fund
®

, Investor Shares)

Ticker Symbol: SWVXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$394,825
Number of Holdings	734
Advisory Fees Paid by the Fund	$680,601,233
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.61%
Seven-Day Yield (without waivers)	3.59%
Seven-Day Effective Yield (with waivers)	3.67%
Business Interest Deduction (163j)	100.00%

Portfolio Composition By Effective Maturity % of Investments

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Prime Advantage Money Fund, Investor Shares | Annual Report
1
REG126663-01  00321775

FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective April 28, 2025, the fund’s name changed from Schwab Value Advantage Money Fund
®
to Schwab Prime Advantage
Money Fund.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2

Schwab Prime Advantage Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2025

Schwab Prime Advantage Money Fund, Ultra Shares

(formerly Schwab Value Advantage Money Fund
®

, Ultra Shares)

Ticker Symbol: SNAXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$394,825
Number of Holdings	734
Advisory Fees Paid by the Fund	$680,601,233
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.76%
Seven-Day Yield (without waivers)	3.74%
Seven-Day Effective Yield (with waivers)	3.83%
Business Interest Deduction (163j)	100.00%

Portfolio Composition By Effective Maturity % of Investments

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Prime Advantage Money Fund, Ultra Shares | Annual Report
1
REG126664-01  00321776

FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective April 28, 2025, the fund’s name changed from Schwab Value Advantage Money Fund
®
to Schwab Prime Advantage
Money Fund.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Prime Advantage Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2025

Schwab Government Money Fund, Sweep Shares

Ticker Symbol: SWGXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$45	0.44%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$90,564
Number of Holdings	332
Advisory Fees Paid by the Fund	$149,719,184
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	3.40%
Seven-Day Yield (without waivers)	3.39%
Seven-Day Effective Yield (with waivers)	3.46%
Long Term Capital Gain Distribution	$95,732
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Sweep Shares | Annual Report
1
REG126646-01  00321759

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Sweep Shares | Annual Report

Annual Report |
December 31, 2025

Schwab Government Money Fund, Investor Shares

Ticker Symbol: SNVXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025
.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$90,564
Number of Holdings	332
Advisory Fees Paid by the Fund	$149,719,184
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	3.50%
Seven-Day Yield (without waivers)	3.49%
Seven-Day Effective Yield (with waivers)	3.56%
Long Term Capital Gain Distribution	$95,732
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Investor Shares | Annual Report
1
REG126645-01  00321757

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2025

Schwab Government Money Fund, Ultra Shares

Ticker Symbol: SGUXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$90,564
Number of Holdings	332
Advisory Fees Paid by the Fund	$149,719,184
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	3.65%
Seven-Day Yield (without waivers)	3.64%
Seven-Day Effective Yield (with waivers)	3.72%
Long Term Capital Gain Distribution	$95,732
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Ultra Shares | Annual Report
1
REG126647-01  00321758

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s
prospectus
,
Statement
of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2025

Schwab U.S. Treasury Money Fund, Investor Shares

Ticker Symbol: SNSXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$100,048
Number of Holdings	76
Advisory Fees Paid by the Fund	$170,018,574
Weighted Average Maturity	50 Days
Seven-Day Yield (with waivers)	3.46%
Seven-Day Yield (without waivers)	3.45%
Seven-Day Effective Yield (with waivers)	3.52%
Long Term Capital Gain Distribution	$230,149
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
agency. The fund’s sponsor has no legal
obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab U.S. Treasury Money Fund, Investor Shares | Annual Report
1
REG126661-01  00321773

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2025

Schwab U.S. Treasury Money Fund, Ultra Shares

Ticker Symbol: SUTXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$100,048
Number of Holdings	76
Advisory Fees Paid by the Fund	$170,018,574
Weighted Average Maturity	50 Days
Seven-Day Yield (with waivers)	3.61%
Seven-Day Yield (without waivers)	3.60%
Seven-Day Effective Yield (with waivers)	3.67%
Long Term Capital Gain Distribution	$230,149
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares o
f the fun
d.
Schwab U.S. Treasury Money Fund, Ultra Shares | Annual Report
1
REG126662-01  00321774

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2025

Schwab Treasury Obligations Money Fund,
Investor Shares

Ticker Symbol: SNOXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$73,013
Number of Holdings	92
Advisory Fees Paid by the Fund	$136,272,640
Weighted Average Maturity	36 Days
Seven-Day Yield (with waivers)	3.49%
Seven-Day Yield (without waivers)	3.49%
Seven-Day Effective Yield (with waivers)	3.55%
Long Term Capital Gain Distribution	$227,095
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers)
is the yiel
d with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Treasury Obligations Money Fund, Investor Shares | Annual Report
1
REG126658-01  00321770

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2025

Schwab Treasury Obligations Money Fund,
Ultra Shares

Ticker Symbol: SCOXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$73,013
Number of Holdings	92
Advisory Fees Paid by the Fund	$136,272,640
Weighted Average Maturity	36 Days
Seven-Day Yield (with waivers)	3.64%
Seven-Day Yield (without waivers)	3.64%
Seven-Day Effective Yield (with waivers)	3.71%
Long Term Capital Gain Distribution	$227,095
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest
income is not reinvested and it reflects the effect of any
applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Treasury Obligations Money Fund, Ultra Shares | Annual Report
1
REG126659-01  00321771

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2025

Schwab Retirement Government Money Fund

Ticker Symbol: SNRXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$2,676
Number of Holdings	308
Advisory Fees Paid by the Fund	$4,228,579
Weighted Average Maturity	36 Days
Seven-Day Yield (with waivers)	3.65%
Seven-Day Yield (without waivers)	3.62%
Seven-Day Effective Yield (with waivers)	3.71%
Long Term Capital Gain Distribution	$6,006
Business Interest Deduction (163j)	99.99%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvest ed in a
dditional shares of the fund.
Schwab Retirement Government Money Fund | Annual Report
1
REG126656-01  00321768

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Retirement Government Money Fund | Annual Report

Annual Report |
December 31, 2025

Schwab Municipal Money Fund, Investor Shares

Ticker Symbol: SWTXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$19,190
Number of Holdings	1,419
Advisory Fees Paid by the Fund	$31,745,847
Weighted Average Maturity	28 Days
Seven-Day Yield (with waivers)	2.73%
Seven-Day Yield (without waivers)	2.73%
Seven-Day Effective Yield (with waivers)	2.77%
Tax Exempt Income Distribution	99.95%
Long Term Capital Gain Distribution	$54,809
Business Interest Deduction (163j)	96.41%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Municipal Money Fund, Investor Shares | Annual Report
1
REG126652-01  00321764

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2025

Schwab Municipal Money Fund, Ultra Shares

Ticker Symbol: SWOXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$19,190
Number of Holdings	1,419
Advisory Fees Paid by the Fund	$31,745,847
Weighted Average Maturity	28 Days
Seven-Day Yield (with waivers)	2.88%
Seven-Day Yield (without waivers )	2.88%
Seven-Day Effective Yield (with waivers)	2.92%
Tax Exempt Income Distribution	99.95%
Long Term Capital Gain Distribution	$54,809
Business Interest Deduction (163j)	96.41%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the
fund.
Schwab Municipal Money Fund, Ultra Shares | Annual Report
1
REG126653-01  00321765

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2025

Schwab AMT Tax-Free Money Fund, Investor Shares

Ticker Symbol: SWWXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
 You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$4,350
Number of Holdings	737
Advisory Fees Paid by the Fund	$6,326,483
Weighted Average Maturity	29 Days
Seven-Day Yield (with waivers)	2.72%
Seven-Day Yield (without waivers)	2.70%
Seven-Day Effective Yield (with waivers )	2.75%
Tax Exempt Income Distribution	99.87%
Long Term Capital Gain Distribution	$14,439
Business Interest Deduction (163j)	79.52%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or
guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers
assuming that all interest income is reinvested in additional shares of the fund.
Schwab AMT Tax-Free Money Fund, Investor Shares | Annual Report
1
REG126641-01  00321753

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2025

Schwab AMT Tax-Free Money Fund, Ultra Shares

Ticker
Symbol: SCTXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect
for so lon
g as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$4,350
Number of Holdings	737
Advisory Fees Paid by the Fund	$6,326,483
Weighted Average Maturity	29 Days
Seven-Day Yield (with waivers )	2.87%
Seven-Day Yield ( without waivers )	2.85%
Seven-Day Effective Yield (with waivers)	2.91%
Tax Exempt Income Distribution	99.87%
Long Term Capital Gain Distribution	$14,439
Business Interest Deduction (163j)	79.52%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per
share, it cannot guarantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab AMT Tax-Free Money Fund, Ultra Shares | Annual Report
1
REG126642-01  00321754

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2025

Schwab California Municipal Money Fund, Investor Shares

Ticker Symbol: SWKXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$9,358
Number of Holdings	441
Advisory Fees Paid by the Fund	$16,377,532
Weighted Average Maturity	28 Days
Seven-Day Yield (with waivers)	2.25%
Seven-Day Yield (without waivers)	2.24%
Seven-Day Effective Yield (with waivers)	2.27%
Tax Exempt Income Distribution	99.69%
Long Term Capital Gain Distribution	$10,133
Business Interest Deduction (163j)	78.14%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab California Municipal Money Fund, Investor Shares | Annual Report
1
REG126643-01  00321755

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s
prospectus
,
Statement
of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2025

Schwab California Municipal Money Fund, Ultra Shares

Ticker Symbol: SCAXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$9,358
Number of Holdings	441
Advisory Fees Paid by the Fund	$16,377,532
Weighted Average Maturity	28 Days
Seven-Day Yield (with waivers)	2.40%
Seven-Day Yield (without waivers)	2.39%
Seven-Day Effective Yield (with waivers)	2.43%
Tax Exempt Income Distribution	99.69%
Long Term Capital Gain Distribution	$10,133
Business Interest Deduction (163j)	78.14%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab California Municipal Money Fund, Ultra Shares | Annual Report
1
REG126644-01  00321756

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Ultra Shares | Annual Report

Annual Report |
December 31, 2025

Schwab New York Municipal Money Fund, Investor Shares

Ticker Symbol: SWYXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$3,255
Number of Holdings	390
Advisory Fees Paid by the Fund	$5,024,277
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.78%
Seven-Day Yield (without waivers)	2.77%
Seven-Day Effective Yield (with waivers)	2.82%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$84,572
Business Interest Deduction (163j)	24.81%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab New York Municipal Money Fund, Investor Shares | Annual Report
1
REG126654-01  00321766

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Investor Shares | Annual Report

Annual Report |
December 31, 2025

Schwab New York Municipal Money Fund, Ultra Shares

Ticker Symbol: SNYXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$3,255
Number of Holdings	390
Advisory Fees Paid by the Fund	$5,024,277
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.93%
Seven-Day Yield (without waivers)	2.92%
Seven-Day Effective Yield (with waivers)	2.97%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$84,572
Business Interest Deduction (163j)	24.81%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab New York Municipal Money Fund, Ultra Shares | Annual Report
1
REG126655-01  00321767

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Ultra Shares | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of nine operational series. All nine series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the nine operational series during 2025 and 2024, based on their respective 2025 and 2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024
$328,700	$353,700	$0	$0	$29,565	$32,850	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025: $1,966,481	2024: $	1,874,341

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | December 31, 2025
Schwab Taxable Money Funds

Schwab Prime Advantage
Money Fund
(formerly Schwab Value Advantage Money Fund®)
Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund
Schwab Retirement
Government Money Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Money Funds | Annual Holdings and Financial Statements
1

Schwab Prime Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.02	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.14%	5.12%	5.03%	1.54%	0.04%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.34%	0.31%[4,5]	0.11%[5]
Total expenses	0.35%	0.35%	0.35%	0.35%[4]	0.35%
Net investment income (loss)	4.06%	4.99%	4.96%	1.97%	0.04%
Net assets, end of period (x 1,000,000)	$252,057	$218,570	$169,906	$94,290	$42,245

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
2
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.02	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.30%	5.28%	5.18%	1.66%	0.04%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.18%[4,5]	0.11%[5]
Total expenses	0.20%	0.20%	0.20%	0.20%[4]	0.20%
Net investment income (loss)	4.21%	5.14%	5.08%	2.09%	0.04%
Net assets, end of period (x 1,000,000)	$142,768	$118,180	$95,499	$69,065	$33,078

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
3

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 21.6% OF NET ASSETS
BANCO BILBAO VIZCAYA ARGENTARIA SA (NEW YORK BRANCH)
		4.15%		01/09/26	500,000,000	500,000,000
		4.04%		01/22/26	100,000,000	100,000,000
		4.03%		02/04/26	399,000,000	399,000,000
		3.91%		03/27/26	100,000,000	100,000,000
		3.89%		03/31/26	150,000,000	150,000,000
		3.88%		04/02/26	300,000,000	300,000,000
		3.89%		04/08/26	150,000,000	150,000,000
BANK OF AMERICA NA
		4.50%		01/07/26	600,000,000	600,000,000
		4.50%		01/09/26	600,000,000	600,000,000
(SOFR + 0.35%)	(a)	4.12%	01/02/26	02/06/26	300,000,000	300,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	03/09/26	500,000,000	500,000,000
		4.38%		03/13/26	54,000,000	54,000,000
		4.41%		03/17/26	473,000,000	473,000,000
(SOFR + 0.40%)	(a)	4.17%	01/02/26	03/25/26	500,000,000	500,000,000
(SOFR + 0.43%)	(a)	4.20%	01/02/26	04/15/26	500,000,000	500,000,000
		4.28%		04/17/26	250,000,000	250,000,000
(SOFR + 0.34%)	(a)	4.11%	01/02/26	04/27/26	600,000,000	600,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	06/18/26	335,000,000	335,000,000
(SOFR + 0.34%)	(a)	4.11%	01/02/26	07/10/26	600,000,000	600,000,000
		3.85%		09/01/26	500,000,000	500,000,000
		3.90%		09/01/26	400,000,000	400,000,000
(SOFR + 0.36%)	(a)	4.13%	01/02/26	10/02/26	1,000,000,000	1,000,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
		4.41%		01/22/26	150,000,000	150,000,000
(SOFR + 0.37%)	(a)	4.08%	01/02/26	11/13/26	248,900,000	248,900,000
BANK OF MONTREAL (LONDON BRANCH)
		4.23%		02/27/26	500,000,000	500,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.27%)	(a)	3.98%	01/02/26	08/06/26	199,000,000	199,000,000
(SOFR + 0.31%)	(a)	4.02%	01/02/26	09/09/26	748,000,000	748,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.28%)	(a)	3.99%	01/02/26	04/01/26	700,000,000	700,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
		4.00%		04/10/26	950,000,000	950,000,000
		4.00%		04/22/26	1,750,000,000	1,750,000,000
		3.93%		04/28/26	199,475,000	199,475,000
(SOFR + 0.25%)	(a)	4.02%	01/02/26	04/29/26	200,000,000	200,000,000
See financial notes
4
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.96%		05/07/26	752,500,000	752,500,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	05/13/26	467,000,000	467,000,000
		4.05%		05/19/26	400,000,000	400,000,000
		4.08%		05/19/26	767,000,000	767,000,000
		4.02%		05/20/26	559,000,000	559,000,000
(SOFR + 0.28%)	(a)	4.05%	01/02/26	05/28/26	693,000,000	693,000,000
		3.88%		06/22/26	500,000,000	500,000,000
		3.88%		06/23/26	490,000,000	490,000,000
BNP PARIBAS (NEW YORK BRANCH)
		4.28%		02/04/26	470,000,000	470,000,000
		4.26%		02/11/26	175,000,000	175,000,000
		4.10%		03/11/26	338,000,000	338,000,000
		4.08%		03/12/26	344,000,000	344,000,000
		3.92%		06/08/26	200,000,000	200,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		3.85%		06/12/26	250,000,000	250,000,000
(SOFR + 0.37%)	(a)	4.08%	01/02/26	09/09/26	499,000,000	499,000,000
CITIBANK NA
		4.50%		02/23/26	750,000,000	750,000,000
(SOFR + 0.39%)	(a)	4.16%	01/02/26	03/26/26	500,000,000	500,000,000
COMMERZBANK AG (NEW YORK BRANCH)
		3.75%		01/02/26	955,000,000	955,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		4.29%		02/27/26	250,000,000	250,000,000
		4.26%		04/07/26	250,000,000	250,000,000
		3.97%		05/01/26	200,000,000	200,000,000
		3.94%		07/08/26	100,000,000	100,000,000
		3.94%		08/03/26	100,000,000	100,000,000
		3.87%		09/02/26	250,000,000	250,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		4.22%		02/02/26	416,300,000	416,300,000
		4.26%		02/02/26	1,000,000,000	1,000,000,000
		4.40%		02/02/26	250,000,000	250,000,000
		4.39%		02/03/26	250,000,000	250,000,000
		4.38%		02/04/26	250,000,000	250,000,000
		4.39%		02/04/26	250,000,000	250,000,000
		4.37%		02/05/26	150,000,000	150,000,000
		3.99%		02/09/26	100,000,000	100,000,000
		4.06%		03/31/26	350,000,000	350,000,000
		4.00%		05/06/26	600,000,000	600,000,000
		3.95%		06/08/26	125,000,000	125,000,000
		3.79%		06/30/26	145,000,000	145,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)
		4.38%		02/05/26	650,000,000	650,000,000
		4.27%		02/13/26	1,000,000,000	1,000,000,000
		4.08%		04/09/26	150,000,000	150,000,000
		4.00%		04/14/26	1,000,000,000	1,000,000,000
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
5

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.01%		04/15/26	558,000,000	558,000,000
		4.05%		05/19/26	111,000,000	111,000,000
		3.94%		06/08/26	131,000,000	131,000,000
		3.83%		06/30/26	300,000,000	300,000,000
GOLDMAN SACHS BANK USA
		4.07%		02/13/26	600,000,000	600,000,000
ING BANK NV
		4.00%		05/05/26	500,000,000	500,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.24%)	(a)	3.95%	01/02/26	01/27/26	391,600,000	391,600,000
(SOFR + 0.22%)	(a)	3.93%	01/02/26	02/10/26	375,000,000	375,000,000
(SOFR + 0.22%)	(a)	3.93%	01/02/26	02/17/26	385,000,000	385,000,000
(SOFR + 0.22%)	(a)	3.93%	01/02/26	02/18/26	400,000,000	400,000,000
(SOFR + 0.22%)	(a)	3.93%	01/02/26	03/10/26	400,000,000	400,000,000
(SOFR + 0.22%)	(a)	3.93%	01/02/26	03/16/26	611,000,000	611,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	03/25/26	481,000,000	481,000,000
(SOFR + 0.25%)	(a)	3.96%	01/02/26	05/18/26	285,000,000	285,000,000
		3.83%		07/06/26	92,000,000	92,000,000
(SOFR + 0.30%)	(a)	4.01%	01/02/26	07/06/26	500,000,000	500,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
		4.45%		01/09/26	205,000,000	205,000,000
(SOFR + 0.23%)	(a)	4.00%	01/02/26	02/20/26	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	3.99%	01/02/26	03/16/26	1,200,000,000	1,200,000,000
(SOFR + 0.22%)	(a)	3.99%	01/02/26	03/19/26	450,000,000	450,000,000
		4.01%		05/20/26	206,000,000	206,000,000
		3.92%		06/09/26	501,000,000	501,000,000
		3.82%		06/22/26	465,000,000	465,000,000
		3.84%		06/24/26	385,000,000	385,000,000
MUFG BANK LTD (NEW YORK BRANCH)
		4.40%		01/14/26	195,000,000	195,000,000
(SOFR + 0.24%)	(a)	4.01%	01/02/26	01/15/26	500,000,000	500,000,000
		4.42%		01/16/26	500,000,000	500,000,000
		4.36%		02/02/26	303,000,000	303,000,000
(SOFR + 0.23%)	(a)	4.00%	01/02/26	02/20/26	420,000,000	420,000,000
(SOFR + 0.23%)	(a)	4.00%	01/02/26	02/26/26	100,000,000	100,000,000
(SOFR + 0.22%)	(a)	3.99%	01/02/26	03/13/26	578,000,000	578,000,000
(SOFR + 0.22%)	(a)	3.99%	01/02/26	03/17/26	441,000,000	441,000,000
(SOFR + 0.22%)	(a)	3.99%	01/02/26	03/18/26	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	3.99%	01/02/26	03/19/26	370,000,000	370,000,000
(SOFR + 0.25%)	(a)	4.02%	01/02/26	04/14/26	270,000,000	270,000,000
(SOFR + 0.23%)	(a)	4.00%	01/02/26	04/17/26	510,000,000	510,000,000
		3.86%		05/01/26	210,000,000	210,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	05/21/26	300,000,000	300,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	05/22/26	250,000,000	250,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	05/26/26	810,000,000	810,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	05/28/26	600,000,000	600,000,000
		3.92%		06/01/26	661,000,000	661,000,000
		3.92%		06/05/26	266,000,000	266,000,000
See financial notes
6
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.27%)	(a)	4.04%	01/02/26	06/08/26	500,000,000	500,000,000
		3.92%		06/11/26	529,000,000	529,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	06/12/26	496,000,000	496,000,000
		3.84%		06/15/26	300,000,000	300,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	06/15/26	200,000,000	200,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
		3.91%		06/03/26	500,000,000	500,000,000
NATIXIS (NEW YORK BRANCH)
		4.41%		01/21/26	500,000,000	500,000,000
		4.27%		02/06/26	500,000,000	500,000,000
		4.19%		03/05/26	700,000,000	700,000,000
		3.91%		04/20/26	514,400,000	514,400,000
		3.98%		05/21/26	550,000,000	550,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
(SOFR + 0.20%)	(a)	3.91%	01/02/26	02/02/26	100,000,000	99,999,143
		3.76%		06/30/26	150,000,000	150,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.24%)	(a)	4.01%	01/02/26	01/05/26	400,000,000	400,000,000
(SOFR + 0.24%)	(a)	4.01%	01/02/26	01/06/26	200,000,000	200,000,000
		3.96%		02/10/26	400,000,000	400,000,000
(SOFR + 0.21%)	(a)	3.98%	01/02/26	03/19/26	200,000,000	200,000,000
		4.36%		03/26/26	140,000,000	140,000,000
(SOFR + 0.21%)	(a)	3.98%	01/02/26	03/30/26	150,000,000	150,000,000
(SOFR + 0.22%)	(a)	3.99%	01/02/26	05/21/26	300,000,000	300,000,000
(SOFR + 0.25%)	(a)	4.02%	01/02/26	05/22/26	100,000,000	100,000,000
(SOFR + 0.25%)	(a)	4.02%	01/02/26	06/09/26	275,000,000	275,000,000
(SOFR + 0.25%)	(a)	4.02%	01/02/26	07/20/26	250,000,000	250,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
		4.34%		04/14/26	250,000,000	250,000,000
		4.33%		04/22/26	500,000,000	500,000,000
(SOFR + 0.32%)	(a)	4.03%	01/02/26	05/15/26	12,300,000	12,299,412
		3.85%		12/02/26	788,000,000	788,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.24%)	(a)	3.95%	01/02/26	01/13/26	222,000,000	222,000,000
(SOFR + 0.24%)	(a)	3.95%	01/02/26	01/21/26	420,000,000	420,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	02/10/26	332,000,000	332,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	02/19/26	500,000,000	500,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	02/23/26	250,000,000	250,000,000
(SOFR + 0.22%)	(a)	3.93%	01/02/26	03/06/26	260,000,000	260,000,000
(SOFR + 0.22%)	(a)	3.93%	01/02/26	03/09/26	198,000,000	198,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	03/25/26	350,000,000	350,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	03/26/26	350,000,000	350,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	03/27/26	458,000,000	458,000,000
(SOFR + 0.23%)	(a)	4.00%	01/02/26	04/02/26	500,000,000	500,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	04/07/26	570,000,000	570,000,000
(SOFR + 0.23%)	(a)	3.94%	01/02/26	04/17/26	479,000,000	479,000,000
(SOFR + 0.24%)	(a)	3.95%	01/02/26	04/30/26	247,000,000	247,000,000
(SOFR + 0.25%)	(a)	3.96%	01/02/26	05/11/26	200,000,000	200,000,000
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
7

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.25%)	(a)	3.96%	01/02/26	05/12/26	225,000,000	225,000,000
(SOFR + 0.25%)	(a)	3.96%	01/02/26	05/14/26	498,000,000	498,000,000
(SOFR + 0.25%)	(a)	3.96%	01/02/26	05/18/26	375,000,000	375,000,000
(SOFR + 0.27%)	(a)	4.04%	01/02/26	06/02/26	558,000,000	558,000,000
(SOFR + 0.27%)	(a)	3.98%	01/02/26	06/12/26	514,000,000	514,000,000
(SOFR + 0.27%)	(a)	3.98%	01/02/26	07/02/26	320,000,000	320,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
		4.14%		01/07/26	400,000,000	400,000,000
		4.05%		02/09/26	250,000,000	250,000,000
		4.03%		02/10/26	248,000,000	248,000,000
		4.05%		02/12/26	250,000,000	250,000,000
		4.04%		02/13/26	300,000,000	300,000,000
		3.99%		03/03/26	310,000,000	310,000,000
		4.06%		03/03/26	300,000,000	300,000,000
		4.00%		03/12/26	224,000,000	224,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
		4.07%		01/13/26	113,000,000	113,000,000
		4.01%		02/09/26	400,000,000	400,000,000
		4.01%		02/10/26	359,000,000	359,000,000
		4.03%		02/24/26	255,000,000	255,000,000
		3.85%		04/02/26	410,000,000	410,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		4.37%		01/28/26	200,000,000	200,000,000
		3.89%		04/27/26	400,000,000	400,000,000
(SOFR + 0.25%)	(a)	4.02%	01/02/26	07/29/26	400,000,000	400,000,000
SWEDBANK AB (NEW YORK BRANCH)
(SOFR + 0.20%)	(a)	3.97%	01/02/26	02/19/26	100,000,000	100,000,000
(SOFR + 0.20%)	(a)	3.97%	01/02/26	02/20/26	175,000,000	175,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		4.51%		01/16/26	274,000,000	274,000,000
		4.36%		01/26/26	954,000,000	954,000,000
(EFFR + 0.38%)	(a)	4.02%	01/02/26	01/30/26	750,000,000	750,000,000
(SOFR + 0.32%)	(a)	4.09%	01/02/26	02/09/26	1,000,000,000	1,000,000,000
(SOFR + 0.31%)	(a)	4.08%	01/02/26	02/13/26	900,000,000	900,000,000
		4.52%		02/18/26	200,000,000	200,000,000
(SOFR + 0.30%)	(a)	4.07%	01/02/26	03/05/26	515,000,000	515,000,000
		4.34%		03/17/26	294,000,000	294,000,000
(SOFR + 0.30%)	(a)	4.07%	01/02/26	03/18/26	28,790,000	28,790,000
		4.35%		05/11/26	998,000,000	998,000,000
(SOFR + 0.28%)	(a)	4.05%	01/02/26	05/15/26	134,000,000	134,000,000
(SOFR + 0.35%)	(a)	4.12%	01/02/26	06/04/26	225,000,000	225,000,000
		4.35%		06/25/26	1,050,000,000	1,050,000,000
		4.38%		07/09/26	400,000,000	400,000,000
		4.40%		07/27/26	1,016,610,000	1,016,610,000
(SOFR + 0.32%)	(a)	4.09%	01/02/26	08/14/26	300,000,000	300,000,000
(SOFR + 0.32%)	(a)	4.09%	01/02/26	08/17/26	375,000,000	375,000,000
(SOFR + 0.39%)	(a)	4.16%	01/02/26	08/18/26	231,000,000	231,000,000
(SOFR + 0.37%)	(a)	4.14%	01/02/26	11/09/26	735,000,000	735,000,000
See financial notes
8
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.40%)	(a)	4.17%	01/02/26	12/18/26	416,000,000	416,000,000
(SOFR + 0.40%)	(a)	4.17%	01/02/26	01/11/27	90,000,000	90,000,000
TRUIST BANK
		4.01%		02/02/26	500,000,000	500,000,000
		3.82%		03/31/26	750,000,000	750,000,000
		3.83%		03/31/26	900,000,000	900,000,000
WELLS FARGO BANK NA
(SOFR + 0.27%)	(a)	3.98%	01/02/26	03/02/26	500,000,000	500,000,000
Total Certificates Of Deposit (Cost $85,279,873,555)						85,279,873,555

ASSET-BACKED COMMERCIAL PAPER 7.5% OF NET ASSETS
ANTALIS SA
	(b)(c)(d)	3.75%		01/05/26	50,000,000	49,984,375
	(b)(c)(d)	4.16%		01/06/26	97,750,000	97,705,252
	(b)(c)(d)	4.04%		01/28/26	60,120,000	59,946,320
	(b)(c)(d)	4.04%		03/10/26	49,700,000	49,330,011
	(b)(c)(d)	3.94%		03/20/26	100,000,000	99,165,833
	(b)(c)(d)	3.93%		03/23/26	50,800,000	50,360,862
ATLANTIC ASSET SECURITIZATION LLC
(SOFR + 0.23%)	(a)(b)(c)	3.94%	01/02/26	02/13/26	100,000,000	100,000,000
(SOFR + 0.22%)	(a)(b)(c)	3.93%	01/02/26	02/24/26	200,000,000	200,000,000
	(b)(c)(d)	4.23%		03/02/26	200,000,000	198,643,000
(SOFR + 0.23%)	(a)(b)(c)	3.94%	01/02/26	04/13/26	200,000,000	200,000,000
(SOFR + 0.23%)	(a)(b)(c)	3.94%	01/02/26	04/14/26	119,000,000	119,000,000
(SOFR + 0.24%)	(a)(b)(c)	3.95%	01/02/26	04/30/26	100,000,000	100,000,000
BARCLAYS BANK PLC US COLLATERALIZED CP NOTES SERIES 2010-1
	(b)(c)(d)	4.45%		01/07/26	102,000,000	101,938,375
	(b)(c)(d)	4.44%		01/20/26	295,000,000	294,359,850
	(b)(c)(d)	4.43%		01/23/26	300,000,000	299,242,250
	(b)(c)(d)	4.30%		02/09/26	99,065,000	98,624,766
	(b)(c)(d)	4.29%		02/18/26	100,000,000	99,451,667
	(b)(c)(d)	4.08%		03/24/26	135,000,000	133,785,000
	(b)(c)(d)	4.09%		03/26/26	100,000,000	99,075,472
	(b)(c)(d)	3.94%		04/27/26	88,000,000	86,914,911
	(b)(c)(d)	3.94%		04/28/26	52,000,000	51,353,236
(SOFR + 0.28%)	(a)(b)(c)	3.99%	01/02/26	05/21/26	229,000,000	229,000,000
(SOFR + 0.29%)	(a)(b)(c)	4.00%	01/02/26	06/05/26	296,000,000	296,000,000
BARTON CAPITAL SA
	(b)(c)(d)	4.09%		01/07/26	100,000,000	99,943,750
	(b)(c)(d)	3.71%		01/08/26	25,000,000	24,984,563
	(b)(c)(d)	4.43%		01/21/26	72,000,000	71,835,460
	(b)(c)(d)	4.03%		02/03/26	150,000,000	149,469,333
	(b)(c)(d)	4.02%		03/06/26	200,000,000	198,607,000
	(b)(c)(d)	3.89%		03/27/26	150,000,000	148,652,500
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
9

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BEDFORD ROW FUNDING CORP
	(b)(c)(d)	4.36%		01/06/26	100,000,000	99,952,667
	(b)(c)(d)	4.35%		01/09/26	100,000,000	99,917,361
	(b)(c)(d)	4.32%		01/28/26	200,000,000	199,391,889
(SOFR + 0.24%)	(a)(b)(c)	3.95%	01/02/26	02/02/26	250,000,000	250,000,000
	(b)(c)(d)	4.28%		02/05/26	250,000,000	249,010,694
	(b)(c)(d)	4.26%		02/11/26	122,000,000	121,434,733
	(b)(c)(d)	4.23%		02/19/26	55,000,000	54,696,400
	(b)(c)(d)	4.39%		02/20/26	100,000,000	99,417,444
	(b)(c)(d)	4.37%		04/10/26	185,000,000	182,869,725
	(b)(c)(d)	3.99%		04/24/26	150,000,000	148,180,000
	(b)(c)(d)	3.90%		04/30/26	98,500,000	97,266,671
	(b)(c)(d)	4.21%		05/05/26	100,000,000	98,606,000
	(b)(c)(d)	4.00%		06/24/26	150,000,000	147,203,167
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)(d)	3.75%		01/06/26	129,096,000	129,042,210
	(b)(c)(d)	4.07%		02/04/26	101,202,000	100,829,071
	(b)(c)(d)	3.96%		03/13/26	202,028,000	200,488,098
	(b)(c)(d)	3.92%		03/20/26	26,545,000	26,324,706
CABOT TRAIL FUNDING LLC
	(b)(c)(d)	4.39%		01/06/26	100,000,000	99,952,222
	(b)(c)(d)	4.44%		01/09/26	100,000,000	99,915,806
	(b)(c)(d)	4.40%		01/16/26	250,000,000	249,580,972
	(b)(c)(d)	4.06%		01/27/26	50,000,000	49,860,764
	(b)(c)(d)	4.30%		01/29/26	58,876,000	58,690,099
	(b)(c)(d)	4.06%		01/30/26	75,000,000	74,766,083
	(b)(c)(d)	4.30%		02/03/26	79,900,000	79,600,996
	(b)(c)(d)	4.30%		02/05/26	125,000,000	124,502,986
	(b)(c)(d)	4.23%		02/19/26	108,000,000	107,403,840
	(b)(c)(d)	4.19%		03/02/26	100,000,000	99,328,056
	(b)(c)(d)	4.05%		03/23/26	200,000,000	198,235,556
	(b)(c)(d)	3.95%		04/10/26	125,000,000	123,672,917
CAFCO LLC
	(b)(c)(d)	4.01%		03/12/26	200,000,000	198,482,000
	(b)(c)(d)	3.85%		04/24/26	50,000,000	49,408,889
CHARIOT FUNDING LLC
(SOFR + 0.28%)	(a)(b)(c)	4.05%	01/02/26	05/04/26	200,000,000	200,000,000
(SOFR + 0.27%)	(a)(b)(c)	4.04%	01/02/26	05/06/26	95,000,000	95,000,000
(SOFR + 0.27%)	(a)(b)(c)	4.04%	01/02/26	05/20/26	329,250,000	329,250,000
(SOFR + 0.30%)	(a)(b)(c)	4.07%	01/02/26	06/03/26	100,000,000	100,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.07%	01/02/26	06/04/26	225,000,000	225,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.07%	01/02/26	06/15/26	250,000,000	250,000,000
(SOFR + 0.34%)	(a)(b)(c)	4.11%	01/02/26	08/21/26	211,000,000	211,000,000
(SOFR + 0.35%)	(a)(b)(c)	4.12%	01/02/26	09/01/26	240,000,000	240,000,000
CHARTA LLC
	(b)(c)(d)	4.42%		01/09/26	100,000,000	99,915,806
	(b)(c)(d)	4.42%		01/12/26	50,000,000	49,940,000
	(b)(c)(d)	4.12%		01/16/26	50,000,000	49,920,861
	(b)(c)(d)	4.42%		01/22/26	25,000,000	24,940,000
See financial notes
10
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)(d)	4.01%		03/12/26	125,000,000	124,051,250
	(b)(c)(d)	3.85%		04/24/26	50,000,000	49,408,889
CHESHAM FIN LTD / CHESHAM FIN LLC SERIES 3
	(b)(c)(d)	3.75%		01/07/26	150,000,000	149,921,875
CHESHAM FIN LTD / CHESHAM FIN LLC SERIES 4
	(b)(c)(d)	3.75%		01/02/26	122,000,000	122,000,000
	(b)(c)(d)	3.75%		01/07/26	250,000,000	249,869,792
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(SOFR + 0.28%)	(a)(b)	3.99%	01/02/26	06/03/26	245,000,000	245,000,000
(SOFR + 0.30%)	(a)(b)	4.01%	01/02/26	06/15/26	365,000,000	365,000,000
(SOFR + 0.30%)	(a)(b)	4.01%	01/02/26	06/29/26	707,500,000	707,500,000
(SOFR + 0.30%)	(a)(b)	4.01%	01/02/26	07/01/26	263,000,000	263,000,000
(SOFR + 0.30%)	(a)(b)	4.01%	01/02/26	07/21/26	89,000,000	89,000,000
(SOFR + 0.32%)	(a)(b)	4.03%	01/02/26	08/03/26	249,000,000	249,000,000
(SOFR + 0.32%)	(a)(b)	4.03%	01/02/26	08/04/26	130,000,000	130,000,000
(SOFR + 0.35%)	(a)(b)	4.06%	01/02/26	08/21/26	212,000,000	212,000,000
(SOFR + 0.35%)	(a)(b)	4.06%	01/02/26	08/27/26	765,000,000	765,000,000
CONCORD MINUTEMEN CAPITAL CO LLC SERIES B
	(b)(c)(d)	4.07%		02/26/26	300,000,000	298,157,500
	(b)(c)(d)	4.01%		03/11/26	225,000,000	223,312,750
	(b)(c)(d)	3.92%		03/13/26	116,219,000	115,339,932
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
(SOFR + 0.30%)	(a)(b)(c)	4.01%	01/02/26	03/02/26	86,000,000	86,000,000
(SOFR + 0.28%)	(a)(b)(c)	3.99%	01/02/26	04/17/26	215,000,000	215,000,000
(SOFR + 0.32%)	(a)(b)(c)	4.03%	01/02/26	06/05/26	57,000,000	57,000,000
(SOFR + 0.32%)	(a)(b)(c)	4.03%	01/02/26	06/24/26	60,000,000	60,000,000
(SOFR + 0.32%)	(a)(b)(c)	4.03%	01/02/26	07/01/26	58,000,000	58,000,000
CRC FUNDING LLC
	(b)(c)(d)	4.01%		03/13/26	100,000,000	99,230,000
	(b)(c)(d)	3.85%		04/24/26	125,000,000	123,522,222
FAIRWAY FINANCE CO LLC
	(b)(c)(d)	4.05%		04/01/26	50,000,000	49,509,264
FALCON ASSET FUNDING LLC
(SOFR + 0.28%)	(a)(b)(c)	4.05%	01/02/26	04/27/26	148,500,000	148,500,000
(SOFR + 0.27%)	(a)(b)(c)	4.04%	01/02/26	05/06/26	115,000,000	115,000,000
(SOFR + 0.27%)	(a)(b)(c)	4.04%	01/02/26	05/20/26	330,000,000	330,000,000
(SOFR + 0.28%)	(a)(b)(c)	4.05%	01/02/26	06/08/26	225,000,000	225,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.07%	01/02/26	06/09/26	275,000,000	275,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.07%	01/02/26	06/22/26	265,000,000	265,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.07%	01/02/26	07/06/26	126,000,000	126,000,000
GOTHAM FUNDING CORP
	(b)(c)(d)	4.09%		01/07/26	150,000,000	149,915,625
	(b)(c)(d)	4.05%		01/15/26	133,600,000	133,406,540
	(b)(c)(d)	3.97%		02/18/26	105,000,000	104,462,633
	(b)(c)(d)	4.19%		03/02/26	60,000,000	59,596,833
	(b)(c)(d)	3.90%		06/09/26	350,000,000	344,116,694
	(b)(c)(d)	3.90%		06/10/26	250,000,000	245,776,563
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
11

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)(d)	3.75%		01/05/26	597,000,000	596,813,437
	(b)(c)(d)	3.75%		01/06/26	462,000,000	461,807,500
	(b)(c)(d)	4.07%		01/08/26	71,000,000	70,952,312
	(b)(c)(d)	4.08%		01/09/26	250,000,000	249,803,611
	(b)(c)(d)	4.02%		01/12/26	100,000,000	99,889,444
LIBERTY STREET FUNDING LLC
	(b)(c)(d)	4.28%		01/15/26	200,000,000	199,696,667
(SOFR + 0.21%)	(a)(b)(c)	3.92%	01/02/26	03/10/26	110,000,000	110,000,000
(SOFR + 0.21%)	(a)(b)(c)	3.92%	01/02/26	03/11/26	75,000,000	75,000,000
(SOFR + 0.21%)	(a)(b)(c)	3.92%	01/02/26	03/12/26	75,000,000	75,000,000
	(b)(c)(d)	3.94%		03/20/26	200,000,000	198,340,222
	(b)(c)(d)	3.95%		03/27/26	250,000,000	247,725,000
	(b)(c)(d)	3.94%		04/02/26	125,000,000	123,784,375
	(b)(c)(d)	3.82%		06/22/26	150,000,000	147,328,125
	(b)(c)(d)	3.79%		06/30/26	25,000,000	24,537,583
LION BAY FUNDING LLC
	(b)(c)(d)	3.75%		01/05/26	121,000,000	120,962,188
	(b)(c)(d)	3.75%		01/06/26	265,000,000	264,889,583
LMA AMERICAS LLC
	(b)(c)(d)	4.42%		01/13/26	50,000,000	49,934,000
	(b)(c)(d)	4.42%		01/14/26	51,300,000	51,226,128
	(b)(c)(d)	4.26%		02/17/26	36,200,000	36,007,114
	(b)(c)(d)	4.26%		02/18/26	50,000,000	49,727,792
	(b)(c)(d)	4.26%		02/19/26	47,800,000	47,534,232
	(b)(c)(d)	4.09%		02/23/26	100,000,000	99,419,333
	(b)(c)(d)	4.26%		02/26/26	50,000,000	49,681,458
	(b)(c)(d)	4.10%		03/05/26	102,200,000	101,492,435
	(b)(c)(d)	4.10%		03/06/26	50,000,000	49,648,250
	(b)(c)(d)	4.20%		03/09/26	100,000,000	99,246,500
	(b)(c)(d)	4.10%		03/12/26	50,000,000	49,614,750
	(b)(c)(d)	4.07%		03/17/26	82,000,000	81,327,463
	(b)(c)(d)	4.07%		03/25/26	101,600,000	100,676,625
	(b)(c)(d)	4.07%		04/02/26	51,100,000	50,590,278
	(b)(c)(d)	3.95%		04/21/26	100,000,000	98,828,250
	(b)(c)(d)	3.95%		04/22/26	115,280,000	113,916,814
MAINBEACH FUNDING LLC
	(b)(c)(d)	3.75%		01/06/26	22,500,000	22,490,625
(SOFR + 0.28%)	(a)(b)(c)	4.15%	01/02/26	04/06/26	392,000,000	392,000,000
MANHATTAN ASSET FUNDING COMPANY LLC
	(b)(c)(d)	3.93%		04/17/26	100,000,000	98,877,083
METLIFE SHORT TERM FUNDING LLC
	(b)(c)(d)	4.32%		01/29/26	166,098,000	165,573,546
OLD LINE FUNDING LLC
	(b)(c)(d)	4.35%		01/09/26	100,000,000	99,917,361
(SOFR + 0.21%)	(a)(b)(c)	3.98%	01/02/26	03/11/26	150,000,000	150,000,000
	(b)(c)(d)	4.37%		04/10/26	50,000,000	49,424,250
See financial notes
12
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)(d)	3.97%		06/03/26	150,000,000	147,555,333
(SOFR + 0.29%)	(a)(b)(c)	4.06%	01/02/26	07/31/26	200,000,000	200,000,000
PARADELLE FUNDING LLC
(SOFR + 0.26%)	(a)(b)(c)	3.97%	01/02/26	01/07/26	300,000,000	300,000,000
	(b)(c)(d)	4.35%		01/20/26	145,000,000	144,694,775
	(b)(c)(d)	4.38%		04/08/26	150,000,000	148,304,000
(SOFR + 0.29%)	(a)(b)(c)	4.00%	01/02/26	07/01/26	180,000,000	180,000,000
PODIUM FUNDING TRUST
	(b)(d)	4.44%		01/13/26	119,000,000	118,842,193
	(b)(d)	4.43%		01/16/26	85,000,000	84,856,869
	(b)(d)	4.43%		01/22/26	100,000,000	99,759,444
	(b)(d)	4.27%		02/03/26	69,200,000	68,942,884
	(b)(d)	4.27%		02/04/26	80,000,000	79,693,467
	(b)(d)	4.24%		02/27/26	142,000,000	141,083,311
	(b)(d)	4.09%		03/12/26	100,000,000	99,231,417
	(b)(d)	4.05%		03/24/26	124,000,000	122,892,370
	(b)(d)	3.91%		04/09/26	65,000,000	64,327,467
	(b)(d)	3.92%		04/29/26	50,000,000	49,376,000
	(b)(d)	3.93%		06/02/26	100,000,000	98,385,139
PRICOA SHORT TERM FUNDING LLC
	(b)(c)(d)	3.93%		06/17/26	75,000,000	73,668,542
RIDGEFIELD FUNDING COMPANY LLC
(SOFR + 0.23%)	(a)(b)(c)	3.94%	01/02/26	03/12/26	310,000,000	310,000,000
	(b)(c)(d)	4.08%		03/23/26	340,817,000	337,787,516
	(b)(c)(d)	4.07%		03/27/26	157,229,000	155,765,198
	(b)(c)(d)	3.97%		04/20/26	229,000,000	226,327,570
	(b)(c)(d)	3.98%		06/09/26	180,000,000	176,919,000
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)(d)	4.42%		02/02/26	200,000,000	199,256,000
	(b)(c)(d)	4.30%		02/05/26	250,000,000	249,005,972
	(b)(c)(d)	4.00%		03/02/26	100,000,000	99,351,000
	(b)(c)(d)	3.89%		03/13/26	225,000,000	223,315,625
	(b)(c)(d)	3.94%		04/23/26	125,000,000	123,512,292
STARBIRD FUNDING CORP
	(b)(c)(d)	4.24%		02/25/26	85,000,000	84,470,875
	(b)(c)(d)	4.24%		02/27/26	200,000,000	198,708,889
(SOFR + 0.21%)	(a)(b)(c)	3.92%	01/02/26	03/02/26	115,000,000	114,998,080
(SOFR + 0.21%)	(a)(b)(c)	3.92%	01/02/26	03/04/26	100,000,000	99,998,274
	(b)(c)(d)	4.07%		03/16/26	50,000,000	49,595,458
	(b)(c)(d)	3.97%		06/04/26	440,000,000	432,725,700
	(b)(c)(d)	3.95%		06/08/26	115,000,000	113,059,088
THUNDER BAY FUNDING LLC
	(b)(c)(d)	4.23%		02/23/26	50,000,000	49,701,000
(SOFR + 0.21%)	(a)(b)(c)	3.98%	01/02/26	03/11/26	100,000,000	100,000,000
	(b)(c)(d)	3.97%		06/04/26	150,000,000	147,539,250
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)(d)	4.11%		01/16/26	200,000,000	199,684,222
(SOFR + 0.22%)	(a)(b)(c)	3.93%	01/02/26	03/04/26	250,000,000	250,000,000
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
13

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VICTORY RECEIVABLES CORP
	(b)(c)(d)	4.10%		01/05/26	320,000,000	319,891,733
	(b)(c)(d)	4.05%		01/16/26	70,000,000	69,890,839
	(b)(c)(d)	4.36%		01/26/26	80,000,000	79,772,267
	(b)(c)(d)	3.92%		05/14/26	100,000,000	98,588,333
	(b)(c)(d)	3.99%		05/15/26	100,000,000	98,551,778
	(b)(c)(d)	4.00%		05/15/26	150,000,000	147,827,667
	(b)(c)(d)	3.90%		06/10/26	50,000,000	49,154,208
WASHINGTON MORGAN CAPITAL COMPANY LLC
	(b)(c)(d)	3.96%		03/13/26	303,042,000	300,732,147
Total Asset-Backed Commercial Paper (Cost $29,729,398,363)						29,729,398,363

FINANCIAL COMPANY COMMERCIAL PAPER 11.1% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(c)(d)	4.20%		02/27/26	700,000,000	695,524,666
BANK OF MONTREAL
(SOFR + 0.26%)	(a)(c)	3.97%	01/02/26	06/09/26	200,000,000	200,000,000
(SOFR + 0.30%)	(a)(c)	4.01%	01/02/26	08/04/26	250,000,000	250,000,000
BARCLAYS BANK UK PLC
	(c)(d)	3.74%		01/06/26	347,000,000	346,855,802
	(c)(d)	3.74%		01/07/26	810,000,000	809,579,250
BOFA SECURITIES INC
	(c)(d)	4.38%		01/12/26	500,000,000	499,411,111
(SOFR + 0.41%)	(a)(c)	4.18%	01/02/26	01/26/26	300,000,000	300,000,000
(SOFR + 0.40%)	(a)(c)	4.17%	01/02/26	02/04/26	350,000,000	350,000,000
	(c)(d)	4.25%		05/06/26	350,000,000	345,033,111
	(c)(d)	4.41%		05/06/26	325,000,000	320,231,167
	(c)(d)	4.25%		05/20/26	750,000,000	738,155,000
	(c)(d)	4.03%		06/17/26	200,000,000	196,394,111
	(c)(d)	3.83%		07/16/26	500,000,000	489,925,000
	(c)(d)	3.85%		07/21/26	500,000,000	489,611,111
(SOFR + 0.30%)	(a)(c)	4.07%	01/02/26	08/06/26	350,000,000	350,000,000
	(c)(d)	3.89%		09/03/26	200,000,000	194,876,000
BPCE SA
	(c)(d)	4.34%		01/09/26	500,000,000	499,587,778
	(c)(d)	4.42%		01/20/26	800,000,000	798,270,000
	(c)(d)	4.28%		02/05/26	1,000,000,000	996,042,778
	(c)(d)	4.25%		02/13/26	726,000,000	722,476,480
	(c)(d)	3.89%		03/20/26	425,000,000	421,500,243
	(c)(d)	4.00%		04/14/26	783,000,000	774,303,480
	(c)(d)	4.00%		05/04/26	500,000,000	493,357,778
	(c)(d)	3.98%		05/05/26	600,000,000	592,005,000
	(c)(d)	3.96%		06/05/26	544,000,000	534,970,809
CANADIAN IMPERIAL BANK OF COMMERCE
	(c)(d)	4.00%		01/30/26	500,000,000	498,460,000
	(c)(d)	4.26%		02/09/26	498,000,000	495,807,970
See financial notes
14
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CITIGROUP GLOBAL MARKETS INC
(SOFR + 0.25%)	(a)(c)	4.02%		01/02/26	500,000,000	500,000,000
(SOFR + 0.27%)	(a)(c)	4.04%	01/02/26	06/12/26	620,000,000	620,000,000
(SOFR + 0.27%)	(a)(c)	4.04%	01/02/26	06/16/26	500,000,000	500,000,000
(SOFR + 0.30%)	(a)(c)	4.07%	01/02/26	09/02/26	155,000,000	155,000,000
(SOFR + 0.30%)	(a)(c)	4.07%	01/02/26	09/03/26	500,000,000	500,000,000
COMMONWEALTH BANK OF AUSTRALIA
(SOFR + 0.22%)	(a)(c)	4.09%	01/02/26	06/16/26	250,000,000	250,000,000
(SOFR + 0.22%)	(a)(c)	4.09%	01/02/26	06/17/26	250,000,000	250,000,000
DBS BANK LTD
	(c)(d)	3.94%		03/12/26	150,000,000	148,878,750
	(c)(d)	3.93%		03/13/26	250,000,000	248,109,028
	(c)(d)	3.82%		03/31/26	300,000,000	297,228,000
	(c)(d)	3.82%		04/01/26	200,000,000	198,131,000
	(c)(d)	3.82%		04/30/26	300,000,000	296,292,833
DNB BANK ASA
	(c)(d)	4.39%		02/03/26	500,000,000	498,093,333
	(c)(d)	4.20%		02/26/26	500,000,000	496,860,417
	(c)(d)	3.95%		05/01/26	500,000,000	493,595,486
	(c)(d)	3.96%		05/01/26	500,000,000	493,587,222
	(c)(d)	3.76%		06/22/26	300,000,000	294,741,750
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)(d)	4.40%		01/20/26	200,000,000	199,570,000
	(c)(d)	4.00%		01/23/26	200,000,000	199,538,000
	(c)(d)	4.38%		01/26/26	200,000,000	199,428,667
	(c)(d)	4.37%		01/29/26	100,000,000	99,679,750
	(c)(d)	4.37%		01/30/26	150,000,000	149,501,833
	(c)(d)	4.25%		02/19/26	400,000,000	397,781,333
	(c)(d)	4.23%		02/26/26	300,000,000	298,102,500
	(c)(d)	3.88%		04/29/26	500,000,000	493,816,875
	(c)(d)	3.79%		06/23/26	300,000,000	294,675,167
HSBC BANK PLC
(SOFR + 0.25%)	(a)(c)	4.02%	01/02/26	06/16/26	600,000,000	600,000,000
ING US FUNDING LLC
	(b)(c)(d)	3.97%		02/09/26	99,000,000	98,589,315
(SOFR + 0.20%)	(a)(b)(c)	3.97%	01/02/26	03/02/26	500,000,000	500,000,000
	(b)(c)(d)	4.22%		03/02/26	100,000,000	99,323,139
	(b)(c)(d)	3.91%		04/22/26	200,000,000	197,659,444
(SOFR + 0.22%)	(a)(b)(c)	3.99%	01/02/26	05/12/26	696,500,000	696,492,879
JP MORGAN SECURITIES LLC
(SOFR + 0.28%)	(a)(c)	4.05%	01/02/26	06/18/26	300,000,000	300,000,000
(SOFR + 0.28%)	(a)(c)	4.05%	01/02/26	06/22/26	300,000,000	300,000,000
LLOYDS BANK PLC
	(d)	4.09%		03/10/26	229,325,000	227,613,535
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
15

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)(d)	4.12%		01/06/26	350,000,000	349,841,528
	(c)(d)	4.00%		03/09/26	240,000,000	238,259,800
	(c)(d)	3.96%		05/08/26	500,000,000	493,183,750
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.21%)	(a)(c)	3.92%	01/02/26	05/11/26	250,000,000	250,000,000
(SOFR + 0.22%)	(a)(c)	3.93%	01/02/26	05/21/26	250,000,000	250,000,000
NATIONAL BANK OF CANADA
(SOFR + 0.20%)	(a)(c)	3.91%	01/02/26	03/06/26	500,000,000	500,000,000
NATIXIS (NEW YORK BRANCH)
	(d)	4.25%		02/06/26	499,750,000	497,728,789
	(d)	4.00%		04/02/26	175,000,000	173,285,000
NORDEA BANK ABP
	(c)(d)	4.25%		02/09/26	97,300,000	96,872,745
OVERSEA-CHINESE BANKING CORPORATION LTD
	(c)(d)	4.04%		01/07/26	300,000,000	299,833,333
	(c)(d)	3.98%		03/09/26	150,000,000	148,916,500
	(c)(d)	3.98%		03/10/26	150,000,000	148,900,083
(SOFR + 0.20%)	(a)(c)	4.07%	01/02/26	03/16/26	250,000,000	250,000,000
	(c)(d)	3.95%		04/08/26	50,000,000	49,480,000
	(c)(d)	3.95%		04/09/26	150,000,000	148,423,750
	(c)(d)	3.95%		04/10/26	150,000,000	148,407,500
ROYAL BANK OF CANADA
	(c)(d)	4.04%		01/30/26	500,000,000	498,444,445
	(c)(d)	4.50%		02/02/26	1,000,000,000	996,292,917
(SOFR + 0.27%)	(a)(c)	3.98%	01/02/26	03/16/26	1,000,000,000	1,000,000,000
	(c)(d)	4.32%		04/14/26	500,000,000	494,071,250
(SOFR + 0.26%)	(a)(c)	3.97%	01/02/26	05/11/26	700,000,000	700,000,000
	(c)(d)	4.19%		05/19/26	504,100,000	496,311,375
(SOFR + 0.27%)	(a)(c)	3.98%	01/02/26	08/10/26	750,000,000	750,000,000
(SOFR + 0.32%)	(a)(c)	4.03%	01/02/26	10/05/26	300,000,000	300,000,000
SANTANDER UK PLC
	(d)	3.98%		02/03/26	527,000,000	525,159,013
	(d)	3.99%		02/09/26	540,000,000	537,748,500
	(d)	4.02%		03/02/26	250,000,000	248,369,306
SKANDINAVISKA ENSKILDA BANKEN AB
	(c)(d)	4.39%		03/02/26	98,200,000	97,511,182
	(c)(d)	4.27%		04/01/26	200,000,000	197,957,944
	(c)(d)	4.35%		04/13/26	400,000,000	395,275,444
	(c)(d)	3.90%		04/22/26	250,000,000	247,078,125
(SOFR + 0.22%)	(a)(c)	3.99%	01/02/26	05/21/26	150,000,000	150,000,000
(SOFR + 0.25%)	(a)(c)	4.02%	01/02/26	07/28/26	300,000,000	300,000,000
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)
	(c)(d)	4.01%		02/06/26	95,000,000	94,634,250
SVENSKA HANDELSBANKEN AB
	(c)(d)	4.40%		01/07/26	250,000,000	249,850,694
(SOFR + 0.20%)	(a)(c)	3.97%	01/02/26	02/05/26	300,000,000	300,000,000
See financial notes
16
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.25%)	(a)(c)	4.02%	01/02/26	06/09/26	250,000,000	250,000,000
(SOFR + 0.25%)	(a)(c)	4.02%	01/02/26	07/20/26	200,000,000	200,000,000
SWEDBANK AB
	(c)(d)	3.96%		05/01/26	200,000,000	197,434,889
TORONTO-DOMINION BANK/THE
	(c)(d)	3.85%		01/05/26	17,000,000	16,994,546
	(c)(d)	4.08%		01/06/26	119,950,000	119,896,156
(SOFR + 0.30%)	(a)(c)	4.07%	01/02/26	03/25/26	560,000,000	560,000,000
UBS AG (LONDON BRANCH)
(SOFR + 0.24%)	(a)(c)	4.01%	01/02/26	04/20/26	300,000,000	300,000,000
(SOFR + 0.25%)	(a)(c)	4.02%	01/02/26	04/29/26	500,000,000	500,000,000
(SOFR + 0.25%)	(a)(c)	4.02%	01/02/26	04/30/26	500,000,000	500,000,000
(SOFR + 0.25%)	(a)(c)	4.02%	01/02/26	05/04/26	500,000,000	500,000,000
(SOFR + 0.28%)	(a)(c)	4.05%	01/02/26	05/20/26	499,000,000	499,000,000
(SOFR + 0.28%)	(a)(c)	4.05%	01/02/26	05/21/26	498,500,000	498,500,000
UNITED OVERSEAS BANK LTD
(SOFR + 0.20%)	(a)(c)	3.97%	01/02/26	02/24/26	300,000,000	300,000,000
(SOFR + 0.20%)	(a)(c)	3.97%	01/02/26	03/02/26	300,000,000	300,000,000
(SOFR + 0.20%)	(a)(c)	3.97%	01/02/26	03/03/26	300,000,000	300,000,000
(SOFR + 0.20%)	(a)(c)	3.97%	01/02/26	03/09/26	225,000,000	225,000,000
(SOFR + 0.20%)	(a)(c)	3.97%	01/02/26	03/10/26	300,000,000	300,000,000
(SOFR + 0.20%)	(a)(c)	3.97%	01/02/26	03/11/26	300,000,000	300,000,000
	(c)(d)	3.82%		03/30/26	248,750,000	246,477,669
Total Financial Company Commercial Paper (Cost $43,729,809,384)						43,729,809,384

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.3% OF NET ASSETS
TOTALENERGIES CAPITAL SA
	(b)(c)(d)	3.96%		03/02/26	100,000,000	99,359,194
	(b)(c)(d)	4.17%		03/18/26	133,390,000	132,256,185
	(b)(c)(d)	3.92%		03/30/26	100,000,000	99,069,583
	(b)(c)(d)	3.91%		03/31/26	398,400,000	394,650,614
TOYOTA MOTOR CREDIT CORP
	(d)	4.40%		01/23/26	50,000,000	49,874,292
UNITEDHEALTH GROUP INC
	(c)(d)	3.75%		01/02/26	200,000,000	200,000,000
	(c)(d)	3.73%		01/07/26	350,000,000	349,818,680
Total Non-Financial Company Commercial Paper (Cost $1,325,028,548)						1,325,028,548

NON-NEGOTIABLE TIME DEPOSITS 4.1% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANK TIME DESPOSIT
		3.75%		01/06/26	1,400,000,000	1,400,000,000
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
17

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)
		3.75%		01/05/26	1,850,000,000	1,850,000,000
		3.75%		01/06/26	2,600,000,000	2,600,000,000
		3.70%		01/07/26	2,000,000,000	2,000,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		3.62%		01/02/26	500,000,000	500,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		3.64%		01/02/26	250,000,000	250,000,000
DBS BANK LTD
		3.75%		01/05/26	200,000,000	200,000,000
		3.75%		01/07/26	300,000,000	300,000,000
NATIONAL BANK OF CANADA
		3.75%		01/05/26	1,000,000,000	1,000,000,000
NORDDEUTSCHE LANDESBANK GIROZENTRALE (NEW YORK BRANCH)
		3.75%		01/06/26	499,000,000	499,000,000
		3.75%		01/07/26	482,000,000	482,000,000
ROYAL BANK OF CANADA
		3.85%		01/02/26	4,000,000,000	4,000,000,000
SANTANDER UK PLC
		3.75%		01/05/26	1,000,000,000	1,000,000,000
TORONTO-DOMINION BANK/THE
		3.78%		01/07/26	91,000,000	91,000,000
Total Non-Negotiable Time Deposits (Cost $16,172,000,000)						16,172,000,000

NON-U.S. SOVEREIGN, SUB-SOVEREIGN AND SUPRA-NATIONAL DEBT 0.9% OF NET ASSETS
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE
	(c)(d)	3.92%		06/03/26	500,000,000	491,893,333
	(c)(d)	3.87%		06/08/26	500,000,000	491,713,889
	(c)(d)	3.88%		06/10/26	200,000,000	196,643,333
	(c)(d)	3.98%		06/30/26	1,000,000,000	980,807,222
EUROPEAN INVESTMENT BANK
	(d)	3.88%		05/04/26	500,000,000	493,552,639
KFW
	(c)(d)	3.95%		05/04/26	250,000,000	246,721,250
	(c)(d)	3.95%		05/05/26	250,000,000	246,694,375
	(c)(d)	3.94%		05/06/26	200,000,000	197,340,889
	(c)(d)	3.94%		05/07/26	250,000,000	246,649,306
Total Non-U.S. Sovereign, Sub-Sovereign And Supra-National Debt (Cost $3,592,016,236)						3,592,016,236

See financial notes
18
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OTHER INSTRUMENTS 0.8% OF NET ASSETS
BANK OF AMERICA NA
		4.40%		02/09/26	92,000,000	92,000,000
		3.99%		04/02/26	111,000,000	111,000,000
(SOFR + 0.28%)	(a)	4.05%	01/02/26	05/06/26	385,000,000	385,000,000
(SOFR + 0.31%)	(a)	4.08%	01/02/26	05/22/26	500,000,000	500,000,000
		4.23%		07/07/26	515,000,000	515,000,000
		4.23%		07/13/26	500,000,000	500,000,000
(SOFR + 0.40%)	(a)	4.17%	01/02/26	01/04/27	1,000,000,000	1,000,000,000
Total Other Instruments (Cost $3,103,000,000)						3,103,000,000

VARIABLE RATE DEMAND NOTES 0.7% OF NET ASSETS
315/333 W DAWSON ASSOCIATES
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (CLEARWATER AT GLENDORA) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	43,250,000	43,250,000
BG APT INVESTORS LP
M/F HOUSING RB (BELLA VISTA) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	23,000,000	23,000,000
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(e)	3.93%		01/07/26	1,000,000	1,000,000
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
RB (UNACEM NORTH AMERICA INC) SERIES 2025A (LOC: BANK OF NOVA SCOTIA)	(e)	3.80%		01/07/26	67,500,000	67,500,000
TAXABLE VARIABLE RATE DEMAND RB (UNACEM NORTH AMERICA INC) SERIES 2025B (LOC: JPMORGAN CHASE BANK NA)	(e)	3.80%		01/07/26	22,500,000	22,500,000
CALIFORNIA PUBLIC FINANCE AUTH
RB (ADVENTIST HEALTH) SERIES 2024C (LOC: PNC BANK NA)	(e)	3.80%		01/07/26	40,000,000	40,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(e)	3.90%		01/07/26	140,000,000	140,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE BONDS CLASS I SERIES 2024F2 (LIQ: TD BANK NA)	(e)	3.83%		01/07/26	11,325,000	11,325,000
S/F MORTGAGE BONDS CLASS I SERIES 2025D2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	35,000,000	35,000,000
S/F MORTGAGE BONDS CLASS II SERIES 2023A2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	20,155,000	20,155,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	22,000,000	22,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2024A2 (LIQ: BANK OF AMERICA NA)	(e)	3.83%		01/07/26	30,750,000	30,750,000
S/F MORTGAGE CLASS I BONDS SERIES 2024B2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	14,740,000	14,740,000
S/F MORTGAGE CLASS I BONDS SERIES 2024C2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	47,490,000	47,490,000
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
19

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F MORTGAGE CLASS I BONDS SERIES 2025G2 (LIQ: BANK OF AMERICA NA)	(e)	3.83%		01/07/26	15,910,000	15,910,000
S/F MORTGAGE CLASS I BONDS SERIES 2025H2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.83%		01/07/26	36,760,000	36,760,000
S/F MORTGAGE CLASS I BONDS SERIES 2025O2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	39,520,000	39,520,000
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	24,400,000	24,400,000
S/F MORTGAGE RB SERIES 2025L2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.83%		01/07/26	26,000,000	26,000,000
S/F MORTGAGE RB SERIES 2025N2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.85%		01/07/26	19,000,000	19,000,000
CP CANYONS WFH LLC
TAXABLE M/F HOUSING RB (SKYVIEW RESIDENCES) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	6,250,000	6,250,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	28,830,000	28,830,000
DMT LANCASTER LLC
TAXABLE M/F HOUSING RB (DESERT MEADOWS TOWNHOMES) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	9,330,000	9,330,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(e)	3.93%		01/07/26	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(e)	3.93%		01/07/26	2,410,000	2,410,000
ECMC GROUP INC
STUDENT LOAN BACKED BONDS SERIES 2024-2 (LOC: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	97,440,000	97,440,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	37,170,000	37,170,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	31,640,000	31,640,000
HACIENDA INVESTORS LP
M/F HOUSING RB (PINETREE TERRANCE) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	13,000,000	13,000,000
M/F HOUSING RB (WINDMERE COURT) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	11,500,000	11,500,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(e)	3.85%		01/07/26	50,000,000	50,000,000
ILLINOIS FINANCE AUTH
RB (UNIV OF CHICAGO) SERIES 2025A (LIQ: NORTHERN TRUST COMPANY (THE))	(e)	3.83%		01/07/26	35,500,000	35,500,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.83%		01/07/26	29,850,000	29,850,000
RB SERIES 2025F (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	21,665,000	21,665,000
See financial notes
20
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ILLINOIS HSG DEV AUTH 2016
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	12,370,000	12,370,000
ILLINOIS HSG DEVELOPMENT AUTH MARCH 2016 S/F
RB SERIES 2024G (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	56,665,000	56,665,000
TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	15,250,000	15,250,000
IOWA STUDENT LOAN LIQUIDITY CORP
TAXABLE RB SERIES 20231 (LOC: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	46,773,000	46,773,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	4,970,000	4,970,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	56,330,000	56,330,000
JEFFERSON WESTCHESTER LLC
TAXABLE M/F HOUSING RB (JEFFERSON WESTCHESTER APTS) SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	28,235,000	28,235,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(e)	3.87%		01/07/26	27,000,000	27,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(e)	4.00%		01/07/26	1,840,000	1,840,000
MARICOPA CNTY IDA
RB (BANNER HEALTH) SERIES 2021B1	(e)	3.79%		01/07/26	30,700,000	30,700,000
MASSACHUSETTS HFA
HOUSING BONDS SERIES 2025A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(e)	3.85%		01/07/26	18,000,000	18,000,000
S/F HOUSING RB SERIES 251 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(e)	3.85%		01/07/26	22,500,000	22,500,000
TAXABLE S/F HOUSING RB SERIES 244 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	20,000,000	20,000,000
MASSACHUSETTS S/F HFA
S/F HOUSING RB SERIES 248 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(e)	3.83%		01/07/26	17,500,000	17,500,000
MICHELLE LEIGH LEGACY
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2025 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	52,840,000	52,840,000
MICHIGAN HOUSING DEVELOPMENT AUTH
S/F GO BONDS SERIES 2025-1 (LOC: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	22,000,000	22,000,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	45,000,000	45,000,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	40,863,000	40,863,000
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
21

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(e)	3.92%		01/07/26	62,000,000	62,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(e)	3.92%		01/07/26	113,000,000	113,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(e)	3.95%		01/07/26	37,500,000	37,500,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES B (LOC: BARCLAYS BANK PLC)	(c)(e)	3.92%		01/07/26	100,000,000	100,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(e)	3.81%		01/07/26	21,250,000	21,250,000
OLATHE
TAXABLE IDRB (DIAMANT BOART) SERIES 1997B (LOC: SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH))	(e)	3.82%		01/07/26	8,900,000	8,900,000
PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY
EDUCATIONAL LOAN RB SERIES 2025A (LOC: BANK OF AMERICA NA)	(e)	3.83%		01/07/26	47,000,000	47,000,000
TAXABLE EDUCATION LOAN RB SERIES 2024A (LOC: BANK OF AMERICA NA)	(e)	3.83%		01/07/26	29,727,000	29,727,000
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 79T2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	38,400,000	38,400,000
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 82T2 (LIQ: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	26,000,000	26,000,000
SANTA CLARA VALLEY TRANSPORTATION AUTH
TAXABLE SALES TAX RB SERIES 2025B1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(e)	3.83%		01/07/26	12,875,000	12,875,000
SHIL PARK IRREV LIFE INS
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2019 (LOC: FEDERAL HOME LOAN BANKS; VISTA BANK TEXAS)	(e)	3.80%		01/07/26	16,095,000	16,095,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(e)	3.83%		01/07/26	132,550,000	132,550,000
SRM HAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.85%		01/07/26	30,400,000	30,400,000
SUNSHINE ENCINITAS LLC
TAXABLE M/F HOUSING RB (SUNSHINE GARDEN APTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	32,750,000	32,750,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(e)	3.93%		01/07/26	5,885,000	5,885,000
See financial notes
22
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TEXAS
TAXABLE VETERANS BONDS SERIES 2025A (LIQ: TEXAS (STATE OF))	(e)	3.85%		01/07/26	25,000,000	25,000,000
THOMAS J MUELLER LEGACY TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2025 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	78,650,000	78,650,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: ROYAL BANK OF CANADA)	(e)	3.83%		01/07/26	60,470,000	60,470,000
UTAH HOUSING CORP
M/F HOUSING RB (WAYMARK AT FOLSOM TRAIL) SERIES 2025 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	8,350,000	8,350,000
VSL PROPERTY HOLDINGS STB LLC
TAXABLE BONDS SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.87%		01/07/26	17,390,000	17,390,000
WEATHERLY INN-RENTON LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (WEATHERLY INN RENTON) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.85%		01/07/26	51,000,000	51,000,000
WILSHIRE
TAXABLE VARIABLE RATE DEMAND MF HOUSING RB (3325 WILSHIRE APARTMENTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(e)	3.80%		01/07/26	47,760,000	47,760,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(e)	3.95%		01/07/26	55,325,000	55,325,000
Total Variable Rate Demand Notes (Cost $2,633,498,000)						2,633,498,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 49.2% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 19.7%
BANK OF AMERICA NA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	203,043,419	203,000,000
(Collateralized by U.S. Government Agency Securities valued at $209,090,000, 2.50% - 3.00%, due 08/01/45 - 04/01/50)
BANK OF MONTREAL
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	161,034,436	161,000,000
(Collateralized by U.S. Government Agency Securities valued at $165,865,470, 4.50% - 7.50%, due 03/20/53 - 12/20/55)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
23

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BNP PARIBAS SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,617,575,111	1,617,231,000
(Collateralized by U.S. Government Agency Securities valued at $1,681,755,097, 1.23% - 8.00%, due 02/25/26 - 04/20/65)
BOFA SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	2,094,447,883	2,094,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,156,820,000, 0.13% - 13.37%, due 12/26/30 - 08/20/74)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	203,043,194	203,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $208,366,717, 0.13% - 7.38%, due 03/31/26 - 09/01/61)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	605,128,731	605,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $621,915,643, 0.75% - 7.50%, due 07/31/26 - 12/20/55)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.75%		01/02/26	500,104,167	500,000,000
(Collateralized by U.S. Government Agency Securities valued at $515,107,292, 2.50% - 6.50%, due 10/20/47 - 09/20/55)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	400,085,111	400,000,000
(Collateralized by U.S. Government Agency Securities valued at $412,087,665, 5.00% - 6.50%, due 08/20/54 - 11/20/55)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	2,707,577,493	2,707,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,819,979,932, 0.75% - 8.00%, due 06/15/27 - 10/20/65)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.86%		01/02/26	2,181,467,703	2,181,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,246,430,000, 2.00% - 7.00%, due 09/01/50 - 12/01/55)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	6,059,285,642	6,058,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $6,239,374,853, 0.38% - 8.00%, due 09/30/27 - 06/01/63)
FICC - JPMORGAN CHASE & CO
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	2,025,430,875	2,025,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,085,750,000, 2.00% - 12.30%, due 08/15/27 - 02/15/66)
See financial notes
24
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	2,422,492,688	2,421,976,000
(Collateralized by U.S. Government Agency Securities valued at $2,474,379,447, 1.50% - 7.00%, due 07/01/27 - 12/16/64)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	1,301,559,890	1,300,609,000
(Collateralized by U.S. Government Agency Securities valued at $1,328,612,319, 1.00% - 7.77%, due 02/01/28 - 07/20/65)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.70%		01/02/26	750,154,167	750,000,000
(Collateralized by U.S. Government Agency Securities valued at $772,500,001, 1.50% - 7.00%, due 04/01/27 - 01/01/56)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	203,043,081	203,000,000
(Collateralized by U.S. Government Agency Securities valued at $209,090,001, 2.00% - 8.00%, due 04/20/28 - 04/15/66)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	6,472,376,885	6,471,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,665,130,001, 1.50% - 8.50%, due 09/15/27 - 12/15/66)
Issued 12/10/25, repurchase date 01/14/26	(a)	3.73%	01/02/26	01/07/26	2,636,627,021	2,629,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,713,750,592, 1.50% - 8.50%, due 07/15/27 - 12/15/66) (SOFR + 0.02%)
Issued 12/16/25, repurchase date 01/15/26	(a)	3.73%	01/02/26	01/07/26	5,011,397,222	5,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,157,951,029, 1.50% - 8.78%, due 01/01/27 - 05/15/67) (SOFR + 0.02%)
MIZUHO SECURITIES USA LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	1,052,224,427	1,052,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,073,849,765, 0.13% - 6.64%, due 05/31/27 - 08/15/67)
MUFG SECURITIES AMERICAS INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	123,026,172	123,000,000
(Collateralized by U.S. Government Agency Securities valued at $127,920,000, 2.00% - 7.50%, due 03/01/28 - 11/01/55)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	405,086,400	405,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $414,513,742, 0.50% - 6.75%, due 01/15/26 - 01/20/62)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	2,333,496,411	2,333,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,392,062,012, 0.00% - 7.00%, due 01/15/26 - 07/15/66)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
25

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/23/25, repurchase date 01/05/26		3.78%		01/05/26	1,001,365,000	1,000,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,026,818,126, 1.25% - 6.00%, due 05/31/28 - 02/20/65)
Issued 12/30/25, repurchase date 01/06/26		3.74%		01/06/26	2,427,764,241	2,426,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,500,597,524, 2.00% - 7.50%, due 01/01/35 - 02/20/65)
Issued 12/11/25, repurchase date 01/15/26		3.71%		01/07/26	1,628,518,780	1,624,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,675,793,190, 0.00% - 7.00%, due 01/06/26 - 10/20/67)
ROYAL BANK OF CANADA
Issued 12/31/25, repurchase date 01/02/26		3.80%		01/02/26	3,197,674,922	3,197,000,000
(Collateralized by U.S. Treasury Securities valued at $3,261,628,490, 0.00% - 6.75%, due 02/15/26 - 08/15/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	1,413,302,225	1,413,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,454,799,961, 0.00% - 7.50%, due 04/16/26 - 09/01/64)
TRUIST BANK
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,616,343,849	1,616,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,680,640,000, 1.00% - 1.25%, due 09/20/50 - 11/20/50)
WELLS FARGO BANK NA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	6,466,375,608	6,465,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,751,520,330, 1.50% - 6.50%, due 06/01/32 - 12/20/55)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	900,652,750	900,000,000
(Collateralized by U.S. Government Agency Securities valued at $945,000,001, 2.25% - 6.00%, due 02/20/34 - 10/20/55)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	750,548,333	750,000,000
(Collateralized by U.S. Government Agency Securities valued at $774,398,459, 0.00% - 6.00%, due 01/15/26 - 05/01/55)
WELLS FARGO SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	6,669,418,802	6,668,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,934,720,000, 1.50% - 7.50%, due 11/01/26 - 01/01/56)
Issued 12/30/25, repurchase date 01/05/26		3.73%		01/05/26	2,001,243,333	2,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,080,000,000, 1.50% - 7.50%, due 09/01/26 - 01/01/56)
Issued 12/29/25, repurchase date 01/05/26		3.80%		01/05/26	3,639,687,339	3,637,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,782,480,000, 1.50% - 7.50%, due 06/01/26 - 01/01/56)
See financial notes
26
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	839,608,508	839,000,000
(Collateralized by U.S. Government Agency Securities valued at $872,560,000, 1.50% - 7.00%, due 06/01/27 - 12/01/55)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	3,655,670,749	3,653,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,799,120,001, 1.50% - 7.50%, due 04/01/26 - 01/01/56)
						77,630,816,000
U.S. TREASURY REPURCHASE AGREEMENTS 23.4%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	2,847,608,942	2,847,000,000
(Collateralized by U.S. Treasury Securities valued at $2,903,940,005, 0.00% - 4.88%, due 09/03/26 - 05/15/55)
Issued 12/29/25, repurchase date 01/05/26		3.82%		01/05/26	281,208,721	281,000,000
(Collateralized by U.S. Treasury Securities valued at $286,620,019, 0.38% - 4.63%, due 07/31/27 - 11/15/55)
BANCO SANTANDER SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	2,281,484,079	2,281,000,000
(Collateralized by U.S. Treasury Securities valued at $2,326,620,040, 0.00% - 4.88%, due 01/27/26 - 08/15/53)
BARCLAYS BANK PLC
Issued 12/31/25, repurchase date 01/02/26		3.75%		01/02/26	253,052,708	253,000,000
(Collateralized by U.S. Treasury Securities valued at $258,113,820, 2.00% - 4.63%, due 08/31/31 - 11/15/54)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	632,134,124	632,000,000
(Collateralized by U.S. Treasury Securities valued at $644,776,829, 2.25% - 4.63%, due 08/31/31 - 11/15/55)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	56,422,243	56,410,271
(Collateralized by U.S. Treasury Securities valued at $57,550,691, 2.00% - 3.88%, due 08/31/31 - 02/15/52)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	983,208,614	983,000,000
(Collateralized by U.S. Treasury Securities valued at $1,002,660,003, 0.13% - 4.63%, due 01/31/26 - 02/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.70%		01/02/26	1,000,205,556	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000,043, 1.38% - 5.38%, due 02/15/31 - 08/15/52)
Issued 12/31/25, repurchase date 01/02/26		3.75%		01/02/26	1,000,208,333	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000,082, 0.13% - 4.50%, due 04/15/28 - 11/15/49)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	2,989,634,332	2,989,000,000
(Collateralized by U.S. Treasury Securities valued at $3,048,780,081, 0.13% - 6.25%, due 01/15/27 - 01/15/35)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	449,095,288	449,000,000
(Collateralized by U.S. Treasury Securities valued at $458,077,295, 0.38% - 4.13%, due 02/15/27 - 06/30/30)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
27

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	351,074,685	351,000,000
(Collateralized by U.S. Treasury Securities valued at $358,020,070, 0.13% - 4.88%, due 03/31/26 - 11/15/55)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	575,122,986	575,000,000
(Collateralized by U.S. Treasury Securities valued at $586,625,446, 1.13% - 4.63%, due 09/15/26 - 11/15/52)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	6,073,291,987	6,072,000,000
(Collateralized by U.S. Treasury Securities valued at $6,193,440,000, 0.00% - 4.88%, due 01/20/26 - 05/15/55)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	8,282,757,412	8,281,000,000
(Collateralized by U.S. Treasury Securities valued at $8,446,620,048, 0.38% - 4.63%, due 06/15/27 - 05/15/42)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,676,355,684	1,676,000,000
(Collateralized by U.S. Treasury Securities valued at $1,709,520,066, 2.00% - 4.00%, due 06/30/28 - 11/15/41)
FICC - JPMORGAN CHASE & CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	8,789,865,009	8,788,000,000
(Collateralized by U.S. Treasury Securities valued at $8,963,760,084, 2.25% - 6.25%, due 03/31/27 - 05/15/30)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	8,789,865,009	8,788,000,000
(Collateralized by U.S. Treasury Securities valued at $8,963,760,062, 0.00% - 6.75%, due 02/26/26 - 03/31/30)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	8,367,775,451	8,366,000,000
(Collateralized by U.S. Treasury Securities valued at $8,533,320,085, 1.25% - 4.63%, due 02/28/26 - 11/30/30)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,941,411,923	1,941,000,000
(Collateralized by U.S. Treasury Securities valued at $1,979,820,001, 0.00% - 6.75%, due 01/29/26 - 05/15/52)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	7,586,609,706	7,585,000,000
(Collateralized by U.S. Treasury Securities valued at $7,736,700,142, 1.75% - 4.63%, due 01/31/29 - 04/30/29)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	7,905,677,404	7,904,000,000
(Collateralized by U.S. Treasury Securities valued at $8,062,080,160, 1.63% - 4.75%, due 05/31/29 - 11/15/43)
GOLDMAN SACHS & CO LLC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	661,140,646	661,000,000
(Collateralized by U.S. Treasury Securities valued at $674,220,081, 0.00% - 4.25%, due 01/22/26 - 02/15/54)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	8,785,864,160	8,784,000,000
(Collateralized by U.S. Treasury Securities valued at $8,959,680,007, 0.13% - 6.38%, due 01/15/27 - 02/15/53)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,757,372,874	1,757,000,000
(Collateralized by U.S. Treasury Securities valued at $1,792,140,053, 1.25% - 4.00%, due 08/15/27 - 05/15/41)
See financial notes
28
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
MUFG SECURITIES AMERICAS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,142,242,358	1,142,000,000
(Collateralized by U.S. Treasury Securities valued at $1,164,840,029, 0.00% - 6.63%, due 03/10/26 - 11/15/55)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	703,149,192	703,000,000
(Collateralized by U.S. Treasury Securities valued at $717,212,205, 0.00% - 5.00%, due 01/22/26 - 08/15/55)
ROYAL BANK OF CANADA
Issued 12/11/25, repurchase date 01/29/26		3.70%		01/07/26	2,005,550,000	2,000,000,000
(Collateralized by U.S. Treasury Securities valued at $2,050,273,702, 0.50% - 4.88%, due 02/28/26 - 02/15/47)
Issued 12/12/25, repurchase date 01/30/26		3.70%		01/07/26	1,411,762,489	1,408,000,000
(Collateralized by U.S. Treasury Securities valued at $1,443,392,705, 0.25% - 4.88%, due 01/15/26 - 02/15/53)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	3,009,641,920	3,009,000,000
(Collateralized by U.S. Treasury Securities valued at $3,069,180,001, 0.00% - 5.00%, due 01/15/26 - 11/15/55)
						92,562,410,271
OTHER REPURCHASE AGREEMENTS** 6.1%
BARCLAYS BANK PLC
Issued 12/31/25, repurchase date 01/02/26		3.72%		01/02/26	99,224,783	99,204,281
(Collateralized by U.S. Treasury Securities valued at $101,209,300, 0.13% - 3.50%, due 04/15/26 - 02/15/55)
BMO CAPITAL MARKETS CORP
Issued 12/31/25, repurchase date 01/02/26		3.73%		01/02/26	400,082,889	400,000,000
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $419,621,321, 1.15% - 8.75%, due
03/01/26 - 06/15/56)

BNP PARIBAS SA
Issued 12/31/25, repurchase date 01/07/26		3.80%		01/07/26	3,192,256,982	3,189,900,000
(Collateralized by U.S. Treasury Securities and common
stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$3,441,302,988, 0.75% - 9.25%, due 01/01/26 - 01/01/00)

Issued 12/15/25, repurchase date 03/16/26	(a)	3.91%	01/02/26	01/07/26	801,998,444	800,000,000
(Collateralized by U.S. Government Agency Securities and
U.S. Treasury Securities and common stocks, ETFs,
corporate bonds, asset backed securities, or non-agency
collateralized mortgage obligations valued at $860,392,667,
1.13% - 9.25%, due 01/08/26 - 01/01/00)
(SOFR + 0.20%)

See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
29

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 07/10/25, repurchase date 02/12/26	(a)	4.10%	01/02/26	02/04/26	307,140,833	300,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $351,507,426, 0.00% -
15.00%, due 02/15/26 - 01/01/00)
(SOFR + 0.39%)

Issued 08/18/25, repurchase date 03/13/26	(a)	4.10%	01/02/26	02/04/26	917,425,000	900,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,060,603,659, 2.40% -
15.00%, due 02/27/26 - 01/01/00)
(SOFR + 0.39%)

Issued 08/18/25, repurchase date 03/31/26	(a)	4.10%	01/02/26	02/04/26	621,810,278	610,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $720,487,019, 1.59% -
15.00%, due 02/27/26 - 01/01/00)
(SOFR + 0.39%)

BOFA SECURITIES INC
Issued 12/02/25, repurchase date 03/02/26	(a)	4.01%	01/02/26	02/04/26	251,782,222	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $287,500,000, 1.94% -
7.23%, due 10/15/31 - 11/25/66)
(SOFR + 0.30%)

Issued 12/01/25, repurchase date 04/06/26	(a)	4.21%	01/02/26	03/31/26	731,118,033	721,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $778,680,000, 0.00%, due 01/01/00) (SOFR + 0.50%)
Issued 11/07/25, repurchase date 06/05/26	(a)	4.36%	01/02/26	03/31/26	305,232,000	300,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $324,000,000, 0.00%, due 01/01/00) (SOFR + 0.65%)
Issued 12/01/25, repurchase date 04/08/26	(a)	4.14%	01/02/26	04/06/26	583,331,750	575,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $661,250,000, 0.00% -
13.12%, due 04/15/26 - 10/15/17)
(SOFR + 0.43%)

CITIGROUP GLOBAL MARKETS INC
Issued 11/20/25, repurchase date 03/06/26	(a)	4.02%	01/02/26	02/04/26	2,516,073,385	2,494,900,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,694,492,000, 0.00%, due 01/01/00) (SOFR + 0.31%)
See financial notes
30
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/30/25, repurchase date 01/06/26		3.81%		01/06/26	35,025,929	35,000,000
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $38,030,573, 1.11% - 7.92%, due
01/15/26 - 01/01/00)

JP MORGAN SECURITIES LLC
Issued 12/04/25, repurchase date 02/02/26	(a)	3.86%	01/02/26	01/07/26	812,952,900	810,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $877,361,221, 0.00%, due
12/31/49 - 01/01/00)
(SOFR + 0.15%)

Issued 10/23/25, repurchase date 04/21/26	(a)	4.06%	01/02/26	03/31/26	407,172,667	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $435,543,481, 0.00%, due
12/31/49 - 01/01/00)
(SOFR + 0.35%)

Issued 10/29/25, repurchase date 04/27/26	(a)	4.06%	01/02/26	03/31/26	406,902,000	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $435,213,004, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 11/05/25, repurchase date 05/04/26	(a)	4.06%	01/02/26	03/31/26	1,473,875,056	1,450,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,678,442,970, 0.00% -
26.66%, due 02/15/26 - 01/01/00)
(SOFR + 0.35%)

Issued 11/05/25, repurchase date 05/04/26	(a)	4.06%	01/02/26	03/31/26	508,232,778	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $543,543,751, 0.00%, due
12/31/49 - 01/01/00)
(SOFR + 0.35%)

Issued 11/26/25, repurchase date 05/26/26	(a)	4.06%	01/02/26	03/31/26	811,277,778	800,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $867,504,482, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 12/10/25, repurchase date 06/08/26	(a)	4.06%	01/02/26	03/31/26	533,597,162	527,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $570,505,591, 0.00%, due
12/31/49 - 01/01/00)
(SOFR + 0.35%)

See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
31

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 10/08/25, repurchase date 04/06/26	(a)	4.11%	01/02/26	03/31/26	2,294,696,250	2,250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $2,613,922,689, 0.00% -
29.06%, due 01/15/26 - 01/01/00)
(SOFR + 0.40%)

Issued 11/05/25, repurchase date 05/04/26	(a)	4.11%	01/02/26	03/31/26	310,083,842	305,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $353,079,079, 0.00% -
17.96%, due 06/15/26 - 01/01/00)
(SOFR + 0.40%)

Issued 12/29/25, repurchase date 06/29/26	(a)	4.11%	01/02/26	03/31/26	757,877,500	750,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $862,699,574, 0.00% -
34.66%, due 01/09/26 - 01/01/00)
(SOFR + 0.40%)

MIZUHO SECURITIES USA LLC
Issued 12/31/25, repurchase date 01/02/26		3.90%		01/02/26	400,086,667	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $432,000,005, 0.00%, due 01/01/00)
RBC CAPITAL MARKETS LLC
Issued 12/31/25, repurchase date 01/07/26		3.78%		01/07/26	700,514,500	700,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $735,737,964, 1.11% - 13.00%, due 02/14/26 - 01/01/00)
WELLS FARGO SECURITIES LLC
Issued 12/04/25, repurchase date 04/09/26		4.28%		04/09/26	202,996,000	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $210,000,252, 0.01% - 6.50%, due 07/13/26 - 01/01/00)
Issued 12/26/25, repurchase date 05/22/26		4.28%		05/22/26	101,747,667	100,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $115,000,000, 1.82% - 8.27%, due 09/15/33 - 01/25/70)
Issued 12/09/25, repurchase date 07/06/26		4.32%		07/06/26	410,032,000	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $460,000,000, 0.66% - 7.69%, due 11/20/26 - 02/25/63)
Issued 12/09/25, repurchase date 07/07/26		4.42%		07/07/26	512,891,667	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $575,000,000, 0.00% - 12.25%, due 07/22/26 - 03/25/70)
See financial notes
32
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/03/25, repurchase date 07/08/26		4.38%		07/08/26	513,200,833	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $575,000,001, 1.30% - 8.45%, due 02/15/27 - 09/25/60)
Issued 12/03/25, repurchase date 07/08/26		4.48%		07/08/26	148,710,244	144,800,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $166,520,000, 2.60% - 12.75%, due 10/18/30 - 07/25/69)
Issued 12/12/25, repurchase date 07/09/26		4.40%		07/09/26	256,386,111	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $287,500,000, 2.25% - 11.18%, due 12/16/30 - 02/25/69)
Issued 12/11/25, repurchase date 07/09/26		4.41%		07/09/26	256,431,250	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $287,500,000, 1.89% - 11.11%, due 05/07/30 - 06/25/69)
Issued 12/18/25, repurchase date 07/14/26		4.28%		07/14/26	204,945,778	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $230,000,000, 2.02% - 7.67%, due 11/13/26 - 08/25/64)
Issued 12/19/25, repurchase date 07/14/26		4.28%		07/14/26	799,195,800	780,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $819,000,996, 0.38% - 9.38%, due 02/15/26 - 01/01/00)
Issued 12/16/25, repurchase date 07/14/26		4.29%		07/14/26	205,005,000	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $230,000,000, 1.29% - 8.13%, due 12/21/26 - 08/19/42)
Issued 12/19/25, repurchase date 07/15/26		4.38%		07/15/26	666,449,333	650,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $747,500,058, 0.00% - 14.33%, due 10/20/27 - 06/25/70)
						24,141,804,281
Total Repurchase Agreements (Cost $194,335,030,552)						194,335,030,552
Total Investments in Securities (Cost $379,899,654,638)						379,899,654,638

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)	Variable rate security; rate shown is effective rate at period end.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
33

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $71,903,780,896 or 18.2% of net assets.

(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CP —	Commercial paper
DAC —	Designated Activity Company
DEV —	Development
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
34
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$185,564,624,086
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		194,335,030,552
Cash		13,502,049,514
Receivables:
Fund shares sold		2,368,470,379
Interest		1,045,155,993
Prepaid expenses	+	3,589,842
Total assets		396,818,920,366

Liabilities
Payables:
Fund shares redeemed		1,334,245,724
Investments bought		310,650,000
Distributions to shareholders		273,909,075
Investment adviser and administrator fees		61,281,142
Shareholder service fees		4,119,908
Independent trustees’ fees		973
Accrued expenses	+	9,878,478
Total liabilities		1,994,085,300
Net assets		$394,824,835,066

Net Assets by Source
Capital received from investors		$394,823,470,000
Total distributable earnings	+	1,365,066
Net assets		$394,824,835,066

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$252,056,758,465		252,054,122,460		$1.00
Ultra Shares	$142,768,076,601		142,766,356,938		$1.00

See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
35

Schwab Prime Advantage Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$15,782,721,601
Other Interest	+	492,185,392
Total investment income		16,274,906,993

Expenses
Investment adviser and administrator fees		702,907,377
Shareholder service fees:
Investor Shares		358,062,471
Registration fees		13,634,162
Custodian fees		2,217,793
Shareholder reports		2,161,348
Portfolio accounting fees		1,905,620
Professional fees		416,561
Independent trustees’ fees		300,123
Transfer agent fees		1,277
Other expenses	+	1,669,259
Total expenses		1,083,275,991
Expense reduction	–	22,306,144
Net expenses	–	1,060,969,847
Net investment income		15,213,937,146

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		497,154
Increase in net assets resulting from operations		$15,214,434,300
See financial notes
36
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$15,213,937,146	$15,184,286,611
Net realized gains	+	497,154	100,864
Increase in net assets from operations		$15,214,434,300	$15,184,387,475

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($9,690,836,920 )	($9,733,563,689 )
Ultra Shares	+	(5,522,175,086)	(5,452,175,768)
Total distributions		($15,213,012,006 )	($15,185,739,457 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		288,122,313,608	250,955,380,568
Ultra Shares	+	176,136,978,782	144,618,313,965
Total shares sold		464,259,292,390	395,573,694,533
Shares Reinvested
Investor Shares		7,615,306,278	7,649,866,143
Ultra Shares	+	4,315,743,960	4,276,225,628
Total shares reinvested		11,931,050,238	11,926,091,771
Shares Redeemed
Investor Shares		(262,252,027,855)	(209,940,494,625)
Ultra Shares	+	(155,865,584,472)	(126,212,471,344)
Total shares redeemed		(418,117,612,327)	(336,152,965,969)
Net transactions in fund shares		58,072,730,301	71,346,820,335

NET ASSETS
Beginning of period		$336,750,682,471	$265,405,214,118
Total increase	+	58,074,152,595	71,345,468,353
End of period		$394,824,835,066	$336,750,682,471

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
37

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Sweep Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.93%	4.87%	4.71%	1.29%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.44%	0.44%	0.44%	0.35%[4,5]	0.06%[5]
Total expenses	0.45%	0.45%	0.45%	0.45%[4]	0.45%
Net investment income (loss)	3.85%	4.76%	4.59%	1.21%	0.02%
Net assets, end of period (x 1,000,000)	$23,078	$20,322	$18,265	$20,458	$24,159

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
38
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.03%	4.98%	4.81%	1.36%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.34%	0.30%[4,5]	0.06%[5]
Total expenses	0.35%	0.35%	0.35%	0.35%[4]	0.35%
Net investment income (loss)	3.95%	4.85%	4.78%	1.59%	0.02%
Net assets, end of period (x 1,000,000)	$32,942	$28,152	$21,646	$10,823	$6,782

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
39

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.19%	5.14%	4.97%	1.48%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.18%[4,5]	0.06%[5]
Total expenses	0.20%	0.20%	0.20%	0.20%[4]	0.20%
Net investment income (loss)	4.10%	4.97%	4.92%	1.76%	0.03%
Net assets, end of period (x 1,000,000)	$34,544	$26,324	$16,202	$8,636	$4,726

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
40
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 34.8% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.02%)	(a)	3.73%	01/02/26	01/06/26	95,800,000	95,800,000
	(b)	4.23%		01/06/26	72,300,000	72,266,662
(EFFR + 0.12%)	(a)	3.76%	01/02/26	01/08/26	212,900,000	212,900,000
	(b)	4.29%		01/08/26	48,000,000	47,966,800
		4.13%		01/09/26	100,000,000	99,998,360
	(b)	4.12%		01/23/26	29,000,000	28,931,487
(SOFR + 0.08%)	(a)	3.79%	01/02/26	01/28/26	96,400,000	96,400,000
		0.46%		01/29/26	120,750,000	120,426,102
(SOFR + 0.14%)	(a)	3.85%	01/02/26	01/30/26	99,600,000	99,603,109
	(b)	3.81%		02/18/26	231,200,000	230,074,120
	(b)	4.17%		03/04/26	48,500,000	48,167,991
	(b)	3.66%		03/06/26	43,400,000	43,128,099
		0.68%		03/09/26	25,100,000	24,945,980
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/11/26	38,800,000	38,800,000
	(b)	4.17%		03/11/26	48,500,000	48,129,891
	(b)	3.86%		03/20/26	48,400,000	48,013,862
(SOFR + 0.07%)	(a)	3.78%	01/02/26	03/23/26	48,400,000	48,400,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	04/01/26	86,700,000	86,700,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	04/17/26	96,400,000	96,400,000
	(b)	3.79%		04/20/26	53,000,000	52,406,930
	(b)	3.65%		04/22/26	24,100,000	23,837,846
(SOFR + 0.06%)	(a)	3.77%	01/02/26	04/28/26	209,500,000	209,500,000
		4.00%		05/01/26	48,300,000	48,346,240
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/05/26	96,600,000	96,600,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	05/07/26	96,300,000	96,300,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	05/08/26	144,600,000	144,600,000
(SOFR + 0.04%)	(a)	3.75%	01/02/26	05/28/26	38,800,000	38,800,000
	(b)	3.73%		06/01/26	221,600,000	218,220,600
	(b)	3.62%		06/11/26	208,400,000	205,148,960
		4.38%		06/23/26	111,388,000	111,569,391
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/24/26	144,900,000	144,900,000
	(b)	3.77%		06/25/26	48,200,000	47,342,683
	(b)	3.62%		06/29/26	86,750,000	85,248,743
(SOFR + 0.05%)	(a)	3.82%	01/02/26	07/02/26	96,650,000	96,650,000
		4.38%		07/06/26	44,328,000	44,373,866
(SOFR + 0.12%)	(a)	3.83%	01/02/26	07/10/26	48,900,000	48,900,000
		4.63%		07/17/26	38,722,000	38,815,915
		3.15%		07/20/26	18,900,000	18,848,538
(SOFR + 0.13%)	(a)	3.84%	01/02/26	07/23/26	58,000,000	58,000,000
	(b)	3.74%		07/27/26	33,800,000	33,099,852
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
41

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.03%)	(a)	3.74%	01/02/26	07/28/26	14,500,000	14,500,000
		5.00%		07/30/26	23,686,000	23,797,663
(EFFR + 0.08%)	(a)	3.72%	01/02/26	08/11/26	231,700,000	231,700,000
(SOFR + 0.08%)	(a)	3.79%	01/02/26	08/24/26	100,000,000	100,000,000
(SOFR + 0.16%)	(a)	3.80%	01/02/26	08/26/26	200,000,000	200,000,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/03/26	17,400,000	17,400,000
(EFFR + 0.07%)	(a)	3.71%	01/02/26	09/08/26	433,850,000	433,850,000
(SOFR + 0.06%)	(a)	3.77%	01/02/26	09/17/26	125,000,000	125,000,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	09/23/26	145,200,000	145,200,000
		3.50%		10/02/26	3,300,000	3,295,406
	(b)	3.58%		10/02/26	188,500,000	183,582,663
(SOFR + 0.05%)	(a)	3.82%	01/02/26	10/02/26	116,100,000	116,100,000
(SOFR + 0.06%)	(a)	3.77%	01/02/26	10/06/26	241,300,000	241,300,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	10/06/26	40,000,000	40,000,000
(EFFR + 0.07%)	(a)	3.71%	01/02/26	10/15/26	69,700,000	69,700,000
(SOFR + 0.16%)	(a)	3.87%	01/02/26	10/30/26	121,000,000	121,000,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	11/02/26	144,100,000	144,165,117
(SOFR + 0.14%)	(a)	3.85%	01/02/26	11/18/26	72,600,000	72,600,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	11/27/26	115,000,000	115,000,000
		3.50%		12/22/26	48,300,000	48,280,217
(SOFR + 0.14%)	(a)	3.85%	01/02/26	12/23/26	19,000,000	19,000,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	01/08/27	40,000,000	40,000,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	01/21/27	58,200,000	58,200,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	01/25/27	169,600,000	169,600,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	02/03/27	196,100,000	196,100,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	02/12/27	87,200,000	87,200,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	02/18/27	77,500,000	77,500,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	03/10/27	174,250,000	174,250,000
(SOFR + 0.09%)	(a)	3.80%	01/02/26	03/11/27	43,700,000	43,700,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	04/01/27	280,700,000	280,700,000
(SOFR + 0.08%)	(a)	3.79%	01/02/26	04/01/27	145,200,000	145,200,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/16/27	96,800,000	96,800,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/23/27	241,800,000	241,800,000
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/06/26	05/19/27	62,900,000	62,900,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/24/27	120,500,000	120,500,000
(EFFR + 0.13%)	(a)	3.77%	01/02/26	07/09/27	96,750,000	96,750,000
(EFFR + 0.16%)	(a)	3.80%	01/02/26	07/19/27	144,100,000	144,100,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	08/25/27	48,350,000	48,350,000
(EFFR + 0.18%)	(a)	3.82%	01/02/26	09/23/27	144,800,000	144,800,000
(EFFR + 0.19%)	(a)	3.83%	01/02/26	09/29/27	63,000,000	63,000,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	11/12/27	96,700,000	96,700,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	11/19/27	24,100,000	24,100,000
FEDERAL HOME LOAN BANKS
		4.21%		01/09/26	217,600,000	217,597,609
(SOFR + 0.01%)	(a)	3.72%	01/02/26	01/12/26	241,900,000	241,900,000
	(b)	3.89%		01/14/26	48,400,000	48,337,967
	(b)	3.84%		01/15/26	164,100,000	163,874,522
	(b)	3.88%		01/15/26	139,800,000	139,606,144
	(b)	4.06%		01/16/26	241,800,000	241,424,337
(SOFR + 0.04%)	(a)	3.75%	01/02/26	01/22/26	97,200,000	97,200,000
See financial notes
42
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	3.84%		01/28/26	144,700,000	144,308,000
	(b)	3.82%		02/02/26	211,900,000	211,210,265
	(b)	3.91%		02/04/26	193,100,000	192,427,368
	(b)	3.84%		02/06/26	237,100,000	236,225,661
	(b)	4.09%		02/11/26	338,500,000	337,010,600
	(b)	3.80%		02/12/26	118,400,000	117,892,985
(SOFR + 0.10%)	(a)	3.81%	01/02/26	02/13/26	100,000,000	100,000,000
	(b)	3.82%		02/13/26	216,700,000	215,755,730
(SOFR + 0.03%)	(a)	3.74%	01/02/26	02/17/26	121,300,000	121,300,000
	(b)	4.16%		02/20/26	337,765,000	335,896,174
		0.68%		02/24/26	24,300,000	24,184,029
	(b)	4.17%		02/26/26	241,900,000	240,405,092
(SOFR + 0.01%)	(a)	3.72%	01/02/26	02/27/26	232,300,000	232,300,000
	(b)	3.71%		03/02/26	144,800,000	143,926,695
	(b)	3.78%		03/02/26	189,600,000	188,440,965
	(b)	3.80%		03/02/26	214,000,000	212,688,299
	(b)	3.77%		03/03/26	120,600,000	119,852,280
	(b)	3.85%		03/04/26	142,250,000	141,348,530
		0.96%		03/05/26	58,750,000	58,446,077
	(b)	3.81%		03/05/26	289,800,000	287,933,366
	(b)	4.07%		03/06/26	241,000,000	239,342,522
	(b)	3.82%		03/13/26	318,000,000	315,681,250
		4.13%		03/13/26	14,950,000	14,952,401
		4.88%		03/13/26	22,590,000	22,625,525
	(b)	3.80%		03/18/26	579,200,000	574,691,304
	(b)	3.60%		03/20/26	96,300,000	95,565,699
	(b)	3.67%		03/20/26	120,400,000	119,463,907
(SOFR + 0.02%)	(a)	3.73%	01/02/26	03/30/26	236,200,000	236,200,000
	(b)	3.63%		03/31/26	120,400,000	119,343,423
	(b)	3.67%		03/31/26	120,400,000	119,333,122
	(b)	3.78%		03/31/26	144,700,000	143,384,195
(SOFR + 0.02%)	(a)	3.79%	01/02/26	04/02/26	241,700,000	241,700,000
	(b)	3.67%		04/08/26	62,720,000	62,112,870
	(b)	3.77%		04/08/26	120,700,000	119,509,093
	(b)	3.79%		04/09/26	241,100,000	238,673,630
(SOFR + 0.11%)	(a)	3.82%	01/02/26	04/10/26	48,900,000	48,900,000
(SOFR + 0.04%)	(a)	3.75%	01/02/26	04/13/26	145,000,000	145,000,000
	(b)	3.59%		04/15/26	144,600,000	143,133,788
	(b)	3.66%		04/15/26	144,600,000	143,106,483
	(b)	3.75%		04/15/26	241,300,000	238,762,831
	(b)	3.77%		04/15/26	241,100,000	238,537,341
(SOFR + 0.04%)	(a)	3.75%	01/02/26	04/28/26	121,200,000	121,200,000
	(c)	3.00%		04/29/26	12,420,000	12,373,470
	(b)	3.78%		04/30/26	241,100,000	238,164,139
		3.38%		05/06/26	241,100,000	240,791,287
(SOFR + 0.02%)	(a)	3.73%	01/02/26	05/07/26	244,500,000	244,500,000
(SOFR + 0.01%)	(a)	3.72%	01/02/26	05/11/26	6,000,000	5,999,780
(SOFR + 0.04%)	(a)	3.75%	01/02/26	05/20/26	241,000,000	241,000,000
(SOFR + 0.02%)	(a)	3.73%	01/02/26	05/26/26	113,200,000	113,200,000
(SOFR + 0.03%)	(a)	3.74%	01/02/26	05/27/26	162,600,000	162,600,000
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
43

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.01%)	(a)	3.72%	01/02/26	06/03/26	134,900,000	134,900,000
	(b)	3.71%		06/05/26	217,500,000	214,159,804
(SOFR + 0.02%)	(a)	3.73%	01/02/26	06/08/26	240,900,000	240,900,000
		0.88%		06/12/26	8,700,000	8,590,799
		4.38%		06/12/26	35,540,000	35,593,350
	(b)	4.13%		06/16/26	16,000,000	15,709,600
	(b)	3.57%		06/17/26	96,300,000	94,741,384
	(b)	3.58%		06/17/26	117,600,000	115,694,475
	(b)	3.58%		06/22/26	19,959,000	19,625,286
	(a)	1.50%		07/20/26	5,000,000	4,934,056
(SOFR + 0.09%)	(a)	3.80%	01/02/26	07/23/26	266,500,000	266,500,000
	(b)	3.93%		08/19/26	26,900,000	26,253,189
(SOFR + 0.01%)	(a)	3.72%	01/02/26	08/25/26	231,400,000	231,400,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	09/11/26	86,600,000	86,600,000
		4.00%		09/11/26	183,800,000	183,682,443
		4.00%		09/15/26	144,450,000	144,386,016
		4.00%		09/18/26	207,650,000	207,535,339
	(b)	3.54%		10/02/26	148,900,000	145,004,404
		4.05%		10/02/26	217,400,000	217,400,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/08/26	72,600,000	72,600,000
		3.75%		10/09/26	241,600,000	241,403,050
		3.91%		10/09/26	242,300,000	242,300,000
		4.00%		10/09/26	1,815,000	1,819,238
(SOFR + 0.10%)	(a)	3.81%	01/02/26	10/21/26	96,700,000	96,700,000
		3.63%		10/23/26	241,400,000	241,144,862
(SOFR + 0.10%)	(a)	3.81%	01/02/26	10/23/26	241,800,000	241,800,000
(SOFR + 0.04%)	(a)	3.75%	01/02/26	11/06/26	241,100,000	241,100,000
		4.63%		11/17/26	2,900,000	2,923,713
		3.75%		12/04/26	144,600,000	144,519,846
		3.76%		12/17/26	144,615,000	144,615,000
	(b)	3.50%		12/24/26	100,000,000	96,657,556
(SOFR + 0.05%)	(a)	3.76%	01/02/26	12/28/26	96,800,000	96,795,370
(SOFR + 0.06%)	(a)	3.77%	01/02/26	01/04/27	193,500,000	193,500,000
		3.75%		01/08/27	120,800,000	120,788,654
(SOFR + 0.12%)	(a)	3.83%	01/02/26	01/25/27	193,500,000	193,500,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/04/27	245,500,000	245,500,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/10/27	121,300,000	121,300,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	03/25/27	145,200,000	145,200,000
(SOFR + 0.15%)	(a)	3.92%	01/02/26	04/02/27	22,200,000	22,200,000
(SOFR + 0.08%)	(a)	3.79%	01/02/26	04/05/27	174,400,000	174,400,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	04/09/27	145,200,000	145,200,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/17/27	121,250,000	121,250,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	06/17/27	145,075,000	145,075,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	08/26/27	216,900,000	216,900,000
(SOFR + 0.16%)	(a)	3.87%	01/02/26	09/15/27	145,000,000	145,000,000
(SOFR + 0.18%)	(a)	3.89%	01/02/26	09/21/27	169,000,000	169,000,000
(SOFR + 0.18%)	(a)	3.89%	01/02/26	10/20/27	119,200,000	119,200,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
	(b)	4.00%		01/12/26	240,000,000	239,737,000
	(b)	3.86%		01/16/26	241,100,000	240,745,583
See financial notes
44
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	3.70%		01/30/26	144,500,000	144,086,409
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/05/26	153,800,000	153,800,000
		3.70%		03/09/26	240,100,000	240,018,503
		3.68%		03/23/26	338,000,000	337,853,838
(SOFR + 0.12%)	(a)	3.89%	01/02/26	04/02/26	60,000,000	60,000,000
		3.63%		04/06/26	241,300,000	241,187,835
		3.32%		04/23/26	240,500,000	240,224,340
		3.33%		05/06/26	241,100,000	240,786,170
(SOFR + 0.11%)	(a)	3.82%	01/02/26	05/07/26	65,800,000	65,800,000
		3.65%		05/15/26	241,100,000	240,956,687
		3.65%		05/20/26	241,100,000	240,954,549
		3.22%		05/27/26	120,400,000	120,209,367
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/04/26	61,000,000	61,000,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/23/26	130,600,000	130,600,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/16/26	68,600,000	68,600,000
		3.75%		10/19/26	241,400,000	241,258,216
		3.75%		10/23/26	193,100,000	192,955,543
		3.75%		11/03/26	144,800,000	144,707,851
		3.63%		11/20/26	168,800,000	168,648,636
		3.63%		11/27/26	240,325,000	240,030,278
		3.63%		12/16/26	241,100,000	240,807,514
		3.63%		12/18/26	482,200,000	481,534,783
(SOFR + 0.08%)	(a)	3.79%	01/02/26	01/08/27	72,550,000	72,550,000
		3.55%		01/22/27	124,600,000	124,526,009
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/23/27	169,300,000	169,300,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/05/27	100,300,000	100,300,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	05/05/27	120,600,000	120,589,045
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/22/27	144,800,000	144,800,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/06/27	143,800,000	143,800,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
	(b)	3.80%		01/23/26	144,700,000	144,381,359
	(b)	3.85%		01/30/26	241,100,000	240,383,665
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/18/26	96,600,000	96,600,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	07/29/26	42,500,000	42,500,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	08/21/26	239,100,000	239,100,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/11/26	113,000,000	113,000,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/23/26	100,600,000	100,607,312
(SOFR + 0.14%)	(a)	3.85%	01/02/26	11/20/26	140,600,000	140,600,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	12/11/26	52,900,000	52,900,000
Total U.S. Government Agency Debt (Cost $31,496,066,774)						31,496,066,774

U.S. TREASURY DEBT 9.0% OF NET ASSETS
UNITED STATES TREASURY
		3.88%		01/15/26	102,000,000	101,986,529
		0.38%		01/31/26	131,500,000	131,110,523
		2.63%		01/31/26	80,400,000	80,300,684
(3 mo. US TBILL + 0.25%)	(a)	3.85%	01/02/26	01/31/26	448,400,000	448,435,659
		4.25%		01/31/26	149,600,000	149,596,357
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
45

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.63%		02/15/26	143,700,000	143,258,705
		4.00%		02/15/26	48,000,000	47,986,425
		0.50%		02/28/26	180,500,000	179,521,182
		2.50%		02/28/26	29,300,000	29,222,491
		4.63%		02/28/26	353,900,000	354,164,754
		4.63%		03/15/26	142,000,000	142,079,286
		0.75%		03/31/26	65,000,000	64,473,094
		4.50%		03/31/26	256,800,000	257,021,856
		0.75%		04/30/26	225,400,000	223,050,933
		2.38%		04/30/26	146,100,000	145,264,444
(3 mo. US TBILL + 0.15%)	(a)	3.75%	01/02/26	04/30/26	165,800,000	165,806,387
		4.88%		04/30/26	455,700,000	456,885,797
		1.63%		05/15/26	35,600,000	35,278,030
		3.63%		05/15/26	308,300,000	307,733,837
		0.75%		05/31/26	496,507,000	489,935,427
		2.13%		05/31/26	73,700,000	73,153,774
		4.88%		05/31/26	571,479,000	573,751,604
		0.88%		06/30/26	434,300,000	427,652,001
		1.88%		06/30/26	149,100,000	147,639,466
		4.63%		06/30/26	181,000,000	181,586,455
		4.50%		07/15/26	55,100,000	55,320,740
		0.63%		07/31/26	141,600,000	139,019,651
		1.88%		07/31/26	32,800,000	32,390,217
(3 mo. US TBILL + 0.18%)	(a)	3.78%	01/02/26	07/31/26	117,400,000	117,397,147
		4.38%		07/31/26	182,400,000	182,830,186
		0.75%		08/31/26	414,880,000	406,824,418
		1.38%		08/31/26	43,400,000	42,699,895
		4.63%		09/15/26	57,700,000	58,045,652
		0.88%		09/30/26	177,300,000	173,684,903
		3.50%		09/30/26	63,800,000	63,699,736
(3 mo. US TBILL + 0.21%)	(a)	3.81%	01/02/26	10/31/26	250,600,000	250,734,267
		4.25%		11/30/26	175,700,000	176,608,080
		1.25%		12/31/26	18,100,000	17,698,919
		4.25%		12/31/26	51,000,000	51,345,006
(3 mo. US TBILL + 0.10%)	(a)	3.70%	01/02/26	01/31/27	175,500,000	175,475,244
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	04/30/27	559,475,000	559,563,375
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	07/31/27	327,700,000	327,682,558
Total U.S. Treasury Debt (Cost $8,187,915,694)						8,187,915,694

VARIABLE RATE DEMAND NOTES 0.2% OF NET ASSETS
AVENTURA BORROWERS
TAXABLE M/F HOUSING RB (AVENTURA SR LIVING) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.80%		01/07/26	48,300,000	48,300,000
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.80%		01/07/26	56,900,000	56,900,000
See financial notes
46
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.80%		01/07/26	5,000,000	5,000,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.80%		01/07/26	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $187,500,000)						187,500,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 55.8% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 32.0%
BANK OF AMERICA NA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	45,009,625	45,000,000
(Collateralized by U.S. Government Agency Securities valued at $46,350,000, 2.00%, due 11/01/50)
BANK OF MONTREAL
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	37,007,914	37,000,000
(Collateralized by U.S. Government Agency Securities valued at $38,118,151, 2.00% - 5.50%, due 02/20/52 - 12/20/55)
BNP PARIBAS SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	366,077,877	366,000,000
(Collateralized by U.S. Government Agency Securities valued at $377,060,227, 1.95% - 7.50%, due 07/25/26 - 12/20/55)
BOFA SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	477,102,025	477,000,000
(Collateralized by U.S. Government Agency Securities valued at $491,310,000, 2.50% - 10.41%, due 09/25/29 - 01/20/75)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	45,009,575	45,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $46,349,798, 0.00% - 7.00%, due 02/24/26 - 11/01/54)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	136,028,938	136,000,000
(Collateralized by U.S. Treasury Securities valued at $138,720,058, 0.13% - 4.38%, due 07/31/26 - 10/15/26)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	241,175,261	241,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $249,172,935, 1.50% - 8.00%, due 07/31/26 - 12/20/55)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
47

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	92,019,576	92,000,000
(Collateralized by U.S. Government Agency Securities valued at $94,780,164, 2.50% - 5.50%, due 12/01/51 - 08/01/54)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	623,132,907	623,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $649,523,489, 0.13% - 8.00%, due 10/15/26 - 01/01/56)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.86%		01/02/26	499,107,008	499,000,000
(Collateralized by U.S. Government Agency Securities valued at $513,970,000, 6.00% - 7.00%, due 05/01/55 - 12/01/55)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,387,294,352	1,387,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,428,610,000, 2.00% - 7.00%, due 07/01/30 - 06/01/64)
FICC - JPMORGAN CHASE & CO
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	461,098,091	461,000,000
(Collateralized by U.S. Government Agency Securities valued at $474,830,000, 2.00% - 8.00%, due 04/20/32 - 11/20/65)
GOLDMAN SACHS & CO LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	554,118,187	554,000,000
(Collateralized by U.S. Government Agency Securities valued at $565,968,303, 1.15% - 6.50%, due 12/01/27 - 08/15/66)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	2,677,246,935	2,675,291,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,729,324,712, 2.00% - 7.50%, due 02/15/27 - 06/20/65)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	45,009,550	45,000,000
(Collateralized by U.S. Government Agency Securities valued at $46,350,001, 2.50% - 8.00%, due 04/20/27 - 12/20/65)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,481,315,124	1,481,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,525,430,001, 1.50% - 8.00%, due 05/01/27 - 02/15/66)
Issued 12/10/25, repurchase date 01/14/26	(a)	3.73%	01/02/26	01/07/26	1,334,861,379	1,331,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,373,907,204, 1.50% - 7.00%, due 08/01/27 - 11/20/65) (SOFR + 0.02%)
See financial notes
48
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/16/25, repurchase date 01/15/26	(a)	3.73%	01/02/26	01/07/26	1,946,426,681	1,942,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,003,348,180, 1.50% - 8.00%, due 06/20/27 - 04/15/67) (SOFR + 0.02%)
Issued 10/27/25, repurchase date 05/05/26	(a)	3.86%	01/02/26	04/06/26	442,509,308	435,000,000
(Collateralized by U.S. Government Agency Securities valued at $451,335,203, 0.25% - 10.26%, due 11/25/27 - 05/20/55) (SOFR + 0.15%)
Issued 11/17/25, repurchase date 05/26/26	(a)	3.86%	01/02/26	04/06/26	1,232,223,489	1,214,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,256,525,871, 1.50% - 6.00%, due 01/25/32 - 09/16/62) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	240,051,200	240,000,000
(Collateralized by U.S. Treasury Securities valued at $244,800,053, 1.63% - 4.63%, due 09/30/26 - 10/31/32)
MUFG SECURITIES AMERICAS INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	27,005,745	27,000,000
(Collateralized by U.S. Government Agency Securities valued at $28,080,000, 2.00% - 6.00%, due 12/01/38 - 07/01/53)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	91,019,413	91,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $93,103,755, 0.13% - 5.50%, due 01/15/27 - 12/01/52)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	534,113,623	534,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $549,863,787, 0.00% - 6.50%, due 03/19/26 - 07/15/66)
Issued 12/23/25, repurchase date 01/05/26		3.78%		01/05/26	972,325,415	971,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,000,280,258, 0.50% - 6.50%, due 02/28/26 - 12/01/55)
Issued 12/30/25, repurchase date 01/06/26		3.74%		01/06/26	555,403,608	555,000,000
(Collateralized by U.S. Government Agency Securities valued at $572,065,720, 2.50% - 5.50%, due 11/01/48 - 10/01/55)
Issued 12/11/25, repurchase date 01/15/26		3.71%		01/07/26	366,015,613	365,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $376,695,484, 0.00% - 6.50%, due 01/22/26 - 02/20/65)
ROYAL BANK OF CANADA
Issued 12/31/25, repurchase date 01/02/26		3.80%		01/02/26	729,153,900	729,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $745,074,846, 1.13% - 6.63%, due 02/15/26 - 11/15/55)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
49

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	324,069,300	324,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $333,252,857, 0.00% - 7.00%, due 05/07/26 - 10/01/62)
TRUIST BANK
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	372,079,153	372,000,000
(Collateralized by U.S. Government Agency Securities valued at $387,870,960, 1.00% - 3.00%, due 10/20/50 - 06/16/62)
WELLS FARGO BANK NA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,480,314,911	1,480,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,554,000,001, 2.50% - 5.72%, due 09/20/46 - 12/20/55)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	581,421,386	581,000,000
(Collateralized by U.S. Government Agency Securities valued at $610,050,000, 1.00% - 5.75%, due 05/20/35 - 07/16/59)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	723,528,593	723,000,000
(Collateralized by U.S. Government Agency Securities valued at $751,920,000, 2.50% - 6.50%, due 10/01/37 - 11/01/55)
WELLS FARGO SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,526,324,699	1,526,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,587,040,000, 1.50% - 7.50%, due 08/01/26 - 03/01/63)
Issued 12/30/25, repurchase date 01/05/26		3.73%		01/05/26	969,602,395	969,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,007,760,001, 1.25% - 5.87%, due 08/01/26 - 11/01/43)
Issued 12/29/25, repurchase date 01/05/26		3.80%		01/05/26	832,614,756	832,000,000
(Collateralized by U.S. Government Agency Securities valued at $865,280,000, 1.50% - 7.50%, due 03/01/27 - 12/01/55)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	2,567,861,063	2,566,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,668,640,001, 1.50% - 7.50%, due 10/01/26 - 01/01/56)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	816,596,587	816,000,000
(Collateralized by U.S. Government Agency Securities valued at $848,640,000, 1.50% - 7.50%, due 05/01/26 - 06/01/56)
Issued 12/18/25, repurchase date 01/20/26		3.78%		01/20/26	730,522,520	728,000,000
(Collateralized by U.S. Government Agency Securities valued at $757,120,000, 1.95% - 7.32%, due 10/01/27 - 01/01/56)
See financial notes
50
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/17/25, repurchase date 01/23/26		3.78%		01/23/26	486,884,225	485,000,000
(Collateralized by U.S. Government Agency Securities valued at $504,400,000, 1.50% - 7.00%, due 01/01/27 - 01/01/56)
						29,000,291,000
U.S. TREASURY REPURCHASE AGREEMENTS 23.8%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	655,140,097	655,000,000
(Collateralized by U.S. Treasury Securities valued at $668,100,078, 0.00% - 4.75%, due 09/03/26 - 08/15/55)
Issued 12/29/25, repurchase date 01/05/26		3.82%		01/05/26	64,047,538	64,000,000
(Collateralized by U.S. Treasury Securities valued at $65,280,001, 0.88% - 4.50%, due 03/31/28 - 11/15/50)
BANCO SANTANDER SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	307,065,152	307,000,000
(Collateralized by U.S. Treasury Securities valued at $313,140,054, 0.13% - 6.50%, due 11/15/26 - 08/15/53)
BARCLAYS BANK PLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	23,549,475	23,544,478
(Collateralized by U.S. Treasury Securities valued at $24,020,486, 1.38% - 3.88%, due 06/30/29 - 08/15/52)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	145,030,772	145,000,000
(Collateralized by U.S. Treasury Securities valued at $147,931,429, 3.75% - 4.63%, due 08/31/31 - 11/15/55)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	227,048,174	227,000,000
(Collateralized by U.S. Treasury Securities valued at $231,540,050, 0.13% - 3.88%, due 10/31/26 - 02/15/55)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	674,143,038	674,000,000
(Collateralized by U.S. Treasury Securities valued at $687,480,044, 0.13% - 4.38%, due 11/30/26 - 02/28/30)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	103,021,859	103,000,000
(Collateralized by U.S. Treasury Securities valued at $105,082,323, 1.25%, due 03/31/28)
Issued 12/29/25, repurchase date 01/05/26		3.79%		01/05/26	581,428,165	581,000,000
(Collateralized by U.S. Treasury Securities valued at $593,056,824, 0.75% - 4.63%, due 03/31/26 - 11/15/34)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	78,016,597	78,000,000
(Collateralized by U.S. Treasury Securities valued at $79,560,063, 1.25% - 4.88%, due 04/30/26 - 08/15/44)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	133,028,447	133,000,000
(Collateralized by U.S. Treasury Securities valued at $135,689,016, 2.75% - 4.50%, due 03/31/26 - 08/15/41)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
51

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,367,290,867	1,367,000,000
(Collateralized by U.S. Treasury Securities valued at $1,394,340,029, 0.00% - 4.75%, due 03/26/26 - 11/15/55)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,050, 2.00%, due 11/15/41)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	2,010,426,567	2,010,000,000
(Collateralized by U.S. Treasury Securities valued at $2,050,200,067, 2.00% - 3.25%, due 11/15/41 - 05/15/42)
FICC - JPMORGAN CHASE & CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	2,022,429,113	2,022,000,000
(Collateralized by U.S. Treasury Securities valued at $2,062,440,072, 1.88% - 3.88%, due 03/15/28 - 02/28/29)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	2,022,429,113	2,022,000,000
(Collateralized by U.S. Treasury Securities valued at $2,062,440,082, 0.00% - 4.63%, due 01/06/26 - 08/15/29)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,925,408,528	1,925,000,000
(Collateralized by U.S. Treasury Securities valued at $1,963,500,000, 0.00% - 6.50%, due 01/31/26 - 10/31/27)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,052,223,258	1,052,000,000
(Collateralized by U.S. Treasury Securities valued at $1,073,040,009, 3.75%, due 08/15/27)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,095, 3.50%, due 11/30/30)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,575,334,250	1,575,000,000
(Collateralized by U.S. Treasury Securities valued at $1,606,500,033, 3.50% - 3.75%, due 12/15/28 - 12/31/28)
GOLDMAN SACHS & CO LLC
Issued 12/26/25, repurchase date 01/02/26		3.75%		01/02/26	676,492,917	676,000,000
(Collateralized by U.S. Treasury Securities valued at $689,520,009, 1.38% - 4.63%, due 03/31/27 - 08/15/50)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	158,033,619	158,000,000
(Collateralized by U.S. Treasury Securities valued at $161,160,046, 0.63% - 2.38%, due 11/30/27 - 11/15/49)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	405,085,950	405,000,000
(Collateralized by U.S. Treasury Securities valued at $413,100,009, 2.25% - 4.75%, due 05/31/27 - 05/15/55)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	2,021,428,901	2,021,000,000
(Collateralized by U.S. Treasury Securities valued at $2,061,420,002, 1.00% - 4.38%, due 01/31/27 - 11/15/50)
MUFG SECURITIES AMERICAS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	151,032,046	151,000,000
(Collateralized by U.S. Treasury Securities valued at $154,020,025, 1.13% - 6.38%, due 08/15/27 - 02/15/55)
See financial notes
52
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	159,033,743	159,000,000
(Collateralized by U.S. Treasury Securities valued at $162,214,437, 0.00% - 4.75%, due 06/11/26 - 11/15/54)
ROYAL BANK OF CANADA
Issued 12/11/25, repurchase date 01/29/26		3.70%		01/07/26	1,077,983,125	1,075,000,000
(Collateralized by U.S. Treasury Securities valued at $1,102,022,098, 2.25% - 4.88%, due 04/15/27 - 08/15/32)
Issued 12/12/25, repurchase date 01/30/26		3.70%		01/07/26	317,847,094	317,000,000
(Collateralized by U.S. Treasury Securities valued at $324,968,442, 4.13% - 4.50%, due 03/31/31 - 12/31/31)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/26/25, repurchase date 01/02/26		3.76%		01/02/26	641,468,642	641,000,000
(Collateralized by U.S. Treasury Securities valued at $653,820,001, 0.00% - 6.13%, due 01/15/26 - 02/15/52)
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	682,145,493	682,000,000
(Collateralized by U.S. Treasury Securities valued at $695,640,034, 0.00% - 5.00%, due 01/15/26 - 08/15/54)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	289,210,167	289,000,000
(Collateralized by U.S. Treasury Securities valued at $294,780,039, 0.00% - 5.00%, due 01/06/26 - 11/15/55)
						21,539,544,478
Total Repurchase Agreements (Cost $50,539,835,478)						50,539,835,478
Total Investments in Securities (Cost $90,411,317,946)						90,411,317,946

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
53

Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$39,871,482,468
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		50,539,835,478
Receivables:
Fund shares sold		661,040,669
Interest		229,868,170
Prepaid expenses	+	1,229,035
Total assets		91,303,455,820

Liabilities
Payables:
Fund shares redeemed		647,757,236
Distributions to shareholders		74,245,267
Investment adviser and administrator fees		13,656,197
Shareholder service fees		1,178,462
Independent trustees’ fees		344
Accrued expenses	+	2,374,876
Total liabilities		739,212,382
Net assets		$90,564,243,438

Net Assets by Source
Capital received from investors		$90,564,243,381
Total distributable earnings	+	57
Net assets		$90,564,243,438

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$23,078,481,033		23,078,606,871		$1.00
Investor Shares	$32,941,958,619		32,942,205,120		$1.00
Ultra Shares	$34,543,803,786		34,544,212,143		$1.00

See financial notes
54
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$3,516,597,885

Expenses
Investment adviser and administrator fees		155,688,929
Shareholder service fees:
Sweep Shares		51,909,805
Investor Shares		46,662,921
Registration fees		3,624,954
Shareholder reports		852,447
Portfolio accounting fees		450,812
Custodian fees		432,183
Professional fees		129,051
Independent trustees’ fees		105,086
Transfer agent fees		1,709
Other expenses	+	373,503
Total expenses		260,231,400
Expense reduction	–	5,969,745
Net expenses	–	254,261,655
Net investment income		3,262,336,230
Net realized gains on sales of securities - unaffiliated issuers		482,895
Increase in net assets resulting from operations		$3,262,819,125
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
55

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$3,262,336,230	$3,156,882,448
Net realized gains	+	482,895	—
Increase in net assets from operations		$3,262,819,125	$3,156,882,448

DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($800,303,072 )	($927,966,104 )
Investor Shares		(1,230,249,481)	(1,210,655,971)
Ultra Shares	+	(1,232,143,646)	(1,018,306,981)
Total distributions		($3,262,696,199 )	($3,156,929,056 )

TRANSACTIONS IN FUND SHARES*, 1
Shares Sold
Sweep Shares		16,970,331,674	21,209,423,861
Investor Shares		51,499,316,626	42,464,021,485
Ultra Shares	+	50,320,520,371	38,403,916,158
Total shares sold		118,790,168,671	102,077,361,504
Shares Reinvested
Sweep Shares		800,209,946	927,952,937
Investor Shares		873,252,922	858,290,525
Ultra Shares	+	985,762,618	847,095,118
Total shares reinvested		2,659,225,486	2,633,338,580
Shares Redeemed
Sweep Shares		(15,013,712,722)	(20,080,939,760)
Investor Shares		(47,582,911,438)	(36,815,671,952)
Ultra Shares	+	(43,086,459,010)	(29,128,788,221)
Total shares redeemed		(105,683,083,170)	(86,025,399,933)
Net transactions in fund shares		15,766,310,987	18,685,300,151

NET ASSETS
Beginning of period		$74,797,809,525	$56,112,555,982
Total increase	+	15,766,433,913	18,685,253,543
End of period		$90,564,243,438	$74,797,809,525

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]
Effective at the open of business on September 9, 2024, all the assets and liabilities of the Schwab Variable Share Price Money Fund totaling a net value of $5,094,839,214 were transferred to the Schwab Government Money Fund. This included the Schwab Government Money Fund, Ultra Shares class issuing $5,094,839,214 in shares to the
Schwab Variable Share Price Money Fund, Ultra Shares class shareholders (see financial note 7).

See financial notes
56
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.96%	4.97%	4.72%	1.26%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.34%	0.28%[4,5]	0.05%[5]
Total expenses	0.35%	0.35%	0.36%	0.35%[4]	0.35%
Net investment income (loss)	3.88%	4.84%	4.71%	1.26%	0.02%
Net assets, end of period (x 1,000,000)	$39,762	$35,547	$23,422	$7,959	$7,468

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
57

Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.11%	5.13%	4.87%	1.38%	0.02%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.17%[4,5]	0.05%[5]
Total expenses	0.20%	0.20%	0.21%	0.20%[4]	0.20%
Net investment income (loss)	4.03%	4.98%	4.89%	1.58%	0.02%
Net assets, end of period (x 1,000,000)	$60,286	$49,370	$29,519	$6,176	$3,850

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
58
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 105.3% OF NET ASSETS
UNITED STATES TREASURY
	(a)	3.87%		01/02/26	1,690,831,000	1,690,831,000
	(a)	3.65%		01/06/26	850,000,000	849,656,106
	(a)	3.66%		01/06/26	750,000,000	749,695,833
	(a)	3.68%		01/06/26	1,000,000,000	999,592,777
	(a)	3.83%		01/06/26	850,000,000	849,640,542
	(a)	3.87%		01/06/26	1,500,000,000	1,499,359,152
	(a)	3.85%		01/08/26	1,350,000,000	1,349,136,979
	(a)	3.86%		01/08/26	1,100,000,000	1,099,295,763
	(a)	3.60%		01/13/26	300,000,000	299,670,687
	(a)	3.61%		01/13/26	1,000,000,000	998,899,236
	(a)	3.62%		01/13/26	1,152,957,000	1,151,685,211
	(a)	3.63%		01/13/26	1,350,000,000	1,348,506,695
	(a)	3.64%		01/13/26	1,500,000,000	1,498,336,250
	(a)	3.85%		01/13/26	1,350,000,000	1,348,419,964
	(a)	3.86%		01/13/26	2,000,000,000	1,997,656,388
	(a)	3.87%		01/13/26	300,000,000	299,647,771
	(a)	3.89%		01/13/26	50,000,000	49,941,257
	(a)	3.49%		01/15/26	15,000,000	14,981,139
	(a)	3.52%		01/15/26	1,909,000	1,906,578
	(a)	3.53%		01/15/26	250,000,000	249,681,771
	(a)	3.71%		01/15/26	350,000,000	349,532,867
	(a)	3.74%		01/15/26	350,000,000	349,529,770
	(a)	3.82%		01/15/26	1,700,000,000	1,697,666,402
		3.88%		01/15/26	115,600,000	115,584,732
	(a)	3.51%		01/20/26	350,000,000	349,387,500
	(a)	3.61%		01/20/26	350,000,000	349,370,875
	(a)	3.62%		01/20/26	1,000,000,000	998,197,500
	(a)	3.85%		01/20/26	850,000,000	848,372,075
	(a)	3.87%		01/20/26	500,000,000	499,037,500
	(a)	3.51%		01/22/26	250,000,000	249,513,194
	(a)	3.53%		01/22/26	9,130,000	9,112,123
	(a)	3.64%		01/22/26	224,000,000	223,549,449
	(a)	3.65%		01/22/26	300,000,000	299,394,167
	(a)	3.51%		01/27/26	300,000,000	299,271,354
	(a)	3.56%		01/27/26	1,000,000,000	997,531,250
	(a)	3.57%		01/27/26	350,000,000	349,135,573
	(a)	3.60%		01/27/26	350,000,000	349,126,944
	(a)	3.81%		01/27/26	1,350,000,000	1,346,446,630
	(a)	3.82%		01/27/26	350,000,000	349,076,875
	(a)	3.83%		01/27/26	350,000,000	349,074,444
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
59

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(a)	3.85%		01/27/26	1,000,000,000	997,340,278
	(a)	3.51%		01/29/26	300,000,000	299,211,825
	(a)	3.60%		01/29/26	184,536,000	184,039,773
	(a)	3.61%		01/29/26	4,350,000,000	4,338,283,875
	(a)	3.62%		01/29/26	3,400,000,000	3,390,819,212
	(a)	3.64%		01/29/26	1,450,000,000	1,446,059,276
	(a)	3.78%		01/29/26	350,000,000	349,016,806
		0.38%		01/31/26	247,500,000	246,764,236
		2.63%		01/31/26	216,800,000	216,526,331
(3 mo. US TBILL + 0.25%)	(b)	3.85%	01/02/26	01/31/26	1,753,700,000	1,753,853,860
		4.25%		01/31/26	281,650,000	281,644,286
	(a)	3.56%		02/03/26	40,000,000	39,889,556
	(a)	3.59%		02/03/26	350,000,000	349,025,172
	(a)	3.60%		02/03/26	350,000,000	349,023,811
	(a)	3.63%		02/03/26	2,350,000,000	2,342,457,864
	(a)	3.64%		02/03/26	3,450,000,000	3,438,902,000
	(a)	3.54%		02/05/26	350,000,000	348,833,139
	(a)	3.56%		02/05/26	640,000,000	637,857,599
	(a)	3.57%		02/05/26	357,411,000	356,210,634
	(a)	3.58%		02/05/26	3,350,000,000	3,338,720,974
	(a)	3.59%		02/05/26	1,300,000,000	1,295,611,733
	(a)	3.62%		02/10/26	2,000,000,000	1,992,200,000
	(a)	3.63%		02/10/26	1,991,923,000	1,984,136,641
	(a)	3.57%		02/12/26	350,000,000	348,583,735
	(a)	3.58%		02/12/26	300,000,000	298,780,250
	(a)	3.59%		02/12/26	700,000,000	697,148,734
		1.63%		02/15/26	955,100,000	952,267,295
		4.00%		02/15/26	138,300,000	138,273,768
	(a)	3.60%		02/17/26	2,700,000,000	2,687,656,506
	(a)	3.78%		02/19/26	199,906,000	198,909,135
	(a)	3.54%		02/24/26	350,000,000	348,183,646
	(a)	3.57%		02/24/26	1,000,000,000	994,773,611
	(a)	3.58%		02/24/26	350,000,000	348,164,323
	(a)	3.59%		02/24/26	350,000,000	348,159,943
	(a)	3.60%		02/24/26	790,000,000	785,836,261
	(a)	3.61%		02/24/26	850,000,000	845,512,998
	(a)	3.78%		02/24/26	500,000,000	497,248,638
	(a)	3.78%		02/26/26	350,000,000	347,997,465
		0.50%		02/28/26	416,950,000	414,626,513
		2.50%		02/28/26	84,050,000	83,826,759
		4.63%		02/28/26	1,008,250,000	1,008,904,624
	(a)	3.57%		03/03/26	400,000,000	397,791,111
	(a)	3.58%		03/03/26	700,000,000	696,118,111
	(a)	3.60%		03/03/26	1,780,000,000	1,770,099,979
	(a)	3.65%		03/05/26	125,361,000	124,580,289
	(a)	3.81%		03/12/26	700,000,000	694,982,167
	(a)	3.82%		03/12/26	325,000,000	322,668,423
		4.63%		03/15/26	332,100,000	332,298,678
	(a)	3.79%		03/19/26	350,000,000	347,252,811
	(a)	3.75%		03/24/26	90,000,000	89,248,927
See financial notes
60
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(a)	3.80%		03/24/26	350,000,000	347,046,087
		0.75%		03/31/26	418,550,000	415,229,617
	(a)	3.73%		03/31/26	12,366,000	12,254,670
	(a)	3.75%		03/31/26	350,000,000	346,828,883
	(a)	3.77%		03/31/26	1,200,000,000	1,189,076,878
		4.50%		03/31/26	1,272,600,000	1,274,262,010
	(a)	3.60%		04/02/26	350,000,000	346,882,375
	(a)	3.66%		04/07/26	1,050,000,000	1,039,980,667
		3.75%		04/15/26	83,000,000	82,939,131
	(a)	3.59%		04/28/26	945,000,000	934,202,430
	(a)	3.60%		04/28/26	100,000,000	98,854,500
		0.75%		04/30/26	986,025,000	975,668,535
		2.38%		04/30/26	275,800,000	274,230,902
	(a)	3.70%		04/30/26	350,000,000	345,834,436
	(a)	3.72%		04/30/26	350,000,000	345,816,081
(3 mo. US TBILL + 0.15%)	(b)	3.75%	01/02/26	04/30/26	3,296,250,000	3,296,362,066
		4.88%		04/30/26	1,626,550,000	1,630,706,302
	(a)	3.58%		05/05/26	700,000,000	691,812,883
		1.63%		05/15/26	762,825,000	756,084,135
		3.63%		05/15/26	348,830,000	348,188,566
		0.75%		05/31/26	735,905,000	726,195,045
		2.13%		05/31/26	82,800,000	82,185,958
		4.88%		05/31/26	1,000,638,000	1,004,514,388
		0.88%		06/30/26	803,026,000	790,896,526
		1.88%		06/30/26	309,000,000	306,078,041
		4.63%		06/30/26	685,300,000	687,755,402
		4.50%		07/15/26	60,800,000	61,043,575
		0.63%		07/31/26	296,850,000	291,407,071
		1.88%		07/31/26	142,450,000	140,718,840
(3 mo. US TBILL + 0.18%)	(b)	3.78%	01/02/26	07/31/26	1,087,500,000	1,087,532,994
		4.38%		07/31/26	696,400,000	698,564,656
		1.50%		08/15/26	140,000,000	137,977,306
		0.75%		08/31/26	623,350,000	611,069,769
		1.38%		08/31/26	328,340,000	323,065,268
		3.75%		08/31/26	217,800,000	217,623,722
		4.63%		09/15/26	120,000,000	120,673,288
		0.88%		09/30/26	369,250,000	361,630,936
		3.50%		09/30/26	303,050,000	302,631,243
		1.13%		10/31/26	194,750,000	190,826,706
(3 mo. US TBILL + 0.21%)	(b)	3.81%	01/02/26	10/31/26	1,916,100,000	1,917,533,059
		1.25%		11/30/26	142,000,000	139,027,534
		4.25%		11/30/26	279,900,000	281,376,724
		1.25%		12/31/26	161,900,000	158,221,198
		4.25%		12/31/26	197,900,000	199,155,710
(3 mo. US TBILL + 0.10%)	(b)	3.70%	01/02/26	01/31/27	2,807,700,000	2,807,614,890
(3 mo. US TBILL + 0.16%)	(b)	3.76%	01/02/26	04/30/27	1,459,650,000	1,459,931,732
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
61

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.16%)	(b)	3.76%	01/02/26	07/31/27	559,300,000	559,150,921
(3 mo. US TBILL + 0.19%)	(b)	3.79%	01/02/26	10/31/27	156,100,000	156,075,363
Total U.S. Treasury Debt (Cost $105,393,514,923)						105,393,514,923
Total Investments in Securities (Cost $105,393,514,923)						105,393,514,923

(a)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(b)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
62
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$105,393,514,923
Cash		245
Receivables:
Fund shares sold		937,284,506
Interest		199,713,231
Prepaid expenses	+	658,114
Total assets		106,531,171,019

Liabilities
Payables:
Investments bought		5,985,155,717
Fund shares redeemed		397,007,952
Distributions to shareholders		83,115,191
Investment adviser and administrator fees		15,400,967
Shareholder service fees		648,463
Independent trustees’ fees		366
Accrued expenses	+	2,062,964
Total liabilities		6,483,391,620
Net assets		$100,047,779,399

Net Assets by Source
Capital received from investors		$100,047,779,399
Net assets		$100,047,779,399

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$39,762,104,744		39,761,502,685		$1.00
Ultra Shares	$60,285,674,655		60,285,108,972		$1.00

See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
63

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$3,898,105,170

Expenses
Investment adviser and administrator fees		175,575,372
Shareholder service fees:
Investor Shares		57,069,821
Registration fees		3,513,148
Portfolio accounting fees		526,238
Custodian fees		483,460
Shareholder reports		396,854
Professional fees		118,604
Independent trustees’ fees		111,808
Transfer agent fees		1,278
Other expenses	+	405,408
Total expenses		238,201,991
Expense reduction	–	5,556,798
Net expenses	–	232,645,193
Net investment income		3,665,459,977

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		490,275
Increase in net assets resulting from operations		$3,665,950,252
See financial notes
64
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$3,665,459,977	$3,326,532,723
Net realized gains	+	490,275	235,212
Increase in net assets from operations		$3,665,950,252	$3,326,767,935

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($1,476,507,396 )	($1,421,784,791 )
Ultra Shares	+	(2,189,306,012)	(1,904,949,117)
Total distributions		($3,665,813,408 )	($3,326,733,908 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		57,338,132,404	53,416,155,560
Ultra Shares	+	91,435,913,148	81,811,729,811
Total shares sold		148,774,045,552	135,227,885,371
Shares Reinvested
Investor Shares		1,028,482,783	985,660,038
Ultra Shares	+	1,648,051,649	1,433,613,125
Total shares reinvested		2,676,534,432	2,419,273,163
Shares Redeemed
Investor Shares		(54,151,102,408)	(42,277,708,040)
Ultra Shares	+	(82,168,306,915)	(63,394,707,061)
Total shares redeemed		(136,319,409,323)	(105,672,415,101)
Net transactions in fund shares		15,131,170,661	31,974,743,433

NET ASSETS
Beginning of period		$84,916,471,894	$52,941,694,434
Total increase	+	15,131,307,505	31,974,777,460
End of period		$100,047,779,399	$84,916,471,894

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
65

Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.02%	4.96%	4.85%	1.40%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.34%	0.30%[3,4]	0.06%[4]
Total expenses	0.34%	0.35%	0.36%	0.35%[3]	0.35%
Net investment income (loss)	3.94%	4.85%	4.81%	1.92%	0.01%
Net assets, end of period (x 1,000,000)	$37,086	$36,001	$35,243	$15,372	$5,632

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
66
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.02	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.17%	5.12%	5.00%	1.52%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.18%[3,4]	0.06%[4]
Total expenses	0.19%	0.20%	0.21%	0.20%[3]	0.20%
Net investment income (loss)	4.09%	5.00%	4.94%	2.53%	0.01%
Net assets, end of period (x 1,000,000)	$35,927	$33,772	$33,877	$17,073	$2,244

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
67

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 37.0% OF NET ASSETS
UNITED STATES TREASURY
		3.88%		01/15/26	95,800,000	95,787,346
		0.38%		01/31/26	301,700,000	300,800,758
		2.63%		01/31/26	75,200,000	75,107,107
(3 mo. US TBILL + 0.25%)	(a)	3.85%	01/02/26	01/31/26	1,201,000,000	1,201,089,618
		4.25%		01/31/26	253,500,000	253,494,189
		1.63%		02/15/26	967,100,000	964,202,746
		4.00%		02/15/26	297,100,000	297,019,000
		0.50%		02/28/26	336,200,000	334,325,298
		2.50%		02/28/26	67,600,000	67,420,451
		4.63%		02/28/26	811,700,000	812,223,827
		4.63%		03/15/26	271,200,000	271,362,184
		0.75%		03/31/26	339,200,000	336,509,218
		4.50%		03/31/26	432,700,000	433,105,711
		3.75%		04/15/26	67,000,000	66,950,865
		0.75%		04/30/26	796,900,000	788,528,205
		2.38%		04/30/26	223,000,000	221,731,376
(3 mo. US TBILL + 0.15%)	(a)	3.75%	01/02/26	04/30/26	3,324,100,000	3,324,396,655
		4.88%		04/30/26	1,557,200,000	1,561,397,231
		1.63%		05/15/26	210,100,000	208,291,876
		3.63%		05/15/26	280,300,000	279,783,438
		0.75%		05/31/26	1,088,488,000	1,073,895,943
		2.13%		05/31/26	65,800,000	65,311,352
		4.88%		05/31/26	786,048,000	789,089,337
		0.88%		06/30/26	642,600,000	632,884,739
		1.88%		06/30/26	236,400,000	234,161,922
		4.63%		06/30/26	533,800,000	535,697,559
		4.50%		07/15/26	47,100,000	47,288,691
		0.63%		07/31/26	281,200,000	276,035,685
		1.88%		07/31/26	133,500,000	131,921,744
(3 mo. US TBILL + 0.18%)	(a)	3.78%	01/02/26	07/31/26	1,301,100,000	1,301,260,390
		4.38%		07/31/26	349,500,000	350,394,136
		1.50%		08/15/26	110,000,000	108,410,740
		4.38%		08/15/26	35,000,000	35,157,905
		0.75%		08/31/26	495,300,000	485,533,708
		1.38%		08/31/26	258,200,000	254,051,980
		3.75%		08/31/26	381,800,000	381,898,833
		4.63%		09/15/26	193,800,000	194,967,711
		0.88%		09/30/26	386,700,000	378,757,334
		3.50%		09/30/26	117,900,000	117,751,548
		1.13%		10/31/26	148,400,000	145,410,565
See financial notes
68
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.21%)	(a)	3.81%	01/02/26	10/31/26	1,686,500,000	1,687,750,766
		1.25%		11/30/26	358,000,000	350,300,933
		4.25%		11/30/26	712,900,000	716,616,531
		1.25%		12/31/26	372,700,000	364,199,485
		4.25%		12/31/26	149,300,000	150,246,824
(3 mo. US TBILL + 0.10%)	(a)	3.70%	01/02/26	01/31/27	2,251,900,000	2,251,834,735
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	04/30/27	1,180,100,000	1,180,328,095
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	07/31/27	775,700,000	775,620,008
(3 mo. US TBILL + 0.19%)	(a)	3.79%	01/02/26	10/31/27	118,900,000	118,881,231
Total U.S. Treasury Debt (Cost $27,029,187,529)						27,029,187,529

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 62.7% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 62.7%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	527,112,719	527,000,000
(Collateralized by U.S. Treasury Securities valued at $537,540,095, 1.50% - 4.88%, due 01/31/27 - 02/15/40)
Issued 12/29/25, repurchase date 01/05/26		3.82%		01/05/26	52,038,624	52,000,000
(Collateralized by U.S. Treasury Securities valued at $53,040,000, 0.63% - 5.38%, due 10/31/26 - 02/15/53)
BANCO SANTANDER SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	397,084,252	397,000,000
(Collateralized by U.S. Treasury Securities valued at $404,940,012, 0.00% - 6.50%, due 09/03/26 - 05/15/54)
BANK OF MONTREAL
Issued 12/31/25, repurchase date 01/02/26		3.60%		01/02/26	250,050,000	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,051,012, 3.63% - 4.13%, due 10/15/27 - 02/29/32)
BARCLAYS BANK PLC
Issued 12/31/25, repurchase date 01/02/26		3.75%		01/02/26	47,009,792	47,000,000
(Collateralized by U.S. Treasury Securities valued at $47,950,034, 2.00% - 4.88%, due 12/31/31 - 08/15/55)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	19,150,217	19,146,154
(Collateralized by U.S. Treasury Securities valued at $19,533,236, 3.75% - 4.50%, due 08/31/31 - 11/15/54)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	117,024,830	117,000,000
(Collateralized by U.S. Treasury Securities valued at $119,365,369, 2.25% - 4.63%, due 06/30/29 - 11/15/55)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	182,038,624	182,000,000
(Collateralized by U.S. Treasury Securities valued at $185,640,088, 0.13% - 3.81%, due 04/30/26 - 02/15/55)
Issued 12/24/25, repurchase date 01/21/26		3.71%		01/07/26	250,360,694	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,000,024, 0.00% - 4.88%, due 03/03/26 - 05/15/55)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
69

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/11/25, repurchase date 01/29/26		3.72%		01/07/26	4,161,578,500	4,150,000,000
(Collateralized by U.S. Treasury Securities valued at $4,232,999,912, 0.00% - 6.00%, due 01/29/26 - 11/15/55)
Issued 12/11/25, repurchase date 01/09/26		3.73%		01/07/26	401,119,000	400,000,000
(Collateralized by U.S. Treasury Securities valued at $407,998,396, 0.00% - 6.00%, due 01/31/26 - 05/15/55)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	562,119,269	562,000,000
(Collateralized by U.S. Treasury Securities valued at $573,240,018, 1.25% - 4.50%, due 03/31/28 - 01/31/32)
Issued 12/31/25, repurchase date 01/07/26		3.73%		01/07/26	5,710,138,435	5,706,000,000
(Collateralized by U.S. Treasury Securities valued at $5,820,120,057, 1.00% - 4.38%, due 11/15/26 - 11/15/35)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	83,017,614	83,000,000
(Collateralized by U.S. Treasury Securities valued at $84,678,062, 3.38%, due 05/15/33)
Issued 12/29/25, repurchase date 01/05/26		3.79%		01/05/26	2,501,842,361	2,500,000,000
(Collateralized by U.S. Treasury Securities valued at $2,551,879,222, 0.13% - 4.25%, due 01/15/26 - 02/15/53)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	68,014,469	68,000,000
(Collateralized by U.S. Treasury Securities valued at $69,360,009, 0.00% - 5.00%, due 04/30/26 - 08/15/50)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	107,022,886	107,000,000
(Collateralized by U.S. Treasury Securities valued at $109,163,404, 0.88% - 4.88%, due 06/30/26 - 11/15/52)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,109,235,971	1,109,000,000
(Collateralized by U.S. Treasury Securities valued at $1,131,180,022, 2.50% - 4.88%, due 12/15/26 - 05/15/52)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	310,065,789	310,000,000
(Collateralized by U.S. Treasury Securities valued at $316,200,061, 3.88%, due 08/31/32)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,630,345,922	1,630,000,000
(Collateralized by U.S. Treasury Securities valued at $1,662,600,089, 0.38% - 4.63%, due 07/15/27 - 02/15/35)
FICC - JPMORGAN CHASE & CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,630,345,922	1,630,000,000
(Collateralized by U.S. Treasury Securities valued at $1,662,600,017, 1.25% - 4.63%, due 02/28/26 - 12/31/29)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,630,345,922	1,630,000,000
(Collateralized by U.S. Treasury Securities valued at $1,662,600,038, 0.00% - 6.50%, due 01/15/26 - 09/30/28)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,552,329,369	1,552,000,000
(Collateralized by U.S. Treasury Securities valued at $1,583,040,034, 0.50% - 4.25%, due 06/15/26 - 10/15/28)
See financial notes
70
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	3,476,737,684	3,476,000,000
(Collateralized by U.S. Treasury Securities valued at $3,545,520,026, 0.00% - 6.50%, due 01/08/26 - 08/31/29)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,463,310,481	1,463,000,000
(Collateralized by U.S. Treasury Securities valued at $1,492,260,027, 3.63%, due 08/31/29)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,404,297,960	1,404,000,000
(Collateralized by U.S. Treasury Securities valued at $1,432,080,094, 3.13% - 3.63%, due 08/31/29 - 11/30/30)
GOLDMAN SACHS & CO LLC
Issued 12/31/25, repurchase date 01/02/26		3.55%		01/02/26	500,098,611	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,047, 3.63% - 4.00%, due 08/31/30 - 05/15/53)
Issued 12/26/25, repurchase date 01/02/26		3.75%		01/02/26	2,001,458,333	2,000,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,000,008, 0.00% - 4.75%, due 12/24/26 - 11/15/53)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	133,028,299	133,000,000
(Collateralized by U.S. Treasury Securities valued at $135,660,074, 2.13% - 3.63%, due 05/31/28 - 02/15/54)
Issued 12/31/25, repurchase date 01/07/26		3.75%		01/07/26	585,426,563	585,000,000
(Collateralized by U.S. Treasury Securities valued at $596,700,017, 1.25% - 4.88%, due 03/15/27 - 11/15/50)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.55%		01/02/26	980,193,278	980,000,000
(Collateralized by U.S. Treasury Securities valued at $999,600,093, 0.38% - 4.63%, due 07/15/27 - 11/15/45)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	325,068,972	325,000,000
(Collateralized by U.S. Treasury Securities valued at $331,500,019, 1.88% - 4.38%, due 01/15/29 - 02/15/51)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,629,345,710	1,629,000,000
(Collateralized by U.S. Treasury Securities valued at $1,661,580,076, 0.13% - 5.25%, due 08/15/28 - 02/15/44)
MUFG SECURITIES AMERICAS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	205,043,506	205,000,000
(Collateralized by U.S. Treasury Securities valued at $209,100,046, 1.13% - 6.00%, due 02/15/26 - 05/15/52)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	132,028,013	132,000,000
(Collateralized by U.S. Treasury Securities valued at $134,668,627, 0.00% - 5.00%, due 02/19/26 - 11/15/54)
Issued 12/11/25, repurchase date 01/15/26		3.70%		01/07/26	3,259,018,750	3,250,000,000
(Collateralized by U.S. Treasury Securities valued at $3,326,924,804, 0.00% - 5.00%, due 01/15/26 - 11/15/55)
ROYAL BANK OF CANADA
Issued 12/11/25, repurchase date 01/29/26		3.70%		01/07/26	894,475,300	892,000,000
(Collateralized by U.S. Treasury Securities valued at $914,422,150, 1.25% - 4.13%, due 05/15/26 - 11/30/32)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
71

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/12/25, repurchase date 01/30/26		3.70%		01/07/26	265,708,139	265,000,000
(Collateralized by U.S. Treasury Securities valued at $271,661,292, 3.50% - 4.13%, due 11/15/27 - 07/31/31)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/26/25, repurchase date 01/02/26		3.76%		01/02/26	1,538,123,718	1,537,000,000
(Collateralized by U.S. Treasury Securities valued at $1,567,740,048, 0.00% - 5.25%, due 01/15/26 - 11/15/55)
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	554,118,187	554,000,000
(Collateralized by U.S. Treasury Securities valued at $565,080,000, 0.00% - 5.00%, due 01/13/26 - 02/15/55)
Issued 12/29/25, repurchase date 01/05/26		3.79%		01/05/26	1,200,884,333	1,200,000,000
(Collateralized by U.S. Treasury Securities valued at $1,224,000,056, 0.00% - 5.25%, due 01/15/26 - 02/15/55)
Issued 12/30/25, repurchase date 01/06/26		3.74%		01/06/26	1,230,894,483	1,230,000,000
(Collateralized by U.S. Treasury Securities valued at $1,254,600,053, 0.00% - 4.88%, due 01/15/26 - 02/15/53)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	700,509,056	700,000,000
(Collateralized by U.S. Treasury Securities valued at $714,000,069, 0.13% - 4.75%, due 01/15/26 - 02/15/51)
						45,738,146,154
Total Repurchase Agreements (Cost $45,738,146,154)						45,738,146,154
Total Investments in Securities (Cost $72,767,333,683)						72,767,333,683

(a)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
72
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$27,029,187,529
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		45,738,146,154
Receivables:
Fund shares sold		619,954,170
Interest		201,253,388
Prepaid expenses	+	582,663
Total assets		73,589,123,904

Liabilities
Payables:
Fund shares redeemed		493,851,215
Distributions to shareholders		67,854,066
Investment adviser and administrator fees		11,901,449
Shareholder service fees		606,057
Independent trustees’ fees		313
Accrued expenses	+	1,524,433
Total liabilities		575,737,533
Net assets		$73,013,386,371

Net Assets by Source
Capital received from investors		$73,013,386,371
Net assets		$73,013,386,371

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$37,086,006,531		37,085,834,649		$1.00
Ultra Shares	$35,927,379,840		35,927,237,614		$1.00

See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
73

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$3,134,421,128

Expenses
Investment adviser and administrator fees		139,110,823
Shareholder service fees:
Investor Shares		55,828,383
Registration fees		1,108,206
Portfolio accounting fees		417,937
Custodian fees		386,331
Shareholder reports		374,361
Independent trustees’ fees		100,470
Professional fees		96,504
Transfer agent fees		1,279
Other expenses	+	353,095
Total expenses		197,777,389
Expense reduction	–	2,838,183
Net expenses	–	194,939,206
Net investment income		2,939,481,922

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		480,079
Increase in net assets resulting from operations		$2,939,962,001
See financial notes
74
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$2,939,481,922	$3,356,587,389
Net realized gains	+	480,079	2,403
Increase in net assets from operations		$2,939,962,001	$3,356,589,792

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($1,466,932,195 )	($1,718,638,426 )
Ultra Shares	+	(1,472,863,897)	(1,637,990,988)
Total distributions		($2,939,796,092 )	($3,356,629,414 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		54,540,832,964	53,742,074,789
Ultra Shares	+	58,763,829,789	52,176,367,624
Total shares sold		113,304,662,753	105,918,442,413
Shares Reinvested
Investor Shares		994,959,236	1,157,516,037
Ultra Shares	+	1,071,947,392	1,199,805,657
Total shares reinvested		2,066,906,628	2,357,321,694
Shares Redeemed
Investor Shares		(54,451,021,838)	(54,141,891,654)
Ultra Shares	+	(57,680,109,460)	(53,481,797,303)
Total shares redeemed		(112,131,131,298)	(107,623,688,957)
Net transactions in fund shares		3,240,438,083	652,075,150

NET ASSETS
Beginning of period		$69,772,782,379	$69,120,746,851
Total increase	+	3,240,603,992	652,035,528
End of period		$73,013,386,371	$69,772,782,379

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
75

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.19%	5.14%	4.97%	1.47%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.17%[3,4]	0.07%[4]
Total expenses	0.21%	0.21%	0.21%	0.21%[3]	0.21%
Net investment income (loss)	4.10%	5.01%	4.87%	1.50%	0.01%
Net assets, end of period (x 1,000,000)	$2,676	$2,184	$1,947	$1,661	$1,610

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
76
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 34.3% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.02%)	(a)	3.73%	01/02/26	01/06/26	2,900,000	2,900,000
	(b)	4.23%		01/06/26	2,200,000	2,198,986
(EFFR + 0.12%)	(a)	3.76%	01/02/26	01/08/26	6,300,000	6,300,000
	(b)	4.29%		01/08/26	1,500,000	1,498,963
	(b)	4.12%		01/23/26	900,000	897,874
(SOFR + 0.08%)	(a)	3.79%	01/02/26	01/28/26	3,200,000	3,200,000
		0.46%		01/29/26	3,700,000	3,690,075
	(b)	3.81%		02/18/26	7,000,000	6,965,912
	(b)	4.17%		03/04/26	1,500,000	1,489,732
	(b)	3.66%		03/06/26	1,300,000	1,291,856
		0.68%		03/09/26	800,000	795,091
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/11/26	1,100,000	1,100,000
	(b)	4.17%		03/11/26	1,500,000	1,488,553
	(b)	3.86%		03/20/26	1,500,000	1,488,033
(SOFR + 0.07%)	(a)	3.78%	01/02/26	03/23/26	1,400,000	1,400,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	04/01/26	2,900,000	2,900,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	04/17/26	3,200,000	3,200,000
	(b)	3.79%		04/20/26	1,600,000	1,582,096
	(b)	3.65%		04/22/26	700,000	692,386
(SOFR + 0.06%)	(a)	3.77%	01/02/26	04/28/26	3,000,000	3,000,000
		4.00%		05/01/26	1,500,000	1,501,436
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/05/26	3,000,000	3,000,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	05/07/26	3,300,000	3,300,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	05/08/26	4,800,000	4,800,000
(SOFR + 0.04%)	(a)	3.75%	01/02/26	05/28/26	1,200,000	1,200,000
	(b)	3.73%		06/01/26	6,700,000	6,597,825
		4.38%		06/23/26	3,400,000	3,405,537
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/24/26	4,500,000	4,500,000
	(b)	3.77%		06/25/26	1,500,000	1,473,320
	(b)	3.62%		06/29/26	2,588,000	2,543,213
(SOFR + 0.05%)	(a)	3.82%	01/02/26	07/02/26	3,000,000	3,000,000
		4.38%		07/06/26	1,352,000	1,353,399
(SOFR + 0.12%)	(a)	3.83%	01/02/26	07/10/26	1,000,000	1,000,000
		4.63%		07/17/26	1,246,000	1,249,022
		3.15%		07/20/26	600,000	598,366
(SOFR + 0.13%)	(a)	3.84%	01/02/26	07/23/26	1,800,000	1,800,000
	(b)	3.74%		07/27/26	1,000,000	979,286
(SOFR + 0.03%)	(a)	3.74%	01/02/26	07/28/26	400,000	400,000
		5.00%		07/30/26	741,000	744,493
(EFFR + 0.08%)	(a)	3.72%	01/02/26	08/11/26	7,000,000	7,000,000
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
77

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/03/26	500,000	500,000
(EFFR + 0.07%)	(a)	3.71%	01/02/26	09/08/26	13,000,000	13,000,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	09/23/26	4,300,000	4,300,000
		3.50%		10/02/26	100,000	99,861
(SOFR + 0.05%)	(a)	3.82%	01/02/26	10/02/26	3,500,000	3,500,000
(SOFR + 0.06%)	(a)	3.77%	01/02/26	10/06/26	7,300,000	7,300,000
(EFFR + 0.07%)	(a)	3.71%	01/02/26	10/15/26	2,100,000	2,100,000
(SOFR + 0.16%)	(a)	3.87%	01/02/26	10/30/26	3,600,000	3,600,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	11/02/26	4,400,000	4,401,988
(SOFR + 0.14%)	(a)	3.85%	01/02/26	11/18/26	2,100,000	2,100,000
		3.50%		12/22/26	1,400,000	1,399,427
(SOFR + 0.14%)	(a)	3.85%	01/02/26	12/23/26	10,000,000	10,000,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	01/21/27	1,600,000	1,600,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	01/25/27	4,800,000	4,800,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	02/03/27	3,500,000	3,500,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	02/12/27	2,500,000	2,500,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	02/18/27	2,200,000	2,200,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	03/10/27	25,000,000	25,000,000
(SOFR + 0.09%)	(a)	3.80%	01/02/26	03/11/27	1,200,000	1,200,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	04/01/27	8,400,000	8,400,000
(SOFR + 0.08%)	(a)	3.79%	01/02/26	04/01/27	4,400,000	4,400,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/16/27	3,000,000	3,000,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/23/27	7,400,000	7,400,000
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/06/26	05/19/27	1,900,000	1,900,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/24/27	3,600,000	3,600,000
(EFFR + 0.13%)	(a)	3.77%	01/02/26	07/09/27	2,900,000	2,900,000
(EFFR + 0.16%)	(a)	3.80%	01/02/26	07/19/27	4,400,000	4,400,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	08/25/27	1,400,000	1,400,000
(EFFR + 0.18%)	(a)	3.82%	01/02/26	09/23/27	4,400,000	4,400,000
(EFFR + 0.19%)	(a)	3.83%	01/02/26	09/29/27	1,900,000	1,900,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	11/12/27	2,900,000	2,900,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	11/19/27	700,000	700,000
FEDERAL HOME LOAN BANKS
		4.21%		01/09/26	6,600,000	6,599,927
(SOFR + 0.01%)	(a)	3.72%	01/02/26	01/12/26	7,300,000	7,300,000
	(b)	3.89%		01/14/26	1,500,000	1,498,078
	(b)	3.84%		01/15/26	4,900,000	4,893,267
	(b)	3.88%		01/15/26	4,200,000	4,194,176
	(b)	4.06%		01/16/26	7,200,000	7,188,814
(SOFR + 0.04%)	(a)	3.75%	01/02/26	01/22/26	2,500,000	2,500,000
	(b)	3.84%		01/28/26	4,400,000	4,388,080
	(b)	3.82%		02/02/26	6,400,000	6,379,168
	(b)	3.91%		02/04/26	5,900,000	5,879,448
	(b)	3.84%		02/06/26	7,200,000	7,173,449
	(b)	4.09%		02/11/26	10,100,000	10,055,560
	(b)	3.80%		02/12/26	3,600,000	3,584,584
	(b)	3.82%		02/13/26	6,600,000	6,571,240
(SOFR + 0.03%)	(a)	3.74%	01/02/26	02/17/26	3,300,000	3,300,000
	(b)	4.16%		02/20/26	10,200,000	10,143,564
		0.68%		02/24/26	700,000	696,659
See financial notes
78
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	4.17%		02/26/26	7,300,000	7,254,887
(SOFR + 0.01%)	(a)	3.72%	01/02/26	02/27/26	7,000,000	7,000,000
	(b)	3.71%		03/02/26	4,400,000	4,373,463
	(b)	3.78%		03/02/26	5,800,000	5,764,544
	(b)	3.80%		03/02/26	6,500,000	6,460,159
	(b)	3.77%		03/03/26	3,600,000	3,577,680
	(b)	3.85%		03/04/26	4,500,000	4,471,483
		0.96%		03/05/26	1,000,000	994,851
	(b)	3.81%		03/05/26	8,800,000	8,743,318
	(b)	4.07%		03/06/26	7,200,000	7,150,482
	(b)	3.82%		03/13/26	30,000,000	29,781,250
	(b)	3.80%		03/18/26	17,400,000	17,264,555
	(b)	3.60%		03/20/26	2,900,000	2,877,887
	(b)	3.67%		03/20/26	3,600,000	3,572,011
(SOFR + 0.02%)	(a)	3.73%	01/02/26	03/30/26	7,100,000	7,100,000
	(b)	3.63%		03/31/26	3,600,000	3,568,408
	(b)	3.72%		03/31/26	3,600,000	3,568,100
	(b)	3.78%		03/31/26	4,300,000	4,260,899
(SOFR + 0.02%)	(a)	3.79%	01/02/26	04/02/26	7,400,000	7,400,000
	(b)	3.67%		04/08/26	1,800,000	1,782,576
	(b)	3.77%		04/08/26	3,600,000	3,564,480
	(b)	3.79%		04/09/26	7,200,000	7,127,541
(SOFR + 0.11%)	(a)	3.82%	01/02/26	04/10/26	1,000,000	1,000,000
(SOFR + 0.04%)	(a)	3.75%	01/02/26	04/13/26	4,400,000	4,400,000
	(b)	3.59%		04/15/26	4,300,000	4,256,399
	(b)	3.66%		04/15/26	4,300,000	4,255,587
	(b)	3.75%		04/15/26	7,300,000	7,223,244
	(b)	3.77%		04/15/26	7,200,000	7,123,471
(SOFR + 0.04%)	(a)	3.75%	01/02/26	04/28/26	3,400,000	3,400,000
	(b)	3.78%		04/30/26	7,200,000	7,112,326
		3.38%		05/06/26	7,300,000	7,290,653
(SOFR + 0.04%)	(a)	3.75%	01/02/26	05/20/26	7,200,000	7,200,000
(SOFR + 0.02%)	(a)	3.73%	01/02/26	05/26/26	3,400,000	3,400,000
(SOFR + 0.03%)	(a)	3.74%	01/02/26	05/27/26	4,900,000	4,900,000
(SOFR + 0.01%)	(a)	3.72%	01/02/26	06/03/26	4,100,000	4,100,000
	(b)	3.71%		06/05/26	6,500,000	6,400,178
(SOFR + 0.02%)	(a)	3.73%	01/02/26	06/08/26	7,300,000	7,300,000
		0.88%		06/12/26	300,000	296,234
		4.38%		06/12/26	1,100,000	1,101,651
	(b)	4.13%		06/16/26	500,000	490,925
	(b)	3.57%		06/17/26	2,900,000	2,853,064
	(b)	3.58%		06/17/26	3,500,000	3,443,288
	(b)	3.58%		06/22/26	591,000	581,118
	(a)	1.50%		07/20/26	200,000	197,362
(SOFR + 0.09%)	(a)	3.80%	01/02/26	07/23/26	7,600,000	7,600,000
	(b)	3.93%		08/19/26	800,000	780,764
(SOFR + 0.01%)	(a)	3.72%	01/02/26	08/25/26	6,900,000	6,900,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	09/11/26	2,600,000	2,600,000
		4.00%		09/11/26	5,500,000	5,496,482
		4.00%		09/15/26	4,300,000	4,298,095
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
79

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.00%		09/18/26	6,200,000	6,196,576
		4.05%		10/02/26	6,600,000	6,600,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/08/26	2,100,000	2,100,000
		3.75%		10/09/26	7,200,000	7,194,131
		3.91%		10/09/26	7,300,000	7,300,000
		4.00%		10/09/26	100,000	100,233
(SOFR + 0.10%)	(a)	3.81%	01/02/26	10/21/26	3,000,000	3,000,000
		3.63%		10/23/26	7,300,000	7,292,285
(SOFR + 0.10%)	(a)	3.81%	01/02/26	10/23/26	7,300,000	7,300,000
(SOFR + 0.04%)	(a)	3.75%	01/02/26	11/06/26	7,300,000	7,300,000
		4.63%		11/17/26	100,000	100,818
		3.75%		12/04/26	4,400,000	4,397,561
		3.76%		12/17/26	4,330,000	4,330,000
(SOFR + 0.05%)	(a)	3.76%	01/02/26	12/28/26	2,900,000	2,899,861
(SOFR + 0.06%)	(a)	3.77%	01/02/26	01/04/27	5,000,000	5,000,000
		3.75%		01/08/27	3,600,000	3,599,662
(SOFR + 0.12%)	(a)	3.83%	01/02/26	01/25/27	5,800,000	5,800,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/04/27	4,000,000	4,000,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/10/27	3,300,000	3,300,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	03/25/27	4,300,000	4,300,000
(SOFR + 0.15%)	(a)	3.92%	01/02/26	04/02/27	700,000	700,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	04/09/27	4,300,000	4,300,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/17/27	3,700,000	3,700,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	06/17/27	4,400,000	4,400,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	08/26/27	6,500,000	6,500,000
(SOFR + 0.16%)	(a)	3.87%	01/02/26	09/15/27	4,300,000	4,300,000
(SOFR + 0.18%)	(a)	3.89%	01/02/26	09/21/27	5,100,000	5,100,000
(SOFR + 0.18%)	(a)	3.89%	01/02/26	10/20/27	3,600,000	3,600,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
	(b)	4.00%		01/12/26	7,200,000	7,192,110
	(b)	3.86%		01/16/26	7,300,000	7,289,269
	(b)	3.70%		01/30/26	4,400,000	4,387,406
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/05/26	4,600,000	4,600,000
		3.70%		03/09/26	7,300,000	7,297,522
		3.68%		03/23/26	10,300,000	10,295,546
(SOFR + 0.12%)	(a)	3.89%	01/02/26	04/02/26	1,800,000	1,800,000
		3.63%		04/06/26	7,300,000	7,296,607
		3.32%		04/23/26	7,300,000	7,291,633
		3.33%		05/06/26	7,300,000	7,290,498
(SOFR + 0.11%)	(a)	3.82%	01/02/26	05/07/26	2,000,000	2,000,000
		3.65%		05/15/26	7,200,000	7,195,720
		3.65%		05/20/26	7,200,000	7,195,656
		3.22%		05/27/26	3,600,000	3,594,300
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/04/26	1,800,000	1,800,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/23/26	3,900,000	3,900,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/16/26	2,100,000	2,100,000
		3.75%		10/19/26	7,300,000	7,295,712
		3.75%		10/23/26	5,900,000	5,895,586
		3.75%		11/03/26	4,400,000	4,397,200
		3.63%		11/20/26	5,100,000	5,095,427
See financial notes
80
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.63%		11/27/26	7,300,000	7,291,048
		3.63%		12/16/26	7,200,000	7,191,265
		3.63%		12/18/26	14,400,000	14,380,134
(SOFR + 0.08%)	(a)	3.79%	01/02/26	01/08/27	2,200,000	2,200,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/23/27	5,100,000	5,100,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/05/27	3,000,000	3,000,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	05/05/27	3,700,000	3,699,664
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/22/27	4,400,000	4,400,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/06/27	4,400,000	4,400,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
	(b)	3.80%		01/23/26	4,300,000	4,290,531
	(b)	3.85%		01/30/26	7,200,000	7,178,608
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/18/26	3,000,000	3,000,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	07/29/26	1,300,000	1,300,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	08/21/26	7,100,000	7,100,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/23/26	2,900,000	2,900,212
(SOFR + 0.14%)	(a)	3.85%	01/02/26	11/20/26	4,000,000	4,000,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	12/11/26	2,000,000	2,000,000
Total U.S. Government Agency Debt (Cost $918,284,940)						918,284,940

U.S. TREASURY DEBT 9.0% OF NET ASSETS
UNITED STATES TREASURY
		3.88%		01/15/26	3,200,000	3,199,577
		0.38%		01/31/26	3,800,000	3,788,743
		2.63%		01/31/26	2,300,000	2,297,159
(3 mo. US TBILL + 0.25%)	(a)	3.85%	01/02/26	01/31/26	12,400,000	12,401,071
		4.25%		01/31/26	4,500,000	4,499,886
		1.63%		02/15/26	3,700,000	3,688,642
		4.00%		02/15/26	1,400,000	1,399,604
		0.50%		02/28/26	5,500,000	5,470,174
		2.50%		02/28/26	900,000	897,619
		4.63%		02/28/26	14,500,000	14,510,218
		4.63%		03/15/26	4,200,000	4,202,341
		0.75%		03/31/26	2,000,000	1,983,788
		4.50%		03/31/26	7,900,000	7,906,832
		0.75%		04/30/26	6,900,000	6,828,086
		2.38%		04/30/26	4,500,000	4,474,264
(3 mo. US TBILL + 0.15%)	(a)	3.75%	01/02/26	04/30/26	5,100,000	5,100,200
		4.88%		04/30/26	13,400,000	13,435,118
		1.63%		05/15/26	1,100,000	1,090,052
		3.63%		05/15/26	9,400,000	9,382,718
		0.75%		05/31/26	15,192,000	14,990,875
		2.13%		05/31/26	2,200,000	2,183,710
		4.88%		05/31/26	8,481,000	8,511,456
		0.88%		06/30/26	13,300,000	13,096,374
		1.88%		06/30/26	4,500,000	4,455,893
		4.63%		06/30/26	5,500,000	5,517,724
		4.50%		07/15/26	1,700,000	1,706,811
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
81

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.63%		07/31/26	4,300,000	4,221,635
		1.88%		07/31/26	1,000,000	987,507
(3 mo. US TBILL + 0.18%)	(a)	3.78%	01/02/26	07/31/26	3,500,000	3,499,915
		4.38%		07/31/26	5,600,000	5,613,262
		0.75%		08/31/26	12,400,000	12,159,198
		1.38%		08/31/26	1,300,000	1,279,014
		4.63%		09/15/26	1,800,000	1,810,783
		0.88%		09/30/26	5,400,000	5,289,884
		3.50%		09/30/26	2,000,000	1,996,856
(3 mo. US TBILL + 0.21%)	(a)	3.81%	01/02/26	10/31/26	7,500,000	7,504,010
		4.25%		11/30/26	5,300,000	5,327,413
		4.25%		12/31/26	1,500,000	1,510,147
(3 mo. US TBILL + 0.10%)	(a)	3.70%	01/02/26	01/31/27	5,200,000	5,199,267
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	04/30/27	16,600,000	16,602,670
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	07/31/27	10,000,000	9,999,456
Total U.S. Treasury Debt (Cost $240,019,952)						240,019,952

VARIABLE RATE DEMAND NOTES 0.3% OF NET ASSETS
AVENTURA BORROWERS
TAXABLE M/F HOUSING RB (AVENTURA SR LIVING) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(c)	3.80%		01/07/26	1,500,000	1,500,000
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	3.80%		01/07/26	3,100,000	3,100,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	3.80%		01/07/26	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $8,800,000)						8,800,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 56.4% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 32.4%
BANK OF AMERICA NA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	1,000,214	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.00%, due 02/01/51)
BANK OF MONTREAL
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	1,000,214	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,221, 3.50%, due 05/20/52)
BNP PARIBAS SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	11,002,341	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,416,820, 2.00% - 7.50%, due 10/01/28 - 12/01/55)
See financial notes
82
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	14,002,994	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,420,000, 1.25% - 5.36%, due 08/25/36 - 08/20/70)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.00% - 7.00%, due 10/01/29 - 09/01/55)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	4,000,851	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,037, 0.13% - 6.75%, due 08/15/26 - 10/15/26)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	7,005,091	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,016, 1.50% - 4.38%, due 07/31/26 - 08/15/26)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	3,000,638	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,150,671, 5.12%, due 06/20/55)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	18,003,840	18,000,000
(Collateralized by U.S. Government Agency Securities valued at $18,871,451, 4.50% - 8.00%, due 10/01/52 - 08/20/65)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.86%		01/02/26	15,003,217	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,450,000, 6.00%, due 12/01/55)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	41,008,701	41,000,000
(Collateralized by U.S. Government Agency Securities valued at $42,230,627, 2.00% - 7.50%, due 05/01/28 - 10/01/55)
FICC - JPMORGAN CHASE & CO
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	14,002,979	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,420,000, 4.50% - 5.50%, due 12/01/52 - 11/01/55)
GOLDMAN SACHS & CO LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	16,003,413	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,420,638, 2.25% - 6.00%, due 03/01/30 - 12/20/55)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	80,058,489	80,000,000
(Collateralized by U.S. Government Agency Securities valued at $82,046,658, 1.15% - 6.50%, due 02/20/40 - 11/16/64)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 2.50% - 8.00%, due 10/20/31 - 11/20/63)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	44,009,362	44,000,000
(Collateralized by U.S. Government Agency Securities valued at $45,320,001, 3.00% - 7.00%, due 07/20/33 - 01/20/65)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
83

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/10/25, repurchase date 01/14/26	(a)	3.73%	01/02/26	01/07/26	40,116,044	40,000,000
(Collateralized by U.S. Government Agency Securities valued at $41,200,001, 2.00% - 7.00%, due 01/01/30 - 03/15/65) (SOFR + 0.02%)
Issued 12/16/25, repurchase date 01/15/26	(a)	3.73%	01/02/26	01/07/26	58,132,208	58,000,000
(Collateralized by U.S. Government Agency Securities valued at $59,740,001, 2.50% - 6.50%, due 02/01/37 - 01/01/56) (SOFR + 0.02%)
Issued 10/27/25, repurchase date 05/05/26	(a)	3.86%	01/02/26	04/06/26	15,258,942	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,450,002, 5.03%, due 11/20/55) (SOFR + 0.15%)
Issued 11/17/25, repurchase date 05/26/26	(a)	3.86%	01/02/26	04/06/26	36,540,400	36,000,000
(Collateralized by U.S. Government Agency Securities valued at $37,080,001, 2.50% - 5.50%, due 02/16/43 - 11/20/55) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	7,001,493	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,094, 2.38%, due 02/15/55)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	3,000,640	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,061,750, 0.75% - 6.25%, due 07/31/28 - 02/15/45)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	16,003,404	16,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $16,480,775, 1.88% - 7.00%, due 02/15/32 - 12/15/60)
Issued 12/23/25, repurchase date 01/05/26		3.78%		01/05/26	29,039,585	29,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $29,910,541, 0.50% - 6.00%, due 02/28/26 - 04/01/55)
Issued 12/30/25, repurchase date 01/06/26		3.74%		01/06/26	17,012,363	17,000,000
(Collateralized by U.S. Government Agency Securities valued at $17,522,734, 2.50% - 5.27%, due 05/20/51 - 10/20/55)
Issued 12/11/25, repurchase date 01/15/26		3.71%		01/07/26	11,030,608	11,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $11,329,344, 0.00% - 7.50%, due 01/29/26 - 07/15/66)
ROYAL BANK OF CANADA
Issued 12/31/25, repurchase date 01/02/26		3.80%		01/02/26	22,004,644	22,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $22,445,215, 2.88% - 6.50%, due 05/15/28 - 07/01/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	10,002,139	10,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,231,790, 2.00% - 5.00%, due 08/15/26 - 05/01/55)
See financial notes
84
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
TRUIST BANK
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	11,002,341	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,440,000, 1.00% - 1.25%, due 10/20/50)
WELLS FARGO BANK NA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	44,009,362	44,000,000
(Collateralized by U.S. Government Agency Securities valued at $46,200,001, 5.19% - 5.46%, due 10/20/55 - 11/20/55)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	17,012,330	17,000,000
(Collateralized by U.S. Government Agency Securities valued at $17,850,001, 5.75%, due 04/20/54)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	22,016,084	22,000,000
(Collateralized by U.S. Government Agency Securities valued at $22,880,000, 2.50%, due 04/01/51)
WELLS FARGO SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	45,009,575	45,000,000
(Collateralized by U.S. Government Agency Securities valued at $46,800,000, 6.00% - 6.50%, due 08/01/53 - 04/01/55)
Issued 12/30/25, repurchase date 01/05/26		3.73%		01/05/26	29,018,028	29,000,000
(Collateralized by U.S. Government Agency Securities valued at $30,160,001, 2.50% - 6.00%, due 01/01/38 - 04/01/55)
Issued 12/29/25, repurchase date 01/05/26		3.80%		01/05/26	25,018,472	25,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,000,001, 6.00%, due 04/01/55)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	77,055,846	77,000,000
(Collateralized by U.S. Government Agency Securities valued at $80,080,001, 2.00% - 6.50%, due 11/01/35 - 01/01/56)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	25,018,278	25,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,000,000, 3.00% - 6.00%, due 05/01/39 - 12/01/55)
Issued 12/18/25, repurchase date 01/20/26		3.78%		01/20/26	22,076,230	22,000,000
(Collateralized by U.S. Government Agency Securities valued at $22,880,001, 6.00%, due 04/01/55)
Issued 12/17/25, repurchase date 01/23/26		3.78%		01/23/26	15,058,275	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,600,001, 4.00% - 6.00%, due 10/01/45 - 09/01/55)
						867,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 24.0%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	19,004,064	19,000,000
(Collateralized by U.S. Treasury Securities valued at $19,380,069, 0.88% - 4.25%, due 12/15/28 - 02/15/47)
Issued 12/29/25, repurchase date 01/05/26		3.82%		01/05/26	2,001,486	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,002, 0.63% - 1.88%, due 05/15/30 - 02/15/41)
BANCO SANTANDER SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	14,002,971	14,000,000
(Collateralized by U.S. Treasury Securities valued at $14,280,010, 2.13% - 4.38%, due 08/15/27 - 01/15/35)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
85

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	4,000,849	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,953, 3.75% - 4.50%, due 06/30/30 - 12/31/31)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	3,228,659	3,227,974
(Collateralized by U.S. Treasury Securities valued at $3,293,247, 3.00% - 4.00%, due 02/15/48 - 11/15/52)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	7,001,486	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,044, 1.13%, due 10/15/30)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	20,004,244	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,400,045, 1.25% - 4.13%, due 11/30/26 - 11/15/31)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	3,000,637	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,695, 4.25%, due 01/15/28)
Issued 12/29/25, repurchase date 01/05/26		3.79%		01/05/26	17,012,528	17,000,000
(Collateralized by U.S. Treasury Securities valued at $17,352,836, 4.25%, due 01/15/28)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	2,000,426	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,076, 1.63% - 3.88%, due 10/31/26 - 09/30/29)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	4,000,856	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,913, 4.00% - 4.50%, due 01/31/31 - 11/15/54)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	41,008,724	41,000,000
(Collateralized by U.S. Treasury Securities valued at $41,820,082, 0.50% - 5.38%, due 08/31/27 - 05/15/55)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,050, 2.00%, due 11/15/41)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	64,013,582	64,000,000
(Collateralized by U.S. Treasury Securities valued at $65,280,045, 3.25%, due 05/15/42)
FICC - JPMORGAN CHASE & CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	60,012,733	60,000,000
(Collateralized by U.S. Treasury Securities valued at $61,200,045, 5.00%, due 05/15/37)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	60,012,733	60,000,000
(Collateralized by U.S. Treasury Securities valued at $61,200,024, 1.88% - 6.50%, due 06/30/26 - 07/31/27)
See financial notes
86
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	31,006,579	31,000,000
(Collateralized by U.S. Treasury Securities valued at $31,620,030, 4.63%, due 02/28/26)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	57,012,097	57,000,000
(Collateralized by U.S. Treasury Securities valued at $58,140,030, 0.00% - 1.25%, due 01/27/26 - 12/31/26)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	53,011,248	53,000,000
(Collateralized by U.S. Treasury Securities valued at $54,060,017, 4.00%, due 01/31/29)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	3,000,637	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,086, 3.50%, due 11/30/30)
GOLDMAN SACHS & CO LLC
Issued 12/26/25, repurchase date 01/02/26		3.75%		01/02/26	20,014,583	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,400,023, 0.13% - 6.50%, due 07/15/26 - 11/15/26)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	6,001,277	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,000, 1.25% - 4.88%, due 04/30/26 - 05/15/50)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	12,002,547	12,000,000
(Collateralized by U.S. Treasury Securities valued at $12,240,012, 2.75% - 4.63%, due 11/30/30 - 11/15/45)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	60,012,733	60,000,000
(Collateralized by U.S. Treasury Securities valued at $61,200,004, 0.00%, due 04/28/26)
MUFG SECURITIES AMERICAS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,001, 1.25% - 3.38%, due 12/31/26 - 02/15/52)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	5,001,061	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,101,112, 0.00% - 4.50%, due 02/19/26 - 02/15/55)
ROYAL BANK OF CANADA
Issued 12/11/25, repurchase date 01/29/26		3.70%		01/07/26	33,091,575	33,000,000
(Collateralized by U.S. Treasury Securities valued at $33,829,520, 3.13%, due 08/31/29)
Issued 12/12/25, repurchase date 01/30/26		3.70%		01/07/26	10,026,722	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,251,426, 3.13% - 3.38%, due 09/15/27 - 08/31/29)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/26/25, repurchase date 01/02/26		3.76%		01/02/26	19,013,891	19,000,000
(Collateralized by U.S. Treasury Securities valued at $19,380,028, 0.13% - 4.50%, due 07/15/26 - 11/15/45)
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,017, 0.38% - 4.00%, due 01/15/26 - 05/31/30)
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
87

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	9,006,545	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,087, 0.00% - 4.38%, due 01/15/26 - 02/15/43)
						641,227,974
Total Repurchase Agreements (Cost $1,508,227,974)						1,508,227,974
Total Investments in Securities (Cost $2,675,332,866)						2,675,332,866

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
88
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$1,167,104,892
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		1,508,227,974
Receivables:
Interest		6,646,667
Fund shares sold		1,830,688
Prepaid expenses	+	78,368
Total assets		2,683,888,589

Liabilities
Payables:
Distributions to shareholders		5,294,562
Fund shares redeemed		1,606,388
Investment adviser and administrator fees		380,233
Independent trustees’ fees		166
Accrued expenses	+	144,106
Total liabilities		7,425,455
Net assets		$2,676,463,134

Net Assets by Source
Capital received from investors		$2,676,463,134
Net assets		$2,676,463,134

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,676,463,134		2,676,459,978		$1.00

See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
89

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$105,155,077

Expenses
Investment adviser and administrator fees		4,655,235
Registration fees		126,015
Portfolio accounting fees		99,492
Custodian fees		89,334
Independent trustees’ fees		51,018
Professional fees		41,932
Transfer agent fees		1,192
Shareholder reports		849
Other expenses	+	16,825
Total expenses		5,081,892
Expense reduction	–	426,656
Net expenses	–	4,655,236
Net investment income		100,499,841

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		15,867
Increase in net assets resulting from operations		$100,515,708
See financial notes
90
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$100,499,841	$104,111,260
Net realized gains	+	15,867	13,640
Increase in net assets from operations		$100,515,708	$104,124,900

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($100,515,292 )	($104,124,380 )

TRANSACTIONS IN FUND SHARES*
Shares sold		1,240,848,695	645,166,474
Shares reinvested		38,471,417	38,296,448
Shares redeemed	+	(786,455,014)	(447,007,985)
Net transactions in fund shares		492,865,098	236,454,937

NET ASSETS
Beginning of period		$2,183,597,620	$1,947,142,163
Total increase	+	492,865,514	236,455,457
End of period		$2,676,463,134	$2,183,597,620

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
91

Schwab Taxable Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Prime Advantage Money Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab Prime Advantage Money Fund, Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund each offer two share classes: Investor Shares and Ultra Shares. Schwab Retirement Government Money Fund offers one share class. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Prime Advantage Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as: commercial paper, including asset-backed commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, and repurchase agreements, and obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities).
The Schwab Government Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
The Schwab U.S. Treasury Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government.
The Schwab Treasury Obligations Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments.
The Schwab Retirement Government Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/ or U.S. government securities, obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
92
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
93

Schwab Taxable Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities in alignment with a fund’s investment objective. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2025, the following funds had investments in repurchase agreements with a value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Prime Advantage Money Fund	$194,335,030,552
Schwab Government Money Fund	50,539,835,478
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	45,738,146,154
Schwab Retirement Government Money Fund	1,508,227,974
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The Schwab Prime Advantage Money Fund may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Each fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) each fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
94
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
Each fund, except the Schwab Retirement Government Money Fund, offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
Each fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
95

Schwab Taxable Money Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds, except the Schwab Retirement Government Money Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares, except Schwab Retirement Government Money Fund, are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of a fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Prime Advantage Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
96
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
Schwab Prime Advantage Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Retirement Government Money Fund	0.19%
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
97

Schwab Taxable Money Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of December 31, 2025, as applicable:
UNDERLYING FUNDS
Schwab Government Money Fund, Ultra Shares
Schwab Balanced Fund	0.1%
Schwab MarketTrack Balanced Portfolio	0.1%
Schwab MarketTrack Conservative Portfolio	0.0%*
Schwab MarketTrack Growth Portfolio	0.1%
Schwab Monthly Income Fund - Flexible Payout	0.0%*
Schwab Monthly Income Fund - Income Payout	0.0%*
Schwab Monthly Income Fund - Target Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.0%*
Schwab Target 2025 Fund	0.0%*
Schwab Target 2030 Fund	0.0%*
Schwab Target 2035 Fund	0.0%*
Schwab Target 2040 Fund	0.0%*
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.0%*
Schwab Target 2025 Index Fund	0.0%*
Schwab Target 2030 Index Fund	0.0%*
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.0%*
Schwab VIT Growth Portfolio	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment
98
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended December 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Prime Advantage Money Fund	$—	$130,983,995	$0
Schwab Government Money Fund	—	—	—
Schwab U.S. Treasury Money Fund	—	—	—
Schwab Treasury Obligations Money Fund	—	—	—
Schwab Retirement Government Money Fund	—	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
99

Schwab Taxable Money Funds
Financial Notes (continued)

 6. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Prime Advantage Money Fund	$379,899,654,638
Schwab Government Money Fund	90,411,317,946
Schwab U.S. Treasury Money Fund	105,393,514,923
Schwab Treasury Obligations Money Fund	72,767,333,683
Schwab Retirement Government Money Fund	2,675,332,866
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	TOTAL
Schwab Prime Advantage Money Fund	$1,365,066	$1,365,066
Schwab Government Money Fund	57	57
Schwab U.S. Treasury Money Fund	—	—
Schwab Treasury Obligations Money Fund	—	—
Schwab Retirement Government Money Fund	—	—
As of December 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Prime Advantage Money Fund	$15,213,012,006	$—	$15,185,739,457	$—
Schwab Government Money Fund	3,262,676,992	19,207	3,156,929,056	—
Schwab U.S. Treasury Money Fund	3,665,720,103	93,305	3,326,733,908	—
Schwab Treasury Obligations Money Fund	2,939,695,937	100,155	3,356,629,414	—
Schwab Retirement Government Money Fund	100,509,702	5,590	104,124,380	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

7. Reorganization:
Effective at the open of business on September 9, 2024, the Schwab Variable Share Price Money Fund (Acquired Fund) reorganized into the Schwab Government Money Fund (Surviving Fund) pursuant to the terms of the Agreement and Plan of Reorganization (the Plan of Reorganization). Under the Plan of Reorganization all of the assets and liabilities of the Acquired Fund were transferred to the Surviving Fund in exchange for shares of the Acquired Fund (the Reorganization). The Reorganization qualified as a tax-free exchange for federal income tax purposes and shareholder approval was not required.
100
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Taxable Money Funds
Financial Notes (continued)

7. Reorganization (continued):
The Reorganization was due to the SEC adopting amendments in July 2023 to Rule 2a-7, the primary rule under the 1940 Act, governing money market funds, which required the Schwab Variable Share Price Money Fund to adopt procedures to implement mandatory liquidity fees by October 2, 2024. The Reorganization was intended to reduce operational complexities due to mandatory liquidity fee requirement for variable NAV funds, both funds operate as money market funds and pursue a substantially similar investment objective, and the Reorganization could potentially have future economies of scale.
The following is a summary of shares outstanding, net assets, and net asset value per share issued immediately before and after the Reorganization.
	BEFORE REORGANIZATION		ADJUSTMENT	AFTER REORGANIZATION
	Acquired Fund	Surviving Fund		Combined Surviving Fund
Sweep Shares
Net Assets	N/A	20,308,845,413	(334,271)[1]	20,308,511,142
Shares Outstanding	N/A	20,308,655,045	N/A	20,308,655,045
Net Assets Value Per Share	N/A	$1.00	N/A	$1.00

Investor Shares
Net Asset	N/A	$26,454,326,984	($436,052 )[1]	$26,453,890,932
Shares Outstanding	N/A	26,454,176,276	N/A	26,454,176,276
Net Asset Value Per Share	N/A	$1.00		$1.00

Ultra Shares
Net Assets	$5,094,839,214	$20,620,751,780	($423,004 )[1]	$25,715,167,990
Shares Outstanding	5,092,293,067	20,620,737,954	2,546,147 [2]	25,715,577,168
Net Asset Value Per Share	$1.0005	$1.00		$1.00

Net Unrealized Appreciation (Depreciation)	$1,193,327 [1]		($1,193,327 )[1]	—
Value of Investments	$4,989,593,379	$67,510,750,050	($1,193,327 )[1]	$72,499,150,102
Cost of Investments	$4,988,400,052	$67,510,750,050		$72,499,150,102

[1]
Valuation method adjustment. The Acquired Fund computed its NAV using the fair value of its investments and rounded its NAV per share to the fourth decimal place, while the Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 NAV per share.

[2]
Adjustment is the difference between the Acquired Fund’s NAV and the Surviving Fund’s NAV and the resulting share adjustments that were processed to maintain the appropriate fair value of the Acquired Fund at the adjusted NAV.

The investment portfolio of the Acquired Fund, with a value of $4,989,593,379 in investments and a cost basis of $4,988,400,052 on September 6, 2024, was the principal asset acquired by the Surviving Fund. The unrealized gain amount of $1,193,327 is the valuation method adjustment in the above footnote, this amount was reclassified in the Surviving Funds Capital received from investors in the Statement of Assets and Liabilities and the Transaction in Fund Shares in the Statement of Changes in Net Assets for the period ended December 31, 2024. The Surviving Fund acquired capital loss carryovers aggregating $3,662 from the Acquired Fund.
Assuming the acquisition had been completed on January 1, 2024, the beginning of the prior annual reporting period of the Surviving Fund, the combined pro forma results of operations for the period ended December 31, 2024, would have been as follows:
Schwab Government Money Fund
Net investment income (loss)	$3,366,286,654
Net realized gains or losses on sales of securities – unaffiliated issuers	$165,914
Net increase in net assets resulting from operations	$3,366,452,568
Because the Acquired Fund and Surviving Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro forma information on a per-share basis.
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
101

Schwab Taxable Money Funds
Financial Notes (continued)

7. Reorganization (continued):
Because each of the combined investment portfolios have been managed as a single integrated portfolio since the date the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Surviving Fund’s Statement of Operations since September 9, 2024, for the period January 1, 2024 through December 31, 2024.
See Transactions in Fund Shares in the Statement of Changes in Net Assets for the changes in shares outstanding for the Schwab Government Money Fund during the prior report period.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
102
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Schwab Taxable Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Prime Advantage Money Fund (formerly Schwab Value Advantage Money Fund), Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund, and Schwab Retirement Government Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Prime Advantage Money Fund (formerly Schwab Value Advantage Money Fund), Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund, and Schwab Retirement Government Money Fund (the “Funds”), five of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
103

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
104
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
105

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
106
Schwab Taxable Money Funds | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Taxable Money Funds | Annual Holdings and Financial Statements
107

MFR31360-21
00321740

Annual Holdings and Financial Statements | December 31, 2025
Schwab Municipal Money Funds

Schwab Municipal Money Fund
Schwab AMT Tax-Free
Money Fund
Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.47%	3.08%	3.05%	0.92%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.34%	0.32%[3,4]	0.11%[4]
Total expenses	0.35%	0.35%	0.35%	0.35%[3]	0.35%
Net investment income (loss)	2.44%	3.03%	3.01%	1.07%	0.01%
Net assets, end of period (x 1,000,000)	$4,507	$4,346	$4,003	$2,954	$1,597

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.63%	3.24%	3.21%	1.05%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.19%[3,4]	0.11%[4]
Total expenses	0.20%	0.20%	0.20%	0.20%[3]	0.20%
Net investment income (loss)	2.59%	3.18%	3.14%	1.18%	0.01%
Net assets, end of period (x 1,000,000)	$14,683	$13,210	$12,547	$11,582	$6,405

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.0% OF NET ASSETS
ALABAMA 1.3%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.42%		01/07/26	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.42%		01/07/26	10,550,000	10,550,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.45%		01/07/26	1,050,000	1,050,000
Black Belt Energy Gas District
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	7,490,000	7,490,000
Gas RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	4,000,000	4,000,000
Gas Refunding RB Series 2025D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	15,000,000	15,000,000
Gas Supply RB Series 2023B	(b)(c)(d)	3.35%		01/07/26	7,075,000	7,075,000
Energy Southeast Cooperative District
Energy Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	5,900,000	5,900,000
Huntsville Health Care Auth
CP		2.66%		01/07/26	20,000,000	20,000,000
CP		2.67%		01/12/26	5,995,000	5,995,000
RB Series 2025A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	34,000,000	34,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)	3.35%		01/07/26	36,800,000	36,800,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)	3.35%		01/07/26	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)	3.35%		01/07/26	47,440,000	47,440,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.40%		01/07/26	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)	3.35%		01/07/26	15,000,000	15,000,000
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	1,245,000	1,245,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	4,000,000	4,000,000
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	2,500,000	2,500,000
Energy Supply RB Series 2025A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.65%		01/02/26	8,335,000	8,335,000
						251,555,000
ALASKA 0.1%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.27%		01/07/26	3,815,000	3,815,000
Home Mortgage RB Series 2009A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.27%		01/07/26	13,465,000	13,465,000
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	(a)	2.50%		01/02/26	300,000	300,000
Refunding RB (ExxonMobil) Series 1993B	(a)	2.50%		01/02/26	6,080,000	6,080,000
Terminal Refunding RB (Exxon) Series 1993C	(a)	2.50%		01/02/26	5,180,000	5,180,000
						28,840,000
ARIZONA 1.1%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(a)	2.55%		01/02/26	23,620,000	23,620,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.52%	01/02/26	01/07/26	15,693,000	15,693,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: TD BANK NA)	(a)	2.45%		01/02/26	12,565,000	12,565,000
Hospital Refunding RB (Phoenix Childrens Hospital) Series 2019B (LOC: TD BANK NA)	(a)	2.45%		01/02/26	4,600,000	4,600,000
Sr M/F Housing RB (Sidney Village) Series 2025A (LOC: BARCLAYS BANK PLC)	(a)	2.30%		01/07/26	1,765,000	1,765,000
Sr M/F Housing RB (The Verge at Ballpark Village) Series 2025A (LOC: BARCLAYS BANK PLC)	(a)	2.30%		01/07/26	1,335,000	1,335,000
Maricopa Cnty IDA
CP (Banner Health)		2.65%		01/07/26	37,000,000	37,000,000
CP (Banner Health)		2.70%		01/15/26	40,000,000	40,000,000
CP (Banner Health)		2.70%		02/04/26	6,000,000	6,000,000
CP (Banner Health)		2.68%		02/11/26	14,900,000	14,900,000
CP (Banner Health)		2.70%		02/11/26	5,000,000	5,000,000
CP (Banner Health)		2.66%		03/04/26	15,000,000	15,000,000
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	10,500,000	10,500,000
RB (Banner Health) Series 2016A		5.00%		01/01/26	185,000	185,000
Pinal Cnty IDA
Solid Waste Disposal RB (Feenstra Investments LLC) Series 2002 (LOC: COBANK ACB)	(a)	3.67%		01/07/26	1,250,000	1,250,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,000,000	7,000,000
Electric System RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	2,665,000	2,665,000
Electric System RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	4,505,000	4,505,000
Electric System RB Series 2025C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.40%		01/07/26	3,815,000	3,815,000
						207,398,000
ARKANSAS 0.5%
Arkansas Development Finance Auth
RB (Green Bay Packaging Inc) Series 2025 (LOC: WELLS FARGO BANK NA)	(a)(b)	3.37%		01/07/26	102,500,000	102,500,000
CALIFORNIA 2.0%
Bay Area Toll Auth
Toll Bridge RB Series 2024H (LOC: BANK OF AMERICA NA)	(a)	1.70%		01/02/26	3,500,000	3,500,000
California Health Facilities Financing Auth
RB (Adventist Health) Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	1.75%		01/02/26	2,670,000	2,670,000
RB (Kaiser Permanente) Series 2006E		2.65%		01/07/26	20,000,000	20,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		2.68%		01/08/26	12,635,000	12,635,000
RB (Kaiser Permanente) Series 2004E		2.50%		02/03/26	19,500,000	19,500,000
RB (Kaiser Permanente) Series 2006D		2.50%		03/04/26	3,630,000	3,630,000
RB (Kaiser Permanente) Series 2006D		2.65%		05/06/26	38,500,000	38,500,000
RB (Kaiser Permanente) Series 2009B4		2.65%		05/06/26	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B6		2.65%		05/07/26	3,000,000	3,000,000
Los Angeles
TRAN 2025		5.00%		06/25/26	65,000,000	65,583,493
Los Angeles Dept of Airports
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	465,000	465,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.41%		01/07/26	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.39%		01/07/26	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.41%		01/07/26	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.39%		01/07/26	9,000,000	9,000,000
San Francisco Airport Commission
RB 2nd Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%	01/02/26	01/07/26	13,465,000	13,465,000
RB 2nd Series 2016C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.57%		02/11/26	1,975,000	1,975,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	16,485,000	16,485,000
RB 2nd Series 2018D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.05%		01/02/26	3,295,000	3,295,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	2,000,000	2,000,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	400,000	400,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	48,240,000	48,240,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	28,985,000	28,985,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	1,865,000	1,865,000
RB 2nd Series 2025D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	49,500,000	49,500,000
Refunding RB 2nd Series 2019H		5.00%		05/01/26	600,000	604,112
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
Refunding RB 2nd Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	1,000,000	1,000,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)	1.55%		01/02/26	1,350,000	1,350,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2024D (LIQ: BARCLAYS BANK PLC)	(a)	2.25%		01/07/26	6,000,000	6,000,000
Univ of California
General RB Series 2025CC (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	2,835,000	2,835,000
						387,182,605
COLORADO 2.2%
Colorado
Education Loan TRAN 2025A		5.00%		06/30/26	44,220,000	44,742,374
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	1,000,000	1,000,000
Hospital RB (AdventHealth Obligated Group) Series 2019B	(c)	5.00%		11/19/26	16,920,000	17,290,577
Hospital RB (Adventist Health) Series 2016C		5.00%		11/16/26	180,000	183,887
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	68,930,000	68,930,000
RB (Intermountain Healthcare) Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,360,000	3,360,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	1,200,000	1,200,000
RB (Intermountain Healthcare) Series 2022B	(c)	5.00%		08/17/26	2,980,000	3,024,367
RB (Intermountain Healthcare) Series 2022E	(a)	2.45%		01/02/26	13,875,000	13,875,000
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	20,010,000	20,010,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(a)	2.55%		01/02/26	14,005,000	14,005,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	(a)	2.52%		01/07/26	16,825,000	16,825,000
S/F Mortgage Class I Bonds Series 2022B		1.40%		11/01/26	150,000	148,050
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	15,000,000	15,000,000
Sales Tax Refunding RB Series 2007A (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	27,000,000	27,000,000
Denver
Airport System RB Series 2017A		5.00%		11/15/26	165,000	168,083
Airport System RB Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	1,665,000	1,665,000
Airport System RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	37,335,000	37,335,000
Airport System RB Series 2022A (LIQ: CITIBANK NA)	(b)(c)(d)	3.37%		01/07/26	20,615,000	20,615,000
Airport System RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.40%		01/07/26	3,435,000	3,435,000
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		01/02/26	7,875,000	7,875,000
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.42%		01/07/26	3,240,000	3,240,000
Airport System RB Series 2022D (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.40%		01/07/26	2,000,000	2,000,000
Airport System Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.36%		01/07/26	4,420,000	4,420,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Airport System Sub RB Series 2018A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.40%		01/07/26	11,185,000	11,185,000
Water Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	2,665,000	2,665,000
Water Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	01/29/26	2,460,000	2,460,000
Denver SD #1
GO Bonds Series 2025C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,000,000	7,000,000
Denver Water Board
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.64%		03/04/26	36,000,000	36,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.65%		03/05/26	10,000,000	10,000,000
Water Refunding RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
Univ of Colorado Hospital Auth
Refunding RB Series 2018B (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	11,490,000	11,490,000
Refunding RB Series 2018C (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	14,870,000	14,870,000
						428,017,338
CONNECTICUT 0.9%
Connecticut Health & Educational Facilities Auth
RB (Yale New Haven Health) Series 2024C1	(a)	2.25%		01/07/26	12,100,000	12,100,000
RB (Yale New Haven Health) Series 2024C2	(a)	2.25%		01/07/26	81,510,000	81,510,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2014D1		2.85%		11/15/26	100,000	99,914
Housing Mortgage Finance Bonds Series 2015E2		2.75%		05/15/26	275,000	274,958
Housing Mortgage Finance Bonds Series 2017D1 & 2022B1 & 2023A (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	4,300,000	4,300,000
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)	3.36%		01/07/26	21,950,000	21,950,000
Housing Mortgage Finance Bonds Series 2019A1		2.45%		05/15/26	1,000,000	998,599
Housing Mortgage Finance Bonds Series 2021B1		0.70%		11/15/26	100,000	98,046
Housing Mortgage Finance Bonds Series 2021E1		0.85%		11/15/26	200,000	196,429
Housing Mortgage Finance Bonds Series 2024F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	8,715,000	8,715,000
Housing Mortgage Finance Bonds Series 2025E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.35%		01/07/26	14,900,000	14,900,000
Darien
GO BAN		4.00%		04/23/26	20,000,000	20,055,215
						165,198,161
DELAWARE 1.1%
BlackRock Long Term Municipal Advantage Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.48%		01/07/26	38,000,000	38,000,000
BlackRock MuniYield Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.48%		01/07/26	150,800,000	150,800,000
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	12,550,000	12,550,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)	3.35%		01/07/26	5,185,000	5,185,000
						206,535,000
DISTRICT OF COLUMBIA 3.1%
Arizona IDA
RB Series 2023&2024 (LOC: PNC BANK NA)	(b)(c)(d)	3.42%		01/07/26	18,250,000	18,250,000
District of Columbia
CP Series 2025A (LOC: BARCLAYS BANK PLC)		2.77%		01/08/26	175,750,000	175,750,000
CP Series 2025A (LOC: BARCLAYS BANK PLC)		2.67%		02/04/26	15,343,000	15,343,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	42,000,000	42,000,000
GO Bonds Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.53%		01/02/26	5,000,000	5,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	12,325,000	12,325,000
Income Tax Secured RB 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	8,755,000	8,755,000
Income Tax Secured RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,750,000	3,750,000
Income Tax Secured Refunding RB Series 2025A		5.00%		06/01/26	19,000,000	19,153,691
Income Tax Secured Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,620,000	4,620,000
RB (Childrens Hospital Obligated Group) Series 2025 (LOC: TRUIST BANK)	(a)(b)	3.34%		01/07/26	5,000,000	5,000,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.39%		01/07/26	7,825,000	7,825,000
District of Columbia Water & Sewer Auth
Extendible CP Series A	(c)	2.69%	03/03/26	08/28/26	35,000,000	35,000,000
Public Utility Sr Lien RB Series 2018B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,335,000	1,335,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(a)	3.35%		01/07/26	36,400,000	36,400,000
Public Utility Sub Lien RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,760,000	3,760,000
Public Utility Sub Lien RB Series 2025C2 (LOC: BANK OF AMERICA NA)	(a)	2.55%		01/02/26	7,615,000	7,615,000
Public Utility Sub Lien Refunding Bonds Series 2024B2 (LIQ: TD BANK NA)	(a)	2.50%		01/02/26	10,000,000	10,000,000
Public Utility Sub Lien Refunding RB Series 2024B1 (LIQ: TD BANK NA)	(a)	2.50%		01/02/26	4,700,000	4,700,000
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	8,115,000	8,115,000
Airport System RB Series 2010D (LOC: TD BANK NA)	(a)	3.32%		01/07/26	6,230,000	6,230,000
Airport System Refunding RB Series 2011A3 (LOC: TD BANK NA)	(a)	3.36%		01/07/26	4,600,000	4,600,000
Airport System Refunding RB Series 2017A		5.00%		10/01/26	2,585,000	2,627,701
Airport System Refunding RB Series 2018A		5.00%		10/01/26	220,000	223,480
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	7,725,000	7,725,000
Airport System Refunding RB Series 2019A		5.00%		10/01/26	3,145,000	3,197,869
Airport System Refunding RB Series 2019A (LIQ: CITIBANK NA)	(b)(c)(d)	3.36%		01/07/26	5,500,000	5,500,000
Airport System Refunding RB Series 2021A		5.00%		10/01/26	1,000,000	1,016,802
Airport System Refunding RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.65%		01/02/26	4,960,000	4,960,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Airport System Refunding RB Series 2021A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		01/02/26	17,030,000	17,030,000
Airport System Refunding RB Series 2022A		5.00%		10/01/26	190,000	193,230
Airport System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.37%		01/07/26	10,285,000	10,285,000
Airport System Refunding RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	13,600,000	13,600,000
Airport System Refunding RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	18,605,000	18,605,000
Airport System Refunding RB Series 2024A & 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	7,335,000	7,335,000
Airport System Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.66%		01/02/26	8,000,000	8,000,000
Airport System Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	9,375,000	9,375,000
Airport System Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.37%		01/07/26	10,745,000	10,745,000
Airport System Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.16%)	(b)(c)(d)	3.48%	01/02/26	02/05/26	18,785,000	18,785,000
Airport System Refunding RB Series 2025A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	7,375,000	7,375,000
Airport System Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.40%		01/07/26	4,580,000	4,580,000
						586,685,773
FLORIDA 4.3%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)	2.41%		01/07/26	8,445,000	8,444,929
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.40%		01/07/26	4,195,000	4,195,000
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)	2.35%		01/07/26	7,785,000	7,785,000
Airport System RB Series 2019A 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.38%		01/07/26	3,445,000	3,445,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		2.61%		01/06/26	35,000,000	35,000,000
Florida Housing Finance Corp
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)	3.41%		01/07/26	2,795,000	2,795,000
M/F Mortgage RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)	3.37%		01/07/26	1,945,000	1,945,000
M/F Mortgage RB (Mariner’s Cay Apts) Series 2008M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.30%		01/07/26	705,000	705,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/07/26	4,200,000	4,200,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)	3.41%		01/07/26	2,650,000	2,650,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.38%		01/07/26	4,460,000	4,460,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.38%		01/07/26	9,410,000	9,410,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.38%		01/07/26	3,400,000	3,400,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		2.65%		01/05/26	46,815,000	46,815,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		2.65%		02/05/26	27,185,000	27,185,000
Greater Orlando Aviation Auth
Sub Airport Facilities RB Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.40%		01/07/26	1,875,000	1,875,000
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.50%		01/07/26	31,265,000	31,265,000
Highlands Cnty Health Facilities Auth
Hospital RB (AdventHealth Obligated Group) Series 2025B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	54,000,000	54,000,000
Hospital RB (AdventHealth Obligated Group) Series 2025C (LIQ: PNC BANK NA)	(a)	2.55%		01/02/26	580,000	580,000
Hospital RB (AdventHealth Obligated Group) Series 2025D (LIQ: PNC BANK NA)	(a)	2.55%		01/02/26	11,280,000	11,280,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/07/26	16,660,000	16,660,000
M/F Housing RB (Royal Palm Key Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.40%		01/07/26	5,575,000	5,575,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(a)	2.45%		01/02/26	13,145,000	13,145,000
Health System RB (Baycare Health) Series 2024C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	10,530,000	10,530,000
RB (Baycare Health) Series 2020C (LOC: TD BANK NA)	(a)	2.35%		01/07/26	2,240,000	2,240,000
RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(a)	2.50%		01/02/26	870,000	870,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		2.65%		02/04/26	57,000,000	57,000,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)	3.36%		01/07/26	9,610,000	9,610,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)	3.36%		01/07/26	12,000,000	12,000,000
Health Care Refunding RB (Mayo Clinic) Series 2016		2.64%		01/12/26	100,000,000	100,000,000
JEA Water & Sewer System
Water & Sewer System RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,600,000	6,600,000
Water & Sewer System RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
Water & Sewer System RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	2,665,000	2,665,000
Water & Sewer System RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	6,015,000	6,015,000
Water & Sewer System RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,750,000	3,750,000
Lee Cnty
Airport RB Series 2021B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.38%		01/07/26	2,440,000	2,440,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.37%		01/07/26	7,915,000	7,915,000
Miami-Dade Cnty
Aviation RB Series 2019A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.36%		01/07/26	3,335,000	3,335,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		2.67%		01/07/26	160,000,000	160,000,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		2.68%		03/03/26	40,000,000	40,000,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,775,000	6,775,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	35,325,000	35,325,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,955,000	5,955,000
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/07/26	4,535,000	4,535,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/07/26	8,755,000	8,755,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/07/26	6,080,000	6,080,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.47%		01/07/26	5,465,000	5,465,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.40%		01/07/26	2,410,000	2,410,000
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,195,000	1,195,000
Tampa International Airport
RB Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.68%		01/02/26	17,190,000	17,190,000
						817,469,929
GEORGIA 2.0%
Atlanta
3rd Lien Airport CP Series P1 (LOC: TD BANK NA)		2.70%		02/05/26	26,167,000	26,167,000
3rd Lien Airport CP Series Q2 (LOC: TRUIST BANK)		2.71%		02/05/26	27,585,000	27,585,000
Airport General RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.40%		01/07/26	7,520,000	7,520,000
Airport General RB Series 2022B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	8,000,000	8,000,000
Airport General RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.66%		01/02/26	26,750,000	26,750,000
Airport General RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	31,625,000	31,625,000
Water & Wastewater CP Series 2024A1 (LOC: WELLS FARGO BANK NA)		2.70%		01/12/26	100,000,000	100,000,000
Water & Wastewater CP Series 2024A2 (LOC: TD BANK NA)		2.65%		02/04/26	44,995,000	44,995,000
Atlanta City
Airport General RB Series 2025B1 (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	3.38%	01/02/26	01/07/26	7,075,000	7,075,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	15,000,000	15,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)	3.35%		01/07/26	9,350,000	9,350,000
Georgia Municipal Electric Auth
Project One BAN Series B (LOC: TD BANK NA)		2.68%		01/13/26	8,610,000	8,610,000
Project One BAN Series B (LOC: TD BANK NA)		2.70%		01/13/26	45,000,000	45,000,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	4,000,000	4,000,000
Gas Supply RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,700,000	2,700,000
Gas Supply RB Series 2023E1	(b)(c)(d)	3.35%		01/07/26	2,810,000	2,810,000
Gas Supply RB Series 2023E2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.62%		01/02/26	3,750,000	3,750,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.42%		01/07/26	14,300,000	14,300,000
						385,237,000
HAWAII 0.4%
Hawaii
Airport System RB Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	2,155,000	2,155,000
Airport System RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.53%		01/02/26	12,000,000	12,000,000
Airport System RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.37%		01/07/26	13,775,000	13,775,000
Airport System RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.66%		01/02/26	8,000,000	8,000,000
Airport System RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	7,175,000	7,175,000
Airport System RB Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	02/05/26	9,500,000	9,500,000
Airport System RB Series 2025A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	12,275,000	12,275,000
Airport System RB Series 2025B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	2,665,000	2,665,000
Airport System RB Series 2025C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.37%		01/07/26	2,735,000	2,735,000
Airports System RB Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.37%		01/07/26	7,965,000	7,965,000
						78,245,000
IDAHO 0.1%
Mini-Cassia Commerce Auth
Solid Waste Disposal RB (Suntado LLC) Series 2024 (LOC: BMO BANK NA)	(a)	3.36%		01/07/26	21,000,000	21,000,000
ILLINOIS 2.8%
Chicago
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO BANK NA)	(a)	3.36%		01/07/26	940,000	940,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: PNC BANK NA)	(a)	3.38%		01/07/26	30,100,000	30,100,000
OHare General Airport Sr Lien RB Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.38%		01/07/26	3,745,000	3,745,000
OHare General Airport Sr Lien RB Series 2022A & 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.38%		01/07/26	5,620,000	5,620,000
OHare General Airport Sr Lien RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	2,500,000	2,500,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.36%		01/07/26	16,865,000	16,865,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2025E (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	5,940,000	5,940,000
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	3,660,000	3,660,000
Illinois
GO Bonds Series 2025E (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	12,695,000	12,695,000
GO Bonds Series 2025F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	4,000,000	4,000,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		2.64%		03/19/26	44,678,000	44,678,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	2.50%		01/07/26	4,940,000	4,940,000
RB (Mercy Health) Series 2016 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO BANK NA)	(a)	2.51%		01/07/26	9,500,000	9,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	9,390,000	9,390,000
RB (Northshore Edward Elmhurst Health) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.40%		01/02/26	2,255,000	2,255,000
RB (Northshore Edward Elmhurst Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.45%		01/02/26	1,600,000	1,600,000
RB (Northshore Edward Elmhurst Health) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.40%		01/02/26	805,000	805,000
RB (Northwestern Memorial Healthcare) Series 2017A		5.00%		07/15/26	250,000	252,857
RB (The Carle Foundation) Series 2021C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	47,495,000	47,495,000
RB (UChicago Medicine) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.44%		01/07/26	4,000,000	4,000,000
RB (Univ of Chicago Medical Center) Series 2009D1 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	3,225,000	3,225,000
RB (Univ of Chicago Medical Center) Series 2009D2 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	5,550,000	5,550,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	25,295,000	25,295,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,200,000	7,200,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.53%		01/02/26	4,575,000	4,575,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)	2.48%		01/02/26	1,655,000	1,655,000
Refunding RB (OSF Healthcare System) Series 2018C (LOC: PNC BANK NA)	(a)	2.30%		01/02/26	6,200,000	6,200,000
Illinois Housing Development Auth
M/F Housing RB (Foxview I & II Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.41%		01/07/26	27,000,000	27,000,000
M/F RB Series 2023C (LIQ: BANK OF MONTREAL)	(a)	3.36%		01/07/26	11,730,000	11,730,000
Illinois Hsg Dev Auth 2016
M/F RB Series 2024E (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.36%		01/07/26	9,160,000	9,160,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Hsg Development Auth March 2016 S/F
RB Series 2020B		0.85%		04/01/26	100,000	99,477
RB Series 2021A		0.55%		04/01/26	100,000	99,447
RB Series 2022G (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,875,000	1,875,000
RB Series 2023A		3.30%		04/01/26	100,000	100,116
RB Series 2023P (LIQ: TD BANK NA)	(a)	2.40%		01/07/26	5,000,000	5,000,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.37%	01/02/26	01/07/26	9,000,000	9,000,000
GO Bonds Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.37%		01/07/26	3,750,000	3,750,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	2,615,000	2,615,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.46%		01/07/26	75,000,000	75,000,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.49%		01/07/26	1,600,000	1,600,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)	2.58%		01/02/26	19,585,000	19,585,000
Wisconsin Public Finance Auth
RB (The Carle Foundation) Series 2023A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	106,025,000	106,025,000
						542,319,897
INDIANA 1.4%
Ascension Health
RB (Ascension Senior Credit Group) Series 2025A1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,430,000	2,430,000
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)	2.50%		01/07/26	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)	2.50%		01/07/26	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)	2.50%		01/07/26	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)	2.50%		01/07/26	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)	2.50%		01/07/26	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)	3.36%		01/07/26	4,000,000	4,000,000
Environmental Refunding RB (Duke Energy Indiana) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.55%		01/02/26	1,200,000	1,200,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	6,085,000	6,085,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,720,000	2,720,000
Hospital RB (Parkview Health System) Series 2009D (LOC: TD BANK NA)	(a)	2.45%		01/02/26	4,100,000	4,100,000
RB (Ascension Health) Series 2025D2	(a)	2.40%		01/07/26	9,000,000	9,000,000
RB (Ascension Health) Series 2025D3	(a)	2.35%		01/07/26	59,000,000	59,000,000
Refunding RB (Trinity Health) Series 2008D2		2.75%		02/06/26	16,670,000	16,670,000
Indiana Health Facility Financing Auth
Health Facilities RB (Baptist Healthcare System) Series 2025C (LOC: TRUIST BANK)	(a)	3.34%		01/07/26	32,850,000	32,850,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana Housing & Community Development Auth
S/F Mortgage RB Series 2017B3 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	500,000	500,000
S/F Mortgage RB Series 2017C3 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	8,300,000	8,300,000
S/F Mortgage RB Series 2024B1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	6,040,000	6,040,000
S/F Mortgage RB Series 2024D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	17,260,000	17,260,000
S/F Mortgage RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,000,000	7,000,000
Indiana University Health
RB Series 2025F (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	29,000,000	29,000,000
Rush Cnty
Economic Development RB (Hulsbosch Farms LLC) Series 2025 (LOC: BMO BANK NA)	(a)	3.45%		01/07/26	8,750,000	8,750,000
						274,905,000
IOWA 2.2%
Iowa Finance Auth
Demand Solid Waste Disposal RB Series 2025 (LOC: COBANK ACB)	(a)	3.36%		01/07/26	8,000,000	8,000,000
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	7,600,000	7,600,000
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	10,060,000	10,060,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(a)	3.35%		01/07/26	37,000,000	37,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)	3.36%		01/07/26	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)	3.36%		01/07/26	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)	3.36%		01/07/26	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)	3.35%		01/07/26	5,940,000	5,940,000
RB (Associated Milk Producers Inc) Series 2024 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.47%		01/07/26	7,000,000	7,000,000
RB (UnityPoint Health) Series 2018F (LOC: TD BANK NA)	(a)	2.45%		01/02/26	17,955,000	17,955,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)	3.36%		01/07/26	61,000,000	61,000,000
Sewage Facilities RB (Cargill Inc) Series 2024	(a)	3.36%		01/07/26	61,000,000	61,000,000
Solid Waste Disposal RB (Chevron Corp) Series 2024	(a)	2.55%		01/02/26	10,845,000	10,845,000
Solid Waste Disposal RB (Homeland Energy Solutions LLC) Series 2025 (LOC: AGRIBANK FCB)	(a)	3.36%		01/07/26	30,000,000	30,000,000
						427,047,000
KANSAS 0.7%
Edwards Cnty
Solid Waste Disposal RB Series 2024A (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.45%		01/07/26	50,000,000	50,000,000
Ford Cnty
Solid Waste Disposal RB Series 2024A (LOC: COBANK ACB)	(a)	3.45%		01/07/26	8,800,000	8,800,000
Hamilton Cnty
Solid Waste Disposal RB (RC Geven Farms LLC) Series 2024A (LOC: COBANK ACB)	(a)	3.45%		01/07/26	9,850,000	9,850,000
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	7,000,000	7,000,000
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2023 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	15,000,000	15,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pawnee Cnty Kansas Solid Waste Disposal
Solid Waste Disposal RB (ILS Feeders) Series 2025 (LOC: COBANK ACB)	(a)	3.45%		01/07/26	12,500,000	12,500,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)	3.36%		01/07/26	25,800,000	25,800,000
						128,950,000
KENTUCKY 1.3%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.45%		01/07/26	26,420,000	26,420,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)	3.45%		01/07/26	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)	3.36%		01/07/26	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)	3.36%		01/07/26	4,500,000	4,500,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)	3.35%		01/07/26	4,400,000	4,400,000
Kentucky Bond Development Corp
Hospital RB (Baptist Healthcare) Series 2025D (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	26,750,000	26,750,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NA)	(a)	2.55%		01/02/26	1,535,000	1,535,000
Health System RB (Norton Healthcare) Series 2023C (LOC: TRUIST BANK)	(a)	2.45%		01/02/26	3,205,000	3,205,000
Health System RB (Norton Healthcare) Series 2023D (LOC: TRUIST BANK)	(a)	2.45%		01/02/26	15,000,000	15,000,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,170,000	4,170,000
Sewer & Drainage System RB Series 2023C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,500,000	3,500,000
Sewer & Drainage System Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	01/29/26	7,920,000	7,920,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		2.69%		01/15/26	20,000,000	20,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		2.74%		01/12/26	102,435,000	102,435,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		2.67%		01/15/26	5,000,000	5,000,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2022A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	4,000,000	4,000,000
Gas Supply RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	4,000,000	4,000,000
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	3,125,000	3,125,000
Gas Supply Refunding RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	4,000,000	4,000,000
						253,275,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LOUISIANA 0.2%
Caddo-Bossier Parishes Port Commission
RB (Oakley Louisiana Inc) Series 1998 (LOC: BANK OF AMERICA NA)	(a)	3.70%		01/07/26	675,000	675,000
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(a)	2.52%		01/02/26	10,000,000	10,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.45%		01/07/26	2,660,000	2,660,000
Louisiana Public Facilities Auth
RB (Chevron Inc) Series 2024	(a)	2.55%		01/02/26	20,695,000	20,695,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.45%		01/07/26	2,325,000	2,325,000
						36,355,000
MAINE 0.5%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)	3.37%		01/07/26	25,300,000	25,300,000
Mortgage Purchase Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(a)	3.31%		01/07/26	69,865,000	69,865,000
Mortgage Purchase Bonds Series 2023C		2.90%		11/15/26	250,000	250,253
Mortgage Purchase Bonds Series 2024D & 2024F (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	780,000	780,000
						96,195,253
MARYLAND 0.7%
Maryland
GO Bonds 1st Series 2019 & 2020A (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	10,000,000	10,000,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.43%		01/07/26	2,250,000	2,250,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.30%		01/07/26	5,725,000	5,725,000
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.30%		01/07/26	7,200,000	7,200,000
Maryland Economic Development Corp
RB (Linemark Printing) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.57%		01/07/26	3,595,000	3,595,000
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Health System) Series 2024B (LOC: TD BANK NA)	(a)	2.40%		01/02/26	3,465,000	3,465,000
RB (The Johns Hopkins Health System) Series 2025C (LOC: BANK OF AMERICA NA)	(a)	2.45%		01/02/26	20,000,000	20,000,000
RB (Univ of Maryland Medical System) Series 2025C1 (LOC: TRUIST BANK)	(a)	2.45%		01/02/26	2,450,000	2,450,000
RB Series 1985B (LOC: TD BANK NA)	(a)	2.35%		01/07/26	4,000,000	4,000,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NA)	(a)	3.35%		01/07/26	4,595,000	4,595,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery Cnty
CP BAN 2010B (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.68%		02/10/26	44,000,000	44,000,000
RB (Trinity Health) Series 2013MD	(c)	2.65%		03/02/26	21,000,000	21,000,000
						128,280,000
MASSACHUSETTS 4.6%
Massachusetts
GO Bonds Series 2023D (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.39%		01/07/26	3,495,000	3,495,000
GO Bonds Series 2024A		5.00%		01/01/26	560,000	560,000
GO Refunding Bonds Series 2019A		5.00%		01/01/26	230,000	230,000
Massachusetts Bay Transportation Auth
CP Series E		2.65%		02/04/26	39,397,500	39,397,500
Sales Tax CP Series B (LIQ: TD BANK NA)		2.69%		01/15/26	15,000,000	15,000,000
Sales Tax CP Series B (LIQ: TD BANK NA)		2.64%		02/05/26	10,000,000	10,000,000
Sales Tax CP Series B (LIQ: TD BANK NA)		2.67%		02/05/26	6,000,000	6,000,000
Sales Tax CP Series C (LIQ: BARCLAYS BANK PLC)		2.66%		02/11/26	7,130,000	7,130,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/26	300,000	303,212
Sr Sales Tax Bonds Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	2,570,000	2,570,000
Sr Sales Tax Bonds Series 2025B (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.18%)	(b)(c)(d)	3.50%	01/02/26	02/05/26	10,000,000	10,000,000
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2019C		5.00%		01/01/26	215,000	215,000
Massachusetts Development Finance Agency
RB (Boston Children’s Hospital) Series 2024U1 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	6,825,000	6,825,000
RB (Boston Children’s Hospital) Series 2024U2 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	11,150,000	11,150,000
RB (Boston Univ) Series 2025A		2.60%		01/15/26	40,250,000	40,250,000
RB (Boston Univ) Series 2025A		2.60%		02/03/26	26,400,000	26,400,000
RB (Boston Univ) Series 2025A		2.67%		03/04/26	30,000,000	30,000,000
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	3.52%		01/07/26	44,475,000	44,475,000
RB (Children’s Hospital) Series V 2024 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	50,000,000	50,000,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	1,685,000	1,685,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	11,260,000	11,260,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	5,050,000	5,050,000
RB (Partners HealthCare System) Series 2017S1		5.00%		07/01/26	100,000	101,085
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2009J2 (LOC: TD BANK NA)	(a)(b)	2.45%		01/02/26	5,130,000	5,130,000
Massachusetts HFA
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	4,400,000	4,400,000
Housing RB Series 2023A3		3.00%		06/01/26	170,000	170,011
Massachusetts Port Auth
RB Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.53%		01/02/26	1,235,000	1,235,000
RB Series 2021E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,810,000	2,810,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Water Resources Auth
Water CP Series 2016 (LOC: TD BANK NA)		2.66%		03/04/26	25,200,000	25,200,000
Water CP Series 2016 (LOC: TD BANK NA)		2.56%		06/18/26	30,000,000	30,000,000
Mississippi Home Corp S/F Mortgage
S/F Mortgage RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	6,250,000	6,250,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.39%		01/07/26	40,900,000	40,900,000
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.39%		01/07/26	4,000,000	4,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.38%		01/07/26	33,000,000	33,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.37%		01/07/26	80,500,000	80,500,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.38%		01/07/26	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)	3.38%		01/07/26	103,300,000	103,300,000
Nuveen Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.48%		01/07/26	20,000,000	20,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.47%		01/07/26	182,200,000	182,200,000
						886,191,808
MICHIGAN 2.3%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1	(c)	2.65%		03/02/26	15,000,000	15,000,000
Hospital RB (CHE Trinity Health) Series 2013MI2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	7,775,000	7,775,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.53%		01/02/26	3,135,000	3,135,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.37%	01/02/26	01/07/26	1,825,000	1,825,000
State Aid Revenue Notes Series 2025A2 (LOC: JPMORGAN CHASE BANK NA)		5.00%		08/20/26	10,375,000	10,517,456
Michigan Housing Development Auth
Rental Housing RB Series 2002A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.37%		01/07/26	31,430,000	31,430,000
Rental Housing RB Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.30%		01/07/26	6,420,000	6,420,000
Rental Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.47%		01/07/26	4,800,000	4,800,000
Rental Housing RB Series 2021A		0.80%		04/01/26	100,000	99,413
Rental Housing RB Series 2022A		3.30%		04/01/26	435,000	435,016
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	4,355,000	4,355,000
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	7,500,000	7,500,000
Rental Housing RB Series 2025A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	4,585,000	4,585,000
Rental Housing RB Series 2025A1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	12,000,000	12,000,000
S/F Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.35%		01/07/26	42,890,000	42,890,000
S/F Mortgage RB Series 2007F (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.35%		01/07/26	10,185,000	10,185,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S/F Mortgage RB Series 2009D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.30%		01/07/26	2,325,000	2,325,000
S/F Mortgage RB Series 2016B		2.45%		06/01/26	200,000	199,555
S/F Mortgage RB Series 2022B (LOC: BARCLAYS BANK PLC)	(a)	2.25%		01/07/26	23,440,000	23,440,000
S/F Mortgage RB Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	7,215,000	7,215,000
S/F Mortgage RB Series 2023A		3.00%		06/01/26	125,000	125,099
S/F Mortgage RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,820,000	3,820,000
S/F Mortgage RB Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.55%		01/02/26	3,135,000	3,135,000
S/F Mortgage RB Series 2025C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,625,000	2,625,000
Michigan Strategic Fund
RB (Greenville Venture Partners) Series 2018 (LOC: BMO BANK NA)	(a)	3.45%		01/07/26	5,250,000	5,250,000
RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)	3.36%		01/02/26	40,335,000	40,335,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO BANK NA)	(a)	3.35%		01/07/26	31,045,000	31,045,000
Solid Waste Disposal RB (Chevron) Series 2024	(a)	2.55%		01/02/26	20,150,000	20,150,000
Trinity Health Corp
Hospital RB (Trinity Health Credit Group) Series 2016MI1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.37%		01/07/26	21,500,000	21,500,000
Univ of Michigan
CP Notes Series L1		2.61%		01/13/26	15,000,000	15,000,000
CP Notes Series L1		2.68%		01/22/26	7,935,000	7,935,000
CP Notes Series L1		2.62%		02/19/26	23,815,000	23,815,000
Extendible CP Notes Series L2	(c)	2.72%	01/22/26	09/11/26	10,000,000	10,000,000
General RB Series 2009B		2.68%		03/04/26	18,250,000	18,250,000
General RB Series 2012A	(a)	3.15%		01/07/26	39,825,000	39,825,000
General RB Series 2012B	(a)	2.25%		01/02/26	400,000	400,000
						439,341,539
MINNESOTA 1.5%
Chippewa Cnty Solid Waste Disposal
Solid Waste Disposal RB (Riverview LLP) Series 2025 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	8,675,000	8,675,000
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)	3.45%		01/07/26	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.37%		01/07/26	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	20,000,000	20,000,000
Hennepin Cnty
GO CP Certificates Series C		2.60%		01/06/26	11,600,000	11,600,000
GO CP Certificates Series C		2.58%		02/03/26	10,400,000	10,400,000
GO CP Certificates Series C		2.59%		03/04/26	30,000,000	30,000,000
Minnesota Agri & Eco Dev Brd
Solid Waste Disposal RB (Spectro Alloys) Series 2024 (LOC: NATIXIS SA)	(a)	3.45%		01/07/26	10,755,000	10,755,000
Solid Waste Disposal RB (Spectro Alloys) Series 2025 (LOC: NATIXIS SA)	(a)	3.45%		01/07/26	4,375,000	4,375,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)	3.35%		01/07/26	7,500,000	7,500,000
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	20,000,000	20,000,000
Otter Tail Cnty
IDRB (Bongards Creameries) Series 2025 (LOC: COBANK ACB)	(a)(b)	3.45%		01/07/26	8,670,000	8,670,000
Rochester
Health Care Facilities RB (Mayo Clinic) CP Series 2008C		2.64%		01/12/26	50,000,000	50,000,000
Health Care Facilities RB (Mayo Clinic) Series 2008A	(a)	2.35%		01/07/26	600,000	600,000
Health Care Facilities RB (Mayo Clinic) Series 2014		2.68%		02/18/26	52,000,000	52,000,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.37%		01/07/26	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/07/26	5,465,000	5,465,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	20,000,000	20,000,000
						286,045,000
MISSISSIPPI 0.3%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010A	(a)	2.37%		01/07/26	35,000,000	35,000,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(a)	2.50%		01/02/26	1,700,000	1,700,000
IDRB (Chevron) Series 2007B	(a)	2.50%		01/02/26	1,190,000	1,190,000
IDRB (Chevron) Series 2007C	(a)	2.50%		01/02/26	10,760,000	10,760,000
IDRB (Chevron) Series 2010H	(a)	2.50%		01/02/26	4,725,000	4,725,000
IDRB (Chevron) Series 2011A	(a)	2.50%		01/02/26	1,445,000	1,445,000
IDRB (Chevron) Series 2011B	(a)	2.50%		01/02/26	1,910,000	1,910,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.45%		01/07/26	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.45%		01/07/26	4,760,000	4,760,000
						66,490,000
MISSOURI 0.5%
Missouri Health & Educational Facilities Auth
CP (BJC Health System) Series D		2.66%		02/05/26	6,000,000	6,000,000
Health Facilities RB (BJC Health) Series 2008C	(a)	3.32%		01/07/26	40,585,000	40,585,000
Health Facilities RB (BJC Health) Series 2008D	(a)	3.32%		01/07/26	11,210,000	11,210,000
Health Facilities RB (BJC Health) Series 2025A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,950,000	2,950,000
Health Facilities RB (CoxHealth) Series 2008BC (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	13,330,000	13,330,000
RB (BJ Health System) Series 2021B		4.00%		05/01/26	400,000	403,126
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	9,105,000	9,105,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
St. Louis Cnty IDA
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/07/26	4,435,000	4,435,000
						88,018,126
NEBRASKA 0.7%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	655,000	655,000
Douglas Cnty Hosp Auth NO 2
Health Facilities RB (Children’s Hospital) Series 2017 (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.36%	01/02/26	01/07/26	4,435,000	4,435,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2024E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,225,000	2,225,000
S/F Housing RB Series 2025C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
SF Housing RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	17,000,000	17,000,000
Nebraska Public Power District
CP Series A (LOC: BANK OF AMERICA NA)		2.64%		03/05/26	46,000,000	46,000,000
CP Series A (LOC: BANK OF AMERICA NA)		2.60%		03/17/26	16,500,000	16,500,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)	3.36%		01/07/26	3,880,000	3,880,000
IDRB (Cargill) Series 2010B	(a)	3.35%		01/07/26	3,000,000	3,000,000
RB (Cargill) Series 2019	(a)	3.36%		01/07/26	32,000,000	32,000,000
Wastewater & Solid Waste Disposal Facilities Refunding RB (Cargill) Series 2012	(a)	3.36%		01/07/26	11,665,000	11,665,000
						142,360,000
NEVADA 0.8%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/07/26	107,020,000	107,020,000
Las Vegas Valley Water District
GO Water Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	5,615,000	5,615,000
Water LT GO Bonds Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	01/22/26	4,595,000	4,595,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.40%		01/07/26	8,200,000	8,200,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.40%		01/07/26	8,165,000	8,165,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.40%		01/07/26	14,210,000	14,210,000
						147,805,000
NEW HAMPSHIRE 0.8%
National Fin Auth
Health Care Facilities RB (Novant Health) Series 2024C (LOC: TRUIST BANK)	(a)	3.34%		01/07/26	62,200,000	62,200,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Hampshire Business Finance Auth
Recovery Zone Facility RB (Lonza Biologics) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.36%		01/07/26	16,000,000	16,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.36%		01/07/26	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	3.36%		01/07/26	45,000,000	45,000,000
						153,200,000
NEW JERSEY 2.7%
Berkeley Township
BAN 2025A		3.75%		03/18/26	10,682,000	10,702,711
BlackRock Munihodings New Jersey Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.48%		01/07/26	239,600,000	239,600,000
Branchburg Township
BAN Series 2025A		3.50%		04/22/26	19,330,000	19,357,104
Brick Township
BAN 2025		3.75%		03/17/26	21,744,700	21,786,740
Carteret
BAN 2025		3.50%		05/28/26	21,967,000	22,005,328
Hamilton Township
BAN 2025A		3.75%		05/13/26	21,646,000	21,693,390
Hudson Cnty Improvement Auth
BAN 2025A		4.00%		03/12/26	9,339,000	9,359,075
Lacey Township
BAN 2025A		3.75%		05/05/26	14,000,000	14,020,532
Mercer Cnty
BAN 2025A		4.00%		03/31/26	50,000,000	50,138,648
Monroe Township
BAN		3.50%		05/29/26	26,000,000	26,049,770
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB (Meadow Brook Apt) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.40%		01/07/26	3,960,000	3,960,000
Ocean Township
BAN 2025		3.50%		08/18/26	12,979,000	13,040,542
Plainsboro Township
BAN 2025		4.00%		07/23/26	10,000,000	10,054,789
Ridgewood NJ
BAN 2025		4.00%		10/08/26	31,000,000	31,314,484
Somers Point
BAN 2025		3.75%		08/26/26	10,600,000	10,671,406
Tenafly
BAN		3.50%		05/21/26	10,000,000	10,014,738
West Orange Township
BAN 2025		4.00%		03/19/26	11,439,928	11,469,140
						525,238,397
NEW YORK 12.1%
Amityville UFSD
TAN 2025-2026		3.25%		06/25/26	16,000,000	16,046,438
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ardsley NY UFSD
BAN 2025B		3.25%		06/03/26	12,633,844	12,669,719
Arizona IDA
RB (Zeta Charter Schools-New York City Project) Series 2024A (LOC: PNC BANK NA)	(b)(c)(d)	3.42%		01/07/26	6,750,000	6,750,000
Baldwinsville CSD
BAN 2025B		4.00%		07/17/26	35,100,000	35,273,592
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	600,000	600,000
Cheektowaga-Maryvale UFSD
BAN 2025		3.50%		06/23/26	20,000,000	20,037,424
Churchville-Chili CSD
BAN 2025		4.50%		06/25/26	21,800,000	21,947,155
Colonie
BAN 2025B		3.70%		05/08/26	12,000,000	12,014,002
Connetquot CSD
TAN 2025-2026		3.25%		06/24/26	25,000,000	25,085,708
Cornwall CSD
BAN 2025		4.50%		06/17/26	7,944,338	7,995,173
Deer Park UFSD
TAN 2025-2026		3.50%		06/24/26	7,000,000	7,028,230
East Greenbush CSD
BAN Series 2025B		3.25%		12/10/26	18,261,100	18,371,975
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	2,985,000	2,985,000
Eastport South Manor CSD
TAN 2025-2026		3.25%		02/06/26	15,000,000	15,010,283
Elwood UFSD
TAN 2025-2026		3.25%		06/18/26	12,360,000	12,400,024
Farmingdale NY
BAN 2025B		3.25%		09/24/26	11,850,000	11,910,396
Fayetteville-Manlius CSD
BAN 2025B		4.00%		07/16/26	12,440,000	12,489,513
Glen Cove SD
BAN 2025		3.50%		06/25/26	22,000,000	22,053,907
Grand Island
BAN 2025		4.00%		10/02/26	22,000,000	22,265,251
Half Hollow Hills CSD
TAN 2025-2026		3.25%		06/24/26	32,000,000	32,101,823
Hilton CSD
BAN 2025		3.75%		06/26/26	12,700,000	12,740,115
Huntington UFSD
TAN 2025-2026		3.25%		06/18/26	14,500,000	14,554,868
Hyde Park CSD
BAN 2025		3.75%		06/24/26	25,151,177	25,221,630
Islip UFSD
TAN 2025-2026		3.25%		06/18/26	17,720,000	17,777,380
Ithaca CSD
BAN 2025		4.00%		07/10/26	15,680,000	15,756,402
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Katonah-Lewisboro UFSD
BAN 2025		3.50%		06/03/26	9,018,083	9,038,137
Kings Park CSD
TAN 2025-2026		3.25%		06/18/26	10,900,000	10,930,015
Kingston
BAN 2025B		3.40%		04/10/26	18,576,476	18,601,913
Lancaster CSD
BAN 2025		3.50%		06/05/26	42,000,000	42,094,628
Mahopac CSD
BAN 2025		3.75%		07/24/26	18,900,000	18,982,620
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	11,840,000	11,840,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	2.45%		01/02/26	185,000	185,000
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(a)	2.55%		01/02/26	26,810,000	26,810,000
Transportation RB Series 2005D2 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	10,170,000	10,170,000
Transportation Refunding RB Series 2002D2B (LOC: TRUIST BANK)	(a)	2.50%		01/02/26	4,400,000	4,400,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	5,100,000	5,100,000
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(a)	2.50%		01/02/26	2,350,000	2,350,000
Middletown City SD
BAN 2025		3.25%		12/02/26	22,937,489	23,078,504
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	11,410,000	11,410,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)	3.43%		01/07/26	2,950,000	2,950,000
New Windsor
BAN 2025		3.50%		06/26/26	44,500,000	44,613,932
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	1,500,000	1,500,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	5,950,000	5,950,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	1,270,000	1,270,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	6,155,000	6,155,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	2.50%		01/02/26	3,795,000	3,795,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%	01/02/26	08/01/44	3,200,000	3,200,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF MONTREAL)	(a)	2.52%		01/02/26	550,000	550,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	2.50%		01/02/26	1,415,000	1,415,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,275,000	6,275,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.60%		01/02/26	12,000,000	12,000,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	2.45%	01/02/26	03/01/48	1,405,000	1,405,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	5,870,000	5,870,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2021 Series A1		5.00%		08/01/26	3,500,000	3,551,695
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	24,900,000	24,900,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	12,115,000	12,115,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	2.45%		01/02/26	2,705,000	2,705,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	2,280,000	2,280,000
GO Bonds Fiscal 2025 Series G1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	5,390,000	5,390,000
GO Bonds Fiscal 2025 Series G1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	26,850,000	26,850,000
GO Bonds Fiscal 2025 Series G2 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	17,600,000	17,600,000
GO Bonds Fiscal 2025 Series G3 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	5,425,000	5,425,000
GO Bonds Fiscal 2026 Series A2 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	14,000,000	14,000,000
GO Bonds Fiscal 2026 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,665,000	6,665,000
New York City Housing Development Corp
M/F Housing RB Series 2014G1 & 2015D1B (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	9,770,000	9,770,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,160,000	3,160,000
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.35%		01/07/26	63,060,000	63,060,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.31%		01/07/26	20,465,000	20,465,000
M/F Housing RB Series 2022 A&C1&E2 (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	8,205,000	8,205,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.35%		01/07/26	24,615,000	24,615,000
M/F Housing RB Series 2024F1A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	2,000,000	2,000,000
M/F Housing RB Series 2025F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,265,000	4,265,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	12,090,000	12,090,000
M/F Rental Housing RB (90 West St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.30%		01/07/26	5,740,000	5,740,000
M/F Rental Housing RB (The Balton) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	7,050,000	7,050,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	2,500,000	2,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	8,795,000	8,795,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series EE1 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	35,325,000	35,325,000
Water & Sewer System 2nd General resolution RB Fiscal 2025 Series EE2 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	2.49%		01/02/26	6,700,000	6,700,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	3,165,000	3,165,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	22,135,000	22,135,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(a)	3.30%		01/07/26	505,000	505,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	1,500,000	1,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	1,400,000	1,400,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	7,155,000	7,155,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	2.50%		01/02/26	5,000,000	5,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%	01/02/26	01/07/26	1,825,000	1,825,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,780,000	4,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	2.50%		01/02/26	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	2.50%		01/02/26	70,325,000	70,325,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	10,850,000	10,850,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	1,200,000	1,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,800,000	1,800,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.45%		01/02/26	6,685,000	6,685,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	900,000	900,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	2.50%		01/02/26	41,450,000	41,450,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.60%		01/02/26	10,125,000	10,125,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	10,790,000	10,790,000
Water & Sewer System RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(a)	3.31%		01/07/26	13,730,000	13,730,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	54,100,000	54,100,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	7,235,000	7,235,000
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	5,600,000	5,600,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	2.48%		01/02/26	14,000,000	14,000,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	700,000	700,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	4,735,000	4,735,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2016 Series A5 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	2.60%		01/02/26	5,300,000	5,300,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	3,720,000	3,720,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	1,955,000	1,955,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C7 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	6,625,000	6,625,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	800,000	800,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	2,600,000	2,600,000
Future Tax Secured Sub Bonds Fiscal 2021 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	2.45%		01/02/26	6,675,000	6,675,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,520,000	3,520,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	6,465,000	6,465,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	17,975,000	17,975,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	13,500,000	13,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	18,275,000	18,275,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	1,210,000	1,210,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.33%		01/07/26	12,640,000	12,640,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	7,500,000	7,500,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,975,000	2,975,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	420,000	420,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H2 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	4,850,000	4,850,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H3 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	1,250,000	1,250,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	8,735,000	8,735,000
Future Tax Secured Sub Bonds Fiscal 2026 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	3,000,000	3,000,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2026 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,125,000	3,125,000
Future Tax Secured Sub Bonds Fiscal 2026 Series A2 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	14,320,000	14,320,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	485,000	485,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	14,000,000	14,000,000
RB (Cornell Univ) Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	5,000,000	5,000,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	8,230,000	8,230,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,085,000	7,085,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	7,420,000	7,420,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	12,585,000	12,585,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	6,175,000	6,175,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	4,810,000	4,810,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	9,215,000	9,215,000
State Personal Income Tax RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,750,000	3,750,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	3,525,000	3,525,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,725,000	3,725,000
State Personal Income Tax RB Series 2025C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	12,900,000	12,900,000
State Sales Tax RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	1,635,000	1,635,000
New York State HFA
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.55%		01/07/26	27,425,000	27,425,000
Housing RB (316 11th Ave) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.30%		01/07/26	15,640,000	15,640,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.48%		01/07/26	2,070,000	2,070,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.33%		01/07/26	21,230,000	21,230,000
Housing RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(a)	2.35%		01/07/26	525,000	525,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	20,175,000	20,175,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.52%		01/07/26	2,350,000	2,350,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	35,000,000	35,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Mortgage Agency
Homeowner Mortgage RB Series 205		2.40%		04/01/26	330,000	329,666
Homeowner Mortgage RB Series 221		2.00%		04/01/26	150,000	149,711
Homeowner Mortgage RB Series 226		1.60%		04/01/26	100,000	99,710
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	2.30%		01/07/26	5,000,000	5,000,000
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(a)	2.35%		01/07/26	3,340,000	3,340,000
Homeowner Mortgage RB Series 259		3.60%		04/01/26	100,000	100,170
Homeowner Mortgage RB Series 270 (LIQ: BARCLAYS BANK PLC)	(a)	2.25%		01/07/26	1,095,000	1,095,000
New York State Power Auth
CP Series 1		2.69%		01/13/26	27,750,000	27,750,000
New York State Power Auth Green Transmission
RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.37%		01/07/26	3,750,000	3,750,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	13,520,000	13,520,000
State Personal Income Tax RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	5,335,000	5,335,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	2,835,000	2,835,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	10,875,000	10,875,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.37%		01/07/26	3,675,000	3,675,000
State Personal Income Tax RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	5,000,000	5,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	2,240,000	2,240,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	2,760,000	2,760,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	5,625,000	5,625,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
Niskayuna CSD
BAN 2025		3.50%		06/26/26	20,915,000	20,958,721
North Babylon NY UFSD
TAN 2025-2026		3.25%		06/25/26	5,000,000	5,017,126
Northport-East Northport UFSD
TAN 2025-2026		3.50%		06/24/26	23,500,000	23,599,079
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.37%		01/07/26	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.37%		01/07/26	10,300,000	10,300,000
Orchard Park CSD
BAN 2025		4.25%		05/01/26	41,401,016	41,479,034
Penfield Central SD
BAN 2025		3.50%		06/25/26	8,000,000	8,015,140
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.37%		01/07/26	2,305,000	2,305,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	595,000	595,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.36%		01/07/26	760,000	760,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	8,440,000	8,440,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	800,000	800,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	1,125,000	1,125,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	800,000	800,000
Consolidated Bonds 248th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	2,000,000	2,000,000
Riverhead
BAN 2025A		3.50%		02/20/26	14,000,000	14,012,611
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	3,365,000	3,365,000
Rye CSD
BAN 2025		3.50%		06/26/26	10,000,000	10,021,384
Sayville UFSD
TAN 2025-2026		3.15%		06/24/26	10,000,000	10,034,535
Skaneateles CSD
BAN 2025		3.75%		06/25/26	10,000,000	10,029,556
Smithtown CSD
TAN 2025-2026		4.00%		06/25/26	43,000,000	43,320,857
Southold
BAN 2025		3.25%		09/18/26	17,840,345	17,926,049
Suffolk Cnty
TAN Series 2026		4.00%		07/24/26	25,000,000	25,203,474
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2025A		5.00%		05/15/26	20,285,000	20,463,176
General RB Series 2003B2 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	1,555,000	1,555,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	1,335,000	1,335,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	950,000	950,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,030,000	4,030,000
General RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	7,910,000	7,910,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	11,895,000	11,895,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(a)	2.45%		01/02/26	10,300,000	10,300,000
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,785,000	6,785,000
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	530,000	530,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A, 2021C1A & 2021C3 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.36%		01/07/26	1,250,000	1,250,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	22,115,000	22,115,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,945,000	2,945,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	8,000,000	8,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sales Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	1,000,000	1,000,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,555,000	7,555,000
Sales Tax RB Series 2023A & 2022A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	510,000	510,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	2,100,000	2,100,000
Sales Tax RB Series 2024A1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,715,000	1,715,000
Ulster Cnty
BAN 2025		3.25%		11/13/26	30,000,000	30,176,573
Vestal CSD
BAN 2025		4.00%		06/26/26	12,900,000	12,958,275
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	1,775,000	1,775,000
West Babylon UFSD
TAN 2025-2026		4.00%		06/26/26	20,000,000	20,131,951
West Genesee CSD
BAN 2025A		3.75%		06/25/26	15,605,000	15,653,280
West Islip UFSD
TAN 2025-2026		3.25%		06/18/26	14,000,000	14,042,450
Westhampton Beach UFSD
TAN 2025-2026		3.25%		06/24/26	10,000,000	10,038,260
						2,326,193,240
NORTH CAROLINA 0.4%
Charlotte-Mecklenburg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(a)	2.50%		01/02/26	4,880,000	4,880,000
Cumberland Cnty Industrial Facilities & Pollution Control Financing Auth
RB (Cargill) Series 2022	(a)	3.36%		01/07/26	15,000,000	15,000,000
North Carolina
GO Bonds Series 2019B (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	20,000,000	20,000,000
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (FirstHealth of Carolinas) Series 2017 (LOC: TRUIST BANK)	(a)	2.45%		01/02/26	655,000	655,000
Wisconsin Public Finance Auth
RB (Charlotte-Mecklenburg) Series 2018C & 2018E (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.38%	01/02/26	01/07/26	20,000,000	20,000,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)	3.52%		01/07/26	7,000,000	7,000,000
						67,535,000
NORTH DAKOTA 0.1%
Pembina Cnty
Solid Waste Disposal RB (American Crystal Sugar Company) Series 2025 (LOC: COBANK ACB)	(a)(b)	3.45%		01/07/26	14,750,000	14,750,000
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)	3.38%		01/07/26	2,065,000	2,065,000
						16,815,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OHIO 2.7%
Akron, Bath & Copley Jt Township Hospital District
RB (Concordia Lutheran) Series 2013A (LOC: TRUIST BANK)	(a)	3.38%		01/07/26	2,355,000	2,355,000
RB (Concordia Lutheran) Series 2018B (LOC: TRUIST BANK)	(a)	3.38%		01/07/26	6,325,000	6,325,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	6,675,000	6,675,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025C (LOC: PNC BANK NA)	(a)	3.30%		01/07/26	11,235,000	11,235,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025D (LOC: TRUIST BANK)	(a)	2.50%		01/02/26	75,825,000	75,825,000
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010C (LOC: TRUIST BANK)	(a)	2.50%		01/02/26	11,990,000	11,990,000
Hospital Facilities RB (Mercy Health) Series 2012B (LOC: TD BANK NA)	(a)	2.35%		01/07/26	22,195,000	22,195,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)	2.70%		01/07/26	15,040,000	15,040,000
Airport RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.36%		01/07/26	2,500,000	2,500,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	3,870,000	3,870,000
Hospital Facilities RB (OhioHealth) Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,810,000	2,810,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)	(a)	2.25%		01/07/26	945,000	945,000
RB (Trinity Health) Series 2013OH	(c)	2.95%		02/02/26	11,000,000	11,000,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	4,775,000	4,775,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	10,575,000	10,575,000
Nationwide Children’s Hospital
Hospital Refunding RB (Nationwide Children’s Hospital) Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	11,250,000	11,250,000
Variable Rate Demand Hospital RB (Nationwide Childrens Hospital) Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.35%		01/07/26	9,000,000	9,000,000
Variable Rate Demand Hospital RB (Nationwide Childrens Hospital) Series 2025B2 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.55%		01/02/26	12,000,000	12,000,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NA)	(a)	2.30%		01/02/26	19,455,000	19,455,000
Hospital RB (University Hospitals Health System Inc) Series 2025C (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	2.50%		01/02/26	14,400,000	14,400,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.36%		01/07/26	3,800,000	3,800,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.36%		01/07/26	6,000,000	6,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio HFA
Residential Mortgage RB Series 2006J (LIQ: TD BANK NA)	(a)	2.40%		01/07/26	1,790,000	1,790,000
Residential Mortgage RB Series 2016J (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.25%		01/07/26	12,825,000	12,825,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.55%		01/07/26	5,325,000	5,325,000
Residential Mortgage RB Series 2024A		5.00%		03/01/26	300,000	301,021
Residential Mortgage RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	6,480,000	6,480,000
Residential Mortgage RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,655,000	7,655,000
Residential Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.61%		03/02/26	14,000,000	14,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.62%		03/16/26	6,150,000	6,150,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.64%		02/03/26	30,000,000	30,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.61%		03/02/26	24,500,000	24,500,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.62%		03/16/26	17,495,000	17,495,000
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	15,020,000	15,020,000
Ohio Hospital Facilities
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/01/26	670,000	670,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)	3.36%		01/07/26	75,000,000	75,000,000
Ohio Water Development Auth
Fresh Water Revenue CP (LIQ: TD BANK NA)		2.63%		03/04/26	11,500,000	11,500,000
Water Pollution Control Fund RB Series 2024C (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	11,400,000	11,400,000
						509,131,021
OKLAHOMA 0.1%
Oklahoma Turnpike Auth
2nd Sr RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	9,955,000	9,955,000
Oklahoma Water Utilities Trust
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.63%		03/18/26	6,000,000	6,000,000
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.65%		03/18/26	1,000,000	1,000,000
						16,955,000
OREGON 1.4%
Deschutes Cnty SD No 1
GO Bonds Series 2019 (GTY: OREGON (STATE OF))		5.00%		06/15/26	150,000	151,463
Gladstone SD No 115
GO Refunding Bonds Series 2014 (GTY: OREGON (STATE OF))	(e)	2.68%		06/15/26	1,000,000	987,991
Oregon
GO Bonds Series 2025A		5.00%		05/01/26	9,130,000	9,185,241
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		2.62%		01/06/26	29,246,000	29,246,000
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		2.65%		01/06/26	44,070,000	44,070,000
Highway Tax 2nd Sub Lien CP Notes Series A1B1 (LOC: WELLS FARGO BANK NA)		2.65%		01/06/26	51,853,000	51,853,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		2.62%		01/06/26	14,000,000	13,999,955
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.39%		01/07/26	16,300,000	16,300,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.80%		01/07/26	1,570,000	1,570,000
Port of Portland Airport
Airport RB Series 27A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	2,675,000	2,675,000
Airport RB Series 28		5.00%		07/01/26	450,000	454,652
Airport RB Series 28 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.38%		01/07/26	7,015,000	7,015,000
Airport RB Series 28 & 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.68%		01/02/26	19,965,000	19,965,000
Airport RB Series 29 (LIQ: CITIBANK NA)	(b)(c)(d)	3.36%		01/07/26	11,950,000	11,950,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	5,640,000	5,640,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.42%		01/07/26	9,375,000	9,375,000
Airport RB Series 29 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	3,160,000	3,160,000
Airport RB Series 29 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.42%		01/07/26	4,195,000	4,195,000
Airport RB Series 30A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.70%		01/02/26	4,245,000	4,245,000
Airport RB Series 30A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	3,335,000	3,335,000
Airport RB Series 30A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.42%		01/07/26	2,980,000	2,980,000
RB Series 27A		5.00%		07/01/26	105,000	105,994
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.35%		01/07/26	14,750,000	14,750,000
Portland Housing Auth
M/F Housing RB (Civic Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.35%		01/07/26	7,800,000	7,800,000
						265,009,296
PENNSYLVANIA 3.4%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran) Series 2016A (LOC: TRUIST BANK)	(a)	3.38%		01/07/26	22,795,000	22,795,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(a)	3.38%		01/07/26	4,035,000	4,035,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(a)	3.38%		01/07/26	11,780,000	11,780,000
Butler Cnty IDA
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(a)	3.38%		01/07/26	4,640,000	4,640,000
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)	3.38%		01/07/26	6,885,000	6,885,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.42%		01/07/26	12,520,000	12,520,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of York Redevelopment Auth
RB Series 2002 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	540,000	540,000
Delaware Valley Regional Finance Auth
Local Government RB Series 2025B (LOC: BANK OF AMERICA NA)	(a)	2.43%		01/07/26	53,600,000	53,600,000
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(a)	2.35%		01/07/26	2,780,000	2,780,000
RB Series 2022E (LOC: TD BANK NA)	(a)	2.35%		01/07/26	24,875,000	24,875,000
RB Series 2024B (LOC: TD BANK NA)	(a)	2.45%		01/02/26	15,590,000	15,590,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.42%		01/07/26	4,790,000	4,790,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2012B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.58%		01/02/26	5,895,000	5,895,000
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.36%		01/07/26	2,000,000	2,000,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.40%		01/07/26	4,915,000	4,915,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.36%		01/07/26	3,045,000	3,045,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.36%		01/07/26	6,310,000	6,310,000
Northampton Cnty General Purpose Auth
Hospital RB (St Luke’s Univ Health) Series 2024B (LOC: TD BANK NA)	(a)	2.45%		01/02/26	15,695,000	15,695,000
Pennsylvania Economic Development Financing Auth
Economic Development RB 2005 Series B2 (LOC: PNC BANK NA)	(a)	3.40%		01/07/26	1,000,000	1,000,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NA)	(a)	3.40%		01/07/26	500,000	500,000
RB (UPMC) Series 2023D2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	142,405,000	142,405,000
Pennsylvania HFA
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	6,690,000	6,690,000
S/F Mortgage RB Series 2021-134B		5.00%		04/01/26	400,000	401,617
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	17,900,000	17,900,000
S/F Mortgage RB Series 2023-143A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,500,000	4,500,000
S/F Mortgage RB Series 2023-143A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.55%		01/02/26	7,000,000	7,000,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	6,000,000	6,000,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.36%		01/07/26	2,165,000	2,165,000
S/F Mortgage RB Series 2024-147A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.55%		01/02/26	3,000,000	3,000,000
S/F Mortgage RB Series 2025-148A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	8,000,000	8,000,000
S/F Mortgage RB Series 2025-148A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	960,000	960,000
S/F Mortgage RB Series 2025-149A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	10,000,000	10,000,000
S/F Mortgage RB Series 2025-149A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	9,000,000	9,000,000
S/F Mortgage RB Series 2025-150A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	4,000,000	4,000,000
S/F Mortgage RB Series 2025-150A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.53%		01/02/26	13,450,000	13,450,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S/F Mortgage RB Series 2025-150A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	8,000,000	8,000,000
S/F Mortgage RB Series 2025-150A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.40%		01/07/26	2,000,000	2,000,000
RB (Thomas Jefferson Univ) Series 2024D1 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	5,000,000	5,000,000
RB (Thomas Jefferson Univ) Series 2024D3 (LOC: TRUIST BANK)	(a)	2.55%		01/02/26	48,900,000	48,900,000
RB (Thomas Jefferson Univ) Series 2024D4 (LOC: TRUIST BANK)	(a)	2.55%		01/02/26	55,545,000	55,545,000
Pennsylvania State Turnpike Commission
Sub Turnpike Refunding RB 2nd Series 2025 (LOC: BANK OF AMERICA NA)	(a)	3.32%		01/07/26	25,000,000	25,000,000
Turnpike Refunding RB Series 2023B (LOC: TD BANK NA)	(a)	3.36%		01/07/26	16,015,000	16,015,000
Philadelphia Water & Wastewater
Water & Wastewater CP Series B (LOC: ROYAL BANK OF CANADA)		2.68%		05/07/26	1,260,000	1,260,000
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.66%		01/06/26	7,000,000	7,000,000
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.75%		01/06/26	10,000,000	10,000,000
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.68%		02/05/26	2,500,000	2,500,000
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.54%		01/07/26	6,460,000	6,460,000
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.63%		03/03/26	2,334,000	2,334,000
Pocono Mountains Industrial Park Auth
Hospital RB (St. Luke’s Hospital) Series 2015A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	6,000,000	6,000,000
South Central General Auth
RB (WellSpan Health Obligated Group) Series 2019E (LIQ: BANK OF AMERICA NA)	(a)	2.55%		01/02/26	5,000,000	5,000,000
Villanova Univ
RB (Villanova Univ) Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.47%	01/02/26	02/19/26	10,000,000	10,000,000
						655,675,617
RHODE ISLAND 0.1%
North Kingstown
GO BAN 2025-1		4.00%		06/25/26	10,000,000	10,046,273
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,065,000	5,065,000
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 82-A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	4,500,000	4,500,000
Homeownership Opportunity Bonds Series 85A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,000,000	4,000,000
						23,611,273
SOUTH CAROLINA 1.7%
Berkeley Cnty SD
GO Bonds Series 2025A (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		06/01/26	2,550,000	2,573,260
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charleston County SD
GO BAN Series 2025B		5.00%		05/07/26	30,825,000	31,017,444
GO Bonds Series 2025B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		3.75%		03/01/26	107,000,000	107,187,904
Clover CSD No 2
GO BAN 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		10/01/26	4,800,000	4,883,037
Greenville Cnty SD
GO Bonds Series 2025C (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		06/29/26	19,100,000	19,318,326
Lexington Cnty SD No 1
GO Bonds Series 2025B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		03/02/26	870,000	873,024
Orangeburg Cnty SD
GO BAN 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		08/13/26	16,825,000	17,062,003
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023B1	(b)(c)(d)	3.35%		01/07/26	14,840,000	14,840,000
Richland Cnty SD No 1
GO Refunding Bonds Series 2014C (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		3.00%		03/01/26	625,000	625,034
South Carolina Association of Gov Org
COP Series 2025B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		03/02/26	34,315,000	34,444,964
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.37%		01/07/26	4,730,000	4,730,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	13,000,000	13,000,000
Hospital RB (Prisma Health) Series 2018C (LOC: TD BANK NA)	(a)	2.45%		01/02/26	8,580,000	8,580,000
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	(a)	3.36%		01/07/26	33,265,000	33,265,000
South Carolina Ports Auth
RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.38%		01/07/26	2,590,000	2,590,000
South Carolina Public Service Auth
Refunding RB Series 2024B & 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,060,000	2,060,000
Sub Revenue CP Series B (LOC: BARCLAYS BANK PLC)		2.65%		03/04/26	25,132,000	25,132,000
						322,181,996
SOUTH DAKOTA 0.4%
South Dakota Economic Development Finance Auth
Solid Waste Disposal (County Line Dairy Project) RB Series 2024 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	8,780,000	8,780,000
Solid Waste Disposal RB (Plainview Dairy) Series 2025 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	8,375,000	8,375,000
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	45,000,000	45,000,000
Solid Waste Disposal RB (Riverview LLP) Series 2023 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	12,500,000	12,500,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2021A		0.60%		11/01/26	200,000	195,943
Homeownership Mortgage Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.36%		01/07/26	4,100,000	4,100,000
						78,950,943
TENNESSEE 1.8%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)	2.72%		01/07/26	1,935,000	1,935,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.36%		01/07/26	595,000	595,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)	3.35%		01/07/26	36,365,000	36,365,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(a)	3.34%		01/07/26	91,105,000	91,105,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		2.71%		02/04/26	45,000,000	45,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series 2024 (LIQ: TD BANK NA)		2.64%		01/13/26	42,000,000	42,000,000
GO CP Series 2024 (LIQ: TD BANK NA)		2.66%		02/05/26	5,000,000	5,000,000
GO CP Series 2024 (LIQ: TD BANK NA)		2.62%		02/12/26	20,000,000	20,000,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.64%		02/03/26	15,000,000	15,000,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.65%		03/03/26	25,000,000	25,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	3,085,000	3,085,000
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(a)	2.45%		01/02/26	8,000,000	8,000,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)	2.40%		01/07/26	27,155,000	27,155,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	2,500,000	2,500,000
Tennessee Housing Development Agency
Residential Finance Program Bonds Series 2019-3		1.65%		07/01/26	620,000	616,303
Residential Finance Program Bonds Series 2020-4		0.85%		07/01/26	165,000	162,931
Residential Finance Program Bonds Series 2021-1		0.80%		07/01/26	495,000	488,789
Residential Finance Program Bonds Series 2025-3 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	20,000,000	20,000,000
						344,008,023
TEXAS 22.1%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	125,000	125,197
Aldine ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,383
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	6,235,000	6,235,000
Allen ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	190,000	190,495
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	3,100,000	3,100,000
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	110,000	110,273
Alvin ISD
ULT GO Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	2,935,000	2,935,000
Arlington Higher Education Finance Corp
Education RB (Great Hearts America) Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	375,000	377,853
Education RB (Riverwalk Education Foundation) Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	250,000	253,331
Education Refunding RB (Harmony Public Schools) Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	895,000	897,024
Arlington ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	120,000	120,304
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	280,000	280,720
Austin ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	4,000,000	4,000,000
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	355,000	359,498
Belton ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	700,000	701,770
Boerne ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	350,000	350,615
Borden Cnty ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,075,000	1,077,722
Brazosport ISD
ULT GO Refunding Bonds Serie 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	200,418
Brock ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	105,000	106,414
Brownsville ISD
ULT GO Refunding Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/26	300,000	300,402
Bushland ISD
ULT GO Refunding Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,000,000	1,002,280
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	3.37%		01/07/26	28,500,000	28,500,000
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)	3.36%		01/07/26	45,400,000	45,400,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.37%		01/07/26	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.37%		01/07/26	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NA)	(a)	3.36%		01/07/26	31,175,000	31,175,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.37%		01/07/26	32,300,000	32,300,000
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.37%		01/07/26	27,500,000	27,500,000
Canton ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,670,000	2,670,000
Canutillo ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,875,000	2,875,000
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.36%		01/07/26	12,830,000	12,830,000
Carroll ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	110,000	110,273
Castleberry ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,260
Celina ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	225,000	225,571
Channelview ISD
ULT Refunding GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	125,000	126,753
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	2,340,000	2,340,000
City of San Antonio Electric & Gas Systems Revenue
Electric & Gas Systems Refunding RB Series 2018A		5.00%		02/01/26	155,000	155,275
Clear Creek ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	500,000	501,241
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,381
ULT GO Refunding Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	270,000	270,703
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clifton Higher Ed Finance Corp
Education Refunding RB (IDEA Public Schools) Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	535,000	542,620
Education Refunding RB (International Leadership of Texas) Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	4,825,000	4,825,000
Clint ISD
ULT Refunding GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	575,000	582,695
Comal ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	225,000	225,398
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	185,000	185,316
Conroe ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	5,700,000	5,700,000
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	5,645,000	5,645,000
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(b)(c)(d)	3.44%	01/02/26	03/26/26	10,975,000	10,975,000
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,381
Coppell ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(e)	2.65%		08/15/26	225,000	221,358
Corpus Christi ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	101,353
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	100,000	100,748
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	450,000	456,128
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	595,000	596,526
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	200,496
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	170,000	170,422
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)	3.35%		01/07/26	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)	3.35%		01/07/26	24,500,000	24,500,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.45%		01/07/26	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.65%		01/07/26	10,000,000	10,000,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.63%		01/14/26	2,500,000	2,500,000
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.66%		01/14/26	20,500,000	20,500,000
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.63%		02/19/26	3,900,000	3,900,000
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.60%		03/18/26	3,600,000	3,600,000
Waterworks & Sewer CP Notes Series G (LIQ: BANK OF AMERICA NA)		2.69%		01/22/26	5,000,000	5,000,000
Waterworks & Sewer CP Notes Series G (LIQ: BANK OF AMERICA NA)		2.63%		02/03/26	3,400,000	3,400,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,370,000	2,370,000
Sr Sub Lien Sales Tax Revenue CP Series I		2.67%		02/04/26	12,000,000	12,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		2.69%		02/12/26	11,597,000	11,597,000
Sr Sub Lien Sales Tax Revenue CP Series I		2.71%		02/24/26	15,453,000	15,453,000
Sr Sub Lien Sales Tax Revenue CP Series III	(c)	2.72%	03/03/26	09/04/26	38,000,000	38,000,000
Dallas ISD
ULT GO Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,366
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	125,000	125,324
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,740,000	1,744,407
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,750,000	3,750,000
ULT GO Refunding Bonds Series 2025B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	180,000	180,468
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)	3.35%		01/07/26	31,180,000	31,180,000
Decatur ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	400,000	405,388
Deer Park ISD
LT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/26	150,000	150,027
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	250,000	253,408
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	125,000	125,325
Del Valle ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		06/15/26	285,000	287,828
Denison ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	150,000	151,900
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Denton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	101,384
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	3,915,000	3,915,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,000,000	4,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
Desoto ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.55%		01/02/26	5,000,000	5,000,000
Duncanville ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/26	1,000,000	1,000,920
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	250,000	253,367
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.25%		08/15/26	400,000	398,856
East Central ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	255,000	256,892
Ector Cnty ISD
ULT GO Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	235,000	238,282
Edinburg Consolidated ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,244
El Paso Tx Water and Sewer System
Water & Sewer Refunding RB Series 2017		5.00%		03/01/26	100,000	100,357
Water & Sewer Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
Ennis ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(e)	3.10%		08/15/26	100,000	98,111
Fairfield ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	200,000	202,727
Fort Bend ISD
ULT GO Refunding Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	100,000	101,378
Fort Worth ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	385,000	385,956
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,260
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,388
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	905,000	907,248
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Frenship ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	01/22/26	2,070,000	2,070,000
Frisco ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/26	1,500,000	1,498,973
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	540,000	541,364
Galena Park ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	300,000	303,997
Gilmer ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/26	115,000	115,166
Godley ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	3.52%	01/02/26	02/12/26	5,045,000	5,045,000
Goose Creek ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	400,000	400,994
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,254
ULT GO Refunding Bonds Series 2026A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(f)	5.00%		02/15/26	400,000	400,688
Graford ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	295,000	295,748
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	3.35%		01/07/26	4,745,000	4,745,000
Grand Prairie ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/26	425,000	423,140
Greenwood ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,040,000	4,040,000
Gregory Portland ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,085,000	1,087,991
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,150,000	1,154,065
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(a)	2.55%		01/02/26	20,360,000	20,360,000
Gulf Coast Waste Disposal Auth
Environmental Facilities RB (Exxon Mobil) Series 2002	(a)	2.85%		01/06/26	12,500,000	12,500,000
RB (ExxonMobil) Series 2000	(a)	2.58%		01/02/26	23,475,000	23,475,000
RB (ExxonMobil) Series 2001A	(a)	2.58%		01/02/26	25,000,000	25,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)	3.45%		01/07/26	5,400,000	5,400,000
Hallsville ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	250,000	250,609
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.76%		03/26/26	24,200,000	24,200,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	7,500,000	7,500,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,025,000	3,025,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.47%		01/07/26	1,335,000	1,335,000
Hospital RB (Memorial Hermann Health) Series 2024D	(a)	2.35%		01/07/26	55,315,000	55,315,000
Hospital RB (Texas Children’s Hospital) Series 2019A		5.00%		10/01/26	170,000	172,796
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(a)	2.55%		01/02/26	16,500,000	16,500,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	48,500,000	48,500,000
RB (Houston Methodist) Series 2020B	(a)	3.35%		01/07/26	265,000,000	265,000,000
RB (Houston Methodist) Series 2025C (LIQ: BANK OF AMERICA NA)	(a)	3.32%		01/07/26	5,000,000	5,000,000
RB (Houston Methodist) Series 2025D (LIQ: ROYAL BANK OF CANADA)	(a)	2.50%		01/02/26	3,080,000	3,080,000
Refunding RB (Methodist Hospital) Series 2009C2		3.15%		01/05/26	20,000,000	20,000,000
Refunding RB (The Methodist Hospital System) Series 2009C1	(a)	3.35%		01/07/26	120,730,000	120,730,000
Harris Cnty Flood Control District
LT CP Notes Series H2 (LOC: PNC BANK NA)		2.67%		01/20/26	7,325,000	7,325,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	(a)	2.55%		01/02/26	19,555,000	19,555,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Lafayette Village Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.35%		01/07/26	10,415,000	10,415,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.39%		01/07/26	5,015,000	5,015,000
Harris Cnty IDC - ExxonMobil
Solid Waste Disposal RB (Exxon) Series 1997	(a)	2.58%		01/02/26	25,000,000	25,000,000
Harris Cnty Toll Road Auth
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.53%		01/02/26	7,500,000	7,500,000
Hays Consolidated ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	475,000	476,237
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	3,480,000	3,480,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,000,000	4,000,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hempstead ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	200,463
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.79%		02/03/26	8,875,000	8,875,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.70%		02/17/26	1,300,000	1,300,000
Houston Combined Utility System
1st Lien Refunding RB Series 2004B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.45%		01/07/26	725,000	725,000
Houston ISD
LT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	665,000	666,671
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	3,000,000	3,008,283
LT Refunding Bonds Series 2025B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	78,420,000	78,580,088
Humble ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	160,000	160,389
ULT GO Refunding Bonds Series 2016B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	715,000	716,758
Iowa Park ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	130,000	130,216
Judson ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	300,000	300,493
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	325,000	325,568
Katy ISD
ULT GO Bonds Series 2007A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	5,460,000	5,460,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	135,000	135,348
ULT GO Refunding Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	370,000	370,919
Keller ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	7,785,000	7,806,182
Killeen ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	105,000	105,261
Klein ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	250,000	250,417
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	150,000	151,911
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lamar Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,268
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,665,000	2,665,000
Leander ISD
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	2,700,000	2,706,496
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(e)	2.65%		08/15/26	130,000	127,896
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	3,165,000	3,165,000
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,430,000	3,430,000
ULT GO Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	125,000	125,309
Liberty Hill ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	1,035,000	1,048,169
Little Elm ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/26	225,000	225,043
Longview ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	160,000	160,417
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	235,000	235,581
Lower Colorado River Auth
CP Series B (LOC: TRUIST BANK)		2.71%		01/21/26	13,194,000	13,194,000
CP Series B (LOC: TRUIST BANK)		2.65%		02/09/26	37,867,000	37,867,000
Transmission Contract Revenue CP (LOC: JPMORGAN CHASE BANK NA)		2.64%		02/10/26	12,471,000	12,471,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)	2.58%		01/02/26	85,900,000	85,900,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(a)	2.55%		01/02/26	31,075,000	31,075,000
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2	(a)	2.58%		01/02/26	31,600,000	31,600,000
RB (ExxonMobil) Series 2010	(a)	2.55%		01/02/26	46,910,000	46,910,000
RB (ExxonMobil) Series 2012	(a)	2.55%		01/02/26	21,515,000	21,515,000
Lubbock ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
Mansfield ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,264
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,690,000	4,690,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	01/22/26	3,165,000	3,165,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McKinney ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,381
Medina Valley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,700,000	2,700,000
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(e)	3.27%		02/15/26	240,000	239,069
Melissa ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	8,350,000	8,350,000
Mesquite ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	320,000	324,330
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	2,700,000	2,700,000
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	9,375,000	9,375,000
Midlothian ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	2,235,000	2,241,091
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,015,000	1,017,436
Mission Economic Development Corp
RB (Vinton Steel LLC Project) Series 2025 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.47%		01/07/26	100,000,000	100,000,000
Mount Vernon ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/26	150,000	150,006
New Braunfels ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	100,000	100,172
North Texas Municipal Water District
Water System RB Extendable CP	(c)	2.75%	01/07/26	07/21/26	7,000,000	7,000,000
Northside ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	290,000	292,176
Northwest ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,665,000	2,665,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	10,550,000	10,550,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,815,000	4,815,000
Paris ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	115,000	115,298
Pasadena ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	600,000	601,507
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pearland ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	830,000	832,088
ULT Refunding GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	170,000	170,431
Plano ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	690,000	691,712
ULT GO Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	300,000	300,779
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	405,000	405,985
Port Aransas ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	200,523
Port of Houston Auth
1st Lien RB Series 2023 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	5,600,000	5,600,000
ULT GO Refunding Bonds Series 2020A2		5.00%		10/01/26	125,000	127,046
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	(a)	2.44%		01/07/26	5,300,000	5,300,000
Exempt Facilities RB (Total USA) Series 2011	(a)	2.44%		01/07/26	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	(a)	2.37%		01/07/26	4,300,000	4,300,000
Exempt Facilities RB (Total USA) Series 2012A	(a)	2.44%		01/07/26	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)	2.44%		01/07/26	30,000,000	30,000,000
IDRB (Legacy Farms LP) Series 2024 (LOC: AGRIBANK FCB)	(a)	2.65%		01/07/26	13,500,000	13,500,000
IDRB (Route 86 Biogas) Series 2023 (LOC: COBANK ACB)	(a)	2.65%		01/07/26	8,000,000	8,000,000
IRDB (Central Texas Biogas) Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)(b)	2.65%		01/07/26	7,200,000	7,200,000
IRDB (Cloverdale Renewables) Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.65%		01/07/26	36,500,000	36,500,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)	2.45%		01/07/26	10,000,000	10,000,000
RB (Total Energies SE) Series 1998	(a)	2.40%		01/07/26	18,100,000	18,100,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)	2.45%		01/07/26	50,000,000	50,000,000
Pottsboro ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,222
Princeton ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.39%		01/07/26	4,630,000	4,630,000
Prosper ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	200,496
ULT GO Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,255
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	5,205,000	5,205,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	3.52%	01/02/26	02/26/26	16,285,000	16,285,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quinlan ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,205,000	4,205,000
Reagan Cnty ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	550,000	551,410
Rockwall ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,000,000	4,000,000
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,371
Rotan ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	450,000	451,140
Round Rock ISD
ULT GO Refunding Bonds Series 2025C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	370,000	374,666
Royse City ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	5,440,000	5,440,000
Salado Tx ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	560,000	561,385
San Angelo ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,400,000	3,400,000
San Antonio
CP Series B (LIQ: TRUIST BANK)		2.63%		05/12/26	42,800,000	42,800,000
Electric & Gas Systems CP Series D1 (LIQ: BANK OF AMERICA NA)		2.60%		05/12/26	50,000,000	50,000,000
General Bonds Series 2018		5.00%		08/01/26	110,000	111,388
General Refunding Bonds Series 2019 (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	6,625,000	6,625,000
Tax Notes Series 2025		5.00%		02/01/26	540,000	540,921
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.74%		01/05/26	38,825,000	38,825,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.60%		02/04/26	50,705,000	50,705,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.61%		02/04/26	40,000,000	40,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.63%		03/05/26	10,175,000	10,175,000
Water System Jr Lien Refunding RB Series 2016A		5.00%		05/15/26	150,000	151,171
Water System Sub Lien Refunding RB Series 2024A (LIQ: TRUIST BANK)	(a)	2.50%		01/02/26	36,360,000	36,360,000
San Antonio Electric & Gas
Electric & Gas Refunding RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,905,000	5,905,000
Electric & Gas Refunding RB Series 2024B		5.00%		02/01/26	1,000,000	1,001,821
Electric & Gas Refunding RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,750,000	3,750,000
Electric & Gas Refunding RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	6,405,000	6,405,000
Electric & Gas System Refunding RB Series 2017		5.00%		02/01/26	100,000	100,173
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Electric & Gas System Refunding RB Series 2023C		5.00%		02/01/26	450,000	450,802
Electric & Gas Systems Extendible CP Series A	(c)	2.68%	05/12/26	09/15/26	40,250,000	40,250,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	6,000,000	6,000,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.53%		01/02/26	12,500,000	12,500,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,000,000	3,000,000
Electric & Gas Systems Refunding RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,680,000	4,680,000
Electric & Gas Systems Refunding RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	5,000,000	5,000,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.36%		01/07/26	13,200,000	13,200,000
San Antonio Water System
Water System Jr Lien Refunding RB Series 2017A		5.00%		05/15/26	270,000	272,167
San Marcos Consolidated ISD
ULT GO Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/01/26	145,000	146,008
Seguin ISD
ULT GO Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	800,000	802,083
ULT GO Refunding Bonds Series 2024B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	145,000	146,959
Sherman ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	200,496
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,665,000	2,665,000
Southwest ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	120,000	120,201
Spring Branch ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	150,000	150,257
Spring ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	4,335,000	4,335,000
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	3,040,000	3,040,000
Sweeny ISD
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.75%		08/01/26	105,000	104,281
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,400,000	2,400,000
Hospital RB (Baylor Scott & White Health) Series 2022E	(c)	5.00%		05/15/26	100,000	100,439
Hospital RB (Methodist Hospitals of Dallas) Series 2008B (LOC: TD BANK NA)	(a)	2.45%		01/02/26	350,000	350,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hospital Refunding RB (Baylor Scott & White) Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.65%		01/02/26	4,355,000	4,355,000
Hospital Refunding RB (Baylor Scott & White) Series 2024C	(a)	2.20%		01/07/26	16,000,000	16,000,000
Hospital Refunding RB (Baylor Scott & White) Series 2024D	(a)	2.20%		01/07/26	1,200,000	1,200,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	1,000,000	1,000,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,850,000	6,850,000
RB (Christus Health) Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	3,520,000	3,520,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(a)	2.45%		01/02/26	11,675,000	11,675,000
RB (Texas Health) Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,250,000	3,250,000
Tarrant Regional Water District
Water Transmission Facilities RB Series 2025 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	14,000,000	14,000,000
Temple ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	275,000	275,475
Terrell ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	6,900,000	6,900,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.45%		01/07/26	7,265,000	7,265,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	12,445,000	12,445,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.45%		01/07/26	14,950,000	14,950,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.45%		01/07/26	13,260,000	13,260,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.40%		01/07/26	2,515,000	2,515,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.50%		01/07/26	6,525,000	6,525,000
GO College Student Loan Bonds Series 2019 (LIQ: CITIBANK NA)	(b)(c)(d)	3.37%		01/07/26	11,120,000	11,120,000
Lease Refunding RB Series 2024A		5.00%		02/01/26	105,000	105,173
Mobility Fund Refunding GO Bonds Series 2025		5.00%		10/01/26	1,000,000	1,017,940
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.45%		01/07/26	9,710,000	9,710,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.45%		01/07/26	22,595,000	22,595,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)	2.50%		01/07/26	78,545,000	78,545,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.40%		01/07/26	75,875,000	75,875,000
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.40%		01/07/26	1,285,000	1,285,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.50%		01/07/26	18,980,000	18,980,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.50%		01/07/26	25,775,000	25,775,000
Veterans Bonds Series 2025B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.40%		01/07/26	35,805,000	35,805,000
Veterans’ Housing Assistance Program Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	9,705,000	9,705,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	19,205,000	19,205,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veterans’ Housing Assistance Program Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	19,760,000	19,760,000
Veterans’ Housing Assistance Program Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	10,760,000	10,760,000
Veterans’ Housing Assistance Program Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	12,585,000	12,585,000
Veterans Housing Assistance Program Fund II Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	3,580,000	3,580,000
Veterans’ Housing Assistance Program Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	15,870,000	15,870,000
Veterans’ Housing Assistance Program Fund II Series 2006D (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	3,500,000	3,500,000
Veterans’ Housing Assistance Program Fund II Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	17,410,000	17,410,000
Veterans Housing Assistance Program Fund II Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/07/26	18,615,000	18,615,000
Texas A&M Univ
CP Series A		2.68%		01/08/26	31,500,000	31,500,000
CP Series A		2.60%		02/04/26	15,000,000	15,000,000
CP Series A		2.64%		02/19/26	15,000,000	15,000,000
CP Series A		2.65%		02/24/26	13,500,000	13,500,000
CP Series A		2.58%		03/04/26	25,000,000	25,000,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Idlewilde Apartments) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.35%		01/07/26	4,190,000	4,190,000
M/F Housing RB (Windshire Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.35%		01/07/26	11,100,000	11,100,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.36%		01/07/26	12,105,000	12,105,000
Residential Mortgage RB Series 2022A		1.20%		07/01/26	300,000	297,364
Residential Mortgage RB Series 2023A		3.15%		01/01/26	250,000	250,000
Residential Mortgage RB Series 2024C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.55%		01/02/26	8,400,000	8,400,000
S/F Mortgage RB Series 2020A		4.00%		09/01/26	565,000	569,505
Texas Municipal Gas Corp V
Gas Supply RB Series 2024 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.37%		01/07/26	4,000,000	4,000,000
Texas Transportation Commission
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.35%		01/07/26	69,000,000	69,000,000
State Highway Fund 1st Tier RB Series 2016B		0.56%		04/01/26	270,000	268,399
Texas Transportation Finance Corp
Sub Tier Toll Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	14,165,000	14,165,000
Sub Tier Toll Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	20,190,000	20,190,000
Sub Tier Toll Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,500,000	3,500,000
Texas Water Dev Board
State Water Implementation Fund RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,640,000	1,640,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Water Dev Brd
State Water Implementation Fund RB Series 2015A		5.00%		04/15/26	160,000	160,179
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	10,000,000	10,000,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	855,000	855,000
State Water Implementation Fund RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.47%		01/07/26	3,000,000	3,000,000
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
State Water Implementation Fund RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	9,595,000	9,595,000
State Water Implementation Fund RB Series 2024A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	03/19/26	7,125,000	7,125,000
State Water Implementation Fund RB Series 2025 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	3,000,000	3,000,000
State Water Implementation Fund RB Series 2025 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	6,950,000	6,950,000
Three Rivers ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	300,000	300,694
Tuloso-Midway ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	7,830,000	7,830,000
Univ of Texas
CP Notes Series A		2.67%		01/13/26	20,000,000	20,000,000
CP Notes Series A		2.78%		01/13/26	17,500,000	17,500,000
CP Notes Series A		2.74%		01/15/26	19,000,000	19,000,000
CP Notes Series A		2.65%		02/17/26	6,000,000	6,000,000
CP Notes Series A		2.67%		03/19/26	25,000,000	25,000,000
CP Notes Series A		2.67%		03/24/26	20,000,000	20,000,000
CP Notes Series A		2.67%		03/26/26	25,000,000	25,000,000
CP Notes Series A		2.67%		03/31/26	20,000,000	20,000,000
CP Notes Series A		2.60%		04/06/26	12,500,000	12,500,000
CP Notes Series A		2.63%		05/05/26	25,000,000	25,000,000
CP Notes Series A		2.65%		05/05/26	20,000,000	20,000,000
CP Notes Series A		2.65%		05/08/26	16,000,000	16,000,000
CP Notes Series A		2.64%		05/12/26	12,000,000	12,000,000
CP Notes Series A		2.61%		05/13/26	22,500,000	22,500,000
CP Notes Series A		2.63%		05/21/26	25,000,000	25,000,000
Financing System RB Series 2024A		5.00%		08/15/26	610,000	618,216
Revenue Financing CP Series A		2.62%		01/08/26	25,000,000	25,000,000
Revenue Financing CP Series A		2.62%		01/12/26	18,000,000	18,000,000
Revenue Financing CP Series A		2.65%		01/21/26	17,000,000	17,000,000
Revenue Financing CP Series A		2.74%		02/03/26	25,000,000	25,000,000
Revenue Financing CP Series A		2.74%		02/04/26	12,500,000	12,500,000
Revenue Financing CP Series A		2.68%		02/05/26	9,576,000	9,576,000
Revenue Financing CP Series A		2.70%		02/05/26	20,805,000	20,805,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revenue Financing CP Series A		2.70%		02/18/26	3,067,000	3,067,000
Revenue Financing CP Series A		2.69%		02/25/26	12,500,000	12,500,000
Revenue Financing CP Series A		2.71%		03/04/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.66%		03/18/26	13,000,000	13,000,000
Revenue Financing CP Series A		2.63%		03/19/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.67%		04/07/26	4,500,000	4,500,000
Revenue Financing CP Series A		2.64%		04/16/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.60%		05/18/26	15,000,000	15,000,000
Revenue Financing CP Series A		2.62%		05/18/26	65,000,000	65,000,000
Revenue Financing CP Series A		2.65%		05/18/26	25,000,000	25,000,000
Revenue Financing CP Series A		2.60%		05/19/26	25,000,000	25,000,000
Revenue Financing CP Series A		2.60%		05/20/26	22,500,000	22,500,000
Revenue Financing CP Series A		2.63%		06/02/26	25,000,000	25,000,000
Revenue Financing CP Series C1		2.62%		01/08/26	25,000,000	25,000,000
Revenue Financing CP Series C1		2.65%		03/05/26	5,000,000	5,000,000
Revenue Financing System Bonds Series 2019B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	36,080,000	36,080,000
Revenue Financing System Bonds Series 2025B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,090,000	3,090,000
Univ of Texas Permanent Univ Fund
Refunding Bonds Series 2006B (GTY: TEXAS PERMANENT UNIVERSITY FUND)		5.25%		07/01/26	865,000	875,430
Venus ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(e)	2.74%		08/15/26	485,000	476,865
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.36%		01/07/26	1,615,000	1,615,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	310,000	310,805
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	135,000	135,348
Wink Loving ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	395,000	396,022
						4,232,196,397
UTAH 0.2%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF MONTREAL)	(a)	3.40%		01/07/26	340,000	340,000
Salt Lake City
Airport RB Series 2017A & 2021A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.40%		01/07/26	6,585,000	6,585,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.45%		01/07/26	29,105,000	29,105,000
						36,030,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VERMONT 0.0%
Vermont Economic Development Auth
CP Series D (LOC: JPMORGAN CHASE BANK NA)		2.75%		01/15/26	1,000,000	1,000,000
VIRGINIA 0.6%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	4,055,000	4,055,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2014A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	10,100,000	10,100,000
Health Care RB (Inova Health) Series 2016C	(a)	3.35%		01/07/26	850,000	850,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,365,000	3,365,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,600,000	6,600,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(a)	2.50%		01/02/26	3,100,000	3,100,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C2 (LOC: TD BANK NA)	(a)	3.32%		01/07/26	13,980,000	13,980,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.36%		01/07/26	7,000,000	7,000,000
Roanoke Economic Development Auth Corp
Hospital RB (Carilion Clinic Obligated Group) Series 2025B (LOC: PNC BANK NA)	(a)	3.30%		01/07/26	6,240,000	6,240,000
Hospital Refunding RB (Carilion Clinic) Series 2020C (LOC: TD BANK NA)	(a)	2.45%		01/02/26	6,380,000	6,380,000
RB (Carilion Clinic) Series 2025C (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	19,300,000	19,300,000
Virginia Commonwealth Univ Health System Auth
Refunding RB Series 2024B (LOC: TD BANK NA)	(a)	2.45%		01/02/26	9,215,000	9,215,000
Virginia Port Auth
Port Facilities RB Series 2025 (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.36%		01/07/26	2,500,000	2,500,000
Virginia Small Business Financing Auth
Facilities RB (Virginia Fiber Optic Broadband Network) CP Series 2025 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		2.75%		05/07/26	17,250,000	17,250,000
Hospital RB (Carilion Clinic) Series 2008B (LOC: TD BANK NA)	(a)	2.45%		01/02/26	3,165,000	3,165,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	4,050,000	4,050,000
						117,150,000
WASHINGTON 1.6%
King Cnty
Jr Lien Sewer RB Series 2025 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	2.50%		01/02/26	5,000,000	5,000,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.40%		01/07/26	3,305,000	3,305,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
King Cnty Sewer System
LT GO CP Series A		2.64%		01/08/26	15,225,000	15,225,000
LT GO CP Series A		2.69%		01/15/26	3,500,000	3,500,000
LT GO CP Series A		2.69%		01/27/26	38,000,000	38,000,000
LT GO CP Series A		2.65%		02/04/26	19,000,000	19,000,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)	3.36%		01/07/26	6,125,000	6,125,000
Port of Seattle
Intermediate Lien RB Series 2017D		5.00%		05/01/26	2,625,000	2,639,612
Intermediate Lien RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%	01/02/26	01/07/26	2,585,000	2,585,000
Intermediate Lien RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.38%	01/02/26	01/07/26	4,055,000	4,055,000
Intermediate Lien RB Series 2025B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.37%		01/07/26	2,990,000	2,990,000
Intermediate Lien RB Series 2025B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.41%		01/07/26	5,700,000	5,700,000
Intermediate Lien RB Series 2025B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.37%		01/07/26	7,485,000	7,485,000
Intermediate Lien RB Series 2025B (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	01/29/26	4,685,000	4,685,000
Intermediate Lien Refunding Bonds Series 2024A		5.00%		03/01/26	125,000	125,433
Intermediate Lien Refunding RB Series 2021B		5.00%		06/01/26	250,000	252,252
Intermediate Lien Refunding RB Series 2021C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.65%		01/02/26	2,500,000	2,500,000
Intermediate Lien Refunding RB Series 2022B		5.00%		08/01/26	1,055,000	1,068,111
Intermediate Lien Refunding RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.37%		01/07/26	3,630,000	3,630,000
Intermediate Lien Refunding RB Series 2024B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.65%		01/02/26	3,495,000	3,495,000
Intermediate Lien Refunding RB Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.38%		01/07/26	3,930,000	3,930,000
LT GO Bonds Series 2017		5.00%		01/01/26	200,000	200,000
LT GO Refunding Bonds Series 2024A		5.00%		06/01/26	400,000	403,587
Sub Lien Refunding RB Series 2008 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/07/26	90,670,000	90,670,000
Seattle Municipal Light and Power
Light & Power Refunding RB Series 2024 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,685,000	1,685,000
Light & Power Refunding RB Series 2025		5.00%		02/01/26	425,000	425,696
Washington
COP Series 2022A		5.00%		01/01/26	750,000	750,000
COP Series 2022C		5.00%		01/01/26	150,000	150,000
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(b)(c)(d)	3.36%		01/07/26	5,500,000	5,500,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,665,000	1,665,000
GO Bonds Series 2025C (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	14,370,000	14,370,000
GO Refunding Bonds Series R2022C		4.00%		07/01/26	285,000	286,837
GO Refunding Bonds Series R2023A		5.00%		08/01/26	215,000	217,798
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B		5.00%		07/01/26	130,000	131,449
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Recology Inc) Series 2025A (LOC: PNC BANK NA)	(a)	3.30%		01/07/26	23,000,000	23,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	(a)	3.39%		01/07/26	16,450,000	16,450,000
Washington Health Care Facilities Auth
RB (CommonSpirit Health) Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	1,875,000	1,875,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.37%		01/07/26	5,225,000	5,225,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.37%		01/07/26	2,955,000	2,955,000
						301,255,775
WEST VIRGINIA 0.3%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	(a)	2.50%		01/07/26	40,000,000	40,000,000
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2008B (LOC: TRUIST BANK)	(a)	3.42%		01/07/26	21,340,000	21,340,000
						61,340,000
WISCONSIN 2.2%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: BMO BANK NA)	(a)	3.35%		01/07/26	10,000,000	10,000,000
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)	3.37%		01/07/26	73,900,000	73,900,000
Michigan Finance Auth
Hospital RB (Beacon Health System Obligated Group) Series 2025A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	31,260,000	31,260,000
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health Credit Group) Series 2018C1	(c)	5.00%		07/29/26	160,000	162,565
RB (Advocate Aurora Health) Series 2003C2	(c)	5.00%		06/24/26	110,000	111,212
RB (Advocate Aurora Health) Series 2018B4 (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	2.60%		01/02/26	5,215,000	5,215,000
RB (Advocate Aurora Health) Series 2018C2 (SIFMA Municipal Swap Index + 0.18%)	(c)	3.50%	01/02/26	07/01/26	120,000	119,811
RB (Advocate Aurora Health) Series 2018C3	(c)	5.00%		06/24/26	140,000	141,516
RB (Froedtert ThedaCare Health) Series 2025C	(a)	2.40%		01/07/26	2,100,000	2,100,000
RB (Hospital Sisters Credit Group) Series 2025B (LOC: TRUIST BANK)	(a)	3.34%		01/07/26	31,000,000	31,000,000
RB (Hospital Sisters Credit Group) Series 2025C (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	58,000,000	58,000,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.35%		01/07/26	2,610,000	2,610,000
Home Ownership RB Series 2020A		1.75%		03/01/26	150,000	149,752
Home Ownership RB Series 2021C		0.95%		03/01/26	505,000	503,504
Home Ownership RB Series 2024A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	7,295,000	7,295,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Home Ownership RB Series 2024B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	7,500,000	7,500,000
Home Ownership RB Series 2024C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
Homeownership RB Series 2024B		5.00%		03/01/26	175,000	175,594
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,500,000	4,500,000
Housing RB Series 2025C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.27%		01/07/26	5,000,000	5,000,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(a)	3.50%		01/07/26	61,845,000	61,845,000
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(a)	3.35%		01/07/26	14,790,000	14,790,000
Hospital RB (Lee Health System) Series 2024A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	36,000,000	36,000,000
RB (The Carle Foundation) Series 2025A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	33,320,000	33,320,000
Refunding RB (ProHealthcare Inc Obligated Group) Series 2025 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	17,215,000	17,215,000
Solid Waste Disposal RB (Coleman Ponderosa) Series 2023 (LOC: AGRIBANK FCB)	(a)	3.45%		01/07/26	10,000,000	10,000,000
						414,913,954
WYOMING 0.5%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	2.58%		01/02/26	45,700,000	45,700,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	(a)	2.58%		01/02/26	22,400,000	22,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	2.62%		01/07/26	32,700,000	32,700,000
						100,800,000
MULTIPLE STATES 4.2%
AllianceBernstein National Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2024 (LOC: BANK OF AMERICA NA)	(a)(b)	3.48%		01/07/26	25,000,000	25,000,000
Blackrock Muni Assets Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.48%		01/07/26	101,500,000	101,500,000
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.48%		01/07/26	74,000,000	74,000,000
Variable Rate Demand Preferred Shares Series W7A (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.46%		01/07/26	80,000,000	80,000,000
Blackrock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.47%		01/07/26	300,000,000	300,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.47%	01/02/26	01/07/26	95,600,000	95,600,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.48%		01/07/26	29,200,000	29,200,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.48%		01/07/26	93,000,000	93,000,000
Variable Rate Demand Preferred Shares Series 2 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.48%		01/07/26	12,600,000	12,600,000
						810,900,000
Total Municipal Securities (Cost $18,989,533,361)						18,989,533,361
Total Investments in Securities (Cost $18,989,533,361)						18,989,533,361

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,128,978,000 or 31.9% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$18,989,533,361
Cash		9,675
Receivables:
Fund shares sold		268,316,883
Interest		98,061,266
Prepaid expenses	+	520,165
Total assets		19,356,441,350

Liabilities
Payables:
Investments bought		86,194,115
Fund shares redeemed		65,058,902
Distributions to shareholders		11,543,687
Investment adviser and administrator fees		2,981,664
Investments bought - delayed-delivery		400,688
Shareholder service fees		73,379
Independent trustees’ fees		197
Accrued expenses	+	441,298
Total liabilities		166,693,930
Net assets		$19,189,747,420

Net Assets by Source
Capital received from investors		$19,189,747,420
Net assets		$19,189,747,420

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$4,506,941,323		4,505,910,109		$1.00
Ultra Shares	$14,682,806,097		14,679,607,889		$1.00

See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$481,034,675

Expenses
Investment adviser and administrator fees		32,834,301
Shareholder service fees:
Investor Shares		6,462,968
Registration fees		502,855
Portfolio accounting fees		246,744
Custodian fees		92,299
Independent trustees’ fees		61,677
Professional fees		60,966
Shareholder reports		32,107
Transfer agent fees		1,284
Other expenses	+	92,621
Total expenses		40,387,822
Expense reduction	–	1,088,454
Net expenses	–	39,299,368
Net investment income		441,735,307

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		64,325
Increase in net assets resulting from operations		$441,799,632
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$441,735,307	$511,190,567
Net realized gains	+	64,325	231,056
Increase in net assets from operations		$441,799,632	$511,421,623

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($105,202,239 )	($121,606,338 )
Ultra Shares	+	(336,578,551)	(389,780,012)
Total distributions		($441,780,790 )	($511,386,350 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		5,990,574,801	6,071,296,832
Ultra Shares	+	22,167,687,116	24,513,762,814
Total shares sold		28,158,261,917	30,585,059,646
Shares Reinvested
Investor Shares		75,642,959	87,283,141
Ultra Shares	+	251,829,967	284,418,748
Total shares reinvested		327,472,926	371,701,889
Shares Redeemed
Investor Shares		(5,905,208,630)	(5,815,604,674)
Ultra Shares	+	(20,946,821,234)	(24,135,463,679)
Total shares redeemed		(26,852,029,864)	(29,951,068,353)
Net transactions in fund shares		1,633,704,979	1,005,693,182

NET ASSETS
Beginning of period		$17,556,023,599	$16,550,295,144
Total increase	+	1,633,723,821	1,005,728,455
End of period		$19,189,747,420	$17,556,023,599

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.46%	3.07%	3.02%	0.90%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.34%	0.31%[3,4]	0.11%[4]
Total expenses	0.36%	0.36%	0.38%	0.37%[3]	0.37%
Net investment income (loss)	2.43%	3.02%	2.97%	1.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,330	$1,234	$1,075	$875	$644

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.03	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.61%	3.23%	3.17%	1.03%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.19%[3,4]	0.11%[4]
Total expenses	0.21%	0.21%	0.23%	0.22%[3]	0.22%
Net investment income (loss)	2.58%	3.17%	3.17%	1.50%	0.01%
Net assets, end of period (x 1,000,000)	$3,020	$2,765	$2,065	$967	$161

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.7% OF NET ASSETS
ALABAMA 4.5%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,965,000	1,965,000
Black Belt Energy Gas District
Gas Project RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	6,490,000	6,490,000
Gas Project RB Series 2024D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	4,000,000	4,000,000
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	17,500,000	17,500,000
Gas RB Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	4,000,000	4,000,000
Gas Refunding RB Series 2025D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	6,670,000	6,670,000
Gas Supply RB Series 2023B	(a)(b)(c)	3.35%		01/07/26	4,000,000	4,000,000
Energy Southeast Cooperative District
Energy Supply RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	7,085,000	7,085,000
Huntsville Health Care Auth
CP		2.66%		01/07/26	10,000,000	10,000,000
CP		2.67%		01/12/26	4,005,000	4,005,000
RB Series 2025A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.38%		01/07/26	15,900,000	15,900,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(d)	3.35%		01/07/26	23,200,000	23,200,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(d)	3.35%		01/07/26	20,000,000	20,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(d)	3.35%		01/07/26	38,520,000	38,520,000
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	1,250,000	1,250,000
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,335,000	2,335,000
Commodity Supply RB (Project No 6) Series 2023B	(a)(b)(c)	3.35%		01/07/26	7,675,000	7,675,000
Energy Supply RB Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	2,000,000	2,000,000
Energy Supply RB Series 2025A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.65%		01/02/26	10,335,000	10,335,000
Energy Supply RB Series 2025A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,875,000	1,875,000
Energy Supply RB Series 2025A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	6,505,000	6,505,000
						195,310,000
ALASKA 0.0%
Alaska Housing Finance Corp
General Mortgage RB Series 2020A		1.05%		06/01/26	170,000	168,652
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ARIZONA 2.3%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	9,900,000	9,900,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: TD BANK NA)	(d)	2.45%		01/02/26	450,000	450,000
Maricopa Cnty IDA
CP (Banner Health)		2.65%		01/07/26	13,000,000	13,000,000
CP (Banner Health)		2.70%		01/15/26	10,000,000	10,000,000
CP (Banner Health)		2.70%		02/04/26	3,000,000	3,000,000
CP (Banner Health)		2.68%		02/11/26	11,000,000	11,000,000
CP (Banner Health)		2.70%		02/11/26	3,000,000	3,000,000
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	2,500,000	2,500,000
RB (Banner Health) Series 2016A		5.00%		01/01/26	110,000	110,000
RB (Banner Health) Series 2019D	(b)	5.00%		05/15/26	945,000	956,886
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)(e)	2.39%		01/07/26	5,000,000	5,000,000
Electric System RB Series 2023A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	7,010,000	7,010,000
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	5,000,000	5,000,000
Electric System RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	9,495,000	9,495,000
Electric System RB Series 2025C (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,280,000	2,280,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(d)	3.40%		01/07/26	18,500,000	18,500,000
						101,201,886
CALIFORNIA 0.9%
Bay Area Toll Auth
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(d)	1.75%		01/02/26	7,200,000	7,200,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		2.65%		01/07/26	8,560,000	8,560,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009B4		2.65%		05/06/26	7,595,000	7,595,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(d)	1.55%		01/02/26	795,000	795,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2024D (LIQ: BARCLAYS BANK PLC)	(d)	2.25%		01/07/26	15,000,000	15,000,000
						39,150,000
COLORADO 2.3%
Colorado
Education Loan TRAN 2025A		5.00%		06/30/26	19,260,000	19,491,211
Colorado Health Facilities Auth
Hospital RB (AdventHealth Obligated Group) Series 2019B	(b)	5.00%		11/19/26	5,695,000	5,819,730
Hospital RB (Adventist Health) Series 2016C		5.00%		11/16/26	1,105,000	1,128,385
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	1,365,000	1,365,000
RB (Intermountain Healthcare) Series 2022B	(b)	5.00%		08/17/26	3,000,000	3,044,273
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Intermountain Healthcare) Series 2022E	(d)	2.45%		01/02/26	855,000	855,000
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	700,000	700,000
RB (SCL Health System) Series 2016D	(d)	3.40%		01/07/26	17,975,000	17,975,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(d)	2.55%		01/02/26	1,345,000	1,345,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2020H		0.80%		05/01/26	340,000	337,730
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	7,205,000	7,205,000
Denver
Dedicated Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,000,000	4,000,000
Water Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(a)(b)(c)	3.49%	01/02/26	01/29/26	5,000,000	5,000,000
Denver SD #1
GO Bonds Series 2025C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.35%		01/07/26	5,500,000	5,500,000
GO Bonds Series 2025C (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,000,000	3,000,000
Denver Water Board
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		2.65%		03/05/26	15,000,000	15,000,000
Water Refunding RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	3,960,000	3,960,000
Univ of Colorado Hospital Auth
Refunding RB Series 2018B (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	1,625,000	1,625,000
Refunding RB Series 2018C (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	800,000	800,000
						98,151,329
CONNECTICUT 0.3%
Connecticut HFA
Housing Mortgage Finance Bonds Series 2017D1 & 2022B1 & 2023A (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	3,000,000	3,000,000
Housing Mortgage Finance Bonds Series 2021E1		0.75%		05/15/26	115,000	114,081
Housing Mortgage Finance Bonds Series 2022A-3 (LIQ: TD BANK NA)	(d)	3.32%		01/07/26	800,000	800,000
Housing Mortgage Finance Bonds Series 2024F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	105,000	105,000
Darien
GO BAN		4.00%		04/23/26	8,000,000	8,022,086
						12,041,167
DISTRICT OF COLUMBIA 2.2%
District of Columbia
CP Series 2025A (LOC: BARCLAYS BANK PLC)		2.77%		01/08/26	48,907,000	48,907,000
CP Series 2025A (LOC: BARCLAYS BANK PLC)		2.67%		02/04/26	10,000,000	10,000,000
GO Bonds Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.53%		01/02/26	3,720,000	3,720,000
GO Bonds Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)(e)	1.25%		01/02/26	3,165,000	3,165,000
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	4,480,000	4,480,000
Income Tax Secured Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,315,000	3,315,000
District of Columbia Water & Sewer Auth
Extendible CP Series A	(b)	2.69%	03/03/26	08/28/26	15,000,000	15,000,000
Public Utility Sub Lien RB Series 2025C2 (LOC: BANK OF AMERICA NA)	(d)	2.55%		01/02/26	400,000	400,000
Public Utility Sub Lien Refunding RB Series 2024B1 (LIQ: TD BANK NA)	(d)	2.50%		01/02/26	3,500,000	3,500,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(d)	2.45%		01/02/26	3,070,000	3,070,000
Airport System RB Series 2010D (LOC: TD BANK NA)	(d)	3.32%		01/07/26	470,000	470,000
						96,027,000
FLORIDA 5.5%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		2.61%		01/06/26	6,905,000	6,905,000
Florida
Refunding Bonds Series 2021B		5.00%		07/01/26	125,000	126,357
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: TRUIST BANK)	(d)	3.40%		01/07/26	5,090,000	5,090,000
M/F Mortgage RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(d)	3.37%		01/07/26	3,390,000	3,390,000
Florida State Board of Education
Capital Outlay Refunding Bonds Series 2020A		5.00%		01/01/26	175,000	175,000
Public Education Capital Outlay Refunding Bonds Series 2016A		3.00%		06/01/26	200,000	200,017
Public Education Capital Outlay Refunding Bonds Series 2017C		5.00%		06/01/26	150,000	151,339
Public Education Capital Outlay Refunding Bonds Series 2019C		5.00%		06/01/26	150,000	151,339
Refunding RB Series 2017A		5.00%		01/01/26	100,000	100,000
Highlands Cnty Health Facilities Auth
Hospital RB (AdventHealth Obligated Group) Series 2025B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.38%		01/07/26	6,000,000	6,000,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(d)	2.45%		01/02/26	1,420,000	1,420,000
RB (Baycare Health) Series 2020C (LOC: TD BANK NA)	(d)	2.35%		01/07/26	2,200,000	2,200,000
RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(d)	2.50%		01/02/26	8,985,000	8,985,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		2.65%		02/04/26	18,000,000	18,000,000
Health Care Refunding RB (Baptist Health) Series 2019B	(d)	3.32%		01/07/26	10,430,000	10,430,000
Health Care Refunding RB (Baptist Health) Series 2019D	(d)	3.36%		01/07/26	5,425,000	5,425,000
Health Care Refunding RB (Baptist Health) Series 2019E	(d)	3.36%		01/07/26	19,760,000	19,760,000
Health Care Refunding RB (Mayo Clinic) Series 2016		2.64%		01/12/26	21,000,000	21,000,000
JEA Water & Sewer System
Water & Sewer System RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,525,000	3,525,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.37%		01/07/26	5,000,000	5,000,000
Miami-Dade Cnty
Professional Sports Franchise Facilities Tax RB Series 2009E (LOC: TD BANK NA)	(d)	3.32%		01/07/26	59,750,000	59,750,000
Special Obligation RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.64%		01/02/26	11,790,000	11,790,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	2,445,000	2,445,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	27,815,000	27,815,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	7,815,000	7,815,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transit System Sales Surtax RB Series 2022 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,330,000	3,330,000
Transit System Sales Surtax RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,940,000	3,940,000
Orange Cnty Health Facilities Auth
Hospital RB ( AdventHealth Obligated Group) Series 2021C	(b)	5.00%		11/16/26	3,415,000	3,485,521
						238,404,573
GEORGIA 1.7%
Atlanta
Water & Wastewater CP Series 2024A1 (LOC: WELLS FARGO BANK NA)		2.70%		01/12/26	11,065,000	11,065,000
Water & Wastewater CP Series 2024A2 (LOC: TD BANK NA)		2.65%		02/04/26	20,000,000	20,000,000
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health) Series 2023A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	3,650,000	3,650,000
Georgia
GO Bonds Series 2016A		5.00%		02/01/26	100,000	100,167
GO Bonds Series 2021A (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	7,000,000	7,000,000
Georgia Municipal Electric Auth
General Resolution BAN Series B (LOC: PNC BANK NA)		2.65%		02/19/26	7,000,000	7,000,000
Plant Vogtle Units 3 & 4 Project M Bonds Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	5,000,000	5,000,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023B	(a)(b)(c)	3.35%		01/07/26	4,000,000	4,000,000
Gas Supply RB Series 2023C	(a)(b)(c)	3.35%		01/07/26	5,375,000	5,375,000
Gas Supply RB Series 2023E2	(a)(b)(c)	3.35%		01/07/26	10,000,000	10,000,000
						73,190,167
IDAHO 0.1%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID	(b)	2.95%		02/02/26	5,000,000	5,000,000
ILLINOIS 2.6%
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%	01/02/26	01/07/26	4,400,000	4,400,000
Illinois
GO Bonds Series 2025E (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	6,000,000	6,000,000
Illinois Finance Auth
RB (Chicago Horticultural Society) Series 1999 (LOC: BMO BANK NA)	(d)	2.37%		01/07/26	600,000	600,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	7,695,000	7,695,000
RB (Univ of Chicago Medical Center) Series 2009D1 (LOC: TD BANK NA)	(d)	2.45%		01/02/26	7,870,000	7,870,000
RB (Univ of Chicago Medical Center) Series 2009D2 (LOC: TD BANK NA)	(d)	2.45%		01/02/26	7,165,000	7,165,000
RB (Univ of Chicago Medical Center) Series 2010B (LOC: TD BANK NA)	(d)	2.45%		01/02/26	3,310,000	3,310,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,800,000	4,800,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.53%		01/02/26	1,540,000	1,540,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO BANK NA)	(d)	2.30%		01/07/26	700,000	700,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(d)	2.48%		01/02/26	540,000	540,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Housing Development Auth
M/F RB Series 2025B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.36%		01/07/26	6,625,000	6,625,000
RB Series 2023D (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	4,710,000	4,710,000
Illinois Hsg Dev Auth 2016
M/F RB Series 2024A (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.36%		01/07/26	19,650,000	19,650,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.36%	01/02/26	01/07/26	2,360,000	2,360,000
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.38%		01/07/26	2,515,000	2,515,000
GO Bonds Series 2025A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,875,000	1,875,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.38%		01/07/26	2,000,000	2,000,000
Toll Highway Sr RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	2,665,000	2,665,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.49%		01/07/26	1,400,000	1,400,000
Wisconsin Public Finance Auth
RB (The Carle Foundation) Series 2023A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.60%		01/02/26	25,000,000	25,000,000
						113,420,000
INDIANA 1.8%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(d)	3.36%		01/07/26	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(d)	3.36%		01/07/26	11,000,000	11,000,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%	01/02/26	01/07/26	1,905,000	1,905,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	890,000	890,000
Hospital RB (Parkview Health System) Series 2009D (LOC: TD BANK NA)	(d)	2.45%		01/02/26	900,000	900,000
Refunding RB (Trinity Health) Series 2008D2		2.75%		02/06/26	8,000,000	8,000,000
Indiana Housing & Community Development Auth
S/F Mortgage RB Series 2017C3 (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	1,895,000	1,895,000
S/F Mortgage RB Series 2024A1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	5,360,000	5,360,000
S/F Mortgage RB Series 2024B1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	6,035,000	6,035,000
S/F Mortgage RB Series 2024D1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,500,000	4,500,000
S/F Mortgage RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	5,030,000	5,030,000
S/F Mortgage RB Series 2025C1		5.00%		07/01/26	150,000	151,621
Indiana University Health
RB Series 2025F (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	5,055,000	5,055,000
						79,221,621
IOWA 0.6%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(d)	2.45%		01/02/26	420,000	420,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(d)	3.35%		01/07/26	5,400,000	5,400,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(d)	3.36%		01/07/26	2,390,000	2,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(d)	3.36%		01/07/26	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(d)	3.35%		01/07/26	4,060,000	4,060,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (UnityPoint Health) Series 2018F (LOC: TD BANK NA)	(d)	2.45%		01/02/26	450,000	450,000
S/F Mortgage Bonds Series 2025C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,005,000	4,005,000
						23,725,000
KENTUCKY 1.7%
Kentucky Bond Development Corp
Hospital RB (Baptist Healthcare System) Series 2025B (LOC: TRUIST BANK)	(d)	2.45%		01/02/26	14,400,000	14,400,000
Hospital RB (Baptist Healthcare) Series 2025D (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.60%		01/02/26	23,200,000	23,200,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2023C (LOC: TRUIST BANK)	(d)	2.45%		01/02/26	10,755,000	10,755,000
Health System RB (Norton Healthcare) Series 2023D (LOC: TRUIST BANK)	(d)	2.45%		01/02/26	6,405,000	6,405,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,195,000	1,195,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		2.68%		01/15/26	10,000,000	10,000,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	3,290,000	3,290,000
Gas Supply Refunding RB Series 2023A1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	4,765,000	4,765,000
						74,010,000
LOUISIANA 0.1%
Louisiana
2nd Lien Fuels Tax Refunding RB Series 2025C (LOC: TD BANK NA)	(d)	2.45%		01/02/26	2,000,000	2,000,000
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Foundation) Series 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	2,750,000	2,750,000
						4,750,000
MAINE 0.1%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2024D & 2024F (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	4,600,000	4,600,000
MARYLAND 1.1%
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.52%		01/07/26	5,735,000	5,735,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.52%		01/07/26	6,140,000	6,140,000
Maryland
GO Bonds 1st Series 2019 & 2020A (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	4,500,000	4,500,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Health System) Series 2024A (LOC: TD BANK NA)	(d)	2.40%		01/02/26	2,300,000	2,300,000
RB (Johns Hopkins Health System) Series 2024B (LOC: TD BANK NA)	(d)	2.40%		01/02/26	6,015,000	6,015,000
RB (Univ of Maryland Medical System) Series 2025C1 (LOC: TRUIST BANK)	(d)	2.45%		01/02/26	4,300,000	4,300,000
RB Series 1985B (LOC: TD BANK NA)	(d)	2.35%		01/07/26	1,950,000	1,950,000
Montgomery Cnty
CP BAN 2010B (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.68%		02/10/26	6,000,000	6,000,000
RB (Trinity Health) Series 2015MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	8,810,000	8,810,000
						45,750,000
MASSACHUSETTS 9.1%
Massachusetts
GO Bonds Series 2024A		5.00%		01/01/26	115,000	115,000
GO Bonds Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	11,540,000	11,540,000
GO Refunding Bonds Series 2015A		5.00%		07/01/26	400,000	404,333
Massachusetts Bay Transportation Auth
CP Series E		2.65%		02/04/26	4,377,500	4,377,500
Sales Tax CP Series B (LIQ: TD BANK NA)		2.67%		02/05/26	4,000,000	4,000,000
Sales Tax CP Series C (LIQ: BARCLAYS BANK PLC)		2.66%		02/11/26	3,870,000	3,870,000
Sr Sales Tax Bonds Series 2025B (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.55%		01/02/26	5,935,000	5,935,000
Sr Sales Tax Bonds Series 2025B (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.18%)	(a)(b)(c)	3.50%	01/02/26	02/05/26	4,585,000	4,585,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series 2025A		2.60%		01/15/26	11,500,000	11,499,939
RB (Boston Univ) Series 2025A		2.60%		02/03/26	9,600,000	9,600,000
RB (Boston Univ) Series 2025A		2.67%		03/04/26	10,000,000	10,000,000
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(d)	3.52%		01/07/26	4,615,000	4,615,000
RB (Children’s Hospital) Series V 2024 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.60%		01/02/26	5,000,000	5,000,000
RB (Partners HealthCare System) Series 2017S1		5.00%		07/01/26	500,000	505,352
Massachusetts HFA
Housing Bonds Series 2024A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	1,215,000	1,215,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.50%		01/02/26	14,000,000	14,000,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	3.39%		01/07/26	55,300,000	55,300,000
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	3.39%		01/07/26	20,900,000	20,900,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.38%		01/07/26	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.37%		01/07/26	51,800,000	51,800,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	3.37%		01/07/26	29,700,000	29,700,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(d)	3.40%	01/02/26	01/07/26	71,000,000	71,000,000
Variable Rate Demand Preferred Shares Series A (LOC: BANK OF AMERICA NA)	(a)(d)	3.39%		01/07/26	12,400,000	12,400,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(d)	3.38%		01/07/26	55,500,000	55,500,000
						394,862,124
MICHIGAN 1.4%
Eastern Michigan Univ
General RB Series 2025B (LOC: BARCLAYS BANK PLC)	(d)	2.50%		01/02/26	2,000,000	2,000,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1	(b)	2.65%		03/02/26	10,000,000	10,000,000
Hospital Refunding RB (Henry Ford Health System) Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	4,550,000	4,550,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.53%		01/02/26	1,045,000	1,045,000
State Aid Revenue Notes Series 2025A2 (LOC: JPMORGAN CHASE BANK NA)		5.00%		08/20/26	225,000	228,090
Michigan Housing Development Auth
Rental Housing RB Series 2025A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	6,245,000	6,245,000
S/F Mortgage RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	1,760,000	1,760,000
S/F Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	7,365,000	7,365,000
S/F Mortgage RB Series 2025A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	2,665,000	2,665,000
Univ of Michigan
Extendible CP Notes Series L2	(b)	2.72%	01/22/26	09/11/26	5,000,000	5,000,000
General RB Series 2009B		2.68%		03/04/26	20,000,000	20,000,000
General RB Series 2013A		2.75%		04/01/26	155,000	154,961
General RB Series 2018A		5.00%		04/01/26	270,000	271,475
						61,284,526
MINNESOTA 1.0%
Burnsville
M/F Housing Refunding RB (Bridgeway Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.37%		01/07/26	1,750,000	1,750,000
Eden Prairie
M/F Housing Refunding RB (Eden Glen Apts) Series 2016A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.42%		01/07/26	1,560,000	1,560,000
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.36%		01/07/26	14,905,000	14,905,000
Hennepin Cnty
GO CP Certificates Series C		2.60%		01/06/26	2,900,000	2,900,000
GO CP Certificates Series C		2.58%		02/03/26	2,600,000	2,600,000
GO CP Certificates Series C		2.59%		03/04/26	7,500,000	7,500,000
Minneapolis
Student Residence RB Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.42%		01/07/26	4,110,000	4,110,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		2.68%		02/18/26	8,000,000	8,000,000
Health Care Facilities RB (Mayo Clinic) Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	1,435,000	1,435,000
						44,760,000
MISSISSIPPI 1.6%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010A	(d)	2.37%		01/07/26	6,635,000	6,635,000
Gulf Opportunity Zone IDRB (Chevron) Series 2010C	(d)	2.40%		01/07/26	37,450,000	37,450,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(d)	2.50%		01/02/26	1,020,000	1,020,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(d)	2.50%		01/02/26	1,660,000	1,660,000
IDRB (Chevron) Series 2010H	(d)	2.50%		01/02/26	15,975,000	15,975,000
IDRB (Chevron) Series 2011A	(d)	2.50%		01/02/26	1,405,000	1,405,000
IDRB (Chevron) Series 2011B	(d)	2.50%		01/02/26	1,490,000	1,490,000
Mississippi Home Corp
S/F Mortgage RB Series 2023C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	5,200,000	5,200,000
						70,835,000
MISSOURI 1.0%
Missouri Health & Educational Facilities Auth
CP (BJC Health System) Series D		2.66%		02/05/26	24,000,000	24,000,000
CP (BJC Health System) Series D		2.68%		02/17/26	10,000,000	10,000,000
Health Facilities RB (Mercy Health) Series 2020 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	3,440,000	3,440,000
RB (BJ Health System) Series 2021B	(b)	4.00%		05/01/26	1,620,000	1,631,835
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,545,000	1,545,000
St. Louis IDA
Health Care Facilities RB (Mid-America Transplant) Series 2013 (LOC: BMO BANK NA)	(d)	2.60%		01/02/26	3,800,000	3,800,000
						44,416,835
NEBRASKA 0.3%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	655,000	655,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2024E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
S/F Housing RB Series 2025C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,610,000	4,610,000
Washington Cnty
IDRB (Cargill) Series 2010B	(d)	3.35%		01/07/26	3,500,000	3,500,000
						10,765,000
NEW HAMPSHIRE 0.2%
National Fin Auth
Health Care Facilities RB (Novant Health) Series 2024B (LOC: TRUIST BANK)	(d)	2.55%		01/02/26	9,100,000	9,100,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 1.5%
Brick Township
BAN 2025		3.75%		03/17/26	10,000,000	10,019,334
Carteret
BAN 2025		3.50%		05/28/26	8,000,000	8,013,958
Lacey Township
BAN 2025A		3.75%		05/05/26	3,722,000	3,727,458
Monroe Township
BAN		3.50%		05/29/26	9,100,000	9,117,420
Plainsboro Township
BAN 2025		4.00%		07/23/26	4,280,000	4,303,450
Ridgewood NJ
BAN 2025		4.00%		10/08/26	9,173,275	9,266,335
Somers Point
BAN 2025		3.75%		08/26/26	2,400,000	2,416,167
Tenafly
BAN		3.50%		05/21/26	10,000,000	10,014,738
Union Cnty
BAN 2025		4.00%		06/12/26	7,490,000	7,524,987
						64,403,847
NEW YORK 13.9%
Ardsley NY UFSD
BAN 2025B		3.25%		06/03/26	4,500,000	4,512,778
Arizona IDA
RB (Zeta Charter Schools-New York City Project) Series 2024A (LOC: PNC BANK NA)	(a)(b)(c)	3.42%		01/07/26	10,000,000	10,000,000
Arlington CSD
BAN 2025		3.75%		06/26/26	10,000,000	10,030,205
Colonie
BAN 2025B		3.70%		05/08/26	11,470,580	11,483,964
Cornwall CSD
BAN 2025		4.50%		06/17/26	5,000,000	5,031,995
Deer Park UFSD
TAN 2025-2026		3.50%		06/24/26	3,000,000	3,012,098
East Greenbush CSD
BAN Series 2025B		3.25%		12/10/26	4,000,000	4,024,287
East Hampton UFSD
TAN 2025-2026 Series B		3.25%		06/26/26	12,500,000	12,539,421
Eastport South Manor CSD
TAN 2025-2026		3.25%		02/06/26	4,000,000	4,002,742
Elwood UFSD
TAN 2025-2026		3.25%		06/18/26	2,640,000	2,648,549
Glen Cove SD
BAN 2025		3.50%		06/25/26	6,615,000	6,631,209
Grand Island
BAN 2025		4.00%		10/02/26	8,000,000	8,096,455
Half Hollow Hills CSD
TAN 2025-2026		3.25%		06/24/26	8,000,000	8,025,456
Hauppauge UFSD
TAN 2025-2026		3.25%		06/24/26	13,000,000	13,043,287
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington UFSD
TAN 2025-2026		3.25%		06/18/26	3,500,000	3,513,244
Islip UFSD
TAN 2025-2026		3.25%		06/18/26	3,780,000	3,792,240
Katonah-Lewisboro UFSD
BAN 2025		3.50%		06/03/26	13,000,000	13,028,909
Lancaster CSD
BAN 2025		3.50%		06/05/26	11,000,000	11,024,783
Liverpool CSD
BAN 2025		3.75%		06/26/26	14,385,000	14,428,451
Metropolitan Transportation Auth
Dedicated Tax Fund RB Series 2017B1 (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	2.60%		01/02/26	1,080,000	1,080,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(d)	2.45%		01/02/26	1,410,000	1,410,000
Middletown City SD
BAN 2025		3.25%		12/02/26	7,000,000	7,043,035
New York City
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(d)	2.50%	01/02/26	04/01/42	1,200,000	1,200,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(d)	2.50%		01/02/26	750,000	750,000
GO Bonds Fiscal 2017 Series A1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.50%		01/02/26	3,095,000	3,095,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.50%	01/02/26	08/01/44	1,555,000	1,555,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF MONTREAL)	(d)	2.52%		01/02/26	5,915,000	5,915,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(d)	2.50%		01/02/26	3,890,000	3,890,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.50%		01/02/26	500,000	500,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	3,000,000	3,000,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(d)	2.45%		01/02/26	770,000	770,000
GO Bonds Fiscal 2025 Series G1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.55%		01/02/26	5,830,000	5,830,000
GO Bonds Fiscal 2025 Series G1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	2,700,000	2,700,000
GO Bonds Fiscal 2025 Series G2 (LIQ: BANK OF AMERICA NA)	(d)	2.50%		01/02/26	22,400,000	22,400,000
GO Bonds Fiscal 2025 Series G3 (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	400,000	400,000
GO Bonds Fiscal 2026 Series A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	8,000,000	8,000,000
New York City Housing Development Corp
M/F Housing RB Series 2014G1 & 2015D1B (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(d)	3.30%		01/07/26	400,000	400,000
M/F Housing RB Series 2022 A&C1&E2 (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	5,000,000	5,000,000
M/F Housing RB Series 2024 A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,195,000	3,195,000
M/F Housing RB Series 2025F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,690,000	4,690,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series BB1 (LIQ: UBS AG)	(d)	2.40%		01/02/26	1,250,000	1,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	3,750,000	3,750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	6,250,000	6,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,615,000	1,615,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	1,455,000	1,455,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.55%		01/02/26	3,795,000	3,795,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	1,045,000	1,045,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.57%		01/02/26	2,000,000	2,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	13,250,000	13,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	1,200,000	1,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.50%		01/02/26	1,900,000	1,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	2,200,000	2,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(d)	2.50%		01/02/26	750,000	750,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(d)	2.50%		01/02/26	29,880,000	29,880,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.35%		01/07/26	6,595,000	6,595,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	500,000	500,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	2,100,000	2,100,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(d)	2.45%		01/02/26	600,000	600,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.50%		01/02/26	2,300,000	2,300,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.50%		01/02/26	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.50%		01/02/26	450,000	450,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.50%		01/02/26	1,010,000	1,010,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(d)	2.50%		01/02/26	9,800,000	9,800,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	2,905,000	2,905,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	7,490,000	7,490,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.33%		01/07/26	5,250,000	5,250,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	2,360,000	2,360,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2025 Series H2 (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	4,120,000	4,120,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 & C1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	2,800,000	2,800,000
Future Tax Secured Sub Bonds Fiscal 2026 Series A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	5,015,000	5,015,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	3,140,000	3,140,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,500,000	1,500,000
RB (Cornell Univ) Series 2024A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.50%		01/02/26	2,400,000	2,400,000
RB (New York Univ) Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	5,335,000	5,335,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	1,730,000	1,730,000
State Personal Income Tax RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,500,000	2,500,000
New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.45%		01/07/26	36,800,000	36,800,000
New York State Power Auth Green Transmission
RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.37%		01/07/26	3,750,000	3,750,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	4,800,000	4,800,000
State Personal Income Tax RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	5,000,000	5,000,000
Niskayuna CSD
BAN 2025		3.50%		06/26/26	10,000,000	10,020,904
North Babylon NY UFSD
TAN 2025-2026		3.25%		06/25/26	5,000,000	5,017,126
Northport-East Northport UFSD
TAN 2025-2026		3.50%		06/24/26	5,000,000	5,021,081
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	3.41%		01/07/26	35,700,000	35,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.37%		01/07/26	26,300,000	26,300,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	3.37%		01/07/26	6,000,000	6,000,000
Penfield Central SD
BAN 2025		3.50%		06/25/26	5,000,000	5,009,463
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.52%		01/07/26	2,785,000	2,785,000
Riverhead
BAN 2025A		3.50%		02/20/26	5,250,000	5,254,729
Sayville UFSD
TAN 2025-2026		3.15%		06/24/26	4,000,000	4,013,814
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Smithtown CSD
TAN 2025-2026		4.00%		06/25/26	10,000,000	10,074,618
Suffolk Cnty
TAN Series 2026		4.00%		07/24/26	10,000,000	10,081,390
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2025A		5.00%		05/15/26	10,000,000	10,087,954
General RB Series 2025A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	6,000,000	6,000,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(d)	2.50%		01/02/26	5,000	5,000
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	4,000,000	4,000,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	4,675,000	4,675,000
Sales Tax RB Series 2023A & 2022A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	565,000	565,000
Ulster Cnty
BAN 2025		3.25%		11/13/26	6,000,000	6,035,314
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.52%		01/07/26	1,920,000	1,920,000
West Babylon UFSD
TAN 2025-2026		4.00%		06/26/26	5,000,000	5,032,988
West Genesee CSD
BAN 2025A		3.75%		06/25/26	5,000,000	5,015,469
West Islip UFSD
TAN 2025-2026		3.25%		06/18/26	3,000,000	3,009,096
						602,192,054
NORTH CAROLINA 0.3%
Charlotte-Mecklenburg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(d)	2.50%		01/02/26	2,665,000	2,665,000
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (FirstHealth of the Carolinas) Series 2017D (LOC: TRUIST BANK)	(d)	2.45%		01/02/26	300,000	300,000
Wisconsin Public Finance Auth
RB (Charlotte-Mecklenburg) Series 2018C & 2018E (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.38%	01/02/26	01/07/26	9,900,000	9,900,000
						12,865,000
OHIO 3.3%
Akron, Bath & Copley Jt Township Hospital District
RB (Concordia Lutheran) Series 2013A (LOC: TRUIST BANK)	(d)	3.38%		01/07/26	5,000,000	5,000,000
RB (Concordia Lutheran) Series 2018B (LOC: TRUIST BANK)	(d)	3.38%		01/07/26	7,075,000	7,075,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%	01/02/26	01/07/26	2,460,000	2,460,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025D (LOC: TRUIST BANK)	(d)	2.50%		01/02/26	9,475,000	9,475,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025E (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	8,650,000	8,650,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010C (LOC: TRUIST BANK)	(d)	2.50%		01/02/26	5,790,000	5,790,000
Hospital Facilities RB (Mercy Health) Series 2012B (LOC: TD BANK NA)	(d)	2.35%		01/07/26	400,000	400,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	7,730,000	7,730,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011C	(d)	2.25%		01/07/26	2,800,000	2,800,000
Hospital Refunding RB (Nationwide Children’s Hospital) Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	7,750,000	7,750,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%	01/02/26	01/07/26	2,000,000	2,000,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NA)	(d)	2.30%		01/02/26	1,280,000	1,280,000
Hospital RB (Univ Hospitals Health System Inc) Series 2025C (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	2.50%		01/02/26	2,680,000	2,680,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.36%		01/07/26	2,100,000	2,100,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.36%		01/07/26	4,000,000	4,000,000
Ohio HFA
Residential Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,010,000	2,010,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.61%		03/02/26	2,000,000	2,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.62%		03/16/26	5,000,000	5,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.64%		02/03/26	15,300,000	15,300,000
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	1,500,000	1,500,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D1	(d)	2.25%		01/07/26	2,000,000	2,000,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/01/26	750,000	750,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2021B		5.00%		01/01/26	1,045,000	1,045,000
Ohio Water Development Auth
Pollution Control Refunding RB Series 2023A		5.00%		06/01/26	410,000	413,683
Ohio Water Development Authority Water Pollution Control Loan Fund
RB Series 2024C (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	7,500,000	7,500,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(b)	3.75%		02/02/26	3,375,000	3,375,000
Wisconsin Public Finance Auth
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.60%		01/02/26	35,000,000	35,000,000
						145,083,683
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 0.1%
Oklahoma Turnpike Auth
2nd Sr RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
2nd Sr RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	4,000,000	4,000,000
						6,000,000
OREGON 1.0%
Clackamas Cnty Ore SD #086
GO Refunding Bonds Series 2020A (GTY: OREGON (STATE OF))		4.00%		06/15/26	250,000	251,375
Clackamas Cnty SD #62
GO Refunding Bonds Series 2018B (GTY: OREGON (STATE OF)) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	3,910,000	3,910,000
Deschutes Cnty SD No 1
GO Bonds Series 2019 (GTY: OREGON (STATE OF))		5.00%		06/15/26	100,000	101,012
Forest Grove SD #15
GO Bonds Series 2012B (GTY: OREGON (STATE OF))	(f)	2.73%		06/15/26	565,000	558,064
Greater Albany SD #8J
GO Bonds Series 2017 (GTY: OREGON (STATE OF))		5.00%		06/15/26	125,000	126,242
Hillsboro SD #1J
GO Bonds Series 2020 (GTY: OREGON (STATE OF))		5.00%		06/15/26	250,000	252,451
Multnomah Cnty SD #1
GO Bonds Series 2020 (GTY: OREGON (STATE OF))		5.00%		06/15/26	300,000	303,017
Oregon
GO Bonds Series 2014A		5.00%		05/01/26	125,000	125,141
GO Bonds Series 2016D		5.00%		05/01/26	100,000	100,716
GO Bonds Series 2017A		5.00%		05/01/26	100,000	100,738
GO Refunding Bonds Series 2016F		5.00%		05/01/26	175,000	176,246
GO Refunding Bonds Series 2021H		1.00%		08/01/26	500,000	495,111
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		2.62%		01/06/26	10,000,000	10,000,000
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		2.65%		01/06/26	10,095,000	10,095,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		2.62%		01/06/26	9,444,000	9,444,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(d)	3.80%		01/07/26	3,105,000	3,105,000
Phoenix-Talent SD #4
GO Bonds Series 2018A (GTY: OREGON (STATE OF))	(f)	2.69%		06/15/26	205,000	202,546
Tigard-Tualatin SD No 23J
GO Bonds Series 2025 (GTY: OREGON (STATE OF)) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.18%)	(a)(b)(c)	3.50%	01/02/26	02/05/26	5,225,000	5,225,000
						44,571,659
PENNSYLVANIA 4.0%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.52%		01/07/26	2,505,000	2,505,000
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran) Series 2016A (LOC: TRUIST BANK)	(d)	3.38%		01/07/26	3,630,000	3,630,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(d)	3.38%		01/07/26	6,370,000	6,370,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(d)	3.38%		01/07/26	9,215,000	9,215,000
Butler Cnty IDA
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(d)	3.38%		01/07/26	2,755,000	2,755,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.42%		01/07/26	2,880,000	2,880,000
Delaware Valley Regional Finance Auth
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(d)	2.35%		01/07/26	750,000	750,000
RB Series 2024B (LOC: TD BANK NA)	(d)	2.45%		01/02/26	700,000	700,000
Geisinger Auth
Health System RB (Geisinger) Series 2020A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,930,000	2,930,000
Lancaster Industrial Development Auth
RB (The Mennonite Home) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.52%		01/07/26	14,855,000	14,855,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2012B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.58%		01/02/26	33,325,000	33,325,000
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	5,705,000	5,705,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.40%		01/07/26	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.36%		01/07/26	3,320,000	3,320,000
Pennsylvania HFA
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	1,600,000	1,600,000
S/F Mortgage RB Series 2023-142A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,880,000	1,880,000
S/F Mortgage RB Series 2023-143A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,600,000	3,600,000
S/F Mortgage RB Series 2023-143A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	8,120,000	8,120,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	4,270,000	4,270,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	3,165,000	3,165,000
S/F Mortgage RB Series 2024-146A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,900,000	4,900,000
S/F Mortgage RB Series 2024-147A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	6,500,000	6,500,000
S/F Mortgage RB Series 2024-147A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.55%		01/02/26	2,670,000	2,670,000
S/F Mortgage RB Series 2025-148A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	4,380,000	4,380,000
S/F Mortgage RB Series 2025-149A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.60%		01/02/26	2,500,000	2,500,000
S/F Mortgage RB Series 2025-149A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,740,000	4,740,000
S/F Mortgage RB Series 2025-150A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
S/F Mortgage RB Series 2025-150A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	3,000,000	3,000,000
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2024D4 (LOC: TRUIST BANK)	(d)	2.55%		01/02/26	3,000,000	3,000,000
Pennsylvania State Univ
RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	3,600,000	3,600,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philadelphia Water & Wastewater
Water & Wastewater CP Series B (LOC: ROYAL BANK OF CANADA)		2.64%		01/08/26	4,760,000	4,760,000
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.66%		01/06/26	3,000,000	3,000,000
Water & Wastewater CP Series C (LOC: TD BANK NA)		2.68%		02/05/26	2,500,000	2,500,000
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.63%		03/03/26	1,001,000	1,001,000
Pocono Mountains Industrial Park Auth
Hospital RB (St. Luke’s Hospital) Series 2015A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	3,970,000	3,970,000
Villanova Univ
RB (Villanova Univ) Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(a)(b)(c)	3.47%	01/02/26	02/19/26	11,060,000	11,060,000
						175,786,000
RHODE ISLAND 0.1%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,665,000	3,665,000
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 85A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,505,000	2,505,000
						6,170,000
SOUTH CAROLINA 3.0%
Charleston County SD
GO Bonds Series 2025B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		3.75%		03/01/26	17,525,000	17,555,776
Clover CSD No 2
GO BAN 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		10/01/26	5,000,000	5,086,643
Fort Mill SD No 4
GO BAN Series 2025 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		4.00%		10/07/26	400,000	403,721
GO Bonds Series 2017B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		03/01/26	120,000	120,408
Greenville Cnty SD
GO Bonds Series 2025C (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		06/29/26	3,000,000	3,034,517
Lexington Cnty SD No 1
GO Bonds Series 2025B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		03/02/26	6,315,000	6,338,352
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	12,000,000	12,000,000
Gas Supply RB Series 2023B1	(a)(b)(c)	3.35%		01/07/26	5,295,000	5,295,000
Gas Supply RB Series 2023B1&B2	(a)(b)(c)	3.35%		01/07/26	6,665,000	6,665,000
Richland Cnty SD No 1
GO Refunding Bonds Series 2014C (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		3.00%		03/01/26	130,000	129,995
South Carolina Association of Gov Org
COP Series 2025B (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT))		5.00%		03/02/26	7,430,000	7,457,993
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Carolina Housing Finance & Development Auth
M/F Housing RB (Broad River Village Apts) Series 2020 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.37%		01/07/26	8,865,000	8,865,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.37%		01/07/26	2,070,000	2,070,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025F (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	6,000,000	6,000,000
Hospital RB (Prisma Health) Series 2018C (LOC: TD BANK NA)	(d)	2.45%		01/02/26	11,330,000	11,330,000
South Carolina Public Service Auth
Refunding RB Series 2024B & 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	1,940,000	1,940,000
Sub Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.60%		01/06/26	4,382,000	4,382,000
Sub Revenue CP Series A (LOC: BARCLAYS BANK PLC)		2.65%		03/04/26	22,645,000	22,645,000
Sub Revenue CP Series B (LOC: BARCLAYS BANK PLC)		2.65%		03/04/26	8,877,000	8,877,000
						130,196,405
TENNESSEE 1.9%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(d)	2.72%		01/07/26	1,960,000	1,960,000
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	1,970,000	1,970,000
Clarksville Public Building Auth
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	(a)(d)	3.51%		01/07/26	150,000	150,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.36%		01/07/26	2,455,000	2,455,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(d)	3.35%		01/07/26	11,000,000	11,000,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		2.71%		02/04/26	5,000,000	5,000,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2022A (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	14,000,000	14,000,000
GO CP Series 2024 (LIQ: TD BANK NA)		2.64%		01/13/26	8,000,000	8,000,000
GO Refunding Bonds Series 2016		5.00%		01/01/26	525,000	525,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.64%		02/03/26	5,000,000	5,000,000
Water & Sewer CP Notes Series 2022A (LOC: TD BANK NA)		2.65%		03/03/26	10,000,000	10,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	3,100,000	3,100,000
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(d)	2.45%		01/02/26	1,400,000	1,400,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	3,610,000	3,610,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Housing Development Agency
Residential Finance Program Bonds Series 2025-1A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,600,000	3,600,000
Residential Finance Program Bonds Series 2025-3 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%	01/02/26	01/07/26	10,750,000	10,750,000
						82,520,000
TEXAS 21.5%
Allen ISD
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	625,000	626,639
Anahuac ISD
ULT Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/26	170,000	169,860
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	9,225,000	9,225,000
Education RB (Riverwalk Education Foundation) Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	315,000	319,243
Education Refunding RB (Harmony Public Schools) Series 2021C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/26	205,000	205,099
Austin ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	4,010,000	4,010,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	1,935,000	1,935,000
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	195,000	197,470
Birdville ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,264
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	830,000	832,087
Boerne ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	150,000	150,252
Canutillo ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
Canyon Texas ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	175,000	175,440
Celina ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	125,000	126,689
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	3,600,000	3,600,000
Clifton Higher Education Finance Corp
Education Refunding RB (Idea Public Schools) Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	250,000	253,330
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Conroe ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.12%)	(a)(b)(c)	3.44%	01/02/26	03/26/26	5,215,000	5,215,000
Corpus Christi ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/26	125,000	126,689
Crowley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,335,000	3,335,000
Cypress-Fairbanks ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	130,000	130,304
ULT GO Refunding Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,373
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.63%		01/14/26	1,400,000	1,400,000
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.66%		01/14/26	7,000,000	7,000,000
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.63%		02/19/26	5,800,000	5,800,000
Waterworks & Sewer CP Notes Series G (LIQ: BANK OF AMERICA NA)		2.69%		01/22/26	5,000,000	5,000,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		2.67%		02/04/26	2,150,000	2,150,000
Sr Sub Lien Sales Tax Revenue CP Series I		2.71%		02/24/26	8,800,000	8,800,000
Dallas ISD
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	3,750,000	3,750,000
ULT GO Refunding Bonds Series 2025B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	125,000	125,317
Del Valle ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		06/15/26	140,000	141,347
Denton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,400,000	2,400,000
Desoto ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.55%		01/02/26	1,575,000	1,575,000
Dripping Springs ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	4,000,000	4,000,000
Forney ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
Fort Worth
Water & Sewer System Refunding RB Series 2020A		5.00%		02/15/26	465,000	466,159
Fort Worth Water & Sewer System
Water & Sewer System RB Series 2025 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	5,000,000	5,000,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Frenship ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	5,935,000	5,935,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(a)(b)(c)	3.49%	01/02/26	01/22/26	3,165,000	3,165,000
Garland ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	325,000	325,810
Goliad ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/26	250,000	250,176
Grand Prairie ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	135,000	135,355
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.75%		03/26/26	9,240,000	9,240,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.76%		03/26/26	14,720,000	14,720,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.47%		01/07/26	2,665,000	2,665,000
Hospital RB (Memorial Hermann Health) Series 2024D	(d)	2.35%		01/07/26	16,400,000	16,400,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%	01/02/26	01/07/26	8,195,000	8,195,000
RB (Houston Methodist) Series 2020B	(d)	3.35%		01/07/26	45,000,000	45,000,000
RB (Houston Methodist) Series 2025E (LIQ: ROYAL BANK OF CANADA)	(d)	2.50%		01/02/26	600,000	600,000
Refunding RB (The Methodist Hospital System) Series 2009C1	(d)	3.35%		01/07/26	36,970,000	36,970,000
Harris Cnty Toll Road Auth
1st Lien Refunding RB Series 2021 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.55%		01/02/26	8,760,000	8,760,000
1st Lien Revenue CP Series K (LIQ: TRUIST BANK)		2.75%		03/12/26	3,370,000	3,370,000
Hays Consolidated ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	170,000	170,428
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	3,480,000	3,480,000
Houston Combined Utility System
Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	10,495,000	10,495,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,165,000	1,168,150
Humble ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	195,000	195,521
Katy ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	250,000	250,629
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	140,000	140,352
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keller ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	615,000	616,539
La Vernia ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	2.55%		01/02/26	4,495,000	4,495,000
Lake Dallas Tex ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(f)	2.75%		08/15/26	2,890,000	2,841,349
Lamar Consolidated ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	5,250,000	5,250,000
Lindale ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	125,000	125,290
Lower Colorado River Auth
CP Series B (LOC: TRUIST BANK)		2.71%		01/21/26	6,723,000	6,723,000
CP Series B (LOC: TRUIST BANK)		2.65%		02/09/26	16,001,000	16,001,000
Refunding RB (LCRA Transmission Services) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	6,265,000	6,265,000
Transmission Contract Revenue CP (LOC: JPMORGAN CHASE BANK NA)		2.64%		02/10/26	6,000,000	6,000,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(d)	2.55%		01/02/26	1,400,000	1,400,000
RB (ExxonMobil) Series 2012	(d)	2.55%		01/02/26	15,460,000	15,460,000
Mansfield ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	5,935,000	5,935,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	6,535,000	6,535,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,750,000	3,750,000
Mesquite ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	2,500,000	2,500,000
Midland ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	305,000	305,769
Midlothian ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	3.35%		01/07/26	2,930,000	2,930,000
North Texas Municipal Water District
Water System Refunding RB Series 2025 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	4,000,000	4,000,000
Water System Refunding RB Series 2025 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(a)(b)(c)	3.49%	01/02/26	01/22/26	3,165,000	3,165,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northwest ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	220,000	220,559
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	3.35%		01/07/26	1,780,000	1,780,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	2,250,000	2,250,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	5,485,000	5,485,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.36%		01/07/26	12,085,000	12,085,000
Pearland ISD
ULT Refunding GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	100,000	100,251
Plano ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	135,000	135,353
Ponder ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.25%		08/15/26	100,000	99,495
Port Arthur ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	4,300,000	4,300,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(d)	2.44%		01/07/26	31,315,000	31,315,000
Exempt Facilities RB (Total USA) Series 2012	(d)	2.37%		01/07/26	3,500,000	3,500,000
Exempt Facilities RB (Total USA) Series 2012A	(d)	2.44%		01/07/26	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(d)	2.44%		01/07/26	4,000,000	4,000,000
Princeton ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	480,000	481,245
Prosper ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	2,670,000	2,670,000
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	3,560,000	3,560,000
Red Oak ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	3,380,000	3,380,000
Round Rock ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/26	100,000	101,238
Royse City ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	1,160,000	1,160,000
Rusk ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/26	200,000	199,730
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Antonio
CP Series F (LIQ: ROYAL BANK OF CANADA)		2.60%		05/12/26	10,000,000	10,000,000
Electric & Gas System Refunding RB Series 2017		5.00%		02/01/26	200,000	200,341
Electric & Gas Systems Refunding RB Series 2015		5.00%		02/01/26	145,000	145,240
Electric & Gas Systems Refunding RB Series 2016		5.00%		02/01/26	190,000	190,316
General Refunding Bonds Series 2019 (LIQ: CITIBANK NA)	(a)(b)(c)	3.35%		01/07/26	5,000,000	5,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.74%		01/05/26	10,000,000	10,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.61%		02/04/26	10,000,000	10,000,000
Water System Jr Lien Refunding RB Series 2016C		5.00%		05/15/26	110,000	110,875
Water System Jr Lien Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	1,600,000	1,600,000
Water System Sub Lien RB Series 2025D (LIQ: TD BANK NA)	(d)	2.45%		01/02/26	6,565,000	6,565,000
Water System Sub Lien Refunding RB Series 2024A (LIQ: TRUIST BANK)	(d)	2.50%		01/02/26	5,400,000	5,400,000
San Antonio Electric & Gas
Electric & Gas System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	8,000,000	8,000,000
Electric & Gas System Refunding RB Series 2023C		5.00%		02/01/26	110,000	110,188
Electric & Gas Systems Extendible CP Series A	(b)	2.71%	05/12/26	09/14/26	17,500,000	17,500,000
Electric & Gas Systems Extendible CP Series A	(b)	2.68%	05/12/26	09/15/26	17,250,000	17,250,000
Electric & Gas Systems Refunding RB Series 2020		5.00%		02/01/26	125,000	125,206
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	3,665,000	3,665,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	2.53%		01/02/26	4,570,000	4,570,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	2,760,000	2,760,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	3,325,000	3,325,000
Electric & Gas Systems Refunding RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
Electric & Gas Systems Refunding RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	2,175,000	2,175,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.36%		01/07/26	1,800,000	1,800,000
Southwest ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/01/26	100,000	99,861
Spring ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	1,800,000	1,800,000
Sweetwater ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	150,343
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,260,000	2,260,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	4,000,000	4,000,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,745,000	2,745,000
Hospital RB (Baylor Scott & White Health) Series 2022E	(b)	5.00%		05/15/26	100,000	100,439
Hospital RB (Methodist Hospitals of Dallas) Series 2008B (LOC: TD BANK NA)	(d)	2.45%		01/02/26	220,000	220,000
Hospital Refunding RB (Baylor Scott & White) Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(d)	1.65%		01/02/26	2,950,000	2,950,000
Hospital Refunding RB (Baylor Scott & White) Series 2024B (LOC: BARCLAYS BANK PLC)	(d)	1.70%		01/02/26	2,385,000	2,385,000
Hospital Refunding RB (Baylor Scott & White) Series 2024C	(d)	2.20%		01/07/26	13,000,000	13,000,000
RB (Ascension Health) Series 2025E1	(d)	2.38%		01/07/26	7,000,000	7,000,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	3,425,000	3,425,000
RB (Christus Health) Series 2022A, 2018B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	1,500,000	1,500,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(d)	2.45%		01/02/26	100,000	100,000
RB (Texas Health Resources) Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,000,000	2,000,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(d)	2.45%		01/07/26	5,700,000	5,700,000
Taylor ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	200,509
Texas
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.45%		01/07/26	9,530,000	9,530,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.45%		01/07/26	5,465,000	5,465,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(d)	2.40%		01/07/26	1,900,000	1,900,000
GO Bonds Series 2019A		5.00%		08/01/26	625,000	632,889
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.45%		01/07/26	12,635,000	12,635,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.45%		01/07/26	5,655,000	5,655,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(d)	2.50%		01/07/26	19,785,000	19,785,000
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	2.40%		01/07/26	5,430,000	5,430,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	2.50%		01/07/26	7,405,000	7,405,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.50%		01/07/26	8,560,000	8,560,000
Texas A&M Univ
CP Series A		2.68%		01/08/26	5,000,000	5,000,000
CP Series A		2.60%		02/04/26	10,000,000	10,000,000
CP Series A		2.64%		02/19/26	10,000,000	10,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Municipal Gas Acquisition & Supply Corp IV
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.37%		01/07/26	4,360,000	4,360,000
Texas Permanent Univ Fund
RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,500,000	1,500,000
Texas Transportation Finance Corp
Sub Tier Toll Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	9,555,000	9,555,000
Sub Tier Toll Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,125,000	2,125,000
Sub Tier Toll Refunding RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	4,000,000	4,000,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2018B		5.00%		04/15/26	195,000	196,181
State Water Implementation Fund RB Series 2020		5.00%		04/15/26	1,380,000	1,388,438
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	2,565,000	2,565,000
State Water Implementation Fund RB Series 2022 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,625,000	3,625,000
State Water Implementation Fund RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.47%		01/07/26	1,000,000	1,000,000
State Water Implementation Fund RB Series 2024A	(a)(b)(c)(e)	1.25%		01/02/26	4,295,000	4,295,000
State Water Implementation Fund RB Series 2024A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	2.60%		01/02/26	4,305,000	4,305,000
State Water Implementation Fund RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,360,000	1,360,000
State Water Implementation Fund RB Series 2025 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.35%		01/07/26	1,725,000	1,725,000
Tuloso-Midway ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	4,500,000	4,500,000
Univ of Texas
CP Notes Series A		2.67%		01/13/26	5,000,000	5,000,000
CP Notes Series A		2.78%		01/13/26	7,500,000	7,500,000
CP Notes Series A		2.74%		01/15/26	6,000,000	6,000,000
CP Notes Series A		2.67%		03/24/26	5,000,000	5,000,000
CP Notes Series A		2.67%		03/31/26	5,000,000	5,000,000
CP Notes Series A		2.60%		04/06/26	12,500,000	12,500,000
CP Notes Series A		2.65%		05/05/26	5,000,000	5,000,000
CP Notes Series A		2.64%		05/12/26	8,000,000	8,000,000
Financing System RB Series 2024A		5.00%		08/15/26	100,000	101,347
Revenue Financing CP Series A		2.62%		01/12/26	7,000,000	7,000,000
Revenue Financing CP Series A		2.65%		01/21/26	4,290,000	4,290,000
Revenue Financing CP Series A		2.70%		02/05/26	4,195,000	4,195,000
Revenue Financing CP Series A		2.70%		02/18/26	1,533,000	1,533,000
Revenue Financing CP Series A		2.69%		02/25/26	12,500,000	12,500,000
Revenue Financing CP Series A		2.69%		03/03/26	6,200,000	6,200,000
Revenue Financing CP Series A		2.71%		03/03/26	7,500,000	7,500,000
Revenue Financing CP Series A		2.66%		03/18/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.63%		03/19/26	14,204,000	14,204,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revenue Financing CP Series A		2.64%		04/01/26	14,250,000	14,250,000
Revenue Financing CP Series A		2.64%		04/16/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.60%		05/18/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.65%		05/18/26	10,000,000	10,000,000
Revenue Financing CP Series A		2.60%		05/20/26	2,500,000	2,500,000
Revenue Financing System Bonds Series 2008B	(d)	3.35%		01/07/26	8,000,000	8,000,000
Van Alstyne ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.35%		01/07/26	2,500,000	2,500,000
Venus ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(f)	2.78%		08/15/26	200,000	196,598
Waller ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	3,405,000	3,405,000
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	3,125,000	3,125,000
						935,369,572
UTAH 0.1%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BANK OF NEW YORK MELLON/THE)	(d)	2.35%		01/07/26	1,500,000	1,500,000
Hospital RB (IHC Health Services) Series 2020B2	(b)	5.00%		08/03/26	2,590,000	2,622,967
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	2.45%		01/07/26	745,000	745,000
						4,867,967
VIRGINIA 1.9%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2014A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.38%		01/07/26	29,850,000	29,850,000
Health Care RB (Inova Health) Series 2016C	(d)	3.35%		01/07/26	500,000	500,000
Health Care RB (Inova Health) Series 2018A		5.00%		05/15/26	145,000	146,159
Health Care RB (Inova Health) Series 2018C	(d)	3.35%		01/07/26	400,000	400,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	5,500,000	5,500,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	2.60%		01/02/26	2,640,000	2,640,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.36%		01/07/26	4,000,000	4,000,000
Roanoke Economic Development Auth Corp
Hospital RB (Carilion Clinic Obligated Group) Series 2025B (LOC: PNC BANK NA)	(d)	3.30%		01/07/26	2,760,000	2,760,000
Hospital Refunding RB (Carilion Clinic) Series 2020C (LOC: TD BANK NA)	(d)	2.45%		01/02/26	4,200,000	4,200,000
RB (Carilion Clinic) Series 2025C (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.38%		01/07/26	14,000,000	14,000,000
Virginia Commonwealth Univ Health System Auth
Refunding RB Series 2024B (LOC: TD BANK NA)	(d)	2.45%		01/02/26	2,105,000	2,105,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Virginia Small Business Financing Auth
Hospital RB (Carilion Clinic) Series 2008B (LOC: TD BANK NA)	(d)	2.45%		01/02/26	2,215,000	2,215,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	5,800,000	5,800,000
Winchester IDA
RB (Valley Health System) Series 2024B2 (LOC: TRUIST BANK)	(d)	2.45%		01/02/26	9,855,000	9,855,000
						83,971,159
WASHINGTON 2.0%
King Cnty
Jr Lien Sewer RB Series 2025 (LIQ: US BANK NATIONAL ASSOCIATION)	(d)	2.50%		01/02/26	3,400,000	3,400,000
Jr Lien Sewer Refunding RB Series 2024 (LIQ: BANK OF AMERICA NA)	(d)	2.35%		01/02/26	30,500,000	30,500,000
King Cnty Sewer System
LT GO CP Series A		2.69%		01/15/26	2,275,000	2,275,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(d)	3.37%		01/07/26	1,300,000	1,300,000
Washington
COP Series 2015C		5.00%		07/01/26	450,000	452,457
COP Series 2016B		5.00%		07/01/26	100,000	101,090
COP Series 2021C		5.00%		01/01/26	275,000	275,000
COP Series 2022B		5.00%		07/01/26	150,000	151,613
COP Series 2022C		5.00%		01/01/26	100,000	100,000
COP Series 2023C		5.00%		01/01/26	540,000	540,000
GO Bonds Series 2018C		5.00%		02/01/26	600,000	601,009
GO Bonds Series 2019C		5.00%		02/01/26	100,000	100,172
GO Bonds Series 2021C		5.00%		02/01/26	120,000	120,213
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.35%		01/07/26	3,390,000	3,390,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.35%		01/07/26	1,665,000	1,665,000
GO Bonds Series 2024C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.35%		01/07/26	1,250,000	1,250,000
GO Bonds Series 2025C		5.00%		02/01/26	245,000	245,418
GO Bonds Series 2025C (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.35%		01/07/26	7,000,000	7,000,000
GO Refunding Bonds Series R2016B (ESCROW)		5.00%		07/01/26	100,000	100,417
GO Refunding Bonds Series R2020B		5.00%		01/01/26	250,000	250,000
GO Refunding Bonds Series R2023A		5.00%		08/01/26	220,000	222,787
Motor Vehicle Fuel Tax GO Bonds Series 2003C	(f)	2.71%		06/01/26	190,000	187,890
Motor Vehicle Fuel Tax GO Bonds Series 2018D		5.00%		02/01/26	505,000	505,849
Motor Vehicle Fuel Tax GO Bonds Series 2019D		5.00%		06/01/26	125,000	126,121
Motor Vehicle Fuel Tax GO Bonds Series 2022B		5.00%		06/01/26	125,000	126,115
Motor Vehicle Fuel Tax GO Bonds Series 2025D		5.00%		06/01/26	1,300,000	1,310,782
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2020D		5.00%		07/01/26	410,000	414,408
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2021A		5.00%		06/01/26	2,300,000	2,323,439
Washington Health Care Facilities Auth
Health Care Facilities RB (Fred Hutchinson Cancer Ctr) Series 2020 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.36%		01/07/26	5,510,000	5,510,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington State Housing Finance Commission
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.37%		01/07/26	23,300,000	23,300,000
						87,844,780
WISCONSIN 2.7%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: BMO BANK NA)	(d)	3.35%		01/07/26	5,000,000	5,000,000
Michigan Finance Auth
Hospital RB (Beacon Health System Obligated Group) Series 2025A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.38%		01/07/26	20,000,000	20,000,000
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health Credit Group) Series 2018C1	(b)	5.00%		07/29/26	140,000	141,889
RB (Advocate Aurora Health) Series 2018B4 (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	2.60%		01/02/26	8,765,000	8,765,000
RB (Bellin Memorial Hospital) Series 2022B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	1,450,000	1,450,000
RB (Hospital Sisters Credit Group) Series 2025B (LOC: TRUIST BANK)	(d)	3.34%		01/07/26	6,880,000	6,880,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2015C (LIQ: ROYAL BANK OF CANADA)	(d)	3.25%		01/07/26	400,000	400,000
Home Ownership RB Series 2024C (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.35%		01/07/26	1,500,000	1,500,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(d)	3.35%		01/07/26	7,500,000	7,500,000
Hospital RB (Lee Health System) Series 2024A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.60%		01/02/26	25,000,000	25,000,000
Refunding RB (ProHealthcare Inc Obligated Group) Series 2025 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	2.60%		01/02/26	40,000,000	40,000,000
						116,636,889
MULTIPLE STATES 1.0%
United States Treasury		3.45%		01/06/26	43,120,000	43,103,471
Total Municipal Securities (Cost $4,381,727,366)						4,381,727,366
Total Investments in Securities (Cost $4,381,727,366)						4,381,727,366

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,805,200,000 or 41.5% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.

See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$4,381,727,366
Cash		5,724,821
Receivables:
Fund shares sold		34,850,619
Interest		24,750,605
Prepaid expenses	+	269,381
Total assets		4,447,322,792

Liabilities
Payables:
Investments bought		73,460,180
Fund shares redeemed		20,869,995
Distributions to shareholders		2,516,593
Investment adviser and administrator fees		623,538
Shareholder service fees		21,590
Independent trustees’ fees		168
Accrued expenses	+	69,554
Total liabilities		97,561,618
Net assets		$4,349,761,174

Net Assets by Source
Capital received from investors		$4,349,761,174
Net assets		$4,349,761,174

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,329,855,940		1,329,672,100		$1.00
Ultra Shares	$3,019,905,234		3,019,484,693		$1.00

See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$101,661,763

Expenses
Investment adviser and administrator fees		6,979,595
Shareholder service fees:
Investor Shares		1,829,699
Registration fees		368,131
Portfolio accounting fees		126,565
Independent trustees’ fees		51,922
Professional fees		35,011
Custodian fees		34,986
Shareholder reports		10,113
Transfer agent fees		1,261
Other expenses	+	26,111
Total expenses		9,463,394
Expense reduction	–	653,112
Net expenses	–	8,810,282
Net investment income		92,851,481

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		45,965
Increase in net assets resulting from operations		$92,897,446
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$92,851,481	$101,466,836
Net realized gains	+	45,965	115,837
Increase in net assets from operations		$92,897,446	$101,582,673

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($29,636,683 )	($34,402,968 )
Ultra Shares	+	(63,254,445)	(67,156,131)
Total distributions		($92,891,128 )	($101,559,099 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,315,456,679	1,398,069,426
Ultra Shares	+	5,216,503,573	5,382,878,727
Total shares sold		6,531,960,252	6,780,948,153
Shares Reinvested
Investor Shares		22,029,610	25,402,526
Ultra Shares	+	43,875,707	45,304,477
Total shares reinvested		65,905,317	70,707,003
Shares Redeemed
Investor Shares		(1,241,989,526)	(1,264,143,852)
Ultra Shares	+	(5,005,047,964)	(4,729,037,699)
Total shares redeemed		(6,247,037,490)	(5,993,181,551)
Net transactions in fund shares		350,828,079	858,473,605

NET ASSETS
Beginning of period		$3,998,926,777	$3,140,429,598
Total increase	+	350,834,397	858,497,179
End of period		$4,349,761,174	$3,998,926,777

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.05%	2.78%	2.58%	0.87%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.34%	0.30%[3,4]	0.10%[4]
Total expenses	0.35%	0.35%	0.35%	0.35%[3]	0.35%
Net investment income (loss)	2.03%	2.74%	2.53%	0.92%	0.01%
Net assets, end of period (x 1,000,000)	$2,563	$2,605	$2,483	$2,604	$2,224

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.21%	2.93%	2.73%	0.99%	0.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.19%[3,4]	0.09%[4]
Total expenses	0.20%	0.20%	0.20%	0.20%[3]	0.20%
Net investment income (loss)	2.18%	2.89%	2.68%	1.45%	0.01%
Net assets, end of period (x 1,000,000)	$6,796	$6,426	$5,562	$5,456	$778

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.0% OF NET ASSETS
CALIFORNIA 97.3%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.57%		01/07/26	51,850,000	51,850,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.25%		01/07/26	15,175,000	15,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.50%		01/07/26	9,200,000	9,200,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.05%		01/07/26	1,455,000	1,455,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.02%		01/07/26	5,500,000	5,500,000
Bay Area Toll Auth
Toll Bridge RB Series 2001A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.34%	01/02/26	01/07/26	3,000,000	3,000,000
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.29%		01/07/26	63,125,000	63,125,000
Toll Bridge RB Series 2007G1 (LOC: BANK OF AMERICA NA)	(a)	2.25%		01/07/26	14,700,000	14,700,000
Toll Bridge RB Series 2008E1 (LOC: PNC BANK NA)	(a)	2.35%		01/07/26	32,570,000	32,570,000
Toll Bridge RB Series 2023A (LOC: BARCLAYS BANK PLC)	(a)	1.70%		01/02/26	65,130,000	65,130,000
Toll Bridge RB Series 2024A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.25%		01/07/26	70,045,000	70,045,000
Toll Bridge RB Series 2024D (LOC: TD BANK NA)	(a)	1.75%		01/02/26	122,630,000	122,630,000
Toll Bridge RB Series 2024E (LOC: BANK OF AMERICA NA)	(a)	1.70%		01/02/26	16,625,000	16,625,000
Toll Bridge RB Series 2024G (LOC: BANK OF AMERICA NA)	(a)	2.60%		01/07/26	6,500,000	6,500,000
Toll Bridge RB Series 2024H (LOC: BANK OF AMERICA NA)	(a)	1.70%		01/02/26	50,175,000	50,175,000
Toll Bridge RB Series 2024I (LOC: TD BANK NA)	(a)	1.70%		01/02/26	13,850,000	13,850,000
Blackrock California Municipal Income Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.46%		01/07/26	74,700,000	74,700,000
Blackrock MuniHoldings California Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.46%		01/07/26	231,500,000	231,500,000
California
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	27,625,000	27,625,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/07/26	5,000,000	5,000,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.33%		01/07/26	3,190,000	3,190,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.32%		01/07/26	2,500,000	2,500,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,375,000	2,375,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.32%		01/07/26	15,230,000	15,230,000
GO Bonds Series 2003A1 (LOC: BARCLAYS BANK PLC)	(a)	1.75%		01/02/26	14,140,000	14,140,000
GO Bonds Series 2003C1 (LOC: TD BANK NA)	(a)	2.06%		01/07/26	45,620,000	45,620,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.10%		01/07/26	18,490,000	18,490,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)	1.20%		01/07/26	117,050,000	117,050,000
GO Bonds Series 2024A2 (LOC: BARCLAYS BANK PLC)	(a)	1.20%		01/07/26	18,600,000	18,600,000
GO Bonds Series 2024B1 (LOC: PNC BANK NA)	(a)	1.20%		01/07/26	70,000,000	70,000,000
GO Bonds Series 2024B2 (LOC: PNC BANK NA)	(a)	1.05%		01/07/26	69,850,000	69,850,000
GO Bonds Series 2024C1 (LOC: BANK OF AMERICA NA)	(a)	2.55%		01/07/26	95,625,000	95,625,000
GO Bonds Series 2024C2 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/07/26	55,040,000	55,040,000
GO Bonds Series 2024C3 (LOC: BANK OF AMERICA NA)	(a)	2.55%		01/07/26	3,000,000	3,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.60%		01/08/26	11,912,000	11,912,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.59%		01/15/26	4,540,000	4,540,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.53%		02/03/26	18,460,000	18,460,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.54%		02/03/26	22,580,000	22,580,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.55%		02/04/26	32,355,000	32,355,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.56%		02/17/26	14,935,000	14,935,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.55%		02/18/26	13,475,000	13,475,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.50%		03/12/26	50,000,000	50,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.44%		01/06/26	29,030,000	29,030,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.54%		02/03/26	10,000,000	10,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.55%		03/03/26	36,510,000	36,510,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.55%		03/05/26	26,000,000	26,000,000
GO CP Series A4 (LOC: TD BANK NA)		2.53%		01/14/26	5,225,000	5,225,000
GO CP Series A4 (LOC: TD BANK NA)		2.61%		01/27/26	19,300,000	19,300,000
GO CP Series A4 (LOC: TD BANK NA)		2.56%		02/12/26	23,985,000	23,985,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.45%		01/06/26	20,000,000	20,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.55%		02/04/26	33,325,000	33,325,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		2.55%		02/10/26	50,000,000	50,000,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.59%		01/28/26	43,012,000	43,012,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.55%		02/04/26	30,205,000	30,205,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.55%		02/09/26	38,295,000	38,295,000
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	14,625,000	14,625,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	1,705,000	1,705,000
California Community Choice Financing Auth
Clean Energy RB Series 2021B1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	9,920,000	9,920,000
Clean Energy RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	2,000,000	2,000,000
Clean Energy RB Series 2023E1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	1,410,000	1,410,000
Clean Energy RB Series 2023F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	3,700,000	3,700,000
California Dept of Water Resources
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.45%		01/08/26	29,660,000	29,660,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		01/09/26	29,894,000	29,894,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		01/12/26	33,197,000	33,197,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		01/13/26	100,162,000	100,162,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.72%		01/14/26	24,411,000	24,411,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.73%		01/14/26	25,662,000	25,661,340
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.70%		01/15/26	13,760,000	13,760,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		01/15/26	69,462,000	69,462,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		01/16/26	13,322,000	13,322,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.62%		01/20/26	6,844,000	6,843,388
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.67%		01/21/26	16,104,000	16,104,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.70%		01/21/26	1,982,000	1,981,894
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S3		2.48%		03/05/26	33,000,000	33,000,000
RB (California Institute of Technology) Series 2006A	(a)	2.10%		01/07/26	34,415,000	34,415,000
RB (California Institute of Technology) Series 2006B	(a)	2.10%		01/07/26	40,675,000	40,675,000
RB (Stanford Univ) Series U6 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	53,650,000	53,650,000
RB (Stanford Univ) Series V1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.30%		01/02/26	22,265,000	22,265,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)	3.42%		01/07/26	10,000,000	10,000,000
IDRB (J Harris Industrial Water Treatment) Series 2015 (LOC: CITY NATIONAL BANK)	(a)(b)	3.42%		01/07/26	4,765,000	4,765,000
RB (EDCO Disposal Corp) Series 2024 (LOC: WELLS FARGO BANK NA)	(a)(b)	2.50%		01/07/26	28,585,000	28,585,000
RB (EDCO Refuse Services) Series 2025 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.50%		01/07/26	68,000,000	68,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	(a)	0.75%		01/07/26	74,800,000	74,800,000
RB (Adventist Health) Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	1.75%		01/02/26	33,760,000	33,760,000
RB (Cedars-Sinai Health System) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	16,000,000	16,000,000
RB (Cedars-Sinai) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.45%		01/02/26	16,385,000	16,385,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.52%		01/07/26	22,011,000	22,011,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.52%		01/07/26	12,003,000	12,003,000
RB (El Camino Health) Series 2025B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	1.55%		01/02/26	48,740,000	48,740,000
RB (El Camino Health) Series 2025C (LOC: US BANK NATIONAL ASSOCIATION)	(a)	1.50%		01/02/26	42,660,000	42,660,000
RB (Kaiser Permanente) Series 2006E		2.49%		05/05/26	38,800,000	38,800,000
RB (Kaiser Permanente) Series 2006E		2.65%		05/06/26	43,320,000	43,320,000
RB (Kaiser Permanente) Series 2006E		2.62%		06/03/26	15,525,000	15,525,000
RB (Scripps Health) Series 2024C1	(a)	0.85%		01/07/26	80,500,000	80,500,000
RB (Scripps Health) Series 2024C2	(a)	0.60%		01/07/26	65,800,000	65,800,000
Refunding RB (Stanford Hospital) Series 2008B1	(a)	1.07%		01/07/26	35,000,000	35,000,000
Refunding RB CP Notes (Stanford Hospital) Series 2008B2-2		2.53%		02/17/26	42,050,000	42,050,000
California Infrastructure & Economic Development Bank
1st Lien Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	11,250,000	11,250,000
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF MONTREAL)	(a)	2.93%		01/07/26	480,000	480,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Municipal Finance Auth
M/F Housing RB (Burbank Housing - Beverly Apartments) Series 2025A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.02%		01/07/26	8,120,000	8,120,000
M/F Housing RB (Cora Creek Apts) Series 2025A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.02%		01/07/26	40,535,000	40,535,000
Recovery Zone Facility RB (Chevron) Series 2010A	(a)	1.60%		01/02/26	114,685,000	114,685,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)	1.55%		01/02/26	18,940,000	18,940,000
Recovery Zone Facility RB (Chevron) Series 2010C	(a)	1.54%		01/02/26	19,515,000	19,515,000
Refunding RB (ExxonMobil) Series 2007	(a)	1.65%		01/02/26	32,505,000	32,505,000
Solid Waste Disposal RB (Recology Inc) Series 2024A (LOC: PNC BANK NA)	(a)(b)	2.72%		01/07/26	61,000,000	61,000,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF MONTREAL)	(a)	3.05%		01/07/26	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)	1.35%		01/07/26	5,060,000	5,060,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)	3.05%		01/07/26	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	1.35%		01/07/26	2,860,000	2,860,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	1.35%		01/07/26	5,395,000	5,395,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	3.05%		01/07/26	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)	3.05%		01/07/26	2,500,000	2,500,000
Solid Waste Disposal RB (Maple Dairy) Series 2025 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.05%		01/07/26	5,500,000	5,500,000
Solid Waste Disposal RB (P & D Dairy Poso Creek Family Dairy LLC) Series 2003 (LOC: BMO BANK NA)	(a)	3.05%		01/07/26	3,000,000	3,000,000
Solid Waste Disposal RB (Poso Creek Family Dairy LLC) Series 2025 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.05%		01/07/26	3,500,000	3,500,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)	2.72%		01/07/26	62,850,000	62,850,000
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)	1.35%		01/07/26	30,000,000	30,000,000
Solid Waste Disposal RB (T&W Farms) Series 2002 (LOC: COBANK ACB)	(a)	3.05%		01/07/26	2,940,000	2,940,000
Solid Waste Disposal RB (Vanderham Family Trust-Koetsier & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	3.05%		01/07/26	2,000,000	2,000,000
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.65%		01/02/26	40,860,000	40,860,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.65%		01/02/26	80,700,000	80,700,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	16,000,000	16,000,000
RB (Sharp Healthcare) Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)	1.05%		01/07/26	38,400,000	38,400,000
RB (Sharp Healthcare) Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)	1.55%		01/02/26	64,865,000	64,865,000
RB (Sharp Healthcare) Series 2024D (LOC: TD BANK NA)	(a)	1.05%		01/07/26	43,050,000	43,050,000
RB (Sharp Healthcare) Series 2024E (LOC: TD BANK NA)	(a)	1.55%		01/02/26	72,665,000	72,665,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Public Works Board
Lease RB Series 2021B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	7,500,000	7,500,000
Lease RB Series 2023D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,300,000	2,300,000
Lease RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.32%		01/07/26	7,500,000	7,500,000
Lease RB Series 2025C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	3,750,000	3,750,000
California School Cash Reserve Program Authority
TRAN 2025-2026A		5.00%		06/30/26	18,750,000	18,939,580
California State Univ
CP Series A2 (LOC: WELLS FARGO BANK NA)		2.49%		03/04/26	6,826,000	6,826,000
CP Series A2 (LOC: WELLS FARGO BANK NA)		2.50%		03/04/26	24,599,000	24,599,000
CP Series A2 (LOC: WELLS FARGO BANK NA)		2.51%		03/05/26	56,000,000	56,000,000
CP Series A2 (LOC: WELLS FARGO BANK NA)		2.53%		03/05/26	22,505,000	22,505,000
RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	3,035,000	3,035,000
RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	8,075,000	8,075,000
RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.34%		01/07/26	1,800,000	1,800,000
RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.15%		01/02/26	9,935,000	9,935,000
RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.34%		01/07/26	6,530,000	6,530,000
RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	2,790,000	2,790,000
RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	5,625,000	5,625,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)	3.40%		01/07/26	2,990,000	2,990,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.02%		01/07/26	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.02%		01/07/26	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.02%		01/07/26	29,690,000	29,690,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.02%		01/07/26	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.02%		01/07/26	3,400,000	3,400,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.02%		01/07/26	10,520,000	10,520,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.31%		01/07/26	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.02%		01/07/26	4,650,000	4,650,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.57%		01/07/26	2,420,000	2,420,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.02%		01/07/26	5,040,000	5,040,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)	2.85%		01/07/26	4,440,000	4,440,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.02%		01/07/26	11,385,000	11,385,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.35%		01/07/26	20,290,000	20,290,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)	2.85%		01/07/26	1,870,000	1,870,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.37%		01/07/26	6,900,000	6,900,000
M/F Housing Refunding RB (Horizons at Indio Park) Series 2005F (LOC: CITIBANK NA)	(a)	2.85%		01/07/26	2,110,000	2,110,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.25%		01/07/26	26,345,000	26,345,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.02%		01/07/26	15,650,000	15,650,000
M/F Housing Refunding RB (Uptown Newport Apts) Series 2021A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.38%		01/07/26	13,730,000	13,730,000
RB (Kaiser Permanente) Series 2004E		2.46%		03/03/26	21,700,000	21,700,000
RB (Kaiser Permanente) Series 2004E		2.60%		06/04/26	45,015,000	45,015,000
RB (Kaiser Permanente) Series 2004I		2.60%		01/06/26	16,000,000	16,000,000
RB (Kaiser Permanente) Series 2004I		2.46%		03/03/26	29,590,000	29,590,000
RB (Kaiser Permanente) Series 2004I		2.46%		03/04/26	24,800,000	24,800,000
RB (Kaiser Permanente) Series 2004I		2.62%		06/02/26	12,000,000	12,000,000
RB (Kaiser Permanente) Series 2004K		2.43%		02/03/26	49,000,000	49,000,000
RB (Kaiser Permanente) Series 2004K		2.55%		03/04/26	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2004K		2.63%		05/07/26	41,320,000	41,320,000
RB (Kaiser Permanente) Series 2006D		2.65%		01/07/26	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2006D		2.50%		02/03/26	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2008B		2.65%		04/01/26	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2008B		2.65%		05/05/26	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2008B		2.62%		06/02/26	17,000,000	17,000,000
RB (Kaiser Permanente) Series 2008C		2.60%		01/06/26	38,800,000	38,800,000
RB (Kaiser Permanente) Series 2008C		2.49%		05/05/26	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B2		2.42%		03/03/26	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B3		2.60%		06/04/26	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2009B4		2.60%		06/03/26	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B5		2.62%		06/03/26	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		2.60%		03/05/26	11,700,000	11,700,000
RB (Kaiser Permanente) Series 2009B6		2.65%		05/07/26	22,000,000	22,000,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	(a)	1.90%		01/02/26	19,005,000	19,005,000
Central Valley Energy Auth
Commodity Supply RB Series 2025 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	12,650,000	12,650,000
Chino Valley USD
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.33%		01/07/26	3,075,000	3,075,000
Contra Costa Water District
Extendible CP		2.85%	01/28/26	07/27/26	31,000,000	31,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.46%		02/03/26	4,930,000	4,930,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.60%		02/05/26	6,960,000	6,960,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.53%		02/18/26	21,000,000	21,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.53%		02/24/26	35,470,000	35,470,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.56%		03/05/26	6,640,000	6,640,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.60%		02/05/26	2,150,000	2,150,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.65%		02/05/26	10,000,000	10,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.53%		03/05/26	2,600,000	2,600,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.56%		03/05/26	45,000,000	45,000,000
Water System RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.18%		01/02/26	450,000	450,000
Water System RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.30%		01/02/26	5,525,000	5,525,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)	1.55%		01/02/26	19,340,000	19,340,000
Water & Wastewater Refunding RB Series 2024A (LIQ: BANK OF AMERICA NA)	(a)	1.65%		01/02/26	34,925,000	34,925,000
Elsinore Valley Municipal Water District
RB Series 2025A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.36%		01/07/26	66,050,000	66,050,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.31%		01/07/26	57,715,000	57,715,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.60%		02/11/26	30,500,000	30,500,000
Irvine
Limited Obligation Bonds (Assessment District No 00-18) Series A (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	1.75%		01/02/26	7,483,000	7,483,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.36%		01/07/26	14,800,000	14,800,000
Consolidated Refunding Bonds Series 2025A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.36%		01/07/26	98,000,000	98,000,000
Refunding Bonds Series 2011A2 (LOC: BANK OF AMERICA NA)	(a)	2.00%		01/02/26	15,685,000	15,685,000
Irvine Reassessment District No 4-20
Limited Obligation Bonds Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.75%		01/02/26	4,536,000	4,536,000
Long Beach Finance Auth
Lease RB Series 2023 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	13,335,000	13,335,000
Los Angeles
TRAN 2025		5.00%		06/25/26	84,000,000	84,754,053
Los Angeles Cnty
TRAN 2025-2026 Series A		5.00%		06/30/26	111,905,000	113,113,432
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		2.54%		02/03/26	11,750,000	11,750,000
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		2.60%		02/19/26	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		2.57%		02/03/26	25,000,000	25,000,000
Lease Revenue CP Series C (LOC: BANK OF AMERICA NA)		2.55%		02/03/26	58,473,000	58,473,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.57%		02/03/26	16,205,000	16,205,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.53%		03/03/26	5,470,000	5,470,000
Los Angeles Cnty Facilities Inc
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.32%		01/07/26	2,500,000	2,500,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.33%	01/02/26	01/07/26	1,400,000	1,400,000
Sub Sales Tax Revenue CP Series R (LOC: TD BANK NA)		2.63%		01/13/26	4,000,000	4,000,000
Sub Sales Tax Revenue CP Series R (LOC: TD BANK NA)		2.53%		01/20/26	16,666,000	16,666,000
Sub Sales Tax Revenue CP Series R (LOC: TD BANK NA)		2.55%		01/20/26	8,000,000	8,000,000
Sub Sales Tax Revenue CP Series R (LOC: TD BANK NA)		2.55%		01/21/26	13,729,000	13,729,000
Sub Sales Tax Revenue CP Series R (LOC: TD BANK NA)		2.45%		02/03/26	6,833,000	6,833,000
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.33%		01/07/26	3,970,000	3,970,000
Lease RB Series 2024H (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.33%		01/07/26	13,330,000	13,330,000
Lease RB Series 2025J (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.15%		01/02/26	1,875,000	1,875,000
Lease RB Series 2025J (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	10,550,000	10,550,000
Los Angeles Dept of Airports
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	8,000,000	8,000,000
Sr RB Series 2020C 2022H & 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	13,440,000	13,440,000
Sr RB Series 2022G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	4,975,000	4,975,000
Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,250,000	2,250,000
Sr RB Series 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	6,005,000	6,005,000
Sub RB Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,200,000	2,200,000
Sub RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	2,860,000	2,860,000
Sub RB Series 2017A & 2018D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.37%		01/07/26	11,000,000	11,000,000
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,790,000	5,790,000
Sub RB Series 2018A		5.00%		05/15/26	635,000	639,896
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	1,690,000	1,690,000
Sub RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	1,670,000	1,670,000
Sub RB Series 2018D		5.00%		05/15/26	100,000	100,777
Sub RB Series 2018D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.30%		01/07/26	5,510,000	5,510,000
Sub RB Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	2,410,000	2,410,000
Sub RB Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,335,000	1,335,000
Sub RB Series 2019D		5.00%		05/15/26	300,000	302,324
Sub RB Series 2019E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.33%		01/07/26	3,000,000	3,000,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	4,110,000	4,110,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sub RB Series 2021D & Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	6,450,000	6,450,000
Sub Refunding RB Series 2016B & 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	6,380,000	6,380,000
Sub Refunding RB Series 2021A		5.00%		05/15/26	140,000	140,896
Sub Refunding RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,215,000	7,215,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.40%		01/07/26	5,600,000	5,600,000
Sub Refunding RB series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,335,000	3,335,000
Sub Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.20%		01/02/26	11,135,000	11,135,000
Sub Refunding RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.45%		01/02/26	33,070,000	33,070,000
Sub Refunding RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	9,375,000	9,375,000
Sub Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	13,100,000	13,100,000
Sub Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	6,455,000	6,455,000
Sub Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.18%)	(b)(c)(d)	3.50%	01/02/26	03/05/26	16,655,000	16,655,000
Sub Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.37%		01/07/26	3,545,000	3,545,000
Sub Refunding RB Series 2025A & 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	24,240,000	24,240,000
Sub Refunding RB Series 2025A&B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	24,045,000	24,045,000
Sub Refunding RB Series 2025D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	5,275,000	5,275,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		2.38%		05/05/26	20,600,000	20,600,000
Sub Revenue CP Series B1 (LOC: PNC BANK NA)		2.40%		05/05/26	20,000,000	20,000,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		2.60%		02/10/26	5,864,000	5,864,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.33%	01/02/26	01/07/26	3,000,000	3,000,000
Los Angeles Municipal Improvement Corp
Lease RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.05%		01/02/26	18,335,000	18,335,000
Lease RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.37%		01/07/26	16,100,000	16,100,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.60%		01/08/26	12,000,000	12,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.57%		01/20/26	10,000,000	10,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.52%		02/02/26	15,000,000	15,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.55%		02/02/26	30,000,000	30,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.65%		01/13/26	20,000,000	20,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.55%		01/21/26	6,428,000	6,428,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.65%		01/21/26	14,572,000	14,572,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.55%		02/02/26	9,000,000	9,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.54%		01/06/26	7,389,000	7,389,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.60%		01/08/26	36,000,000	36,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.55%		01/21/26	7,751,000	7,751,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.52%		02/02/26	18,860,000	18,860,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.55%		02/02/26	17,500,000	17,500,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles USD
GO Bonds Series 2020RYQ		5.00%		07/01/26	1,250,000	1,266,355
GO Bonds Series 2020RYQ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	19,570,000	19,570,000
GO Bonds Series 2022QRR (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.32%		01/07/26	4,925,000	4,925,000
GO Bonds Series 2023QRR (LIQ: CITIBANK NA)	(b)(c)(d)	3.33%		01/07/26	9,625,000	9,625,000
ULT GO Refunding Bonds Series 2024A		5.00%		07/01/26	4,000,000	4,055,105
Mt. San Antonio CCD
GO Bonds Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	4,000,000	4,000,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.35%		01/07/26	13,000,000	13,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.35%		01/07/26	65,400,000	65,400,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.35%		01/07/26	70,000,000	70,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.41%		01/07/26	61,600,000	61,600,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.39%		01/07/26	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.41%		01/07/26	78,300,000	78,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.39%		01/07/26	57,900,000	57,900,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: BANK OF AMERICA NA)	(a)	1.65%		01/07/26	36,320,000	36,320,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)	(a)	2.60%		01/07/26	77,035,000	77,035,000
Riverside
Water Refunding RB Series 2011A (LOC: PNC BANK NA)	(a)	1.55%		01/02/26	23,950,000	23,950,000
Riverside Cnty
Teeter Plan Obligation Notes 2025A		2.55%		10/16/26	50,000,000	50,076,664
TRAN 2025		5.00%		06/30/26	62,000,000	62,683,869
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.85%		01/07/26	10,050,000	10,050,000
Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2023C (LOC: PNC BANK NA)	(a)	2.35%		01/07/26	57,020,000	57,020,000
San Diego CCD
GO Bonds Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	1,285,000	1,285,000
San Diego Cnty
TRAN 2025		5.00%		06/30/26	10,000,000	10,114,718
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.20%		01/02/26	2,800,000	2,800,000
Sr Airport RB Series 2023B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	4,765,000	4,765,000
Sr Airport RB Series 2023B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	7,790,000	7,790,000
Sr Airport RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.37%		01/07/26	2,555,000	2,555,000
Sr Airport RB Series 2025B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	4,000,000	4,000,000
Sub Airport RB Series 2019B & 2021B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.38%		01/07/26	3,210,000	3,210,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.45%		01/02/26	4,775,000	4,775,000
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		2.57%		03/02/26	15,023,000	15,023,000
San Diego Cnty Water Auth
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.46%		01/06/26	29,100,000	29,100,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.75%		02/06/26	22,000,000	22,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.50%		03/03/26	20,000,000	20,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.55%		03/10/26	35,000,000	35,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.51%		01/15/26	6,975,000	6,975,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.55%		02/04/26	35,000,000	35,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.55%		02/18/26	15,000,000	15,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.48%		02/25/26	14,115,000	14,115,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.55%		03/05/26	10,885,000	10,885,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.55%		03/06/26	3,025,000	3,025,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)	2.00%		01/07/26	21,750,000	21,750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF AMERICA NA)	(a)(b)	2.00%		01/07/26	76,265,000	76,265,000
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.32%		01/07/26	1,875,000	1,875,000
Sr Water RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	7,530,000	7,530,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.52%		03/12/26	33,972,000	33,972,000
San Diego USD
GO Bonds Series 2016F & 2017J & 2021N2 & 2022O2 (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	15,500,000	15,500,000
GO Bonds Series 2022F2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.30%		01/07/26	2,920,000	2,920,000
GO Bonds Series 2022F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.33%		01/07/26	2,000,000	2,000,000
GO Bonds Series 2023A3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.33%		01/07/26	725,000	725,000
GO Bonds Series 2025I3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	2,660,000	2,660,000
San Francisco
Lease Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		2.52%		02/05/26	36,670,000	36,670,000
San Francisco Airport Commission
RB 2nd Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.36%	01/02/26	01/07/26	1,675,000	1,675,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	17,000,000	17,000,000
RB 2nd Series 2018B (LOC: BARCLAYS BANK PLC)	(a)	1.25%		01/07/26	9,300,000	9,300,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.45%		01/07/26	53,030,000	53,030,000
RB 2nd Series 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	20,440,000	20,440,000
RB 2nd Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	4,400,000	4,400,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	17,500,000	17,500,000
RB 2nd Series 2019A & 2019E & 2022A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,580,000	4,580,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	11,350,000	11,350,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	57,020,000	57,020,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	43,395,000	43,395,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB 2nd Series 2022A		5.00%		05/01/26	760,000	765,359
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	9,385,000	9,385,000
RB 2nd Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.45%		01/02/26	18,500,000	18,500,000
RB 2nd Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	26,890,000	26,890,000
RB 2nd Series 2025D (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	2.25%		01/02/26	8,430,000	8,430,000
Refunding RB 2nd Series 2019H		5.00%		05/01/26	200,000	201,371
Refunding RB 2nd Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	2,900,000	2,900,000
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	13,000,000	13,000,000
Refunding RB 2nd Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	10,000,000	10,000,000
Refunding RB 2nd Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	2,400,000	2,400,000
Refunding RB 2nd Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.25%		01/02/26	19,020,000	19,020,000
Refunding RB 2nd Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	4,800,000	4,800,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.64%		03/13/26	12,000,000	12,000,000
Sub CP Notes B6 (LOC: BANK OF AMERICA NA)		2.58%		03/13/26	16,000,000	16,000,000
Sub CP Series A3 (LOC: BMO BANK NA)		2.61%		03/13/26	100,000,000	100,000,000
Sub CP Series A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.64%		03/13/26	82,000,000	82,000,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	3,750,000	3,750,000
GO Bonds Series 2022D1 & 2019B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.33%		01/07/26	920,000	920,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: TD BANK NA)	(a)	2.15%		01/07/26	17,400,000	17,400,000
Lease Refunding RB Series 20082 (LOC: TD BANK NA)	(a)	2.15%		01/07/26	17,070,000	17,070,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)	1.63%		01/07/26	2,150,000	2,150,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.45%		01/07/26	34,435,000	34,435,000
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.63%		02/10/26	40,444,000	40,444,000
Power CP Series A3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.60%		02/10/26	30,397,000	30,397,000
Wastewater RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.33%		01/07/26	2,130,000	2,130,000
Wastewater RB Series 2024C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	5,000,000	5,000,000
Wastewater RB Series 2024C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.32%		01/07/26	2,950,000	2,950,000
Wastewater RB Series 2024D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	12,465,000	12,465,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.53%		03/03/26	27,500,000	27,500,000
Water CP Series A4 (LOC: PNC BANK NA)		2.50%		01/08/26	25,000,000	25,000,000
Water Refunding RB Series 2025D (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.32%		01/07/26	4,675,000	4,675,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.50%		01/07/26	100,000,000	100,000,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.02%		01/07/26	19,100,000	19,100,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.39%		01/07/26	4,295,000	4,295,000
Sub Airport CP Notes Series A (LOC: BANK OF AMERICA NA)		2.65%		01/06/26	20,056,000	20,056,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.50%		01/07/26	4,685,000	4,685,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020A (LOC: BANK OF AMERICA NA)	(a)	2.60%		01/07/26	30,075,000	30,075,000
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)	1.55%		01/02/26	3,065,000	3,065,000
San Rafael Redevelopment Agency
M/F Housing RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)	1.74%		01/07/26	1,320,000	1,320,000
Santa Clara Valley Transportation Auth
Sales Tax RB Series 2025A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.10%		01/07/26	10,000,000	10,000,000
Sales Tax RB Series 2025A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.10%		01/07/26	20,000,000	20,000,000
Santa Clara Valley Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.40%		01/07/26	25,000,000	25,000,000
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.46%		03/16/26	9,375,000	9,375,000
Santa Clarita Valley Water Agency
CP Series A (LOC: BANK OF AMERICA NA)		2.50%		03/05/26	10,450,000	10,450,000
Santa Cruz Cnty
TRAN 2025-26		5.00%		06/25/26	20,000,000	20,213,485
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.85%		01/07/26	18,825,000	18,825,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A		2.50%		07/01/26	1,120,000	1,118,415
Sub Water Refunding RB Series 2024B1 (LIQ: BANK OF AMERICA NA)	(a)	2.60%		01/07/26	63,465,000	63,465,000
Sub Water Refunding RB Series 2024D (LIQ: BARCLAYS BANK PLC)	(a)	2.25%		01/07/26	67,420,000	67,420,000
Water Refunding RB Series 2025B (LIQ: PNC BANK NA)	(a)	2.35%		01/07/26	25,000,000	25,000,000
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2022B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.29%		01/07/26	59,495,000	59,495,000
Refunding RB (Linden Wind Energy) Series 2024A (LOC: PNC BANK NA)	(a)	2.10%		01/02/26	15,100,000	15,100,000
Univ of California
CP Notes Series 2009A		2.70%		01/08/26	38,500,000	38,500,000
CP Notes Series 2009A		2.70%		02/05/26	15,000,000	15,000,000
CP Notes Series 2009A		2.60%		04/06/26	8,850,000	8,850,000
General RB Series 2022BK (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	11,000,000	11,000,000
General RB Series 2025CC (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	2,835,000	2,835,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	10,500,000	10,500,000
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.20%		01/02/26	15,140,000	15,140,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medical Center Pooled RB Series 2022P (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	5,000,000	5,000,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	8,765,000	8,765,000
Ventura USD
GO Bonds Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.45%		01/02/26	800,000	800,000
GO Bonds Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.34%		01/07/26	1,780,000	1,780,000
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: BANK OF AMERICA NA)		2.56%		02/19/26	15,000,000	15,000,000
Washington Township Health Care District
GO Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	3,800,000	3,800,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.35%		01/07/26	2,825,000	2,825,000
						9,105,998,921
FLORIDA 0.1%
Hillsborough Cnty IDA
RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(a)	2.50%		01/02/26	14,085,000	14,085,000
ILLINOIS 0.0%
Illinois Finance Auth
RB (Univ of Chicago Medical Center) Series 2009D1 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	3,800,000	3,800,000
IOWA 0.0%
Iowa Finance Auth
RB (UnityPoint Health) Series 2018E (LOC: JPMORGAN CHASE BANK NA)	(a)	2.05%		01/02/26	500,000	500,000
MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Health System) Series 2024A (LOC: TD BANK NA)	(a)	2.40%		01/02/26	2,725,000	2,725,000
RB (Univ of Maryland Medical System) Series 2025C1 (LOC: TRUIST BANK)	(a)	2.45%		01/02/26	4,300,000	4,300,000
						7,025,000
MASSACHUSETTS 0.0%
Massachusetts Water Resources Auth
Sub General Refunding RB Series 2025F (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	1.80%		01/02/26	880,000	880,000
MICHIGAN 0.2%
Univ of Michigan
General RB Series 2012B	(a)	2.25%		01/02/26	18,775,000	18,775,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.5%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007A	(a)	2.50%		01/02/26	36,520,000	36,520,000
IDRB (Chevron) Series 2007B	(a)	2.50%		01/02/26	880,000	880,000
IDRB (Chevron) Series 2007E	(a)	2.50%		01/02/26	2,870,000	2,870,000
IDRB (Chevron) Series 2010H	(a)	2.50%		01/02/26	3,725,000	3,725,000
						43,995,000
NEW YORK 0.9%
New York City
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	2.50%		01/02/26	11,845,000	11,845,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	2.50%		01/02/26	11,000,000	11,000,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	2.45%	01/02/26	03/01/48	700,000	700,000
GO Bonds Fiscal 2025 Series G2 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	2,200,000	2,200,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	30,000,000	30,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	250,000	250,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.45%		01/02/26	1,200,000	1,200,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	5,050,000	5,050,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	2.48%		01/02/26	1,945,000	1,945,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	7,520,000	7,520,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	1,905,000	1,905,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	10,000,000	10,000,000
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(a)	2.45%		01/02/26	495,000	495,000
						84,110,000
NORTH CAROLINA 0.0%
Charlotte-Mecklenburg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(a)	2.50%		01/02/26	400,000	400,000
OHIO 0.1%
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NA)	(a)	2.30%		01/02/26	7,180,000	7,180,000
TEXAS 0.3%
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(a)	2.55%		01/02/26	14,000,000	14,000,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harris Cnty Cultural Education Facilities Finance Corp
RB (Houston Methodist) Series 2025E (LIQ: ROYAL BANK OF CANADA)	(a)	2.50%		01/02/26	12,225,000	12,225,000
						26,225,000
WASHINGTON 0.0%
King Cnty
Jr Lien Sewer Refunding RB Series 2025B (LIQ: BANK OF AMERICA NA)	(a)	2.45%		01/02/26	2,000,000	2,000,000
MULTIPLE STATES 0.5%
United States Treasury		3.45%		01/06/26	45,200,000	45,182,674
Total Municipal Securities (Cost $9,360,156,595)						9,360,156,595
Total Investments in Securities (Cost $9,360,156,595)						9,360,156,595

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,062,469,000 or 22.0% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$9,360,156,595
Cash		48,473
Receivables:
Fund shares sold		66,674,431
Interest		34,399,504
Prepaid expenses	+	173,882
Total assets		9,461,452,885

Liabilities
Payables:
Fund shares redeemed		96,830,886
Distributions to shareholders		4,664,008
Investment adviser and administrator fees		1,473,845
Shareholder service fees		41,741
Independent trustees’ fees		179
Accrued expenses	+	162,874
Total liabilities		103,173,533
Net assets		$9,358,279,352

Net Assets by Source
Capital received from investors		$9,358,273,983
Total distributable earnings	+	5,369
Net assets		$9,358,279,352

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,562,773,973		2,562,197,234		$1.00
Ultra Shares	$6,795,505,379		6,794,028,318		$1.00

See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$211,314,761

Expenses
Investment adviser and administrator fees		16,948,571
Shareholder service fees:
Investor Shares		3,836,452
Registration fees		228,833
Portfolio accounting fees		142,395
Independent trustees’ fees		55,689
Professional fees		39,182
Shareholder reports		26,989
Custodian fees		25,517
Transfer agent fees		1,261
Other expenses	+	52,453
Total expenses		21,357,342
Expense reduction	–	571,039
Net expenses	–	20,786,303
Net investment income		190,528,458

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		192,542
Increase in net assets resulting from operations		$190,721,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$190,528,458	$246,390,674
Net realized gains	+	192,542	293,852
Increase in net assets from operations		$190,721,000	$246,684,526

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($51,972,255 )	($68,466,453 )
Ultra Shares	+	(138,727,897)	(178,171,644)
Total distributions		($190,700,152 )	($246,638,097 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		2,580,493,453	2,660,029,948
Ultra Shares	+	8,753,925,369	8,254,962,482
Total shares sold		11,334,418,822	10,914,992,430
Shares Reinvested
Investor Shares		38,067,061	51,210,392
Ultra Shares	+	102,135,151	138,605,602
Total shares reinvested		140,202,212	189,815,994
Shares Redeemed
Investor Shares		(2,661,056,258)	(2,589,346,109)
Ultra Shares	+	(8,486,230,124)	(7,529,704,044)
Total shares redeemed		(11,147,286,382)	(10,119,050,153)
Net transactions in fund shares		327,334,652	985,758,271

NET ASSETS
Beginning of period		$9,030,923,852	$8,045,119,152
Total increase	+	327,355,500	985,804,700
End of period		$9,358,279,352	$9,030,923,852

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.02	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	—	—	(0.00)[2]
Total distributions	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.45%	3.06%	3.03%	0.92%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%	0.34%	0.34%	0.31%[3,4]	0.12%[4]
Total expenses	0.35%	0.36%	0.36%	0.37%[3]	0.38%
Net investment income (loss)	2.41%	3.01%	3.00%	1.05%	0.01%
Net assets, end of period (x 1,000,000)	$1,101	$1,054	$989	$702	$470

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.03	0.03	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.03	0.03	0.03	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	—	—	(0.00)[2]
Total distributions	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.60%	3.21%	3.19%	1.05%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%	0.19%	0.19%	0.19%[3,4]	0.12%[4]
Total expenses	0.20%	0.21%	0.21%	0.22%[3]	0.23%
Net investment income (loss)	2.56%	3.15%	3.13%	1.60%	0.01%
Net assets, end of period (x 1,000,000)	$2,154	$1,848	$1,394	$1,058	$98

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.0% OF NET ASSETS
ALASKA 0.0%
Valdez
Terminal Refunding RB (Exxon) Series 1993C	(a)	2.50%		01/02/26	100,000	100,000
CALIFORNIA 0.3%
Bay Area Toll Auth
Toll Bridge RB Series 2023A (LOC: BARCLAYS BANK PLC)	(a)	1.70%		01/02/26	3,010,000	3,010,000
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	1.75%		01/02/26	7,000,000	7,000,000
California Health Facilities Financing Auth
RB (Adventist Health) Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	1.75%		01/02/26	800,000	800,000
						10,810,000
ILLINOIS 0.1%
Illinois Finance Auth
Refunding RB (OSF Healthcare System) Series 2018C (LOC: PNC BANK NA)	(a)	2.30%		01/02/26	2,300,000	2,300,000
NEW YORK 97.0%
Ardsley NY UFSD
BAN 2025B		3.25%		06/03/26	4,500,000	4,512,778
Arlington CSD
BAN 2025		3.75%		06/26/26	8,750,000	8,776,430
Baldwinsville CSD
BAN 2025B		4.00%		07/17/26	5,900,000	5,929,179
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	32,775,000	32,775,000
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	2.48%		01/02/26	150,000	150,000
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	2.48%		01/02/26	10,600,000	10,600,000
Sr RB Series 2023A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,225,000	2,225,000
Sr RB Series 2025 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
BlackRock Municipal Income Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.46%		01/07/26	51,500,000	51,500,000
Blackrock MuniHoldings New York Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.46%		01/07/26	58,600,000	58,600,000
Cheektowaga-Maryvale UFSD
BAN 2025		3.50%		06/23/26	8,825,000	8,841,513
Churchville-Chili CSD
BAN 2025		4.50%		06/25/26	8,000,000	8,054,002
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	7,280,000	7,280,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	8,950,000	8,950,000
Cornell Univ
RB (Cornell Univ) Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,500,000	2,500,000
Cornwall CSD
BAN 2025		4.50%		06/17/26	5,000,000	5,031,995
Deer Park UFSD
TAN 2025-2026		3.50%		06/24/26	10,000,000	10,040,328
East Greenbush CSD
BAN Series 2025B		3.25%		12/10/26	4,000,000	4,024,287
East Islip UFSD
TAN 2025		3.25%		06/26/26	12,000,000	12,036,909
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	9,850,000	9,850,000
Eastport South Manor CSD
BAN 2025		3.50%		05/21/26	15,000,000	15,028,276
Erie Cnty IDA
Civic Facility RB (Canisius High School) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	8,270,000	8,270,000
Fayetteville-Manlius CSD
BAN 2025B		4.00%		07/16/26	2,100,000	2,108,358
Grand Island
BAN 2025		4.00%		10/02/26	6,743,892	6,825,202
Half Hollow Hills CSD
TAN 2025-2026		3.25%		06/24/26	10,000,000	10,031,820
Hauppauge UFSD
TAN 2025-2026		3.25%		06/24/26	13,000,000	13,043,287
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.34%		01/07/26	15,000,000	15,000,000
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	12,500,000	12,500,000
Ithaca CSD
BAN 2025		4.00%		07/10/26	2,600,000	2,612,669
Katonah-Lewisboro UFSD
BAN 2025		3.50%		06/03/26	13,000,000	13,028,909
Kingston
BAN 2025A		4.00%		03/04/26	13,470,000	13,494,493
Lancaster CSD
BAN 2025		3.50%		06/05/26	7,045,231	7,061,104
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	7,500,000	7,500,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)	3.39%		01/07/26	510,000	510,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)	3.37%		01/07/26	2,160,000	2,160,000
Lewiston-Porter CSD
BAN 2025		3.75%		07/15/26	10,500,000	10,532,961
Liverpool CSD
BAN 2025		3.75%		06/26/26	15,000,000	15,045,308
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mahopac CSD
BAN 2025		3.75%		07/24/26	3,355,793	3,370,463
Metropolitan Transportation Auth
Dedicated Tax Bonds Series 2024B1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,800,000	5,800,000
Dedicated Tax Fund RB Series 2017B1 (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	2.60%		01/02/26	10,130,000	10,130,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	23,330,000	23,330,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	2.45%		01/02/26	1,050,000	1,050,000
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(a)	2.55%		01/02/26	16,800,000	16,800,000
Transportation RB Series 2005D2 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	710,000	710,000
Transportation Refunding RB Series 2002D2B (LOC: TRUIST BANK)	(a)	2.50%		01/02/26	17,500,000	17,500,000
Transportation Refunding RB Series 2012G3 (LOC: ROYAL BANK OF CANADA)	(a)	2.50%		01/02/26	13,370,000	13,370,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	7,500,000	7,500,000
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(a)	2.50%		01/02/26	22,760,000	22,760,000
Middletown City SD
BAN 2025		3.25%		12/02/26	7,000,000	7,043,035
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	6,260,000	6,260,000
Nassau Cnty IDA
Housing RB (Rockville Centre Housing Associates) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.57%		01/07/26	6,855,000	6,855,000
New York City
GO Bonds Fiscal 2006 Series HA		5.00%		01/01/26	150,000	150,000
GO Bonds Fiscal 2008 Series J9		5.00%		08/01/26	240,000	243,099
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	(a)	3.30%		01/07/26	9,100,000	9,100,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	1,900,000	1,900,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	2.50%		01/02/26	1,690,000	1,690,000
GO Bonds Fiscal 2013 Series A-5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.30%		01/07/26	500,000	500,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	2,440,000	2,440,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(a)	2.45%		01/02/26	1,505,000	1,505,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	7,830,000	7,830,000
GO Bonds Fiscal 2016 Series C		5.00%		08/01/26	100,000	100,178
GO Bonds Fiscal 2016 Series D		5.00%		08/01/26	275,000	275,486
GO Bonds Fiscal 2017 Series A1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	10,000,000	10,000,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	1,130,000	1,130,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	2,520,000	2,520,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	2.50%		01/02/26	15,750,000	15,750,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,850,000	6,850,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.60%		01/02/26	6,550,000	6,550,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	2.45%	01/02/26	03/01/48	900,000	900,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	500,000	500,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,485,000	3,485,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	29,560,000	29,560,000
GO Bonds Fiscal 2023 Series A1		5.00%		09/01/26	1,520,000	1,543,132
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	2.45%		01/02/26	1,285,000	1,285,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	1,300,000	1,300,000
GO Bonds Fiscal 2023 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	900,000	900,000
GO Bonds Fiscal 2023 Series B1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	12,750,000	12,750,000
GO Bonds Fiscal 2023 Series E1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	12,020,000	12,020,000
GO Bonds Fiscal 2023 Series E1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,500,000	2,500,000
GO Bonds Fiscal 2023 Series E1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	8,300,000	8,300,000
GO Bonds Fiscal 2023 Series F1		5.00%		08/01/26	5,000,000	5,067,966
GO Bonds Fiscal 2024 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	8,440,000	8,440,000
GO Bonds Fiscal 2025 Series A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	1,900,000	1,900,000
GO Bonds Fiscal 2025 Series B		5.00%		02/01/26	100,000	100,167
GO bonds Fiscal 2025 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,025,000	3,025,000
GO Bonds Fiscal 2025 Series C1		5.00%		09/01/26	105,000	106,671
GO Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.25%		01/02/26	5,090,000	5,090,000
GO Bonds Fiscal 2025 Series C3 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	68,750,000	68,750,000
GO Bonds Fiscal 2026 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	7,450,000	7,450,000
GO Bonds Fiscal 2026 Series A1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	6,325,000	6,325,000
GO Bonds Fiscal 2026 Series A1 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	01/29/26	4,590,000	4,590,000
GO Bonds Fiscal 2026 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	11,355,000	11,355,000
New York City Housing Development Corp
M/F Housing RB Series 2014G1 & 2015D1B (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	22,000,000	22,000,000
M/F Housing RB Series 2015I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		2.95%		02/02/26	2,635,000	2,634,819
M/F Housing RB Series 2016E1A		2.35%		05/01/26	100,000	99,646
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.35%		01/07/26	24,680,000	24,680,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.31%		01/07/26	10,355,000	10,355,000
M/F Housing RB Series 2019J		1.75%		05/01/26	625,000	623,011
M/F Housing RB Series 2021F1		0.65%		11/01/26	450,000	440,515
M/F Housing RB series 2021G		0.55%		05/01/26	440,000	436,355
M/F Housing RB Series 2021G		0.60%		11/01/26	330,000	323,567
M/F Housing RB Series 2022 A&C1&E2 (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	3,500,000	3,500,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	3.20%		01/07/26	6,000,000	6,000,000
M/F Housing RB Series 2023 E1A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	4,000,000	4,000,000
M/F Housing RB Series 2023B2 (LIQ: TD BANK NA)	(a)	3.35%		01/07/26	415,000	415,000
M/F Housing RB Series 2023B3 (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	15,190,000	15,190,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.35%		01/07/26	8,000,000	8,000,000
M/F Housing RB Series 2024 A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,200,000	3,200,000
M/F Housing RB Series 2025A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	6,155,000	6,155,000
M/F Housing RB Series 2025F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,500,000	4,500,000
M/F Mortgage RB (201 Pearl St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.45%		01/07/26	500,000	500,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	2.33%		01/07/26	2,200,000	2,200,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)	2.42%		01/07/26	4,860,000	4,860,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	(a)	2.45%		01/07/26	17,265,000	17,265,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	(a)	2.50%		01/07/26	24,000,000	24,000,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.31%		01/07/26	22,200,000	22,200,000
M/F Rental Housing RB (90 West St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.30%		01/07/26	1,500,000	1,500,000
M/F Rental Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.05%		01/07/26	54,480,000	54,480,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.35%		01/07/26	19,100,000	19,100,000
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.50%		01/07/26	15,000,000	15,000,000
M/F Rental Housing RB (The Balton) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	6,900,000	6,900,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.50%		01/07/26	25,000,000	25,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	(a)	3.36%		01/07/26	7,435,000	7,435,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,500,000	2,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,980,000	3,980,000
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD		5.00%		06/15/26	275,000	277,733
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,250,000	3,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	1,800,000	1,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	3,800,000	3,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,800,000	3,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	14,000,000	14,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,830,000	2,830,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.10%)	(b)(c)(d)	3.42%	01/02/26	02/05/26	31,885,000	31,885,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%		01/07/26	2,500,000	2,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	5,000,000	5,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2026 Series AA1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	4,330,000	4,330,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.40%		01/02/26	530,000	530,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	200,000	200,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(a)	3.30%		01/07/26	2,475,000	2,475,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	1,380,000	1,380,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.45%		01/02/26	515,000	515,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.34%	01/02/26	01/07/26	9,930,000	9,930,000
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	1,665,000	1,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	1,515,000	1,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,345,000	3,345,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	2.50%		01/02/26	6,935,000	6,935,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	1,585,000	1,585,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	24,550,000	24,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,700,000	1,700,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	2.60%		01/02/26	3,375,000	3,375,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.50%		01/02/26	2,750,000	2,750,000
Water & Sewer System RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(a)	3.31%		01/07/26	2,375,000	2,375,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,615,000	3,615,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	12,905,000	12,905,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	2.48%		01/02/26	10,000,000	10,000,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	6,915,000	6,915,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	6,500,000	6,500,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	6,005,000	6,005,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C6 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.30%		01/07/26	1,000,000	1,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C7 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	1,050,000	1,050,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		01/02/26	1,890,000	1,890,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C1		5.00%		05/01/26	210,000	211,495
Future Tax Secured Sub Bonds Fiscal 2021 Series A		5.00%		11/01/26	520,000	529,900
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series D1		5.00%		11/01/26	615,000	627,184
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	2.45%		01/02/26	1,200,000	1,200,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	6,560,000	6,560,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,400,000	2,400,000
Future Tax Secured Sub Bonds Fiscal 2023 Series F1		5.00%		02/01/26	685,000	686,134
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	7,010,000	7,010,000
Future Tax Secured Sub Bonds Fiscal 2024 Series B		5.00%		05/01/26	325,000	327,370
Future Tax Secured Sub Bonds Fiscal 2024 Series B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,185,000	4,185,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	10,255,000	10,255,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	11,250,000	11,250,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	6,875,000	6,875,000
Future Tax Secured Sub Bonds Fiscal 2024 Series F1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	1,875,000	1,875,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2024 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	2,815,000	2,815,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	4,290,000	4,290,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	9,815,000	9,815,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,225,000	2,225,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.33%		01/07/26	13,100,000	13,100,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.60%		01/02/26	8,550,000	8,550,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	1,875,000	1,875,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.35%		01/07/26	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	8,540,000	8,540,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	8,080,000	8,080,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H2 (LIQ: TD BANK NA)	(a)	2.45%		01/02/26	600,000	600,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	3,335,000	3,335,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,650,000	3,650,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 & C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2026 Series A1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	4,740,000	4,740,000
Future Tax Secured Sub Bonds Fiscal 2026 Series B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	10,395,000	10,395,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,375,000	4,375,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.04%)	(c)	3.36%	01/02/26	05/05/26	15,000,000	15,000,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(c)	3.36%	01/02/26	07/06/26	13,100,000	13,100,000
New York State
GO Bonds Series 2023A		5.00%		03/15/26	300,000	301,312
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	19,000,000	19,000,000
RB (Catholic Health System) Series 2019B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.42%		01/07/26	34,000,000	34,000,000
RB (Columbia Univ) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,500,000	1,500,000
RB (Cornell Univ) Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	7,100,000	7,100,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	5,215,000	5,215,000
RB (Memorial Sloan-Kettering Cancer Center) Series 2025-1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	2,190,000	2,190,000
RB (New York Univ) Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	13,125,000	13,125,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.37%		01/07/26	6,830,000	6,830,000
RB (NYU Langone Hospitals) Series 2020A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	705,000	705,000
RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	15,000,000	15,000,000
State Personal Income Tax RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	13,280,000	13,280,000
State Personal Income Tax RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	7,000,000	7,000,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	2,000,000	2,000,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	490,000	490,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	3,455,000	3,455,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	4,165,000	4,165,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,035,000	2,035,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	5,625,000	5,625,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	1,875,000	1,875,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	6,305,000	6,305,000
State Personal Income Tax RB Series 2025A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	3.49%	01/02/26	02/19/26	10,650,000	10,650,000
State Personal Income Tax RB Series 2025C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	1,875,000	1,875,000
State Personal Income Tax RB Series 2025C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	17,275,000	17,275,000
State Sales Tax RB Series 2018E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,350,000	2,350,000
State Sales Tax RB Series 2018E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.34%		01/07/26	23,560,000	23,560,000
State Sales Tax RB Series 2018E (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,125,000	2,125,000
State Sales Tax RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	8,435,000	8,435,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.25%		01/07/26	400,000	400,000
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.46%		01/07/26	1,700,000	1,700,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.45%		01/07/26	1,200,000	1,200,000
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.30%		01/07/26	15,100,000	15,100,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.55%		01/07/26	32,975,000	32,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.33%		01/07/26	5,900,000	5,900,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.33%		01/07/26	11,200,000	11,200,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.33%		01/07/26	15,100,000	15,100,000
Housing RB (39th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.50%		01/07/26	600,000	600,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.33%		01/07/26	5,800,000	5,800,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.48%		01/07/26	34,905,000	34,905,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.45%		01/07/26	20,000,000	20,000,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.45%		01/07/26	13,250,000	13,250,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.33%		01/07/26	2,910,000	2,910,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.33%		01/07/26	7,000,000	7,000,000
Housing RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(a)	2.35%		01/07/26	13,835,000	13,835,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	43,000,000	43,000,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	6,400,000	6,400,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	11,500,000	11,500,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	16,500,000	16,500,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.52%		01/07/26	2,100,000	2,100,000
Housing RB (McCarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.45%		01/07/26	4,005,000	4,005,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.50%		01/07/26	4,525,000	4,525,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.45%		01/07/26	19,700,000	19,700,000
Housing RB (Tower 31) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.33%		01/07/26	53,600,000	53,600,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.33%		01/07/26	4,100,000	4,100,000
Housing RB (W 17th St) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.25%		01/07/26	4,000,000	4,000,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.40%		01/07/26	26,000,000	26,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)	2.48%		01/07/26	4,500,000	4,500,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: ROYAL BANK OF CANADA)	(a)	2.35%		01/07/26	40,590,000	40,590,000
Homeowner Mortgage RB Series 221		2.00%		04/01/26	250,000	249,454
Homeowner Mortgage RB Series 223		1.85%		04/01/26	150,000	149,515
Homeowner Mortgage RB Series 232		5.00%		04/01/26	380,000	381,655
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	2.30%		01/07/26	26,180,000	26,180,000
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(a)	2.35%		01/07/26	12,710,000	12,710,000
Homeowner Mortgage RB Series 258 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	2,355,000	2,355,000
Homeowner Mortgage RB Series 270 (LIQ: BARCLAYS BANK PLC)	(a)	2.25%		01/07/26	10,000,000	10,000,000
New York State Power Auth
CP Series 1		2.66%		01/06/26	25,528,000	25,528,000
CP Series 1		2.66%		01/07/26	10,400,000	10,400,000
CP Series 1		2.69%		01/13/26	30,000,000	30,000,000
CP Series 1&2		2.70%		01/05/26	29,500,000	29,500,000
Green Transmission RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	6,665,000	6,665,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	11,290,000	11,290,000
New York State Power Auth Green Transmission
RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.37%		01/07/26	3,750,000	3,750,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	13,220,000	13,220,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	15,545,000	15,545,000
State Personal Income Tax RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	6,800,000	6,800,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	13,000,000	13,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.37%		01/07/26	2,150,000	2,150,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.57%		01/02/26	17,330,000	17,330,000
State Personal Income Tax RB Series 2025A&B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	6,500,000	6,500,000
State Personal Income Tax RB Series 2025B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	8,200,000	8,200,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.38%		01/07/26	600,000	600,000
State Personal Income Tax RB Series 2020C		5.00%		03/15/26	475,000	477,043
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	3,390,000	3,390,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	2,290,000	2,290,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,125,000	3,125,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	8,895,000	8,895,000
State Personal Income Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	3,880,000	3,880,000
State Sales Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	1,825,000	1,825,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,000,000	4,000,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	25,000,000	25,000,000
State Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	3.52%	01/02/26	02/26/26	14,250,000	14,250,000
State Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	6,665,000	6,665,000
State Sales Tax RB Series 2024A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.18%)	(b)(c)(d)	3.50%	01/02/26	01/22/26	5,700,000	5,700,000
Niskayuna CSD
BAN 2025		3.50%		06/26/26	5,000,000	5,010,452
North Babylon NY UFSD
TAN 2025-2026		3.25%		06/25/26	6,000,000	6,020,551
Northport-East Northport UFSD
TAN 2025-2026		3.50%		06/24/26	7,000,000	7,029,513
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.37%		01/07/26	14,200,000	14,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.37%		01/07/26	60,300,000	60,300,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.39%		01/07/26	40,000,000	40,000,000
Oneida Cnty Industrial Development Agency
Civic Facility RB (Mohawk Valley Community College) Series 2004A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	4,040,000	4,040,000
Orchard Park
BAN 2025		3.50%		08/14/26	11,139,000	11,193,551
Penfield Central SD
BAN 2025		3.50%		06/25/26	7,000,000	7,013,248
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.39%		01/07/26	1,700,000	1,700,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	1,875,000	1,875,000
Consolidated Bonds 207th Series		5.00%		09/15/26	21,720,000	22,069,767
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.37%		01/07/26	1,745,000	1,745,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	6,960,000	6,960,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	6,815,000	6,815,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.36%		01/07/26	1,310,000	1,310,000
Consolidated Bonds 226th Series		5.00%		10/15/26	290,000	294,788
Consolidated Bonds 231st Series		5.00%		08/01/26	400,000	405,042
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	2,760,000	2,760,000
Consolidated Bonds 234th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	2,625,000	2,625,000
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	1,020,000	1,020,000
Consolidated Bonds 236th Series (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.37%		01/07/26	6,670,000	6,670,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.38%		01/07/26	2,400,000	2,400,000
Consolidated Bonds 242nd Series (LIQ: CITIBANK NA)	(b)(c)(d)	3.35%		01/07/26	7,500,000	7,500,000
Consolidated Bonds 248th Series		5.00%		01/15/26	2,900,000	2,902,042
Consolidated Bonds 248th Series (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.55%		01/02/26	4,070,000	4,070,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	5,785,000	5,785,000
Rensselaer Cnty IDA
Civic Facility RB (Sage Colleges) Series 2002A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	1,575,000	1,575,000
Rye CSD
BAN 2025		3.50%		06/26/26	6,280,530	6,293,960
Sayville UFSD
TAN 2025-2026		3.15%		06/24/26	4,000,000	4,013,814
Schenectady IDA
Civic Facility RB (Union Graduate College) Series 2008A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	3,180,000	3,180,000
Skaneateles CSD
BAN 2025		3.75%		06/25/26	8,755,000	8,780,876
Smithtown CSD
TAN 2025-2026		4.00%		06/25/26	10,000,000	10,074,618
Suffolk Cnty
TAN Series 2026		4.00%		07/24/26	15,000,000	15,122,085
Tompkins Cnty
BAN 2025		4.00%		02/13/26	9,869,470	9,881,599
Tompkins Cnty IDA
Civic Facility RB Series 2003A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	5,660,000	5,660,000
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2025A		5.00%		05/15/26	30,000,000	30,263,861
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(a)	2.50%		01/02/26	210,000	210,000
General RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%	01/02/26	01/07/26	1,250,000	1,250,000
General RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	3,305,000	3,305,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,800,000	4,800,000
General RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,750,000	2,750,000
General RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.35%		01/07/26	8,875,000	8,875,000
General RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	3,375,000	3,375,000
General RB Series 2022A 2023B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	8,225,000	8,225,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	24,975,000	24,975,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	3,120,000	3,120,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	2.50%		01/02/26	1,925,000	1,925,000
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	11,465,000	11,465,000
Payroll Mobility Tax Sr Lien Bonds Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,020,000	3,020,000
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	2,665,000	2,665,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,290,000	2,290,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,875,000	3,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A, 2021C1A & 2021C3 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.36%		01/07/26	2,835,000	2,835,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	4,835,000	4,835,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	1,040,000	1,040,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,000,000	3,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	1,875,000	1,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.35%		01/07/26	8,610,000	8,610,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,555,000	4,555,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,840,000	4,840,000
Payroll Mobility Tax Sr Lien Bonds Series 2024A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.18%)	(b)(c)(d)	3.50%	01/02/26	02/05/26	35,780,000	35,780,000
Payroll Mobility Tax Sr Lien Bonds Series 2024B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.35%		01/07/26	4,820,000	4,820,000
Payroll Mobility Tax Sr Lien RB Series 2021A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	4,580,000	4,580,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2021A2		2.00%		05/15/26	3,410,000	3,395,111
Payroll Mobility Tax Sr Lien Refunding RB Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	4,025,000	4,025,000
Sales Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.50%		01/02/26	10,000,000	10,000,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	4,700,000	4,700,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	3,625,000	3,625,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.36%		01/07/26	15,000,000	15,000,000
Sales Tax RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.35%		01/07/26	23,290,000	23,290,000
Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.35%		01/07/26	11,835,000	11,835,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	23,715,000	23,715,000
Sales Tax RB Series 2023A & 2022A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	60,000	60,000
Sales Tax RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	7,455,000	7,455,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.60%		01/02/26	6,450,000	6,450,000
Sales Tax RB Series 2024A1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	2,265,000	2,265,000
Sales Tax RB Series 2024A1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.35%		01/07/26	10,000,000	10,000,000
Ulster Cnty
BAN 2025		3.25%		11/13/26	6,701,451	6,740,894
Vestal CSD
BAN 2025		4.00%		06/26/26	2,100,000	2,109,487
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.52%		01/07/26	430,000	430,000
West Babylon UFSD
TAN 2025-2026		4.00%		06/26/26	5,000,000	5,032,988
West Genesee CSD
BAN 2025A		3.75%		06/25/26	5,000,000	5,015,469
West Islip UFSD
TAN 2025-2026		3.25%		06/18/26	3,000,000	3,009,096
						3,156,677,525
OHIO 0.3%
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NA)	(a)	2.30%		01/02/26	10,100,000	10,100,000
TEXAS 0.3%
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White) Series 2024B (LOC: BARCLAYS BANK PLC)	(a)	1.70%		01/02/26	10,915,000	10,915,000
Total Municipal Securities (Cost $3,190,902,525)						3,190,902,525
Total Investments in Securities (Cost $3,190,902,525)						3,190,902,525

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,532,280,000 or 47.1% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$3,190,902,525
Cash		68,658
Receivables:
Fund shares sold		70,668,697
Interest		16,871,131
Prepaid expenses	+	160,265
Total assets		3,278,671,276

Liabilities
Payables:
Fund shares redeemed		16,123,834
Investments bought		5,090,000
Distributions to shareholders		1,754,729
Investment adviser and administrator fees		468,620
Shareholder service fees		17,904
Independent trustees’ fees		167
Accrued expenses	+	57,763
Total liabilities		23,513,017
Net assets		$3,255,158,259

Net Assets by Source
Capital received from investors		$3,255,158,259
Net assets		$3,255,158,259

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,100,680,480		1,100,490,374		$1.00
Ultra Shares	$2,154,477,779		2,154,148,503		$1.00

See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$78,483,209

Expenses
Investment adviser and administrator fees		5,423,354
Shareholder service fees:
Investor Shares		1,583,936
Registration fees		158,639
Portfolio accounting fees		107,421
Independent trustees’ fees		51,385
Professional fees		37,186
Shareholder reports		12,544
Custodian fees		9,707
Transfer agent fees		1,262
Other expenses	+	24,411
Total expenses		7,409,845
Expense reduction	–	399,077
Net expenses	–	7,010,768
Net investment income		71,472,441

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		149,951
Increase in net assets resulting from operations		$71,622,392
See financial notes

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$71,472,441	$77,897,964
Net realized gains	+	149,951	108,928
Increase in net assets from operations		$71,622,392	$78,006,892

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($25,492,819 )	($29,518,677 )
Ultra Shares	+	(46,097,759)	(48,449,872)
Total distributions		($71,590,578 )	($77,968,549 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,387,429,655	1,290,573,712
Ultra Shares	+	2,992,764,322	2,487,149,695
Total shares sold		4,380,193,977	3,777,723,407
Shares Reinvested
Investor Shares		20,242,493	23,280,795
Ultra Shares	+	35,011,681	36,261,426
Total shares reinvested		55,254,174	59,542,221
Shares Redeemed
Investor Shares		(1,361,147,294)	(1,248,669,663)
Ultra Shares	+	(2,721,718,469)	(2,069,533,249)
Total shares redeemed		(4,082,865,763)	(3,318,202,912)
Net transactions in fund shares		352,582,388	519,062,716

NET ASSETS
Beginning of period		$2,902,544,057	$2,383,442,998
Total increase	+	352,614,202	519,101,059
End of period		$3,255,158,259	$2,902,544,057

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Municipal Money Fund	Schwab U.S. Treasury Money Fund
Schwab AMT Tax-Free Money Fund	Schwab Treasury Obligations Money Fund
Schwab California Municipal Money Fund	Schwab Prime Advantage Money Fund
Schwab New York Municipal Money Fund	Schwab Retirement Government Money Fund
Schwab Government Money Fund
Each fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions.
The Schwab AMT Tax-Free Money Fund’s goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions.
The Schwab California Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions.
The Schwab New York Municipal Money Fund’s goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Each fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) each fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
Each fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
Each fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	69%	69%	81%	83%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	13%	11%	14%	10%
	(Bank of America NA)	(Bank of America NA)	(Bank of America NA)	(Bank of America NA)
For additional information, please refer to each funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of a fund shares owned by shareholders holding shares through such service providers.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%	0.34%	0.34%
Ultra Shares	0.19%	0.19%	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended December 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$169,370,955	$231,041,255	$0
Schwab AMT Tax-Free Money Fund	22,722,012	6,560,487	0
Schwab California Municipal Money Fund	231,041,255	48,411,181	0
Schwab New York Municipal Money Fund	6,560,487	12,697,790	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

6. Borrowing from Banks (continued):
with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Municipal Money Fund	$18,989,533,361
Schwab AMT Tax-Free Money Fund	4,381,727,366
Schwab California Municipal Money Fund	9,360,156,595
Schwab New York Municipal Money Fund	3,190,902,525
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	TOTAL
Schwab Municipal Money Fund	$—	$—
Schwab AMT Tax-Free Money Fund	—	—
Schwab California Municipal Money Fund	5,369	5,369
Schwab New York Municipal Money Fund	—	—
As of December 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$441,496,185	$248,638	$35,967	$510,676,608	$635,579	$74,163
Schwab AMT Tax-Free Money Fund	92,730,168	152,839	8,121	101,458,179	80,025	20,895
Schwab California Municipal Money Fund	189,927,979	772,173	—	246,358,954	279,143	—
Schwab New York Municipal Money Fund	71,452,702	85,118	52,758	77,884,885	83,664	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Schwab Municipal Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Municipal Money Fund, Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Municipal Money Fund, Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund, (the “Funds”), four of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Municipal Money Funds | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Municipal Money Funds | Annual Holdings and Financial Statements

MFR13859-29
00321737

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 13, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	February 13, 2026